Short 7-10 Year Treasury
 Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 103.4%

REPURCHASE AGREEMENTS(a) - 103.4%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $95,292,256
(Cost $95,292,131)	95,292,131	95,292,131

Total Investments - 103.4% (Cost $95,292,131)		95,292,131
Liabilities in excess of other assets - (3.4%)		(3,149,919)
Net Assets - 100.0%		92,142,212

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short 7-10 Year Treasury
 Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	1	12/21/2021	USD	$133,422	$155

Swap Agreements

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(22,639,152)	11/7/2022	Bank of America NA	0.43%	ICE U.S. Treasury 7-10 Year Bond Index	11,144
(69,366,118)	8/8/2022	Citibank NA	0.41%	ICE U.S. Treasury 7-10 Year Bond Index	(294,174)
(92,005,270)					(283,030)
				Total Unrealized Appreciation	11,144
				Total Unrealized Depreciation	(294,174)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short 20+ Year Treasury
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 105.2%

REPURCHASE AGREEMENTS(a) - 32.3%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $203,894,548
(Cost $203,894,279)	203,894,279	203,894,279

U.S. TREASURY OBLIGATIONS(b) - 72.9%
U.S. Treasury Bills
0.03%, 9/23/2021(c)	40,000,000	39,999,174
0.04%, 9/30/2021(c)	30,000,000	29,999,215
0.02%, 10/14/2021(c)	25,000,000	24,998,955
0.01%, 10/21/2021(c)	25,000,000	24,998,437
0.04%, 10/28/2021(c)	20,000,000	19,998,417
0.04%, 11/4/2021(c)	30,000,000	29,997,733
0.04%, 11/12/2021(c)	75,000,000	74,992,125
0.05%, 11/18/2021(c)	10,000,000	9,999,079
0.02%, 12/2/2021(c)	30,000,000	29,997,125
0.04%, 12/30/2021(c)	50,000,000	49,992,500
0.05%, 1/27/2022(c)	20,000,000	19,996,917
0.03%, 2/24/2022(c)	45,000,000	44,989,000
0.06%, 3/24/2022(c)	10,000,000	9,998,017
0.07%, 5/19/2022(c)	25,000,000	24,990,972
0.08%, 6/16/2022(c)	25,000,000	24,988,400
TOTAL U.S. TREASURY OBLIGATIONS (Cost $459,939,499)		459,936,066

TOTAL SHORT-TERM INVESTMENTS (Cost $663,833,778)		663,830,345

Total Investments - 105.2% (Cost $663,833,778)		663,830,345
Liabilities in excess of other assets - (5.2%)		(32,864,482)
Net Assets - 100.0%		630,965,863

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $43,673,929.
(c)	The rate shown was the current yield as of August 31, 2021.

Short 20+ Year Treasury
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	68	12/21/2021	USD	$11,092,500	$32,952

Swap Agreements

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(231,647,813)	8/8/2022	Citibank NA	0.39%	ICE U.S. Treasury 20+ Year Bond Index	(3,544,248)
(179,567,015)	2/7/2022	Goldman Sachs International	0.25%	ICE U.S. Treasury 20+ Year Bond Index	(18,116,047)
(213,687,740)	2/7/2022	Societe Generale	0.22%	ICE U.S. Treasury 20+ Year Bond Index	(19,798,248)
(624,902,568)					(41,458,543)
				Total Unrealized Depreciation	(41,458,543)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Basic Materials
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 103.9%

REPURCHASE AGREEMENTS(a) - 103.9%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $1,573,983
(Cost $1,573,980)	1,573,980	1,573,980

Total Investments - 103.9% (Cost $1,573,980)		1,573,980
Liabilities in excess of other assets - (3.9%)		(58,566)
Net Assets - 100.0%		1,515,414

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(135,112)	1/6/2022	Bank of America NA	0.34%	Dow Jones U.S. Basic MaterialsSM Index	(30,876)
(52,008)	11/7/2022	Morgan Stanley & Co. International plc	0.33%	Dow Jones U.S. Basic MaterialsSM Index	(2,365)
(713,629)	11/7/2022	Societe Generale	0.05%	Dow Jones U.S. Basic MaterialsSM Index	(62,610)
(613,367)	11/8/2021	UBS AG	0.15%	Dow Jones U.S. Basic MaterialsSM Index	(161,134)
(1,514,116)					(256,985)
				Total Unrealized Depreciation	(256,985)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Dow30SM
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 124.2%

REPURCHASE AGREEMENTS(a) - 29.7%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $72,233,269
(Cost $72,233,173)	72,233,173	72,233,173

U.S. TREASURY OBLIGATIONS(b) - 94.5%
U.S. Treasury Bills
0.04%, 9/2/2021(c)	25,000,000	24,999,982
0.04%, 9/23/2021(c)	20,000,000	19,999,587
0.01%, 10/21/2021(c)	25,000,000	24,998,438
0.03%, 10/28/2021(c)	50,000,000	49,996,042
0.04%, 11/4/2021(c)	20,000,000	19,998,489
0.05%, 11/18/2021(c)	10,000,000	9,999,079
0.01%, 12/2/2021(c)	20,000,000	19,998,083
0.05%, 12/30/2021(c)	25,000,000	24,996,250
0.05%, 1/27/2022(c)	10,000,000	9,998,458
0.03%, 4/21/2022(c)	25,000,000	24,993,153
TOTAL U.S. TREASURY OBLIGATIONS (Cost $229,981,444)		229,977,561

TOTAL SHORT-TERM INVESTMENTS (Cost $302,214,617)		302,210,734

Total Investments - 124.2% (Cost $302,214,617)		302,210,734
Liabilities in excess of other assets - (24.2%)		(58,789,584)
Net Assets - 100.0%		243,421,150

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $49,785,219.
(c)	The rate shown was the current yield as of August 31, 2021.

Short Dow30SM
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	33	9/17/2021	USD	$5,831,100	$(146,941)

Swap Agreements

Short Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(57,142,940)	12/6/2021	Bank of America NA	(0.26)%	Dow Jones Industrial AverageSM	(16,225,517)
(55,021,296)	11/8/2021	BNP Paribas SA	(0.36)%	Dow Jones Industrial AverageSM	(6,790,787)
(27,439,926)	11/7/2022	Citibank NA	(0.37)%	Dow Jones Industrial AverageSM	(7,326,176)
(10,643,580)	11/8/2021	Goldman Sachs International	(0.28)%	Dow Jones Industrial AverageSM	(1,707,643)
(10,643,580)	11/7/2022	Societe Generale	(0.15)%	Dow Jones Industrial AverageSM	(1,979,285)
(76,623,236)	11/8/2021	UBS AG	(0.30)%	Dow Jones Industrial AverageSM	(13,661,019)
(237,514,558)					(47,690,427)
				Total Unrealized Depreciation	(47,690,427)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Financials
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 96.7%

REPURCHASE AGREEMENTS(a) - 96.7%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $8,575,797
(Cost $8,575,786)	8,575,786	8,575,786

Total Investments - 96.7% (Cost $8,575,786)		8,575,786
Other assets less liabilities - 3.3%		289,069
Net Assets - 100.0%		8,864,855

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Financials had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,741,151)	1/6/2022	Bank of America NA	0.04%	Dow Jones U.S. FinancialsSM Index[c]	(456,785)
(385,350)	1/6/2022	BNP Paribas SA	(0.26)%	Dow Jones U.S. FinancialsSM Index[c]	(252,799)
(726,589)	11/7/2022	Citibank NA	(0.21)%	Dow Jones U.S. FinancialsSM Index[c]	(387,648)
(1,345,813)	1/6/2022	Goldman Sachs International	(0.33)%	Dow Jones U.S. FinancialsSM Index[c]	(465,225)
(932,165)	11/7/2022	Morgan Stanley & Co. International plc	0.37%	Dow Jones U.S. FinancialsSM Index[c]	(323,027)
(2,029,955)	1/6/2022	Societe Generale	(0.15)%	Dow Jones U.S. FinancialsSM Index[c]	(813,371)
(1,689,549)	11/8/2021	UBS AG	(0.20)%	Dow Jones U.S. FinancialsSM Index[c]	(1,528,197)
(8,850,572)					(4,227,052)
				Total Unrealized Depreciation	(4,227,052)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

Short FTSE China 50
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 84.4%

REPURCHASE AGREEMENTS(a) - 84.4%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $7,217,588
(Cost $7,217,580)	7,217,580	7,217,580

Total Investments - 84.4% (Cost $7,217,580)		7,217,580
Other assets less liabilities - 15.6%		1,330,391
Net Assets - 100.0%		8,547,971

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(3,651,877)	11/9/2022	Bank of America NA	1.44%	iShares® China Large-Cap ETF	96,318
(1,069,921)	11/9/2021	Citibank NA	2.69%	iShares® China Large-Cap ETF	(247,160)
(329,935)	11/9/2021	Goldman Sachs International	1.67%	iShares® China Large-Cap ETF	(131,439)
(607,322)	11/9/2021	Societe Generale	1.60%	iShares® China Large-Cap ETF	(391,359)
(2,896,195)	11/9/2021	UBS AG	1.65%	iShares® China Large-Cap ETF	106,524
(8,555,250)					(567,116)
				Total Unrealized Appreciation	202,842
				Total Unrealized Depreciation	(769,958)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short High Yield

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 73.7%

REPURCHASE AGREEMENTS(a) - 56.6%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $33,049,804
(Cost $33,049,760)	33,049,760	33,049,760

U.S. TREASURY OBLIGATIONS - 17.1%
U.S. Treasury Bills 0.05%, 10/28/2021(b)
(Cost $9,999,209)	10,000,000	9,999,209

TOTAL SHORT-TERM INVESTMENTS (Cost $43,048,969)		43,048,969

Total Investments - 73.7% (Cost $43,048,969)		43,048,969
Other assets less liabilities - 26.3%		15,370,109
Net Assets - 100.0%		58,419,078

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of August 31, 2021.

Short High Yield

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreementsa

Short High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(27,984,379)	11/8/2021	Citibank NA	2.69%	iShares® iBoxx $ High Yield Corporate Bond ETF	(4,956,564)
(23,785,689)	11/8/2021	Goldman Sachs International	1.92%	iShares® iBoxx $ High Yield Corporate Bond ETF	8,017,535
(6,670,735)	11/7/2022	UBS AG	1.90%	iShares® iBoxx $ High Yield Corporate Bond ETF	(71,809)
(58,440,803)					2,989,162
				Total Unrealized Appreciation	8,017,535
				Total Unrealized Depreciation	(5,028,373)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MidCap400

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 100.3%

REPURCHASE AGREEMENTS(a) - 100.3%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $11,784,620
(Cost $11,784,604)	11,784,604	11,784,604

Total Investments - 100.3% (Cost $11,784,604)		11,784,604
Liabilities in excess of other assets - (0.3%)		(30,802)
Net Assets - 100.0%		11,753,802

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	4	9/17/2021	USD	$1,100,800	$(23,416)

Swap Agreements

Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,214,143)	12/6/2021	Bank of America NA	(0.16)%	S&P MidCap 400®	(296,880)
(1,456,422)	11/8/2021	BNP Paribas SA	(0.21)%	S&P MidCap 400®	(448,946)
(5,569,643)	12/6/2021	Citibank NA	(0.26)%	S&P MidCap 400®	(2,285,515)
(462,531)	11/7/2022	Morgan Stanley & Co. International plc	0.51%	S&P MidCap 400®	(184,270)
(1,946,484)	1/6/2022	Societe Generale	0.22%	S&P MidCap 400®	(764,173)
(10,649,223)					(3,979,784)
				Total Unrealized Depreciation	(3,979,784)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 125.1%

REPURCHASE AGREEMENTS(a) - 125.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $11,742,253
(Cost $11,742,237)	11,742,237	11,742,237

Total Investments - 125.1% (Cost $11,742,237)		11,742,237
Liabilities in excess of other assets - (25.1%)		(2,354,629)
Net Assets - 100.0%		9,387,608

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,182,056)	12/13/2021	Citibank NA	0.34%	iShares® MSCI EAFE ETF	(255,180)
(4,095,824)	11/9/2021	Goldman Sachs International	(0.08)%	iShares® MSCI EAFE ETF	(1,387,648)
(2,166,118)	11/9/2021	Societe Generale	0.75%	iShares® MSCI EAFE ETF	(439,025)
(1,916,408)	12/13/2021	UBS AG	0.30%	iShares® MSCI EAFE ETF	(274,821)
(9,360,406)					(2,356,674)
				Total Unrealized Depreciation	(2,356,674)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 86.4%

REPURCHASE AGREEMENTS(a) - 86.4%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $24,809,850
(Cost $24,809,818)	24,809,818	24,809,818

Total Investments - 86.4% (Cost $24,809,818)		24,809,818
Other assets less liabilities - 13.6%		3,900,859
Net Assets - 100.0%		28,710,677

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(9,742,017)	11/9/2021	Bank of America NA	0.74%	iShares® MSCI Emerging Markets ETF	(716,533)
(3,720,377)	11/9/2022	Citibank NA	0.49%	iShares® MSCI Emerging Markets ETF	103,302
(4,831,376)	11/9/2022	Goldman Sachs International	1.92%	iShares® MSCI Emerging Markets ETF	50,370
(597,050)	11/9/2021	Morgan Stanley & Co. International plc	0.09%	iShares® MSCI Emerging Markets ETF	(390,249)
(308,114)	11/9/2021	Societe Generale	1.65%	iShares® MSCI Emerging Markets ETF	(272,043)
(9,479,929)	11/9/2022	UBS AG	1.00%	iShares® MSCI Emerging Markets ETF	175,918
(28,678,863)					(1,049,235)
				Total Unrealized Appreciation	329,590
				Total Unrealized Depreciation	(1,378,825)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Oil & Gas

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 80.9%

REPURCHASE AGREEMENTS(a) - 80.9%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,564,621
(Cost $2,564,618)	2,564,618	2,564,618

Total Investments - 80.9% (Cost $2,564,618)		2,564,618
Other assets less liabilities - 19.1%		604,392
Net Assets - 100.0%		3,169,010

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,166,405)	1/6/2022	Bank of America NA	0.24%	Dow Jones U.S. Oil & GasSM Index	(292,272)
(950,091)	1/6/2022	Goldman Sachs International	(0.23)%	Dow Jones U.S. Oil & GasSM Index	(20,800)
(137,508)	11/7/2022	Morgan Stanley & Co. International plc	0.60%	Dow Jones U.S. Oil & GasSM Index	(58,781)
(544,001)	11/7/2022	Societe Generale	0.05%	Dow Jones U.S. Oil & GasSM Index	(222,389)
(363,471)	11/7/2022	UBS AG	0.05%	Dow Jones U.S. Oil & GasSM Index	8,240
(3,161,476)					(586,002)
				Total Unrealized Appreciation	8,240
				Total Unrealized Depreciation	(594,242)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short QQQ Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 119.8%

REPURCHASE AGREEMENTS(a) - 34.8%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $200,191,941 (Cost $200,191,679)	200,191,679	200,191,679

U.S. TREASURY OBLIGATIONS(b) - 85.0%
U.S. Treasury Bills
0.04%, 9/16/2021(c)	30,000,000	29,999,687
0.04%, 10/7/2021(c)	45,000,000	44,998,312
0.02%, 10/14/2021(c)	10,000,000	9,999,582
0.01%, 10/21/2021(c)	25,000,000	24,998,438
0.05%, 10/28/2021(c)	50,000,000	49,996,042
0.03%, 11/4/2021(c)	50,000,000	49,996,222
0.05%, 11/12/2021(c)	25,000,000	24,997,375
0.02%, 12/2/2021(c)	25,000,000	24,997,604
0.05%, 12/23/2021(c)	25,000,000	24,996,665
0.04%, 12/30/2021(c)	35,000,000	34,994,750
0.05%, 1/27/2022(c)	10,000,000	9,998,458
0.01%, 2/24/2022(c)	50,000,000	49,987,778
0.06%, 3/24/2022(c)	10,000,000	9,998,017
0.03%, 4/21/2022(c)	50,000,000	49,986,306
0.07%, 5/19/2022(c)	25,000,000	24,990,972
0.08%, 6/16/2022(c)	25,000,000	24,988,400
TOTAL U.S. TREASURY OBLIGATIONS (Cost $489,933,228)		489,924,608

TOTAL SHORT-TERM INVESTMENTS (Cost $690,124,907)		690,116,287

Total Investments - 119.8% (Cost $690,124,907)		690,116,287
Liabilities in excess of other assets - (19.8%)		(114,074,087)
Net Assets - 100.0%		576,042,200

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $147,674,004.
(c)	The rate shown was the current yield as of August 31, 2021.

Short QQQ Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Futures Contracts Sold
Short QQQ had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	118	9/17/2021	USD	$36,774,700	$(3,034,517)

Swap Agreements

Short QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(38,410,887)	12/6/2021	Bank of America NA	(0.36)%	NASDAQ-100 Index®	(12,820,642)
(120,359,307)	11/8/2021	BNP Paribas SA	(0.41)%	NASDAQ-100 Index®	(31,668,135)
(45,610,007)	11/7/2022	Citibank NA	(0.37)%	NASDAQ-100 Index®	(13,283,485)
(83,880,651)	11/7/2022	Goldman Sachs International	(0.38)%	NASDAQ-100 Index®	(9,178,203)
(119,330,862)	11/8/2021	J.P. Morgan Securities	(0.21)%	NASDAQ-100 Index®	(18,306,011)
(53,931,067)	11/7/2022	Morgan Stanley & Co. International plc	0.04%	NASDAQ-100 Index®	(8,261,640)
(19,322,312)	11/7/2022	Societe Generale	(0.55)%	NASDAQ-100 Index®	(6,984,878)
(58,352,262)	11/8/2021	UBS AG	(0.25)%	NASDAQ-100 Index®	(16,603,419)
(539,197,355)					(117,106,413)
				Total Unrealized Depreciation	(117,106,413)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short Real Estate Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 101.4%

REPURCHASE AGREEMENTS(a) - 101.4%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $7,051,456 (Cost $7,051,448)	7,051,448	7,051,448

Total Investments - 101.4% (Cost $7,051,448)		7,051,448
Liabilities in excess of other assets - (1.4%)		(100,733)
Net Assets - 100.0%		6,950,715

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(874,128)	12/6/2021	Bank of America NA	(0.41)%	Dow Jones U.S. Real EstateSM Index	(520,371)
(88,304)	1/6/2022	BNP Paribas SA	(0.26)%	Dow Jones U.S. Real EstateSM Index	(264,177)
(2,201,664)	11/7/2022	Morgan Stanley & Co. International plc	0.38%	Dow Jones U.S. Real EstateSM Index	(557,976)
(2,145,625)	11/7/2022	Societe Generale	(0.10)%	Dow Jones U.S. Real EstateSM Index	(602,187)
(1,639,574)	11/8/2021	UBS AG	0.15%	Dow Jones U.S. Real EstateSM Index	(919,995)
(6,949,295)					(2,864,706)
				Total Unrealized Depreciation	(2,864,706)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Russell2000 Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 111.8%

REPURCHASE AGREEMENTS(a) - 62.3%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $182,724,915
(Cost $182,724,675)	182,724,675	182,724,675

U.S. TREASURY OBLIGATIONS(b) - 49.5%
U.S. Treasury Bills
0.04%, 10/7/2021(c)	25,000,000	24,999,062
0.02%, 10/14/2021(c)	25,000,000	24,998,955
0.02%, 11/4/2021(c)	25,000,000	24,998,111
0.05%, 12/23/2021(c)	25,000,000	24,996,665
0.05%, 12/30/2021(c)	25,000,000	24,996,250
0.05%, 1/27/2022(c)	20,000,000	19,996,917
TOTAL U.S. TREASURY OBLIGATIONS (Cost $144,985,451)		144,985,960

TOTAL SHORT-TERM INVESTMENTS (Cost $327,710,126)		327,710,635

Total Investments - 111.8% (Cost $327,710,126)		327,710,635
Liabilities in excess of other assets - (11.8%)		(34,515,520)
Net Assets - 100.0%		293,195,115

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $49,597,626.
(c)	The rate shown was the current yield as of August 31, 2021.

Short Russell2000 Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Futures Contracts Sold
Short Russell2000 had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	54	9/17/2021	USD	$6,132,240	$108,390

Swap Agreements

Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(20,961,886)	11/7/2022	Bank of America NA	0.14%	Russell 2000® Index	(1,484,238)
(35,063,807)	11/8/2021	BNP Paribas SA	0.09%	Russell 2000® Index	(7,004,741)
(25,473,045)	12/6/2021	Citibank NA	0.13%	Russell 2000® Index	(4,556,692)
(106,720,377)	11/7/2022	Goldman Sachs International	0.17%	Russell 2000® Index	(2,180,322)
(18,444,822)	11/7/2022	Morgan Stanley & Co. International plc	0.70%	Russell 2000® Index	(381,681)
(16,564,415)	1/6/2022	Societe Generale	0.30%	Russell 2000® Index	(6,440,692)
(63,803,489)	11/8/2021	UBS AG	0.40%	Russell 2000® Index	(11,152,902)
(287,031,841)					(33,201,268)
				Total Unrealized Depreciation	(33,201,268)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short S&P500®
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 128.3%

REPURCHASE AGREEMENTS(a) - 25.3%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $353,270,211
(Cost $353,269,745)	353,269,745	353,269,745

U.S. TREASURY OBLIGATIONS(b) - 103.0%
U.S. Treasury Bills
0.04%, 9/2/2021(c)	50,000,000	49,999,966
0.12%, 9/9/2021(c)	125,000,000	124,999,116
0.04%, 9/16/2021(c)	30,000,000	29,999,687
0.04%, 9/23/2021(c)	30,000,000	29,999,381
0.05%, 10/7/2021(c)	75,000,000	74,997,187
0.01%, 10/21/2021(c)	50,000,000	49,996,875
0.03%, 10/28/2021(c)	125,000,000	124,990,104
0.03%, 11/4/2021(c)	100,000,000	99,992,444
0.04%, 11/12/2021(c)	100,000,000	99,989,500
0.05%, 11/18/2021(c)	30,000,000	29,997,238
0.01%, 12/2/2021(c)	50,000,000	49,995,208
0.04%, 12/16/2021(c)	50,000,000	49,994,111
0.05%, 12/23/2021(c)	50,000,000	49,993,330
0.04%, 12/30/2021(c)	125,000,000	124,981,250
0.05%, 1/27/2022(c)	20,000,000	19,996,917
0.03%, 2/24/2022(c)	45,000,000	44,989,000
0.04%, 3/24/2022(c)	60,000,000	59,988,100
0.03%, 4/21/2022(c)	175,000,000	174,952,069
0.07%, 5/19/2022(c)	50,000,000	49,981,945
0.08%, 6/16/2022(c)	50,000,000	49,976,800
0.07%, 7/14/2022(c)	50,000,000	49,974,545
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,439,786,105)		1,439,784,773

TOTAL SHORT-TERM INVESTMENTS (Cost $1,793,055,850)		1,793,054,518

Total Investments - 128.3% (Cost $1,793,055,850)		1,793,054,518
Liabilities in excess of other assets - (28.3%)		(395,302,397)
Net Assets - 100.0%		1,397,752,121

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $426,878,889.
(c)	The rate shown was the current yield as of August 31, 2021.

Short S&P500®
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	339	9/17/2021	USD	$76,622,475	$(5,350,333)

Swap Agreements

Short S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(524,341,428)	12/6/2021	Bank of America NA	(0.31)%	S&P 500®	(141,165,080)
(66,510,532)	11/8/2021	BNP Paribas SA	(0.36)%	S&P 500®	(47,622,640)
(146,399,152)	11/7/2022	Citibank NA	(0.37)%	S&P 500®	(32,527,280)
(137,837,718)	1/6/2023	Goldman Sachs International	(0.43)%	S&P 500®	(7,446,747)
(107,915,667)	11/8/2021	J.P. Morgan Securities	(0.21)%	S&P 500®	(13,491,205)
(117,521,840)	11/7/2022	Morgan Stanley & Co. International plc	0.33%	S&P 500®	(13,410,667)
(133,970,827)	11/7/2022	Societe Generale	(0.15)%	S&P 500®	(33,620,306)
(86,363,777)	11/8/2021	UBS AG	(0.25)%	S&P 500®	(61,508,343)
(1,320,860,941)					(350,792,268)
				Total Unrealized Depreciation	(350,792,268)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Short SmallCap600
Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 103.2%

REPURCHASE AGREEMENTS(a) - 103.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $4,753,443
(Cost $4,753,436)	4,753,436	4,753,436

Total Investments - 103.2% (Cost $4,753,436)		4,753,436
Liabilities in excess of other assets - (3.2%)		(146,895)
Net Assets - 100.0%		4,606,541

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,092,017)	11/7/2022	Bank of America NA	(0.06)%	S&P SmallCap 600®	(198,310)
(697,032)	12/6/2021	Citibank NA	(0.21)%	S&P SmallCap 600®	(498,940)
(1,284,726)	11/7/2022	Morgan Stanley & Co. International plc	0.54%	S&P SmallCap 600®	(181,621)
(969,012)	11/7/2022	Societe Generale	0.30%	S&P SmallCap 600®	(129,168)
(561,726)	11/7/2022	UBS AG	0.05%	S&P SmallCap 600®	(166,939)
(4,604,513)					(1,174,978)
				Total Unrealized Depreciation	(1,174,978)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra 7-10 Year Treasury
Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 51.7%

U.S. Treasury Bonds
5.25%, 11/15/2028	136,000	175,568
5.25%, 2/15/2029	79,000	102,484
6.13%, 8/15/2029	74,000	102,288
6.25%, 5/15/2030(a)	117,000	166,167
5.38%, 2/15/2031	144,000	197,494
U.S. Treasury Notes
3.13%, 11/15/2028	1,068,000	1,218,938
2.63%, 2/15/2029	1,072,000	1,187,742
2.38%, 5/15/2029	868,000	947,069
1.63%, 8/15/2029	798,000	826,429
1.75%, 11/15/2029(a)	595,000	621,961
1.50%, 2/15/2030	1,028,000	1,052,576
0.63%, 5/15/2030	1,412,000	1,341,400
0.63%, 8/15/2030	1,845,000	1,747,849
0.88%, 11/15/2030(a)	1,969,000	1,903,316
1.13%, 2/15/2031(a)	2,025,000	1,998,264
1.63%, 5/15/2031(a)	1,993,000	2,054,814
1.25%, 8/15/2031	718,000	714,354
TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,090,244)		16,358,713

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 3.9%

INVESTMENT COMPANIES - 3.9%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $1,240,383)	1,240,383	1,240,383

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 44.5%

REPURCHASE AGREEMENTS(c) - 44.5%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $14,111,846
(Cost $14,111,827)	14,111,827	14,111,827

Total Investments - 100.1% (Cost $31,442,454)		31,710,923
Liabilities in excess of other assets - (0.1%)		(30,043)
Net Assets - 100.0%		31,680,880

(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $3,730,077, collateralized in the form of cash with a value of $1,240,383 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,580,669 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.34% – 19.57%, and maturity dates ranging from February 25, 2029 – July 20, 2070. The total value of collateral is $3,821,052.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $1,240,383.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 7-10 Year Treasury
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	2	12/21/2021	USD	$266,844	$(352)

Swap Agreements

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
30,205,389	8/8/2022	Citibank NA	(0.09)%	ICE U.S. Treasury 7-10 Year Bond Index	(190,731)
16,543,269	2/7/2022	Goldman Sachs International	(0.05)%	ICE U.S. Treasury 7-10 Year Bond Index	582,100
46,748,658					391,369
				Total Unrealized Appreciation	582,100
				Total Unrealized Depreciation	(190,731)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 38.7%

U.S. Treasury Bonds
3.13%, 11/15/2041	237,300	290,470
3.13%, 2/15/2042	251,700	308,686
3.00%, 5/15/2042	233,700	281,079
2.75%, 8/15/2042	273,200	316,336
2.75%, 11/15/2042	400,100	463,241
3.13%, 2/15/2043	342,400	419,841
2.88%, 5/15/2043	543,400	641,934
3.63%, 8/15/2043	386,700	510,716
3.75%, 11/15/2043	396,000	533,239
3.63%, 2/15/2044	429,500	569,457
3.38%, 5/15/2044	407,900	522,208
3.13%, 8/15/2044	527,200	650,309
3.00%, 11/15/2044	477,800	578,250
2.50%, 2/15/2045	611,100	681,138
3.00%, 5/15/2045	354,700	430,600
2.88%, 8/15/2045	451,600	537,475
3.00%, 11/15/2045	231,700	282,077
2.50%, 2/15/2046	545,200	609,304
2.50%, 5/15/2046	544,700	609,128
2.25%, 8/15/2046	600,100	640,935
2.88%, 11/15/2046	388,700	465,225
3.00%, 2/15/2047	542,500	664,181
3.00%, 5/15/2047	403,400	494,543
2.75%, 8/15/2047	581,400	682,327
2.75%, 11/15/2047	604,900	710,474
3.00%, 2/15/2048	685,800	842,837
3.13%, 5/15/2048	723,800	910,065
3.00%, 8/15/2048	801,400	986,786
3.38%, 11/15/2048	797,800	1,049,668
3.00%, 2/15/2049	857,700	1,059,260
2.88%, 5/15/2049	856,800	1,035,657
2.25%, 8/15/2049	869,100	931,295
2.38%, 11/15/2049	741,400	816,119
2.00%, 2/15/2050	917,800	933,431
1.25%, 5/15/2050	1,064,500	903,411
1.38%, 8/15/2050(a)	1,200,700	1,051,269
1.63%, 11/15/2050	1,192,600	1,110,702
1.88%, 2/15/2051(a)	1,322,600	1,306,791
2.38%, 5/15/2051	1,330,800	1,470,014
2.00%, 8/15/2051	480,000	488,625
TOTAL U.S. TREASURY OBLIGATIONS (Cost $29,173,957)		27,789,103

SHORT-TERM INVESTMENTS - 58.2%

REPURCHASE AGREEMENTS(b) - 58.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $41,882,531
(Cost $41,882,476)	41,882,476	41,882,476

Total Investments - 96.9% (Cost $71,056,433)		69,671,579
Other assets less liabilities - 3.1%		2,232,175
Net Assets - 100.0%		71,903,754

(a)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $922,727, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.34% – 19.57%, and maturity dates ranging from February 25, 2029 – July 20, 2070. The total value of collateral is $946,138.

(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	8	12/21/2021	USD	$1,305,000	$(4,262)

Swap Agreements

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
22,670,875	11/7/2022	Bank of America NA	(0.19)%	ICE U.S. Treasury 20+ Year Bond Index	(67,052)
74,782,154	8/8/2022	Citibank NA	(0.09)%	ICE U.S. Treasury 20+ Year Bond Index	295,287
17,621,540	2/7/2022	Societe Generale	0.20%	ICE U.S. Treasury 20+ Year Bond Index	961,561
115,074,569					1,189,796
				Total Unrealized Appreciation	1,256,848
				Total Unrealized Depreciation	(67,052)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.6%

Chemicals - 65.0%
Air Products and Chemicals, Inc.	18,235	4,914,515
Albemarle Corp.	9,618	2,276,965
Ashland Global Holdings, Inc.	4,500	409,995
Axalta Coating Systems Ltd.*	17,081	521,654
Celanese Corp.	9,280	1,471,808
CF Industries Holdings, Inc.	17,675	802,798
Chemours Co. (The)	13,639	457,043
Corteva, Inc.	60,732	2,670,386
Dow, Inc.	61,546	3,871,243
DuPont de Nemours, Inc.	43,844	3,245,333
Eastman Chemical Co.	11,249	1,272,937
Ecolab, Inc.	20,496	4,618,979
Element Solutions, Inc.	17,943	407,844
FMC Corp.	10,618	994,163
Huntsman Corp.	16,438	434,456
Ingevity Corp.*	3,299	265,207
International Flavors & Fragrances, Inc.	20,510	3,107,265
Linde plc	42,862	13,483,957
LyondellBasell Industries NV, Class A	21,211	2,128,524
Mosaic Co. (The)	28,475	916,326
NewMarket Corp.	603	210,887
PPG Industries, Inc.	19,534	3,116,650
RPM International, Inc.	10,672	878,199
Scotts Miracle-Gro Co. (The)	3,350	525,380
Valvoline, Inc.	14,920	449,987
W R Grace & Co.	5,132	357,392
Westlake Chemical Corp.	2,850	248,948
		54,058,841
Metals & Mining - 17.6%
Alcoa Corp.*	15,386	682,677
Commercial Metals Co.	9,929	323,884
Freeport-McMoRan, Inc.	120,782	4,395,257
Newmont Corp.	66,021	3,828,558
Nucor Corp.	24,655	2,898,442
Reliance Steel & Aluminum Co.	5,250	787,710
Royal Gold, Inc.	5,405	601,738
Steel Dynamics, Inc.	16,532	1,115,745
		14,634,011
TOTAL COMMON STOCKS (Cost $66,327,069)		68,692,852

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 3.5%

REPURCHASE AGREEMENTS(b) - 3.5%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,884,409
(Cost $2,884,405)	2,884,405	2,884,405

Total Investments - 86.1% (Cost $69,211,474)		71,577,257
Other assets less liabilities - 13.9%		11,580,373
Net Assets - 100.0%		83,157,630

Ultra Basic Materials

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $16,270,901.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,479,463	1/6/2022	Bank of America NA	0.36%	iShares® U.S. Basic Materials ETF	742,483
21,326,300	1/6/2022	Bank of America NA	0.41%	Dow Jones U.S. Basic MaterialsSM Index	2,407,967
14,888,627	12/6/2021	Citibank NA	0.36%	Dow Jones U.S. Basic MaterialsSM Index	1,584,081
2,248,655	1/6/2022	Goldman Sachs International	0.58%	Dow Jones U.S. Basic MaterialsSM Index	322,283
12,564,165	1/6/2022	Goldman Sachs International	0.11%	iShares® U.S. Basic Materials ETF	960,116
113,130	11/7/2022	Morgan Stanley & Co. International plc	0.17%	Dow Jones U.S. Basic MaterialsSM Index	15,199
2,038,773	11/7/2022	Morgan Stanley & Co. International plc	0.36%	iShares® U.S. Basic Materials ETF	197,933
22,032,959	11/7/2022	Societe Generale	0.60%	Dow Jones U.S. Basic MaterialsSM Index	(447,246)
20,865,739	11/8/2021	UBS AG	0.45%	Dow Jones U.S. Basic MaterialsSM Index	2,875,233
97,557,811					8,658,049
				Total Unrealized Appreciation	9,105,295
				Total Unrealized Depreciation	(447,246)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 69.5%

Auto Components - 1.7%
Aptiv plc*	796	121,143
Autoliv, Inc.	231	20,418
BorgWarner, Inc.	704	30,047
Gentex Corp.	709	21,837
Lear Corp.	161	25,751
Luminar Technologies, Inc.*(b)	587	10,202
QuantumScape Corp.*	502	11,044
		240,442
Automobiles - 14.4%
Ford Motor Co.*	11,546	150,444
General Motors Co.*	3,758	184,180
Harley-Davidson, Inc.	453	17,907
Tesla, Inc.*	2,270	1,670,085
Thor Industries, Inc.	161	18,262
		2,040,878
Beverages - 11.5%
Boston Beer Co., Inc. (The), Class A*	30	17,106
Brown-Forman Corp., Class B	536	37,638
Coca-Cola Co. (The)	11,427	643,454
Constellation Brands, Inc., Class A	498	105,148
Keurig Dr Pepper, Inc.	1,711	61,031
Molson Coors Beverage Co., Class B	553	26,284
Monster Beverage Corp.*	1,091	106,449
National Beverage Corp.	71	3,305
PepsiCo, Inc.	4,068	636,195
		1,636,610
Distributors - 0.8%
Genuine Parts Co.	426	52,053
Pool Corp.	119	58,821
		110,874
Entertainment - 2.9%
Activision Blizzard, Inc.	2,286	188,298
Electronic Arts, Inc.	842	122,267
Playtika Holding Corp.*	204	5,383
ROBLOX Corp., Class A*	121	9,928
Take-Two Interactive Software, Inc.*	339	54,654
Zynga, Inc., Class A*	2,980	26,373
		406,903
Food & Staples Retailing - 0.3%
Performance Food Group Co.*	395	19,837
US Foods Holding Corp.*	654	22,236
		42,073
Food Products - 7.9%
Archer-Daniels-Midland Co.	1,646	98,760
Beyond Meat, Inc.*	144	17,228
Bunge Ltd.	415	31,420
Campbell Soup Co.	597	24,913
Conagra Brands, Inc.	1,413	46,798
Darling Ingredients, Inc.*	480	35,760
Flowers Foods, Inc.	578	13,947
General Mills, Inc.	1,796	103,827
Hain Celestial Group, Inc. (The)*(b)	243	9,091
Hershey Co. (The)	431	76,589
Hormel Foods Corp.	830	37,798
Ingredion, Inc.	196	17,220
J M Smucker Co. (The)	320	39,574
Kellogg Co.	742	46,850
Kraft Heinz Co. (The)	1,908	68,669
Lamb Weston Holdings, Inc.	431	28,080
Lancaster Colony Corp.	57	10,103
McCormick & Co., Inc. (Non-Voting)	733	63,251
Mondelez International, Inc., Class A	4,137	256,784
Pilgrim's Pride Corp.*	143	3,981
Post Holdings, Inc.*	174	19,472
Seaboard Corp.	1	4,255
TreeHouse Foods, Inc.*	167	6,257
Tyson Foods, Inc., Class A	866	67,998
		1,128,625
Household Durables - 3.4%
DR Horton, Inc.	965	92,273
Helen of Troy Ltd.*(b)	71	16,983
Leggett & Platt, Inc.	393	19,017
Lennar Corp., Class A	811	87,029
Lennar Corp., Class B	45	3,938
Mohawk Industries, Inc.*	172	34,015
Newell Brands, Inc.	1,115	28,332
NVR, Inc.*	13	67,339
PulteGroup, Inc.	779	41,957
Tempur Sealy International, Inc.	539	24,093
Toll Brothers, Inc.	332	21,268
Whirlpool Corp.	184	40,762
		477,006
Household Products - 10.5%
Church & Dwight Co., Inc.	723	60,486
Clorox Co. (The)	365	61,338
Colgate-Palmolive Co.	2,491	194,174
Energizer Holdings, Inc.	170	6,688
Kimberly-Clark Corp.	993	136,845
Procter & Gamble Co. (The)	7,208	1,026,347
Reynolds Consumer Products, Inc.	161	4,553
		1,490,431
Leisure Products - 1.3%
Brunswick Corp.	232	22,474
Hasbro, Inc.	378	37,161
Mattel, Inc.*	1,026	21,905
Peloton Interactive, Inc., Class A*	791	79,250
Polaris, Inc.	169	20,240
		181,030
Machinery - 0.6%
Stanley Black & Decker, Inc.	473	91,417

Personal Products - 1.8%
Coty, Inc., Class A*	834	8,148
Estee Lauder Cos., Inc. (The), Class A	683	232,554
Herbalife Nutrition Ltd.*	258	13,246
		253,948
Textiles, Apparel & Luxury Goods - 7.2%
Carter's, Inc.	128	13,105
Columbia Sportswear Co.	91	9,283
Deckers Outdoor Corp.*	83	34,731
Hanesbrands, Inc.	1,027	19,184
Levi Strauss & Co., Class A	244	6,395
Lululemon Athletica, Inc.*	347	138,859
NIKE, Inc., Class B	3,756	618,764
PVH Corp.*	210	22,006

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Ralph Lauren Corp.	140	16,258
Skechers USA, Inc., Class A*	393	19,819
Tapestry, Inc.*	822	33,143
Under Armour, Inc., Class A*	553	12,796
Under Armour, Inc., Class C*	578	11,595
VF Corp.	946	72,341
		1,028,279
Tobacco - 5.2%
Altria Group, Inc.	5,453	273,904
Philip Morris International, Inc.	4,590	472,770
		746,674
TOTAL COMMON STOCKS (Cost $10,081,172)		9,875,190

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $8,891)	8,891	8,891

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.8%

REPURCHASE AGREEMENTS(d) - 3.8%

Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $542,720 (Cost $542,719)	542,719	542,719

Total Investments - 73.4% (Cost $10,632,782)		10,426,800
Other assets less liabilities - 26.6%		3,782,006
Net Assets - 100.0%		14,208,806

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $6,750,829.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $11,034, collateralized in the form of cash with a value of $8,891 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,005 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $10,896. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $8,891.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Consumer Goods

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreements

Ultra Consumer Goods had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
1,189,661	12/15/2021	Bank of America NA	0.31%	Dow Jones U.S. Consumer GoodsSM Index	517,381
1,857,990	1/6/2022	Bank of America NA	0.06%	iShares® U.S. Consumer Goods ETF	142,933
579,709	11/7/2022	Citibank NA	0.36%	Dow Jones U.S. Consumer GoodsSM Index	390,564
625,673	11/8/2021	Credit Suisse International	0.61%	Dow Jones U.S. Consumer GoodsSM Index	420,994
8,937,645	1/6/2022	Goldman Sachs International	0.58%	Dow Jones U.S. Consumer GoodsSM Index	169,137
669,761	11/7/2022	Morgan Stanley & Co. International plc	0.66%	Dow Jones U.S. Consumer GoodsSM Index	46,310
2,581,691	11/7/2022	Morgan Stanley & Co. International plc	0.26%	iShares® U.S. Consumer Goods ETF	167,976
1,089,064	12/15/2021	Societe Generale	0.60%	Dow Jones U.S. Consumer GoodsSM Index	515,398
981,190	11/8/2021	UBS AG	0.45%	Dow Jones U.S. Consumer GoodsSM Index	1,246,677
18,512,384					3,617,370
				Total Unrealized Appreciation	3,617,370

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 69.4%

Airlines - 1.2%
Alaska Air Group, Inc.*	478	27,409
American Airlines Group, Inc.*	2,479	49,431
Delta Air Lines, Inc.*	2,470	99,887
JetBlue Airways Corp.*	1,226	18,549
Southwest Airlines Co.*	2,282	113,598
United Airlines Holdings, Inc.*	1,251	58,184
		367,058
Commercial Services & Supplies - 0.6%
Copart, Inc.*	803	115,889
IAA, Inc.*	523	27,782
Rollins, Inc.	854	33,237
		176,908
Distributors - 0.2%
LKQ Corp.*	1,074	56,589

Diversified Consumer Services - 0.6%
Bright Horizons Family Solutions, Inc.*	235	34,254
Chegg, Inc.*	548	45,604
Frontdoor, Inc.*	332	14,482
Grand Canyon Education, Inc.*	178	15,867
H&R Block, Inc.	700	17,955
Service Corp. International	650	40,794
Terminix Global Holdings, Inc.*	496	20,648
		189,604
Entertainment - 7.9%
Liberty Media Corp.-Liberty Formula One, Class A*	98	4,478
Liberty Media Corp.-Liberty Formula One, Class C*	784	39,623
Live Nation Entertainment, Inc.*	559	48,465
Madison Square Garden Sports Corp., Class A*	66	11,932
Netflix, Inc.*	1,712	974,453
Roku, Inc.*	443	156,113
Walt Disney Co. (The)*	7,019	1,272,545
Warner Music Group Corp., Class A	359	13,642
World Wrestling Entertainment, Inc., Class A	176	9,171
		2,530,422
Food & Staples Retailing - 6.5%
Albertsons Cos., Inc., Class A(b)	184	5,586
BJ's Wholesale Club Holdings, Inc.*	529	29,973
Casey's General Stores, Inc.	144	29,457
Costco Wholesale Corp.	1,708	777,977
Kroger Co. (The)	2,924	134,592
Sprouts Farmers Market, Inc.*	456	11,354
Sysco Corp.	1,978	157,548
Walgreens Boots Alliance, Inc.	2,771	140,628
Walmart, Inc.	5,305	785,671
		2,072,786
Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.	573	70,027
Cardinal Health, Inc.	1,123	58,946
		128,973
Hotels, Restaurants & Leisure - 10.2%
Airbnb, Inc., Class A*	568	88,034
Aramark	985	34,268
Booking Holdings, Inc.*	157	361,048
Boyd Gaming Corp.*	312	19,147
Carnival Corp.*	3,084	74,448
Chipotle Mexican Grill, Inc.*	106	201,753
Choice Hotels International, Inc.	113	13,488
Churchill Downs, Inc.	135	28,417
Cracker Barrel Old Country Store, Inc.	89	12,779
Darden Restaurants, Inc.	506	76,229
Domino's Pizza, Inc.	150	77,533
DraftKings, Inc., Class A*	1,254	74,350
Expedia Group, Inc.*	546	78,897
Hilton Worldwide Holdings, Inc.*	1,075	134,225
Hyatt Hotels Corp., Class A*	147	10,818
Las Vegas Sands Corp.*	1,269	56,610
Marriott International, Inc., Class A*	1,031	139,329
Marriott Vacations Worldwide Corp.*	168	25,124
McDonald's Corp.	2,883	684,597
MGM Resorts International	1,571	66,956
Norwegian Cruise Line Holdings Ltd.*(b)	1,428	36,900
Planet Fitness, Inc., Class A*	323	26,260
Royal Caribbean Cruises Ltd.*	844	69,824
Starbucks Corp.	4,554	535,049
Texas Roadhouse, Inc.	253	24,035
Vail Resorts, Inc.*	157	47,861
Wendy's Co. (The)	684	15,746
Wyndham Hotels & Resorts, Inc.	358	26,027
Wynn Resorts Ltd.*	406	41,286
Yum! Brands, Inc.	1,150	150,685
		3,231,723
Interactive Media & Services - 0.6%
Pinterest, Inc., Class A*	2,115	117,531
TripAdvisor, Inc.*	378	13,230
ZoomInfo Technologies, Inc., Class A*	701	45,698
		176,459
Internet & Direct Marketing Retail - 18.4%
Amazon.com, Inc.*	1,657	5,751,099
Qurate Retail, Inc., Series A	1,468	16,192
Wayfair, Inc., Class A*	282	79,172
		5,846,463
IT Services - 0.0%(c)
LiveRamp Holdings, Inc.*	265	12,985

Media - 7.2%
Altice USA, Inc., Class A*	889	24,394
Cable One, Inc.	24	50,390
Charter Communications, Inc., Class A*(b)	532	434,463
Comcast Corp., Class A	17,711	1,074,703
Discovery, Inc., Class A*(b)	652	18,804
Discovery, Inc., Class C*	1,161	32,032
DISH Network Corp., Class A*	961	41,890
Fox Corp., Class A	1,264	47,324
Fox Corp., Class B	589	20,397
Interpublic Group of Cos., Inc. (The)	1,522	56,664
Liberty Broadband Corp., Class A*	89	16,534
Liberty Broadband Corp., Class C*	621	118,810

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Liberty Media Corp.-Liberty SiriusXM, Class A*	312	15,444
Liberty Media Corp.-Liberty SiriusXM, Class C*	659	32,522
New York Times Co. (The), Class A	562	28,538
News Corp., Class A	1,514	34,020
News Corp., Class B	471	10,376
Nexstar Media Group, Inc., Class A	168	25,158
Omnicom Group, Inc.	831	60,846
Sirius XM Holdings, Inc.(b)	4,427	27,757
TEGNA, Inc.	853	15,115
ViacomCBS, Inc.	2,342	97,076
ViacomCBS, Inc., Class A	30	1,379
		2,284,636
Multiline Retail - 2.5%
Dollar General Corp.	910	202,848
Dollar Tree, Inc.*	896	81,124
Kohl's Corp.	604	34,669
Ollie's Bargain Outlet Holdings, Inc.*(b)	220	15,924
Target Corp.	1,909	471,485
		806,050
Professional Services - 0.5%
IHS Markit Ltd.	1,447	174,508

Road & Rail - 0.9%
AMERCO	36	23,802
Lyft, Inc., Class A*	992	47,229
Uber Technologies, Inc.*	5,715	223,685
		294,716
Specialty Retail - 11.7%
Aaron's Co., Inc. (The)	133	3,527
Advance Auto Parts, Inc.	251	50,915
AutoNation, Inc.*	207	22,582
AutoZone, Inc.*	83	128,579
Bath & Body Works, Inc.	1,022	68,965
Best Buy Co., Inc.	860	100,199
Burlington Stores, Inc.*	258	77,268
CarMax, Inc.*	630	78,882
Carvana Co.*	247	81,031
Dick's Sporting Goods, Inc.	253	35,625
Five Below, Inc.*	214	45,541
Floor & Decor Holdings, Inc., Class A*	404	49,813
Foot Locker, Inc.	401	22,733
Gap, Inc. (The)	801	21,411
Home Depot, Inc. (The)	4,107	1,339,621
Lithia Motors, Inc., Class A	114	37,768
Lowe's Cos., Inc.	2,731	556,824
Murphy USA, Inc.	100	15,528
National Vision Holdings, Inc.*(b)	317	19,014
O'Reilly Automotive, Inc.*	270	160,402
Penske Automotive Group, Inc.	126	11,331
Petco Health & Wellness Co., Inc.*(b)	283	6,093
RH*	62	43,441
Ross Stores, Inc.	1,374	162,682
TJX Cos., Inc. (The)	4,658	338,730
Tractor Supply Co.	445	86,441
Ulta Beauty, Inc.*	213	82,497
Victoria's Secret & Co.*	338	22,409
Williams-Sonoma, Inc.	293	54,703
		3,724,555
TOTAL COMMON STOCKS (Cost $22,022,262)		22,074,435

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $14,610)	14,610	14,610

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 7.5%

REPURCHASE AGREEMENTS(e) - 7.5%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,375,175
(Cost $2,375,171)	2,375,171	2,375,171

Total Investments - 76.9% (Cost $24,412,043)		24,464,216
Other assets less liabilities - 23.1%		7,357,410
Net Assets - 100.0%		31,821,626

Ultra Consumer Services

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,821,552.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $57,562, collateralized in the form of cash with a value of $14,610 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $43,647 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $58,257.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $14,610.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Consumer Services had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
17,793,671	1/6/2022	Bank of America NA	0.36%	Dow Jones U.S. Consumer ServicesSM Index	1,045,123
1,250,437	1/6/2022	BNP Paribas SA	0.56%	Dow Jones U.S. Consumer ServicesSM Index	(289,374)
8,159,883	11/7/2022	Citibank NA	0.36%	Dow Jones U.S. Consumer ServicesSM Index	1,006,479
8,616,679	1/6/2022	Goldman Sachs International	0.58%	Dow Jones U.S. Consumer ServicesSM Index	1,047,451
1,616,860	11/7/2022	Morgan Stanley & Co. International plc	0.76%	Dow Jones U.S. Consumer ServicesSM Index	138,163
2,716,127	11/7/2022	Societe Generale	0.60%	Dow Jones U.S. Consumer ServicesSM Index	722,264
1,317,806	11/8/2021	UBS AG	0.45%	Dow Jones U.S. Consumer ServicesSM Index	2,823,172
41,471,463					6,493,278
				Total Unrealized Appreciation	6,782,652
				Total Unrealized Depreciation	(289,374)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 75.2%

Aerospace & Defense - 3.1%
Boeing Co. (The)*	67,469	14,809,446

Banks - 2.2%
JPMorgan Chase & Co.	67,470	10,791,826

Beverages - 0.8%
Coca-Cola Co. (The)	67,470	3,799,236

Biotechnology - 3.2%
Amgen, Inc.	67,469	15,216,284

Capital Markets - 5.8%
Goldman Sachs Group, Inc. (The)	67,469	27,899,106

Chemicals - 0.9%
Dow, Inc.	67,467	4,243,674

Communications Equipment - 0.8%
Cisco Systems, Inc.	67,469	3,982,020

Consumer Finance - 2.3%
American Express Co.	67,470	11,197,321

Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	67,469	3,710,795

Entertainment - 2.5%
Walt Disney Co. (The)*	67,467	12,231,767

Food & Staples Retailing - 2.8%
Walgreens Boots Alliance, Inc.	67,472	3,424,204
Walmart, Inc.	67,468	9,992,011
		13,416,215
Health Care Providers & Services - 5.8%
UnitedHealth Group, Inc.	67,469	28,085,321

Hotels, Restaurants & Leisure - 3.3%
McDonald's Corp.	67,469	16,021,189

Household Products - 2.0%
Procter & Gamble Co. (The)	67,467	9,606,626

Industrial Conglomerates - 6.0%
3M Co.	67,469	13,138,913
Honeywell International, Inc.	67,471	15,647,200
		28,786,113
Insurance - 2.2%
Travelers Cos., Inc. (The)	67,470	10,775,634

IT Services - 5.2%
International Business Machines Corp.	67,468	9,468,459
Visa, Inc., Class A	67,469	15,457,148
		24,925,607
Machinery - 2.9%
Caterpillar, Inc.	67,473	14,228,032

Oil, Gas & Consumable Fuels - 1.4%
Chevron Corp.	67,467	6,528,782

Pharmaceuticals - 3.5%
Johnson & Johnson	67,469	11,680,908
Merck & Co., Inc.	67,467	5,147,057
		16,827,965
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	67,467	3,647,266

Software - 7.9%
Microsoft Corp.	67,469	20,367,542
salesforce.com, Inc.*	67,468	17,897,236
		38,264,778
Specialty Retail - 4.6%
Home Depot, Inc. (The)	67,469	22,007,038

Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	67,468	10,243,666

Textiles, Apparel & Luxury Goods - 2.3%

NIKE, Inc., Class B	67,468	11,114,678

TOTAL COMMON STOCKS (Cost $339,264,251)		362,360,385

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 6.2%

REPURCHASE AGREEMENTS(b) - 6.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $29,952,519
(Cost $29,952,479)	29,952,479	29,952,479

Total Investments - 81.4% (Cost $369,216,730)		392,312,864
Other assets less liabilities - 18.6%		89,559,502
Net Assets - 100.0%		481,872,366

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $40,712,790.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Dow30SM

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	179	9/17/2021	USD	$31,629,300	$1,084,430

Swap Agreements

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
80,056,693	11/8/2021	Bank of America NA	0.46%	Dow Jones Industrial AverageSM	12,918,761
109,724,345	11/8/2021	BNP Paribas SA	0.66%	Dow Jones Industrial AverageSM	16,114,294
93,882,738	11/7/2022	Citibank NA	0.55%	Dow Jones Industrial AverageSM	3,710,186
66,478,172	11/8/2021	Credit Suisse International	0.66%	Dow Jones Industrial AverageSM	32,379,562
136,429,466	11/7/2022	Morgan Stanley & Co. International plc	0.54%	SPDR® Dow Jones Industrial AverageSM ETF Trust	3,168,480
17,538,922	11/7/2022	Societe Generale	0.45%	Dow Jones Industrial AverageSM	6,280,102
65,664,876	12/6/2021	UBS AG	0.60%	Dow Jones Industrial AverageSM	8,947,520
569,775,212					83,518,905
				Total Unrealized Appreciation	83,518,905

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Financials

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 72.4%

Banks - 17.3%
Bank of America Corp.	637,626	26,620,885
Bank OZK	12,284	521,210
BOK Financial Corp.	3,110	273,836
Citigroup, Inc.	210,079	15,106,781
Citizens Financial Group, Inc.	43,282	1,895,319
Comerica, Inc.	14,184	1,048,339
Commerce Bancshares, Inc.(b)	10,704	756,987
Cullen/Frost Bankers, Inc.(b)	5,747	656,422
East West Bancorp, Inc.	14,415	1,057,196
Fifth Third Bancorp	71,536	2,779,889
First Citizens BancShares, Inc., Class A(b)	735	659,810
First Financial Bankshares, Inc.	14,459	688,538
First Horizon Corp.	56,131	919,987
First Republic Bank	17,884	3,557,843
FNB Corp.	32,455	379,074
Glacier Bancorp, Inc.	9,706	516,942
Home BancShares, Inc.	15,411	341,354
Huntington Bancshares, Inc.	149,937	2,328,522
JPMorgan Chase & Co.	307,612	49,202,539
KeyCorp	98,623	2,004,019
M&T Bank Corp.	13,066	1,829,371
People's United Financial, Inc.	43,455	713,966
Pinnacle Financial Partners, Inc.	7,733	749,482
PNC Financial Services Group, Inc. (The)	43,174	8,250,551
Popular, Inc.	8,190	621,949
Prosperity Bancshares, Inc.	9,445	660,017
Regions Financial Corp.	97,684	1,995,684
Signature Bank	5,856	1,518,636
SVB Financial Group*	5,961	3,335,180
Synovus Financial Corp.	15,100	650,810
Truist Financial Corp.	136,637	7,796,507
UMB Financial Corp.	4,418	404,600
Umpqua Holdings Corp.	22,419	436,498
United Bankshares, Inc.	13,634	495,323
US Bancorp	137,755	7,905,759
Valley National Bancorp	41,246	537,848
Webster Financial Corp.	9,188	464,178
Wells Fargo & Co.	419,873	19,188,196
Western Alliance Bancorp	10,515	1,025,843
Wintrust Financial Corp.	5,796	433,773
Zions Bancorp NA	16,647	963,861
		171,293,524
Capital Markets - 14.6%
Affiliated Managers Group, Inc.	4,231	719,735
Ameriprise Financial, Inc.	11,778	3,214,334
Apollo Global Management, Inc.(b)	21,483	1,284,254
Ares Management Corp.	11,213	865,419
Bank of New York Mellon Corp. (The)	81,985	4,527,212
BlackRock, Inc.	14,414	13,596,582
Blackstone, Inc., Class A	69,547	8,744,144
Carlyle Group, Inc. (The)	11,890	587,128
Cboe Global Markets, Inc.	10,841	1,367,592
Charles Schwab Corp. (The)	152,413	11,103,287
CME Group, Inc.	36,490	7,360,763
Coinbase Global, Inc., Class A*	2,737	708,883
FactSet Research Systems, Inc.	3,846	1,462,326
Federated Hermes, Inc., Class B	9,506	321,588
Franklin Resources, Inc.	27,674	897,745
Goldman Sachs Group, Inc. (The)	34,572	14,295,868
Interactive Brokers Group, Inc., Class A	8,214	530,953
Intercontinental Exchange, Inc.	57,187	6,835,562
Invesco Ltd.	38,451	973,579
Janus Henderson Group plc	17,339	751,819
Jefferies Financial Group, Inc.	20,329	751,360
KKR & Co., Inc.	59,119	3,800,761
Lazard Ltd., Class A	11,459	543,157
LPL Financial Holdings, Inc.	8,124	1,201,133
MarketAxess Holdings, Inc.	3,860	1,837,051
Moody's Corp.	16,359	6,229,016
Morgan Stanley	151,241	15,794,098
Morningstar, Inc.	2,182	584,754
MSCI, Inc.	8,376	5,315,242
Nasdaq, Inc.	11,672	2,285,144
Northern Trust Corp.	21,151	2,506,817
Raymond James Financial, Inc.	12,428	1,738,677
S&P Global, Inc.(b)	24,480	10,864,714
SEI Investments Co.	12,045	756,547
State Street Corp.	35,339	3,283,347
Stifel Financial Corp.	10,679	737,919
T. Rowe Price Group, Inc.	23,053	5,160,875
Tradeweb Markets, Inc., Class A	10,645	926,221
Virtu Financial, Inc., Class A	8,055	197,186
		144,662,792
Consumer Finance - 3.1%
Ally Financial, Inc.	37,668	1,992,637
American Express Co.	66,120	10,973,275
Capital One Financial Corp.	45,880	7,614,704
Credit Acceptance Corp.*	1,172	679,385
Discover Financial Services	30,982	3,972,512
FirstCash, Inc.	4,169	357,242
Green Dot Corp., Class A*	5,531	288,939
LendingTree, Inc.*	1,123	187,126
OneMain Holdings, Inc.	10,794	624,217
PROG Holdings, Inc.	6,844	323,858
Santander Consumer USA Holdings, Inc.	7,152	298,453
SLM Corp.	32,809	615,169
Synchrony Financial	54,964	2,734,459
Upstart Holdings, Inc.*	1,719	393,857
		31,055,833
Diversified Financial Services - 5.8%
Berkshire Hathaway, Inc., Class B*	192,562	55,028,443
Equitable Holdings, Inc.	39,168	1,214,600
Voya Financial, Inc.	12,319	800,488
		57,043,531
Equity Real Estate Investment Trusts (REITs) - 13.7%
Alexandria Real Estate Equities, Inc.	13,940	2,876,798
American Campus Communities, Inc.	14,009	712,358
American Homes 4 Rent, Class A	27,828	1,167,106
American Tower Corp.	46,206	13,500,007
Americold Realty Trust	25,663	942,859
Apartment Income REIT Corp.	15,936	809,867
Apartment Investment and Management Co., Class A	15,228	109,337
AvalonBay Communities, Inc.	14,187	3,257,051
Boston Properties, Inc.	14,432	1,630,672

Ultra Financials

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Brixmor Property Group, Inc.	30,177	707,651
Camden Property Trust	9,926	1,489,297
CoreSite Realty Corp.	4,369	648,229
Corporate Office Properties Trust	11,415	321,675
Cousins Properties, Inc.	15,106	582,487
Crown Castle International Corp.	43,918	8,550,395
CubeSmart	20,478	1,095,573
CyrusOne, Inc.	12,452	958,555
Digital Realty Trust, Inc.	28,615	4,690,285
Douglas Emmett, Inc.	16,761	553,281
Duke Realty Corp.	38,105	2,000,894
EastGroup Properties, Inc.	4,067	733,117
Equinix, Inc.	9,103	7,677,925
Equity Commonwealth	12,390	326,353
Equity LifeStyle Properties, Inc.	17,229	1,465,671
Equity Residential	34,965	2,939,508
Essex Property Trust, Inc.	6,605	2,184,538
Extra Space Storage, Inc.	13,589	2,539,920
Federal Realty Investment Trust	7,190	875,526
First Industrial Realty Trust, Inc.	13,122	734,701
Gaming and Leisure Properties, Inc.	22,237	1,096,284
Healthcare Realty Trust, Inc.	14,396	432,312
Healthcare Trust of America, Inc., Class A	22,237	674,448
Healthpeak Properties, Inc.	54,765	1,971,540
Highwoods Properties, Inc.	10,574	483,126
Host Hotels & Resorts, Inc.*	71,751	1,188,197
Hudson Pacific Properties, Inc.	15,339	404,643
Invitation Homes, Inc.	57,684	2,375,427
Iron Mountain, Inc.	29,341	1,401,033
JBG SMITH Properties	11,224	338,179
Kilroy Realty Corp.	10,769	706,985
Kimco Realty Corp.	61,062	1,330,541
Lamar Advertising Co., Class A	8,810	1,002,842
Lexington Realty Trust	28,212	381,708
Life Storage, Inc.	7,809	971,752
Medical Properties Trust, Inc.	59,772	1,224,131
Mid-America Apartment Communities, Inc.	11,633	2,237,840
National Health Investors, Inc.	4,659	278,701
National Retail Properties, Inc.	17,842	849,458
Omega Healthcare Investors, Inc.	23,917	801,937
Physicians Realty Trust	21,895	405,276
PotlatchDeltic Corp.	6,813	353,935
Prologis, Inc.	75,175	10,123,065
PS Business Parks, Inc.	2,042	321,064
Public Storage	15,470	5,006,247
Rayonier, Inc.	14,128	519,628
Realty Income Corp.	37,961	2,741,543
Regency Centers Corp.	16,053	1,101,557
Rexford Industrial Realty, Inc.	13,623	843,672
Sabra Health Care REIT, Inc.	21,942	351,072
SBA Communications Corp.	11,112	3,988,875
Simon Property Group, Inc.	33,385	4,488,613
SL Green Realty Corp.	7,048	493,924
Spirit Realty Capital, Inc.	11,682	604,777
STORE Capital Corp.	24,731	892,047
Sun Communities, Inc.	11,364	2,289,732
UDR, Inc.	30,164	1,629,459
Ventas, Inc.	38,121	2,132,489
VEREIT, Inc.	23,284	1,176,541
VICI Properties, Inc.	54,573	1,686,851
Vornado Realty Trust	15,950	667,986
Welltower, Inc.	42,428	3,713,723
Weyerhaeuser Co.	76,134	2,740,824
WP Carey, Inc.	18,084	1,412,722
		135,918,342
Insurance - 9.1%
Aflac, Inc.	64,232	3,640,670
Alleghany Corp.*	1,415	957,516
Allstate Corp. (The)	30,418	4,114,947
American Financial Group, Inc.	7,004	966,132
American International Group, Inc.	87,202	4,757,741
Aon plc, Class A(b)	22,930	6,577,700
Arch Capital Group Ltd.*	41,015	1,685,717
Arthur J Gallagher & Co.	20,820	2,990,168
Assurant, Inc.	6,155	1,047,027
Athene Holding Ltd., Class A*	12,665	848,175
Axis Capital Holdings Ltd.	8,183	418,724
Brighthouse Financial, Inc.*	8,718	426,833
Brown & Brown, Inc.	23,772	1,379,965
Chubb Ltd.	45,697	8,404,592
Cincinnati Financial Corp.	15,225	1,878,765
CNA Financial Corp.	2,760	122,406
Enstar Group Ltd.*	1,342	309,559
Erie Indemnity Co., Class A	2,534	448,746
Everest Re Group Ltd.	4,073	1,078,938
Fidelity National Financial, Inc.	29,373	1,434,284
First American Financial Corp.	11,152	786,551
Globe Life, Inc.	9,634	925,538
Hanover Insurance Group, Inc. (The)	3,648	515,499
Hartford Financial Services Group, Inc. (The)	36,297	2,439,884
Kemper Corp.	6,167	423,056
Lincoln National Corp.	18,185	1,248,400
Loews Corp.	22,731	1,269,981
Markel Corp.*	1,398	1,775,810
Marsh & McLennan Cos., Inc.	51,676	8,123,467
Mercury General Corp.	2,700	161,217
MetLife, Inc.	75,615	4,688,130
Old Republic International Corp.	28,800	748,800
Primerica, Inc.	4,007	612,831
Principal Financial Group, Inc.	25,707	1,717,485
Progressive Corp. (The)	59,462	5,728,569
Prudential Financial, Inc.	40,037	4,239,118
Reinsurance Group of America, Inc.	6,909	800,200
RenaissanceRe Holdings Ltd.	5,044	790,546
RLI Corp.	4,042	441,508
Selective Insurance Group, Inc.	6,099	509,693
Travelers Cos., Inc. (The)	25,557	4,081,708
Unum Group	20,755	552,498
W R Berkley Corp.	14,240	1,072,414
White Mountains Insurance Group Ltd.	316	354,176
Willis Towers Watson plc	13,107	2,892,977
		90,388,661
IT Services - 7.1%
Mastercard, Inc., Class A	88,895	30,778,116
Visa, Inc., Class A	171,919	39,386,643
		70,164,759
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
AGNC Investment Corp.	53,340	869,976
Annaly Capital Management, Inc.	142,031	1,234,249
Blackstone Mortgage Trust, Inc., Class A	14,941	490,214

Ultra Financials

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
New Residential Investment Corp.	47,420	517,827
Starwood Property Trust, Inc.	29,163	752,405
		3,864,671
Professional Services - 0.4%
CoStar Group, Inc.*	40,133	3,400,870

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A*	34,109	3,284,697
Howard Hughes Corp. (The)*	4,592	415,714
Jones Lang LaSalle, Inc.*	5,214	1,264,030
Opendoor Technologies, Inc.*(b)	34,636	614,096
		5,578,537
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd.	11,467	539,866
MGIC Investment Corp.	34,480	526,509
New York Community Bancorp, Inc.	47,259	591,683
Radian Group, Inc.	19,441	459,391
Rocket Cos., Inc., Class A(b)	13,868	240,610
TFS Financial Corp.	4,847	96,891
UWM Holdings Corp.(b)	5,448	40,043
		2,494,993
TOTAL COMMON STOCKS (Cost $717,563,002)		715,866,513

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $1,147,124)	1,147,124	1,147,124

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.3%

REPURCHASE AGREEMENTS(d) - 4.3%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $42,189,151
(Cost $42,189,094)	42,189,094	42,189,094

Total Investments - 76.8% (Cost $760,899,220)		759,202,731
Other assets less liabilities - 23.2%		229,756,853
Net Assets - 100.0%		988,959,584

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $184,827,821.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $3,793,238, collateralized in the form of cash with a value of $1,147,124 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,734,913 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $3,882,037.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $1,147,124.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Financials

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreements

Ultra Financials had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
160,199,179	11/7/2022	Bank of America NA	0.61%	Dow Jones U.S. FinancialsSM Index[c]	53,770,144
109,725,785	11/7/2022	BNP Paribas SA	0.66%	Dow Jones U.S. FinancialsSM Index[c]	26,314,160
196,049,239	11/6/2023	Citibank NA	0.76%	Dow Jones U.S. FinancialsSM Index[c]	30,755,267
94,277,650	11/8/2021	Credit Suisse International	0.61%	Dow Jones U.S. FinancialsSM Index[c]	30,519,365
220,646,737	11/7/2022	Goldman Sachs International	0.58%	Dow Jones U.S. FinancialsSM Index[c]	21,816,153
10,863,881	11/7/2022	Morgan Stanley & Co. International plc	0.13%	Dow Jones U.S. FinancialsSM Index[c]	2,371,567
315,829,919	11/7/2022	Societe Generale	0.80%	Dow Jones U.S. FinancialsSM Index[c]	31,638,596
154,293,249	11/7/2022	UBS AG	0.75%	Dow Jones U.S. FinancialsSM Index[c]	25,994,131
1,261,885,639					223,179,383
				Total Unrealized Appreciation	223,179,383

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra FTSE China 50

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 47.9%

REPURCHASE AGREEMENTS(a) - 47.9%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $11,685,914
(Cost $11,685,897)	11,685,897	11,685,897

Total Investments - 47.9% (Cost $11,685,897)		11,685,897
Other assets less liabilities - 52.1%		12,710,604
Net Assets - 100.0%		24,396,501

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements[a]
Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
23,403,738	11/9/2022	Bank of America NA	0.26%	iShares® China Large-Cap ETF	(4,239,879)
861	12/31/2021	Citibank NA	(0.69)%	iShares® China Large-Cap ETF	(922,270)
7,158,640	11/9/2021	Goldman Sachs International	(1.42)%	iShares® China Large-Cap ETF	2,769,890
92,175	11/9/2021	Morgan Stanley & Co. International plc	0.01%	iShares® China Large-Cap ETF	(13,328)
11,432,303	11/9/2021	Societe Generale	(0.30)%	iShares® China Large-Cap ETF	(2,309,813)
6,693,467	2/15/2022	UBS AG	(0.90)%	iShares® China Large-Cap ETF	1,454,865
48,781,184					(3,260,535)
				Total Unrealized Appreciation	4,224,755
				Total Unrealized Depreciation	(7,485,290)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra FTSE Europe

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 54.0%

REPURCHASE AGREEMENTS(a) - 54.0%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,939,956
(Cost $2,939,951)	2,939,951	2,939,951

Total Investments - 54.0% (Cost $2,939,951)		2,939,951
Other assets less liabilities - 46.0%		2,503,284
Net Assets - 100.0%		5,443,235

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
2,632,997	11/9/2022	Bank of America NA	0.36%	Vanguard® FTSE Europe ETF Shares	161,506
135,558	12/13/2021	Citibank NA	0.26%	Vanguard® FTSE Europe ETF Shares	10,259
1,675,497	2/15/2022	Goldman Sachs International	(0.12)%	Vanguard® FTSE Europe ETF Shares	274,960
24,401	11/9/2021	Morgan Stanley & Co. International plc	0.41%	Vanguard® FTSE Europe ETF Shares	(50,784)
4,440,880	11/9/2021	Societe Generale	0.10%	Vanguard® FTSE Europe ETF Shares	425,491
2,014,392	1/14/2022	UBS AG	0.10%	Vanguard® FTSE Europe ETF Shares	658,825
10,923,725					1,480,257
				Total Unrealized Appreciation	1,531,041
				Total Unrealized Depreciation	(50,784)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Health Care Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 78.5%

Biotechnology - 13.1%
AbbVie, Inc.	49,743	6,007,959
ACADIA Pharmaceuticals, Inc.*	3,299	57,765
Acceleron Pharma, Inc.*	1,489	199,347
Agios Pharmaceuticals, Inc.*	1,453	64,920
Alkermes plc*	4,530	141,608
Allogene Therapeutics, Inc.*	1,876	44,743
Alnylam Pharmaceuticals, Inc.*	3,291	662,906
Amgen, Inc.	16,228	3,659,901
Biogen, Inc.*	4,240	1,436,978
BioMarin Pharmaceutical, Inc.*	5,163	434,776
Bluebird Bio, Inc.*	1,910	34,953
Blueprint Medicines Corp.*	1,665	155,294
Emergent BioSolutions, Inc.*(b)	1,285	81,058
Exact Sciences Corp.*(b)	4,845	505,721
Exelixis, Inc.*	8,798	168,658
FibroGen, Inc.*	2,360	27,447
Gilead Sciences, Inc.	35,396	2,576,121
Horizon Therapeutics plc*	6,317	682,804
Incyte Corp.*	5,263	402,567
Ionis Pharmaceuticals, Inc.*	3,976	158,086
Moderna, Inc.*	8,624	3,248,575
Neurocrine Biosciences, Inc.*	2,691	256,183
Novavax, Inc.*	1,887	450,125
Regeneron Pharmaceuticals, Inc.*	2,964	1,995,958
Sarepta Therapeutics, Inc.*	2,185	170,692
Seagen, Inc.*	3,606	604,366
Ultragenyx Pharmaceutical, Inc.*	1,773	170,722
United Therapeutics Corp.*	1,266	272,038
Vertex Pharmaceuticals, Inc.*	7,309	1,463,920
Vir Biotechnology, Inc.*	1,855	95,607
		26,231,798
Health Care Equipment & Supplies - 22.0%
Abbott Laboratories	50,112	6,332,653
ABIOMED, Inc.*	1,262	459,317
Align Technology, Inc.*	2,055	1,456,995
Baxter International, Inc.	14,183	1,081,028
Becton Dickinson and Co.	8,207	2,065,702
Boston Scientific Corp.*	40,013	1,806,587
Cooper Cos., Inc. (The)	1,396	629,191
Danaher Corp.	17,866	5,791,443
DENTSPLY SIRONA, Inc.	6,148	379,332
Dexcom, Inc.*	2,743	1,452,199
Edwards Lifesciences Corp.*	17,508	2,051,587
Globus Medical, Inc., Class A*	2,155	175,848
Haemonetics Corp.*	1,436	90,109
Hill-Rom Holdings, Inc.	1,874	272,817
Hologic, Inc.*	7,243	573,283
ICU Medical, Inc.*	517	103,064
IDEXX Laboratories, Inc.*	2,431	1,637,911
Insulet Corp.*	1,853	551,842
Integra LifeSciences Holdings Corp.*	1,973	148,429
Intuitive Surgical, Inc.*	3,386	3,567,354
Masimo Corp.*	1,427	387,488
Medtronic plc	37,903	5,059,292
Neogen Corp.*	3,009	131,734
Novocure Ltd.*	2,435	326,801
NuVasive, Inc.*	1,471	91,408
Penumbra, Inc.*	940	258,453
Quidel Corp.*(b)	1,082	139,524
ResMed, Inc.	4,118	1,196,403
STERIS plc	2,759	593,213
Stryker Corp.	9,272	2,569,271
Tandem Diabetes Care, Inc.*	1,776	199,214
Teleflex, Inc.	1,336	528,335
West Pharmaceutical Services, Inc.	2,078	938,466
Zimmer Biomet Holdings, Inc.	5,835	877,876
		43,924,169
Health Care Providers & Services - 14.4%
1Life Healthcare, Inc.*	2,204	54,020
Acadia Healthcare Co., Inc.*	2,553	168,804
Amedisys, Inc.*	895	164,188
Anthem, Inc.	6,922	2,596,650
Centene Corp.*	16,403	1,033,061
Chemed Corp.	455	216,898
Cigna Corp.	9,663	2,045,174
Covetrus, Inc.*	2,795	63,139
CVS Health Corp.	37,104	3,205,415
DaVita, Inc.*	2,026	264,940
Encompass Health Corp.	2,785	218,483
Guardant Health, Inc.*	2,446	311,302
HCA Healthcare, Inc.	7,422	1,877,618
HealthEquity, Inc.*	2,398	153,880
Henry Schein, Inc.*	3,987	301,377
Humana, Inc.	3,640	1,475,729
Laboratory Corp. of America Holdings*	2,759	837,025
LHC Group, Inc.*	875	163,415
McKesson Corp.	4,464	911,281
Molina Healthcare, Inc.*	1,673	449,652
Oak Street Health, Inc.*(b)	787	36,777
Premier, Inc., Class A	1,994	74,137
Quest Diagnostics, Inc.	3,641	556,454
Signify Health, Inc., Class A*	651	16,919
Tenet Healthcare Corp.*	3,013	227,030
UnitedHealth Group, Inc.	26,588	11,067,787
Universal Health Services, Inc., Class B	2,169	337,843
		28,828,998
Health Care Technology - 0.3%
American Well Corp., Class A*	1,683	18,025
GoodRx Holdings, Inc., Class A*(b)	1,769	67,258
Teladoc Health, Inc.*(b)	3,717	536,809
		622,092
Life Sciences Tools & Services - 8.3%
10X Genomics, Inc., Class A*	2,114	371,895
Agilent Technologies, Inc.	8,559	1,501,848
Avantor, Inc.*	14,584	575,193
Berkeley Lights, Inc.*(b)	222	7,894
Bio-Rad Laboratories, Inc., Class A*	617	496,574
Bio-Techne Corp.	1,098	548,056
Bruker Corp.	2,824	249,388
Charles River Laboratories International, Inc.*	1,392	617,853
Illumina, Inc.*	4,119	1,883,042
IQVIA Holdings, Inc.*	5,395	1,401,243
Maravai LifeSciences Holdings, Inc., Class A*	2,706	160,141
Mettler-Toledo International, Inc.*	681	1,057,477
PPD, Inc.*	3,059	141,662

Ultra Health Care Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Repligen Corp.*	1,447	409,472
Sotera Health Co.*	2,065	50,510
Syneos Health, Inc.*	2,890	268,134
Thermo Fisher Scientific, Inc.	11,071	6,143,852
Waters Corp.*	1,714	709,630
		16,593,864
Pharmaceuticals - 20.4%
Atea Pharmaceuticals, Inc.*	333	9,897
Bristol-Myers Squibb Co.	62,948	4,208,703
Catalent, Inc.*	4,830	630,025
Elanco Animal Health, Inc.*	13,352	445,690
Eli Lilly & Co.	22,410	5,788,279
Jazz Pharmaceuticals plc*	1,682	221,536
Johnson & Johnson	74,247	12,854,382
Merck & Co., Inc.	71,399	5,447,030
Nektar Therapeutics*	5,113	79,149
Organon & Co.	7,079	239,907
Perrigo Co. plc	3,771	154,423
Pfizer, Inc.	157,795	7,269,616
Royalty Pharma plc, Class A	2,373	91,716
Viatris, Inc.	34,056	498,239
Zoetis, Inc.	13,412	2,743,559
		40,682,151
TOTAL COMMON STOCKS (Cost $158,530,111)		156,883,072

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $36,240)	36,240	36,240

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 2.2%

REPURCHASE AGREEMENTS(e) - 2.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $4,492,306
(Cost $4,492,301)	4,492,301	4,492,301

Total Investments - 80.7% (Cost $163,058,652)		161,411,613
Other assets less liabilities - 19.3%		38,499,843
Net Assets - 100.0%		199,911,456

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $47,972,474.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $654,519, collateralized in the form of cash with a value of $36,240 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $638,141 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $674,381.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $36,240.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Health Care Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Swap Agreements

Ultra Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
15,718,214	1/6/2022	Bank of America NA	0.21%	iShares® U.S. Healthcare ETF	1,995,213
85,966,063	1/6/2022	Bank of America NA	0.51%	Dow Jones U.S. Health CareSM Index[c]	3,467,555
38,971,222	12/6/2021	Citibank NA	0.36%	Dow Jones U.S. Health CareSM Index[c]	5,549,869
23,251,448	1/6/2022	Goldman Sachs International	0.58%	Dow Jones U.S. Health CareSM Index[c]	4,502,782
27,330,953	11/22/2021	Goldman Sachs International	0.11%	iShares® U.S. Healthcare ETF	4,721,466
529,325	11/7/2022	Morgan Stanley & Co. International plc	0.86%	Dow Jones U.S. Health CareSM Index[c]	79,222
4,428,159	11/22/2021	Morgan Stanley & Co. International plc	0.41%	iShares® U.S. Healthcare ETF	1,400,083
28,592,553	11/7/2022	Societe Generale	0.70%	Dow Jones U.S. Health CareSM Index[c]	6,126,696
17,590,356	12/6/2021	UBS AG	0.45%	Dow Jones U.S. Health CareSM Index[c]	6,757,947
242,378,293					34,600,833
				Total Unrealized Appreciation	34,600,833

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra High Yield Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 62.9%

REPURCHASE AGREEMENTS(a) - 62.9%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $17,320,602
(Cost $17,320,578)	17,320,578	17,320,578

Total Investments - 62.9% (Cost $17,320,578)		17,320,578
Other assets less liabilities - 37.1%		10,219,567
Net Assets - 100.0%		27,540,145

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation ($)
22,995,530	11/8/2021	Citibank NA	(0.19)%	iShares® iBoxx $ High Yield Corporate Bond ETF	1,049,982
7,806,912	11/8/2021	Credit Suisse International	0.56%	iShares® iBoxx $ High Yield Corporate Bond ETF	373,872
13,811,434	11/8/2021	Goldman Sachs International	(0.17)%	iShares® iBoxx $ High Yield Corporate Bond ETF	788,928
10,427,004	11/7/2022	UBS AG	(0.40)%	iShares® iBoxx $ High Yield Corporate Bond ETF	10,626
55,040,880					2,223,408
				Total Unrealized Appreciation	2,223,408

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Industrials Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 68.4%

Aerospace & Defense - 8.3%
Axon Enterprise, Inc.*	280	50,924
Boeing Co. (The)*	2,399	526,580
BWX Technologies, Inc.	415	23,833
Curtiss-Wright Corp.	176	21,433
General Dynamics Corp.	1,005	201,311
HEICO Corp.	185	23,462
HEICO Corp., Class A	330	37,699
Hexcel Corp.*	367	20,813
Howmet Aerospace, Inc.	1,714	54,419
Huntington Ingalls Industries, Inc.	171	34,913
L3Harris Technologies, Inc.	902	210,175
Lockheed Martin Corp.	1,064	382,827
Mercury Systems, Inc.*	255	12,847
Northrop Grumman Corp.	654	240,476
Raytheon Technologies Corp.	6,620	561,111
Teledyne Technologies, Inc.*	199	92,213
Textron, Inc.	977	70,999
TransDigm Group, Inc.*	244	148,223
		2,714,258
Air Freight & Logistics - 3.3%
CH Robinson Worldwide, Inc.	588	52,955
Expeditors International of Washington, Inc.	743	92,608
FedEx Corp.	1,060	281,631
GXO Logistics, Inc.*	444	36,315
United Parcel Service, Inc., Class B	3,156	617,408
		1,080,917
Building Products - 3.3%
A O Smith Corp.	598	43,487
Allegion plc	395	56,876
Armstrong World Industries, Inc.	209	21,721
Carlisle Cos., Inc.	222	46,784
Carrier Global Corp.	3,558	204,941
Fortune Brands Home & Security, Inc.	609	59,298
Johnson Controls International plc	3,125	233,750
Lennox International, Inc.	146	48,936
Masco Corp.	1,119	67,946
Owens Corning	467	44,622
Trane Technologies plc	1,043	207,036
Trex Co., Inc.*	512	56,197
		1,091,594
Chemicals - 1.0%
Sherwin-Williams Co. (The)	1,044	317,031

Commercial Services & Supplies - 2.0%
ADT, Inc.	654	5,598
Cimpress plc*	90	8,548
Cintas Corp.	381	150,789
Clean Harbors, Inc.*	228	23,397
MSA Safety, Inc.	161	26,217
Republic Services, Inc.	924	114,696
Stericycle, Inc.*	409	28,467
Tetra Tech, Inc.	239	34,378
Waste Management, Inc.	1,694	262,756
		654,846
Construction & Engineering - 0.5%
AECOM*	650	42,614
EMCOR Group, Inc.	241	29,281
MasTec, Inc.*	256	23,409
Quanta Services, Inc.	617	62,996
Valmont Industries, Inc.	83	20,655
		178,955
Construction Materials - 0.8%
Eagle Materials, Inc.	188	29,486
Martin Marietta Materials, Inc.	281	107,131
Vulcan Materials Co.	584	108,583
		245,200
Containers & Packaging - 2.4%
Amcor plc(b)	6,724	86,403
AptarGroup, Inc.	286	38,553
Avery Dennison Corp.	361	81,366
Ball Corp.	1,429	137,127
Berry Global Group, Inc.*	577	38,757
Crown Holdings, Inc.	577	63,349
Graphic Packaging Holding Co.	1,229	25,219
International Paper Co.	1,699	102,093
Packaging Corp. of America	412	62,500
Sealed Air Corp.	674	41,134
Silgan Holdings, Inc.	344	14,596
Sonoco Products Co.	437	28,536
WestRock Co.	1,149	59,794
		779,427
Electrical Equipment - 3.6%
Acuity Brands, Inc.	156	28,787
AMETEK, Inc.	998	135,698
Array Technologies, Inc.*	480	9,154
Eaton Corp. plc	1,732	291,600
Emerson Electric Co.	2,626	277,043
EnerSys	190	16,072
Generac Holdings, Inc.*	262	114,489
Hubbell, Inc.	239	49,260
nVent Electric plc	734	25,220
Regal Beloit Corp.	173	25,850
Rockwell Automation, Inc.	516	167,932
Sensata Technologies Holding plc*	700	41,426
Shoals Technologies Group, Inc., Class A*(b)	392	12,767
		1,195,298
Electronic Equipment, Instruments & Components - 3.8%
Amphenol Corp., Class A	2,606	199,698
Arrow Electronics, Inc.*	332	40,245
Avnet, Inc.	425	17,195
Cognex Corp.	758	67,174
Coherent, Inc.*	109	27,541
Corning, Inc.	3,373	134,886
IPG Photonics Corp.*	158	26,967
Itron, Inc.*	184	15,458
Jabil, Inc.	595	36,759
Keysight Technologies, Inc.*	799	143,325
Littelfuse, Inc.	109	31,109
National Instruments Corp.	576	24,088
TE Connectivity Ltd.	1,445	217,068
Trimble, Inc.*	1,094	103,077
Vontier Corp.	742	26,986
Zebra Technologies Corp., Class A*	234	137,398
		1,248,974
Industrial Conglomerates - 5.8%
3M Co.	2,530	492,693
General Electric Co.	4,776	503,438
Honeywell International, Inc.	3,033	703,383

Ultra Industrials Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Roper Technologies, Inc.	447	216,026
		1,915,540
IT Services - 14.5%
Accenture plc, Class A	2,782	936,310
Affirm Holdings, Inc.*	228	21,965
Automatic Data Processing, Inc.	1,861	389,023
Broadridge Financial Solutions, Inc.	516	88,866
Concentrix Corp.*	183	31,730
Euronet Worldwide, Inc.*	226	30,110
Fidelity National Information Services, Inc.	2,700	344,979
Fiserv, Inc.*	2,591	305,194
FleetCor Technologies, Inc.*	363	95,571
Genpact Ltd.	763	39,584
Global Payments, Inc.	1,298	211,107
Jack Henry & Associates, Inc.	334	58,911
Maximus, Inc.	274	23,863
Paychex, Inc.	1,392	159,342
PayPal Holdings, Inc.*	5,141	1,484,002
Square, Inc., Class A*	1,710	458,400
Western Union Co. (The)	1,793	38,801
WEX, Inc.*	207	37,999
		4,755,757
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc.	481	88,889

Machinery - 9.6%
AGCO Corp.	277	38,121
Allison Transmission Holdings, Inc.	486	17,972
Caterpillar, Inc.	2,381	502,081
Colfax Corp.*	505	24,326
Crane Co.	223	22,695
Cummins, Inc.	649	153,151
Deere & Co.	1,364	515,633
Donaldson Co., Inc.	554	37,533
Dover Corp.	632	110,196
Flowserve Corp.	561	21,806
Fortive Corp.	1,468	108,441
Gates Industrial Corp. plc*	395	6,470
Graco, Inc.	747	58,580
IDEX Corp.	325	72,800
Illinois Tool Works, Inc.	1,254	292,006
Ingersoll Rand, Inc.*	1,694	89,816
ITT, Inc.	386	36,929
Lincoln Electric Holdings, Inc.	260	36,299
Middleby Corp. (The)*	249	45,552
Nikola Corp.*(b)	607	6,331
Nordson Corp.	237	56,548
Oshkosh Corp.	309	35,405
Otis Worldwide Corp.	1,771	163,322
PACCAR, Inc.	1,516	124,115
Parker-Hannifin Corp.	553	164,058
Pentair plc(b)	718	55,401
Snap-on, Inc.	237	53,313
Timken Co. (The)	308	22,650
Toro Co. (The)	467	51,342
Westinghouse Air Brake Technologies Corp.	767	68,869
Woodward, Inc.	252	30,477
Xylem, Inc.	789	107,549
		3,129,787
Marine - 0.0%(c)
Kirby Corp.*	263	14,094

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	449	28,485

Professional Services - 2.7%
ASGN, Inc.*	230	25,804
Booz Allen Hamilton Holding Corp.	581	47,590
CACI International, Inc., Class A*	101	26,011
Clarivate plc*	1,146	28,868
Dun & Bradstreet Holdings, Inc.*	602	11,035
Equifax, Inc.	539	146,748
FTI Consulting, Inc.*	145	20,258
Insperity, Inc.	158	17,434
Jacobs Engineering Group, Inc.	561	75,713
KBR, Inc.(b)	608	23,675
Leidos Holdings, Inc.	585	57,394
ManpowerGroup, Inc.	241	29,262
Nielsen Holdings plc	1,561	33,499
Robert Half International, Inc.	490	50,666
Science Applications International Corp.	247	20,805
TransUnion	838	101,842
TriNet Group, Inc.*	166	15,285
Verisk Analytics, Inc.	711	143,451
		875,340
Road & Rail - 4.9%
CSX Corp.	9,916	322,568
JB Hunt Transport Services, Inc.	365	64,751
Kansas City Southern	402	112,829
Knight-Swift Transportation Holdings, Inc.	546	28,354
Landstar System, Inc.	178	29,909
Norfolk Southern Corp.	1,089	276,105
Old Dominion Freight Line, Inc.	415	119,819
Union Pacific Corp.	2,899	628,619
XPO Logistics, Inc.*	444	38,588
		1,621,542
Trading Companies & Distributors - 1.5%
Air Lease Corp.	468	18,599
Applied Industrial Technologies, Inc.	181	16,075
Fastenal Co.	2,509	140,128
MSC Industrial Direct Co., Inc., Class A	201	16,926
SiteOne Landscape Supply, Inc.*	203	40,620
United Rentals, Inc.*	318	112,143
Univar Solutions, Inc.*	748	17,660
Watsco, Inc.	129	35,916
WW Grainger, Inc.	199	86,306
		484,373
Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	326	12,991

TOTAL COMMON STOCKS (Cost $23,457,285)		22,433,298

Ultra Industrials Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $2,173)	2,173	2,173

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 7.8%

REPURCHASE AGREEMENTS(e) - 7.8%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,548,394
(Cost $2,548,391)	2,548,391	2,548,391

Total Investments - 76.2% (Cost $26,007,849)		24,983,862
Other assets less liabilities - 23.8%		7,793,607
Net Assets - 100.0%		32,777,469

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,444,081.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $55,027, collateralized in the form of cash with a value of $2,173 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $54,120 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $56,293.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $2,173.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Industrials Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Swap Agreements

Ultra Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
9,314,783	11/8/2021	Bank of America NA	0.36%	Dow Jones U.S. IndustrialsSM Index	1,307,406
6,301,270	11/7/2022	Bank of America NA	0.06%	iShares® U.S. Industrials ETF	908,536
8,318,843	11/7/2022	Citibank NA	0.36%	Dow Jones U.S. IndustrialsSM Index	221,202
6,407,398	1/6/2022	Goldman Sachs International	0.58%	Dow Jones U.S. IndustrialsSM Index	612,396
535,338	11/22/2021	Morgan Stanley & Co. International plc	0.66%	Dow Jones U.S. IndustrialsSM Index	123,174
4,262,624	11/22/2021	Morgan Stanley & Co. International plc	0.41%	iShares® U.S. Industrials ETF	749,203
7,338,131	11/22/2021	Societe Generale	0.60%	Dow Jones U.S. IndustrialsSM Index	2,429,620
619,748	11/8/2021	UBS AG	0.45%	Dow Jones U.S. IndustrialsSM Index	(608,173)
43,098,135					5,743,364
				Total Unrealized Appreciation	6,351,537
				Total Unrealized Depreciation	(608,173)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MidCap400 Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.0%

Aerospace & Defense - 0.8%
Axon Enterprise, Inc.*	3,891	707,656
Curtiss-Wright Corp.	2,463	299,944
Hexcel Corp.*	5,039	285,762
Mercury Systems, Inc.*	3,378	170,184
		1,463,546
Air Freight & Logistics - 0.3%
GXO Logistics, Inc.*	6,115	500,146

Airlines - 0.2%
JetBlue Airways Corp.*	19,048	288,196

Auto Components - 1.3%
Adient plc*	5,667	222,940
Dana, Inc.	8,731	203,083
Fox Factory Holding Corp.*	2,524	387,863
Gentex Corp.	14,530	447,524
Goodyear Tire & Rubber Co. (The)*	16,786	265,890
Lear Corp.	3,292	526,522
Visteon Corp.*	1,682	177,754
		2,231,576
Automobiles - 0.4%
Harley-Davidson, Inc.	9,244	365,415
Thor Industries, Inc.	3,331	377,836
		743,251
Banks - 5.5%
Associated Banc-Corp.	9,192	189,539
BancorpSouth Bank	5,804	170,231
Bank of Hawaii Corp.	2,430	203,658
Bank OZK	7,272	308,551
Cathay General Bancorp	4,505	179,209
CIT Group, Inc.	5,959	330,248
Commerce Bancshares, Inc.	6,336	448,082
Cullen/Frost Bankers, Inc.	3,402	388,576
East West Bancorp, Inc.	8,534	625,884
First Financial Bankshares, Inc.	8,559	407,580
First Horizon Corp.	33,229	544,623
FNB Corp.	19,213	224,408
Fulton Financial Corp.	9,782	155,045
Glacier Bancorp, Inc.	5,745	305,979
Hancock Whitney Corp.	5,222	240,003
Home BancShares, Inc.	9,123	202,074
International Bancshares Corp.	3,354	140,465
PacWest Bancorp	7,033	299,254
Pinnacle Financial Partners, Inc.	4,578	443,700
Prosperity Bancshares, Inc.	5,591	390,699
Signature Bank	3,467	899,097
Sterling Bancorp	11,586	265,203
Synovus Financial Corp.	8,939	385,271
Texas Capital Bancshares, Inc.*	3,043	206,894
UMB Financial Corp.	2,615	239,482
Umpqua Holdings Corp.	13,272	258,406
United Bankshares, Inc.	8,071	293,219
Valley National Bancorp	24,417	318,398
Webster Financial Corp.	5,439	274,778
Wintrust Financial Corp.	3,431	256,776
		9,595,332
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	559	318,747

Biotechnology - 1.5%
Arrowhead Pharmaceuticals, Inc.*	6,261	420,238
Emergent BioSolutions, Inc.*(b)	2,740	172,839
Exelixis, Inc.*	18,852	361,393
Halozyme Therapeutics, Inc.*	8,052	338,103
Ligand Pharmaceuticals, Inc.*	1,002	132,565
Neurocrine Biosciences, Inc.*	5,688	541,498
United Therapeutics Corp.*	2,695	579,102
		2,545,738
Building Products - 2.1%
Builders FirstSource, Inc.*	12,460	663,993
Carlisle Cos., Inc.	3,140	661,724
Lennox International, Inc.	2,068	693,152
Owens Corning	6,284	600,436
Simpson Manufacturing Co., Inc.	2,613	295,661
Trex Co., Inc.*	6,940	761,735
		3,676,701
Capital Markets - 2.2%
Affiliated Managers Group, Inc.	2,505	426,126
Evercore, Inc., Class A	2,463	343,933
FactSet Research Systems, Inc.	2,277	865,761
Federated Hermes, Inc., Class B	5,628	190,395
Interactive Brokers Group, Inc., Class A	4,862	314,280
Janus Henderson Group plc	10,264	445,047
Jefferies Financial Group, Inc.	12,034	444,777
SEI Investments Co.	7,130	447,835
Stifel Financial Corp.	6,322	436,850
		3,915,004
Chemicals - 2.1%
Ashland Global Holdings, Inc.	3,287	299,479
Avient Corp.	5,492	286,078
Cabot Corp.	3,407	181,934
Chemours Co. (The)	9,957	333,659
Ingevity Corp.*	2,408	193,579
Minerals Technologies, Inc.	2,029	159,561
NewMarket Corp.	440	153,881
Olin Corp.	8,620	429,621
RPM International, Inc.	7,791	641,121
Scotts Miracle-Gro Co. (The)	2,446	383,606
Sensient Technologies Corp.	2,543	220,859
Valvoline, Inc.	10,893	328,533
		3,611,911
Commercial Services & Supplies - 1.5%
Brink's Co. (The)	2,993	233,933
Clean Harbors, Inc.*	3,020	309,912
Healthcare Services Group, Inc.	4,495	117,589
Herman Miller, Inc.	4,437	186,487
IAA, Inc.*	8,106	430,591
KAR Auction Services, Inc.*(b)	7,505	126,910
MSA Safety, Inc.	2,191	356,782
Stericycle, Inc.*	5,520	384,192
Tetra Tech, Inc.	3,258	468,631
		2,615,027
Communications Equipment - 0.7%
Ciena Corp.*	9,322	532,566
Lumentum Holdings, Inc.*	4,566	395,598
NetScout Systems, Inc.*(b)	4,437	121,663

Ultra MidCap400 Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Viasat, Inc.*	4,094	211,414
		1,261,241
Construction & Engineering - 1.1%
AECOM*	8,807	577,387
Dycom Industries, Inc.*	1,852	139,511
EMCOR Group, Inc.	3,282	398,763
Fluor Corp.*	7,567	126,066
MasTec, Inc.*	3,397	310,622
Valmont Industries, Inc.	1,278	318,043
		1,870,392
Construction Materials - 0.2%
Eagle Materials, Inc.	2,549	399,785

Consumer Finance - 0.6%
FirstCash, Inc.	2,468	211,483
LendingTree, Inc.*	665	110,809
Navient Corp.	10,799	250,645
PROG Holdings, Inc.	4,052	191,741
SLM Corp.	19,423	364,181
		1,128,859
Containers & Packaging - 0.7%
AptarGroup, Inc.	3,953	532,864
Greif, Inc., Class A	1,596	101,059
Silgan Holdings, Inc.	4,715	200,057
Sonoco Products Co.	6,053	395,261
		1,229,241
Diversified Consumer Services - 0.8%
Graham Holdings Co., Class B	243	149,885
Grand Canyon Education, Inc.*	2,788	248,522
H&R Block, Inc.	10,914	279,944
Service Corp. International	10,115	634,818
WW International, Inc.*	2,886	62,482
		1,375,651
Diversified Telecommunication Services - 0.2%
Iridium Communications, Inc.*	7,066	314,508

Electric Utilities - 0.9%
ALLETE, Inc.	3,140	211,699
Hawaiian Electric Industries, Inc.	6,568	286,365
IDACORP, Inc.	3,039	320,158
OGE Energy Corp.	12,042	426,407
PNM Resources, Inc.	5,164	255,618
		1,500,247
Electrical Equipment - 1.4%
Acuity Brands, Inc.	2,148	396,371
EnerSys	2,577	217,988
Hubbell, Inc.	3,267	673,361
nVent Electric plc	10,087	346,589
Regal Beloit Corp.	2,444	365,183
Sunrun, Inc.*	9,692	428,871
		2,428,363
Electronic Equipment, Instruments & Components - 2.7%
Arrow Electronics, Inc.*	4,462	540,883
Avnet, Inc.	5,986	242,193
Belden, Inc.	2,691	154,060
Cognex Corp.	10,624	941,499
Coherent, Inc.*	1,476	372,941
II-VI, Inc.*(b)	6,309	397,341
Jabil, Inc.	8,056	497,700
Littelfuse, Inc.	1,477	421,536
National Instruments Corp.	7,917	331,089
SYNNEX Corp.	2,495	317,040
Vishay Intertechnology, Inc.	7,983	175,386
Vontier Corp.	10,154	369,301
		4,760,969
Energy Equipment & Services - 0.2%
ChampionX Corp.*	11,264	262,789

Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A	2,723	141,895

Equity Real Estate Investment Trusts (REITs) - 7.5%
American Campus Communities, Inc.	8,294	421,750
Apartment Income REIT Corp.	9,434	479,436
Brixmor Property Group, Inc.	17,864	418,911
Camden Property Trust	5,876	881,635
CoreSite Realty Corp.	2,586	383,685
Corporate Office Properties Trust	6,757	190,412
Cousins Properties, Inc.	8,942	344,804
CyrusOne, Inc.	7,371	567,420
Douglas Emmett, Inc.	9,922	327,525
EastGroup Properties, Inc.	2,408	434,066
EPR Properties	4,498	228,273
First Industrial Realty Trust, Inc.	7,768	434,930
Healthcare Realty Trust, Inc.	8,519	255,826
Highwoods Properties, Inc.	6,258	285,928
Hudson Pacific Properties, Inc.	9,081	239,557
JBG SMITH Properties	6,645	200,214
Kilroy Realty Corp.	6,375	418,519
Lamar Advertising Co., Class A	5,215	593,623
Life Storage, Inc.	4,623	575,286
Macerich Co. (The)	10,063	171,876
Medical Properties Trust, Inc.	35,384	724,664
National Retail Properties, Inc.	10,562	502,857
National Storage Affiliates Trust	4,675	267,644
Omega Healthcare Investors, Inc.	14,158	474,718
Park Hotels & Resorts, Inc.*	14,226	272,286
Pebblebrook Hotel Trust	7,904	174,125
Physicians Realty Trust	12,955	239,797
PotlatchDeltic Corp.	4,033	209,514
PS Business Parks, Inc.	1,209	190,091
Rayonier, Inc.	8,364	307,628
Rexford Industrial Realty, Inc.	8,065	499,465
Sabra Health Care REIT, Inc.	12,990	207,840
SL Green Realty Corp.	4,172	292,374
Spirit Realty Capital, Inc.	6,916	358,041
STORE Capital Corp.	14,645	528,245
Urban Edge Properties	6,617	125,326
		13,228,291
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc.*	8,250	467,445
Casey's General Stores, Inc.	2,223	454,737
Grocery Outlet Holding Corp.*	5,239	136,371
Sprouts Farmers Market, Inc.*	7,106	176,939
		1,235,492
Food Products - 1.5%
Darling Ingredients, Inc.*	9,816	731,292
Flowers Foods, Inc.	11,845	285,820
Hain Celestial Group, Inc. (The)*(b)	4,919	184,020
Ingredion, Inc.	4,029	353,988
Lancaster Colony Corp.	1,176	208,434
Pilgrim's Pride Corp.*	2,932	81,627

Ultra MidCap400 Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Post Holdings, Inc.*	3,560	398,400
Sanderson Farms, Inc.	1,196	235,014
Tootsie Roll Industries, Inc.	1,059	33,517
TreeHouse Foods, Inc.*	3,382	126,723
		2,638,835
Gas Utilities - 1.0%
National Fuel Gas Co.	5,485	284,178
New Jersey Resources Corp.	5,795	216,385
ONE Gas, Inc.	3,203	230,040
Southwest Gas Holdings, Inc.	3,489	245,312
Spire, Inc.	3,109	207,370
UGI Corp.	12,555	581,422
		1,764,707
Health Care Equipment & Supplies - 2.8%
Envista Holdings Corp.*	9,672	413,865
Globus Medical, Inc., Class A*	4,668	380,909
Haemonetics Corp.*	3,065	192,329
Hill-Rom Holdings, Inc.	3,998	582,029
ICU Medical, Inc.*	1,187	236,628
Integra LifeSciences Holdings Corp.*(b)	4,272	321,382
LivaNova plc*	3,158	261,135
Masimo Corp.*	3,044	826,568
Neogen Corp.*	6,461	282,863
NuVasive, Inc.*	3,107	193,069
Penumbra, Inc.*	2,041	561,173
Quidel Corp.*(b)	2,329	300,324
STAAR Surgical Co.*	2,821	435,760
		4,988,034
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc.*	5,398	356,916
Amedisys, Inc.*	1,959	359,379
Chemed Corp.	959	457,155
Encompass Health Corp.	5,988	469,759
HealthEquity, Inc.*	5,016	321,877
LHC Group, Inc.*(b)	1,905	355,778
Molina Healthcare, Inc.*	3,513	944,189
Option Care Health, Inc.*	7,276	194,633
Patterson Cos., Inc.	5,232	160,308
Progyny, Inc.*	2,237	124,981
R1 RCM, Inc.*	8,315	163,972
Tenet Healthcare Corp.*	6,424	484,048
		4,392,995
Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp.*	4,855	297,951
Choice Hotels International, Inc.	1,738	207,448
Churchill Downs, Inc.	2,086	439,103
Cracker Barrel Old Country Store, Inc.	1,427	204,889
Jack in the Box, Inc.	1,337	141,669
Marriott Vacations Worldwide Corp.*	2,568	384,044
Papa John's International, Inc.	1,990	253,785
Scientific Games Corp.*	3,410	246,713
Six Flags Entertainment Corp.*	4,572	193,121
Texas Roadhouse, Inc.	3,944	374,680
Travel + Leisure Co.	5,184	283,876
Wendy's Co. (The)	10,653	245,232
Wingstop, Inc.	1,789	307,583
Wyndham Hotels & Resorts, Inc.	5,619	408,501
		3,988,595
Household Durables - 1.3%
Helen of Troy Ltd.*(b)	1,471	351,849
KB Home	5,346	230,038
Taylor Morrison Home Corp., Class A*	7,758	217,922
Tempur Sealy International, Inc.	11,019	492,549
Toll Brothers, Inc.	6,757	432,854
TopBuild Corp.*	1,989	435,173
Tri Pointe Homes, Inc.*	7,124	169,338
		2,329,723
Household Products - 0.1%
Energizer Holdings, Inc.	3,496	137,533

Insurance - 3.5%
Alleghany Corp.*	838	567,066
American Financial Group, Inc.	4,147	572,037
Brighthouse Financial, Inc.*	5,161	252,683
Brown & Brown, Inc.	14,073	816,938
CNO Financial Group, Inc.	7,915	193,601
First American Financial Corp.	6,602	465,639
Hanover Insurance Group, Inc. (The)	2,159	305,088
Kemper Corp.	3,651	250,459
Kinsale Capital Group, Inc.	1,290	234,586
Mercury General Corp.	1,599	95,476
Old Republic International Corp.	17,049	443,274
Primerica, Inc.	2,372	362,774
Reinsurance Group of America, Inc.	4,090	473,704
RenaissanceRe Holdings Ltd.	2,986	467,996
RLI Corp.	2,393	261,387
Selective Insurance Group, Inc.	3,611	301,771
		6,064,479
Interactive Media & Services - 0.2%
TripAdvisor, Inc.*	5,898	206,430
Yelp, Inc.*	4,213	162,243
		368,673
IT Services - 1.4%
Alliance Data Systems Corp.	2,991	293,447
Concentrix Corp.*	2,505	434,342
Genpact Ltd.	10,482	543,806
LiveRamp Holdings, Inc.*	4,115	201,635
Maximus, Inc.	3,698	322,059
Sabre Corp.*(b)	19,218	215,818
WEX, Inc.*	2,691	493,987
		2,505,094
Leisure Products - 1.1%
Brunswick Corp.	4,686	453,933
Callaway Golf Co.*	6,999	196,392
Mattel, Inc.*	20,981	447,944
Polaris, Inc.	3,463	414,729
YETI Holdings, Inc.*	4,513	448,321
		1,961,319
Life Sciences Tools & Services - 1.0%
Medpace Holdings, Inc.*	1,666	303,795
Repligen Corp.*	3,072	869,315
Syneos Health, Inc.*	6,091	565,123
		1,738,233
Machinery - 4.3%
AGCO Corp.	3,717	511,534
Colfax Corp.*(b)	7,097	341,862
Crane Co.	2,987	303,987
Donaldson Co., Inc.	7,587	514,019
Flowserve Corp.	7,839	304,702
Graco, Inc.	10,193	799,335

Ultra MidCap400 Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
ITT, Inc.	5,179	495,475
Kennametal, Inc.	5,029	186,978
Lincoln Electric Holdings, Inc.	3,582	500,083
Middleby Corp. (The)*	3,347	612,300
Nordson Corp.	3,251	775,689
Oshkosh Corp.	4,128	472,986
Terex Corp.	4,199	214,359
Timken Co. (The)	4,114	302,544
Toro Co. (The)	6,441	708,124
Trinity Industries, Inc.	4,867	141,289
Woodward, Inc.	3,527	426,555
		7,611,821
Marine - 0.1%
Kirby Corp.*	3,616	193,781

Media - 0.9%
Cable One, Inc.	327	686,566
John Wiley & Sons, Inc., Class A	2,619	152,164
New York Times Co. (The), Class A	8,737	443,665
TEGNA, Inc.	13,281	235,339
		1,517,734
Metals & Mining - 1.9%
Cleveland-Cliffs, Inc.*(b)	27,639	648,687
Commercial Metals Co.	7,249	236,462
Compass Minerals International, Inc.	2,045	136,872
Reliance Steel & Aluminum Co.	3,832	574,953
Royal Gold, Inc.	3,947	439,420
Steel Dynamics, Inc.	12,071	814,672
United States Steel Corp.	16,222	433,938
Worthington Industries, Inc.	2,104	121,927
		3,406,931
Multiline Retail - 0.6%
Kohl's Corp.	9,398	539,445
Nordstrom, Inc.*	6,549	187,367
Ollie's Bargain Outlet Holdings, Inc.*(b)	3,417	247,323
		974,135
Multi-Utilities - 0.5%
Black Hills Corp.	3,782	265,988
MDU Resources Group, Inc.	12,103	389,353
NorthWestern Corp.	3,048	193,853
		849,194
Oil, Gas & Consumable Fuels - 1.5%
Antero Midstream Corp.(b)	17,230	165,580
Cimarex Energy Co.	6,186	397,265
CNX Resources Corp.*	13,251	150,531
DT Midstream, Inc.*	5,827	270,781
EQT Corp.*	16,790	307,761
Equitrans Midstream Corp.	24,457	213,510
HollyFrontier Corp.	8,990	290,647
Murphy Oil Corp.	8,731	185,621
Targa Resources Corp.	13,758	604,251
		2,585,947
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	6,151	390,219

Personal Products - 0.2%
Coty, Inc., Class A*	17,052	166,598
Nu Skin Enterprises, Inc., Class A	3,010	152,366
		318,964
Pharmaceuticals - 0.4%
Jazz Pharmaceuticals plc*	3,615	476,132
Nektar Therapeutics*	10,967	169,769
		645,901
Professional Services - 1.3%
ASGN, Inc.*	3,200	359,008
CACI International, Inc., Class A*	1,417	364,934
FTI Consulting, Inc.*	2,059	287,663
Insperity, Inc.	2,164	238,776
KBR, Inc.	8,503	331,107
ManpowerGroup, Inc.	3,280	398,257
Science Applications International Corp.	3,487	293,710
		2,273,455
Real Estate Management & Development - 0.4%
Jones Lang LaSalle, Inc.*	3,086	748,139

Road & Rail - 1.4%
Avis Budget Group, Inc.*	3,110	282,233
Knight-Swift Transportation Holdings, Inc.	7,368	382,620
Landstar System, Inc.	2,311	388,317
Ryder System, Inc.	3,241	257,627
Saia, Inc.*	1,590	381,807
Werner Enterprises, Inc.	3,432	161,853
XPO Logistics, Inc.*	6,115	531,455
		2,385,912

Semiconductors & Semiconductor Equipment - 3.2%
Amkor Technology, Inc.	6,463	177,539
Brooks Automation, Inc.	4,469	379,686
Cirrus Logic, Inc.*	3,461	289,582
CMC Materials, Inc.	1,760	233,411
Cree, Inc.*	6,946	590,271
First Solar, Inc.*	5,116	480,904
Lattice Semiconductor Corp.*	8,214	510,254
MKS Instruments, Inc.	3,330	490,109
Semtech Corp.*	3,906	273,107
Silicon Laboratories, Inc.*	2,692	424,313
SolarEdge Technologies, Inc.*	3,127	906,142
Synaptics, Inc.*	2,118	401,954
Universal Display Corp.	2,581	538,371
		5,695,643
Software - 3.6%
ACI Worldwide, Inc.*	7,107	229,059
Aspen Technology, Inc.*	4,092	529,914
Blackbaud, Inc.*	2,937	204,680
CDK Global, Inc.	7,326	304,762
Cerence, Inc.*	2,275	246,701
Ceridian HCM Holding, Inc.*	7,900	887,565
CommVault Systems, Inc.*	2,769	224,206
Envestnet, Inc.*	3,274	261,494
Fair Isaac Corp.*	1,731	795,810
J2 Global, Inc.*	2,553	351,548
Manhattan Associates, Inc.*	3,827	623,763
Mimecast Ltd.*	3,582	250,059
Paylocity Holding Corp.*	2,261	608,661
Qualys, Inc.*	2,025	237,695
Sailpoint Technologies Holdings, Inc.*	5,554	260,260
Teradata Corp.*	6,593	360,571
		6,376,748
Specialty Retail - 3.3%
American Eagle Outfitters, Inc.	9,080	277,121

Ultra MidCap400 Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
AutoNation, Inc.*	3,244	353,888
Dick's Sporting Goods, Inc.	3,942	555,073
Five Below, Inc.*	3,368	716,744
Foot Locker, Inc.	6,213	352,215
GameStop Corp., Class A*	3,343	729,576
Lithia Motors, Inc., Class A	1,790	593,027
Murphy USA, Inc.	1,506	233,852
RH*	1,012	709,078
Urban Outfitters, Inc.*	4,136	136,571
Victoria's Secret & Co.*	5,309	351,987
Williams-Sonoma, Inc.	4,584	855,833
		5,864,965
Technology Hardware, Storage & Peripherals - 0.3%
NCR Corp.*(b)	7,878	334,657
Xerox Holdings Corp.	9,699	218,325
		552,982
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd.*	9,103	514,410
Carter's, Inc.	2,644	270,693
Columbia Sportswear Co.	1,839	187,596
Crocs, Inc.*	3,924	560,426
Deckers Outdoor Corp.*	1,673	700,067
Skechers USA, Inc., Class A*	8,071	407,021
		2,640,213
Thrifts & Mortgage Finance - 0.6%
Essent Group Ltd.	6,789	319,626
MGIC Investment Corp.	20,412	311,691

New York Community Bancorp, Inc.	27,977	350,272
Washington Federal, Inc.	4,356	145,055
		1,126,644
Trading Companies & Distributors - 0.7%
GATX Corp.	2,130	195,278
MSC Industrial Direct Co., Inc., Class A	2,827	238,062
Univar Solutions, Inc.*	10,202	240,869
Watsco, Inc.	1,980	551,272
		1,225,481
Water Utilities - 0.4%
Essential Utilities, Inc.	13,447	667,375

Wireless Telecommunication Services - 0.1%
Telephone and Data Systems, Inc.	5,991	121,737

TOTAL COMMON STOCKS (Cost $119,935,050)		143,695,039

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.2%

REPURCHASE AGREEMENTS(c) - 1.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,183,393
(Cost $2,183,390)	2,183,390	2,183,390
Total Investments - 83.2% (Cost $122,118,440)		145,878,429
Other assets less liabilities - 16.8%		29,386,258
Net Assets - 100.0%		175,264,687

Ultra MidCap400 Schedule of Portfolio Investments August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $29,686,225.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $1,996,035, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $2,070,484.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra MidCap400 Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	35	9/17/2021	USD	$9,632,000	$338,137

Swap Agreements
Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
25,843,913	12/6/2021	Bank of America NA	0.46%	S&P MidCap 400®	7,422,701
34,139,184	11/8/2021	BNP Paribas SA	0.51%	S&P MidCap 400®	6,008,775
26,653,342	12/6/2021	Citibank NA	0.46%	S&P MidCap 400®	4,075,368
22,953,095	11/7/2022	Goldman Sachs International	0.53%	S&P MidCap 400®	997,244
36,567,653	11/7/2022	Goldman Sachs International	0.28%	SPDR® S&P MidCap 400® ETF Trust	608,451
4,958,441	11/7/2022	Morgan Stanley & Co. International plc	(0.01)%	S&P MidCap 400®	241,704
22,242,780	11/7/2022	Societe Generale	0.32%	S&P MidCap 400®	3,466,356
23,806,574	12/6/2021	UBS AG	0.45%	S&P MidCap 400®	5,861,482
197,164,982					28,682,081
				Total Unrealized Appreciation	28,682,081

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra MSCI Brazil Capped
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 50.3%

REPURCHASE AGREEMENTS(a) - 50.3%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $3,159,708
(Cost $3,159,704)	3,159,704	3,159,704

Total Investments - 50.3% (Cost $3,159,704)		3,159,704
Other assets less liabilities - 49.7%		3,125,166
Net Assets - 100.0%		6,284,870

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements[a]
Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
4,687,640	11/9/2022	Bank of America NA	0.36%	iShares® MSCI Brazil Capped ETF	(574,040)
539,381	11/9/2021	Citibank NA	0.36%	iShares® MSCI Brazil Capped ETF	(115,804)
977,140	12/13/2021	Goldman Sachs International	0.43%	iShares® MSCI Brazil Capped ETF	237,552
96,737	11/9/2021	Morgan Stanley & Co. International plc	0.41%	iShares® MSCI Brazil Capped ETF	(16,981)
2,373,473	11/9/2021	Societe Generale	0.05%	iShares® MSCI Brazil Capped ETF	854,609
3,924,194	2/15/2022	UBS AG	0.10%	iShares® MSCI Brazil Capped ETF	81,688
12,598,565					467,024
				Total Unrealized Appreciation	1,173,849
				Total Unrealized Depreciation	(706,825)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI EAFE

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 52.5%

REPURCHASE AGREEMENTS(a) - 52.5%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $7,738,289
(Cost $7,738,280)	7,738,280	7,738,280

Total Investments - 52.5% (Cost $7,738,280)		7,738,280
Other assets less liabilities - 47.5%		7,003,504
Net Assets - 100.0%		14,741,784

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
9,221,044	11/9/2022	Bank of America NA	0.36%	iShares® MSCI EAFE ETF	626,636
7,613,918	11/9/2021	Citibank NA	0.46%	iShares® MSCI EAFE ETF	1,206,863
1,752,398	11/9/2021	Goldman Sachs International	0.63%	iShares® MSCI EAFE ETF	1,036,876
2,955	11/9/2021	Morgan Stanley & Co. International plc	0.56%	iShares® MSCI EAFE ETF	(42,343)
6,477,667	11/9/2021	Societe Generale	0.55%	iShares® MSCI EAFE ETF	142,118
4,485,903	2/15/2022	UBS AG	0.30%	iShares® MSCI EAFE ETF	1,008,777
29,553,885					3,978,927
				Total Unrealized Appreciation	4,021,270
				Total Unrealized Depreciation	(42,343)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 64.8%

REPURCHASE AGREEMENTS(a) - 64.8%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $34,399,989
(Cost $34,399,943)	34,399,943	34,399,943

Total Investments - 64.8% (Cost $34,399,943)		34,399,943
Other assets less liabilities - 35.2%		18,663,039
Net Assets - 100.0%		53,062,982

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
28,396,319	11/9/2021	Bank of America NA	0.31%	iShares® MSCI Emerging Markets ETF	(1,698,498)
12,785	11/9/2021	Citibank NA	0.21%	iShares® MSCI Emerging Markets ETF	(306,454)
69,038	11/9/2021	Goldman Sachs International	(0.02)%	iShares® MSCI Emerging Markets ETF	6,826
125,291	11/9/2021	Morgan Stanley & Co. International plc	0.31%	iShares® MSCI Emerging Markets ETF	(8,323)
15,767,494	11/9/2021	Societe Generale	(0.20)%	iShares® MSCI Emerging Markets ETF	5,188,513
61,427,128	11/9/2022	UBS AG	(0.10)%	iShares® MSCI Emerging Markets ETF	(2,128,018)
105,798,055					1,054,046
				Total Unrealized Appreciation	5,195,339
				Total Unrealized Depreciation	(4,141,293)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 28.0%

REPURCHASE AGREEMENTS(a) - 28.0%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $1,649,352
(Cost $1,649,350)	1,649,350	1,649,350

Total Investments - 28.0% (Cost $1,649,350)		1,649,350
Other assets less liabilities - 72.0%		4,242,137
Net Assets - 100.0%		5,891,487

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation ($)
8,906,293	11/9/2022	Bank of America NA	0.41%	iShares® MSCI Japan ETF	222,094
9,086	11/9/2022	Citibank NA	0.56%	iShares® MSCI Japan ETF	86
590,557	12/13/2021	Credit Suisse International	0.76%	iShares® MSCI Japan ETF	552,143
390,677	11/9/2021	Goldman Sachs International	0.53%	iShares® MSCI Japan ETF	341,849
215,023	2/15/2022	Morgan Stanley & Co. International plc	0.66%	iShares® MSCI Japan ETF	118,350
109,026	11/9/2021	Societe Generale	0.20%	iShares® MSCI Japan ETF	101,113
1,590,072	11/9/2021	UBS AG	0.10%	iShares® MSCI Japan ETF	1,418,441
11,810,734					2,754,076
				Total Unrealized Appreciation	2,754,076

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 78.0%

Biotechnology - 64.9%
AC Immune SA*(b)	14,178	115,267
ACADIA Pharmaceuticals, Inc.*	31,255	547,275
Acceleron Pharma, Inc.*	11,844	1,585,675
Adaptimmune Therapeutics plc, ADR*	26,630	137,677
Adicet Bio, Inc.*	6,206	51,820
Adverum Biotechnologies, Inc.*	19,108	46,432
Aeglea BioTherapeutics, Inc.*(b)	9,564	69,339
Affimed NV*	23,209	163,391
Agios Pharmaceuticals, Inc.*	12,014	536,786
Akebia Therapeutics, Inc.*(b)	31,242	91,851
Akero Therapeutics, Inc.*(b)	6,796	161,337
Akouos, Inc.*(b)	6,719	79,889
Alector, Inc.*	15,563	420,668
Alkermes plc*	31,307	978,657
Allakos, Inc.*	10,453	931,989
Allogene Therapeutics, Inc.*	27,615	658,618
Allovir, Inc.*	12,703	244,533
Alnylam Pharmaceuticals, Inc.*	22,937	4,620,200
Altimmune, Inc.*	7,484	112,185
ALX Oncology Holdings, Inc.*	7,849	549,430
Amarin Corp. plc, ADR*(b)	76,070	413,821
Amgen, Inc.	77,171	17,404,376
Amicus Therapeutics, Inc.*	51,918	591,346
AnaptysBio, Inc.*	5,342	136,809
Annexon, Inc.*	7,463	122,020
Apellis Pharmaceuticals, Inc.*	15,707	1,034,306
Applied Molecular Transport, Inc.*	7,468	224,563
Applied Therapeutics, Inc.*(b)	5,091	79,980
Aprea Therapeutics, Inc.*(b)	4,135	19,104
Arbutus Biopharma Corp.*(b)	18,806	64,505
Arcturus Therapeutics Holdings, Inc.*	5,138	281,614
Arcutis Biotherapeutics, Inc.*	9,797	207,402
Ardelyx, Inc.*	19,260	27,157
Arena Pharmaceuticals, Inc.*	11,844	626,790
Argenx SE, ADR*	5,361	1,774,598
Arrowhead Pharmaceuticals, Inc.*	20,308	1,363,073
Ascendis Pharma A/S, ADR*	10,196	1,598,019
Assembly Biosciences, Inc.*	8,773	33,337
Atara Biotherapeutics, Inc.*	16,404	245,732
Athenex, Inc.*(b)	21,329	77,851
Atreca, Inc., Class A*	5,889	34,568
Aurinia Pharmaceuticals, Inc.*(b)	25,006	407,098
Autolus Therapeutics plc, ADR*(b)	10,530	72,341
Avidity Biosciences, Inc.*	8,909	203,482
Avrobio, Inc.*	8,150	54,279
Beam Therapeutics, Inc.*	12,209	1,354,222
BeiGene Ltd., ADR*	9,788	3,017,640
BioCryst Pharmaceuticals, Inc.*	34,675	552,026
Biogen, Inc.*	29,379	9,956,837
BioMarin Pharmaceutical, Inc.*	35,656	3,002,592
BioNTech SE, ADR*	15,476	5,094,544
Black Diamond Therapeutics, Inc.*(b)	7,056	71,266
Bluebird Bio, Inc.*	13,160	240,828
Blueprint Medicines Corp.*	11,386	1,061,972
Bridgebio Pharma, Inc.*	29,131	1,459,754
Cabaletta Bio, Inc.*	4,863	49,505
Calithera Biosciences, Inc.*	14,449	35,400
Cellectis SA, ADR*(b)	3,667	52,731
ChemoCentryx, Inc.*	13,608	215,142
Chinook Therapeutics, Inc.*	8,705	118,040
Clovis Oncology, Inc.*(b)	23,100	111,342
Coherus Biosciences, Inc.*	14,792	236,376
Concert Pharmaceuticals, Inc.*	6,280	23,801
Cortexyme, Inc.*(b)	5,771	555,747
Crinetics Pharmaceuticals, Inc.*(b)	7,336	172,910
CRISPR Therapeutics AG*	14,786	1,847,511
Cytokinetics, Inc.*	15,947	525,773
CytomX Therapeutics, Inc.*	12,688	64,963
Deciphera Pharmaceuticals, Inc.*	11,309	356,234
Denali Therapeutics, Inc.*	23,647	1,258,020
Dicerna Pharmaceuticals, Inc.*	15,004	308,782
Eagle Pharmaceuticals, Inc.*	2,558	136,520
Editas Medicine, Inc.*	13,236	841,677
Eiger BioPharmaceuticals, Inc.*	6,627	53,944
Enanta Pharmaceuticals, Inc.*	3,942	225,482
Epizyme, Inc.*	19,897	102,669
Exelixis, Inc.*	61,148	1,172,207
Fate Therapeutics, Inc.*	18,350	1,344,137
FibroGen, Inc.*	17,984	209,154
Flexion Therapeutics, Inc.*(b)	9,745	58,275
Forma Therapeutics Holdings, Inc.*	9,245	222,157
Frequency Therapeutics, Inc.*(b)	6,679	51,562
Fusion Pharmaceuticals, Inc.*(b)	8,286	77,308
G1 Therapeutics, Inc.*(b)	8,209	124,120
Galapagos NV, ADR*	1,396	82,113
Gamida Cell Ltd.*(b)	11,551	52,442
Generation Bio Co.*(b)	11,050	276,250
Genmab A/S, ADR*	9,345	442,860
Geron Corp.*	62,163	90,136
Gilead Sciences, Inc.	243,063	17,690,125
Global Blood Therapeutics, Inc.*	12,149	348,555
Gossamer Bio, Inc.*(b)	14,811	147,221
Grifols SA, ADR	23,299	337,603
Halozyme Therapeutics, Inc.*(b)	27,785	1,166,692
Harpoon Therapeutics, Inc.*	6,347	60,170
Homology Medicines, Inc.*	11,139	80,089
Horizon Therapeutics plc*	43,856	4,740,395
Ideaya Biosciences, Inc.*(b)	7,585	178,248
IGM Biosciences, Inc.*	4,994	355,623
I-Mab, ADR*	6,230	441,832
Immunic, Inc.*	5,121	50,442
ImmunityBio, Inc.*(b)	74,914	852,521
ImmunoGen, Inc.*	39,012	236,023
Immunovant, Inc.*	22,434	194,278
Incyte Corp.*	42,911	3,282,262
Inovio Pharmaceuticals, Inc.*(b)	40,857	353,004
Inozyme Pharma, Inc.*	4,584	70,685
Insmed, Inc.*	22,438	629,162
Intellia Therapeutics, Inc.*	13,300	2,135,049
Intercept Pharmaceuticals, Inc.*(b)	6,466	96,408
Ionis Pharmaceuticals, Inc.*	27,505	1,093,599
Iovance Biotherapeutics, Inc.*	29,826	717,912
Ironwood Pharmaceuticals, Inc.*	31,602	413,986
iTeos Therapeutics, Inc.*	6,850	194,197
IVERIC bio, Inc.*	20,935	221,283
Jounce Therapeutics, Inc.*	9,993	62,156
Kadmon Holdings, Inc.*	33,556	183,887
KalVista Pharmaceuticals, Inc.*	4,765	97,397
Kamada Ltd.*(b)	8,733	46,984
Karuna Therapeutics, Inc.*	5,748	683,437
Karyopharm Therapeutics, Inc.*(b)	14,653	84,987
Keros Therapeutics, Inc.*(b)	4,545	152,894
Kezar Life Sciences, Inc.*	9,384	71,506

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Kiniksa Pharmaceuticals Ltd., Class A*	6,307	79,342
Kodiak Sciences, Inc.*(b)	10,003	942,083
Krystal Biotech, Inc.*	4,334	251,112
Kura Oncology, Inc.*	12,934	238,762
Larimar Therapeutics, Inc.*	3,455	49,717
Legend Biotech Corp., ADR*	4,899	187,583
Ligand Pharmaceuticals, Inc.*	3,249	429,843
MacroGenics, Inc.*	11,713	276,544
Madrigal Pharmaceuticals, Inc.*	3,238	267,945
Magenta Therapeutics, Inc.*	11,357	72,685
MannKind Corp.*(b)	48,619	233,371
MediciNova, Inc.*(b)	9,514	37,200
MeiraGTx Holdings plc*	8,641	108,099
Mersana Therapeutics, Inc.*	13,576	189,114
Mirati Therapeutics, Inc.*	10,039	1,703,919
Moderna, Inc.*	77,819	29,313,639
Myriad Genetics, Inc.*	15,036	537,988
Neoleukin Therapeutics, Inc.*(b)	8,262	67,335
Neurocrine Biosciences, Inc.*	18,448	1,756,250
NextCure, Inc.*	5,390	41,072
Nkarta, Inc.*	6,405	207,138
Novavax, Inc.*	14,458	3,448,811
Nurix Therapeutics, Inc.*	8,653	278,540
Orchard Therapeutics plc, ADR*	13,040	35,990
ORIC Pharmaceuticals, Inc.*	7,160	158,164
Ovid therapeutics, Inc.*(b)	13,232	46,709
Passage Bio, Inc.*	10,533	126,607
Poseida Therapeutics, Inc.*	12,130	104,803
Precigen, Inc.*	40,279	243,688
Precision BioSciences, Inc.*	11,215	140,973
Protagonist Therapeutics, Inc.*	8,577	415,985
Prothena Corp. plc*	8,618	578,440
PTC Therapeutics, Inc.*(b)	13,747	600,057
Puma Biotechnology, Inc.*	7,878	59,636
Radius Health, Inc.*	9,216	127,734
RAPT Therapeutics, Inc.*	5,626	183,970
Regeneron Pharmaceuticals, Inc.*	18,274	12,305,712
REGENXBIO, Inc.*	8,294	267,896
Relay Therapeutics, Inc.*	18,027	577,405
Repare Therapeutics, Inc.*	7,219	245,446
Replimune Group, Inc.*	9,095	288,857
REVOLUTION Medicines, Inc.*	14,331	416,889
Rhythm Pharmaceuticals, Inc.*	9,797	127,459
Rigel Pharmaceuticals, Inc.*(b)	33,203	126,171
Rocket Pharmaceuticals, Inc.*(b)	12,368	423,109
Rubius Therapeutics, Inc.*	17,430	378,580
Sage Therapeutics, Inc.*	11,409	527,210
Sangamo Therapeutics, Inc.*(b)	28,078	278,253
Sarepta Therapeutics, Inc.*	15,565	1,215,938
Scholar Rock Holding Corp.*(b)	6,713	265,365
Seagen, Inc.*	35,410	5,934,716
Selecta Biosciences, Inc.*	22,088	95,862
Seres Therapeutics, Inc.*	17,890	114,675
Spectrum Pharmaceuticals, Inc.*	31,515	74,060
Spero Therapeutics, Inc.*	5,789	111,438
SpringWorks Therapeutics, Inc.*	9,575	719,082
Stoke Therapeutics, Inc.*	7,162	187,501
Summit Therapeutics, Inc.*(b)	18,978	151,255
Surface Oncology, Inc.*	8,477	53,659
Sutro Biopharma, Inc.*(b)	8,997	195,415
Syndax Pharmaceuticals, Inc.*	9,413	164,633
Syros Pharmaceuticals, Inc.*	12,068	63,960
TCR2 Therapeutics, Inc.*	7,447	124,886
Translate Bio, Inc.*	14,681	549,069
Travere Therapeutics, Inc.*	11,797	257,529
Turning Point Therapeutics, Inc.*	9,592	738,776
Twist Bioscience Corp.*	9,541	1,080,137
Ultragenyx Pharmaceutical, Inc.*	13,166	1,267,754
uniQure NV*	8,982	260,478
United Therapeutics Corp.*	8,741	1,878,266
UNITY Biotechnology, Inc.*	10,704	34,253
UroGen Pharma Ltd.*	4,351	76,665
Vanda Pharmaceuticals, Inc.*	10,842	181,495
Vaxcyte, Inc.*(b)	10,028	263,034
Veracyte, Inc.*	13,120	631,203
Verastem, Inc.*	33,546	88,897
Vertex Pharmaceuticals, Inc.*	50,171	10,048,750
Vir Biotechnology, Inc.*	25,376	1,307,879
Voyager Therapeutics, Inc.*(b)	7,361	23,997
XBiotech, Inc.(b)	5,850	93,424
Xencor, Inc.*	11,359	384,729
Xenon Pharmaceuticals, Inc.*	7,994	141,094
Y-mAbs Therapeutics, Inc.*	8,501	261,661
Zai Lab Ltd., ADR*	11,981	1,731,255
Zentalis Pharmaceuticals, Inc.*	8,060	549,611
ZIOPHARM Oncology, Inc.*(b)	42,053	68,546
		204,873,555
Health Care Providers & Services - 1.0%
Castle Biosciences, Inc.*	4,891	375,287
Guardant Health, Inc.*	19,752	2,513,837
PetIQ, Inc.*(b)	5,538	143,711
		3,032,835
Life Sciences Tools & Services - 6.2%
Adaptive Biotechnologies Corp.*	27,380	994,441
Codexis, Inc.*(b)	12,586	340,074
Compugen Ltd.*(b)	16,330	114,637
Illumina, Inc.*	28,296	12,935,799
Medpace Holdings, Inc.*	7,017	1,279,550
NanoString Technologies, Inc.*	8,820	513,324
Pacific Biosciences of California, Inc.*	38,706	1,211,885
Personalis, Inc.*	8,566	181,428
Syneos Health, Inc.*	20,349	1,887,980
		19,459,118
Pharmaceuticals - 5.9%
Aerie Pharmaceuticals, Inc.*(b)	9,149	136,412
Amphastar Pharmaceuticals, Inc.*	9,296	182,759
ANI Pharmaceuticals, Inc.*(b)	2,485	75,370
Arvinas, Inc.*	9,558	823,995
AstraZeneca plc, ADR	69,600	4,056,288
Avadel Pharmaceuticals plc, ADR*(b)	11,396	94,473
Axsome Therapeutics, Inc.*(b)	7,332	188,286
BioDelivery Sciences International, Inc.*	19,232	74,236
Cara Therapeutics, Inc.*	9,764	154,076
Collegium Pharmaceutical, Inc.*	6,880	141,246
Cymabay Therapeutics, Inc.*	13,461	53,306
Endo International plc*	45,526	104,255
Esperion Therapeutics, Inc.*(b)	5,500	71,610
Fulcrum Therapeutics, Inc.*	7,669	227,769
Hutchmed China Ltd., ADR*	10,529	424,950
Innoviva, Inc.*	13,544	206,681
Intra-Cellular Therapies, Inc.*	15,844	526,021
Jazz Pharmaceuticals plc*	11,843	1,559,842
Kala Pharmaceuticals, Inc.*(b)	12,611	42,625
Kaleido Biosciences, Inc.*(b)	8,296	50,937
Marinus Pharmaceuticals, Inc.*(b)	7,148	88,349
Nektar Therapeutics*	35,576	550,717

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
NGM Biopharmaceuticals, Inc.*	15,030	328,105
Ocular Therapeutix, Inc.*	14,888	157,217
Odonate Therapeutics, Inc.*	7,512	26,067
Omeros Corp.*(b)	12,161	198,224
Osmotica Pharmaceuticals plc*(b)	12,239	43,081
Pacira BioSciences, Inc.*	8,591	509,360
Paratek Pharmaceuticals, Inc.*(b)	9,156	50,907
Phibro Animal Health Corp., Class A	3,966	96,334
Pliant Therapeutics, Inc.*	7,004	127,753
Provention Bio, Inc.*(b)	12,364	82,962
Reata Pharmaceuticals, Inc., Class A*	6,118	651,628
Redhill Biopharma Ltd., ADR*(b)	9,105	91,961
Relmada Therapeutics, Inc.*	3,280	78,425
Revance Therapeutics, Inc.*	13,956	373,742
Royalty Pharma plc, Class A	76,654	2,962,677
Sanofi, ADR	44,331	2,295,459
SIGA Technologies, Inc.*	14,843	96,925
Supernus Pharmaceuticals, Inc.*	10,346	284,825
TherapeuticsMD, Inc.*(b)	76,723	60,995
Theravance Biopharma, Inc.*	14,063	116,723
Tricida, Inc.*(b)	9,809	42,571
VYNE Therapeutics, Inc.*(b)	10,029	17,049
WaVe Life Sciences Ltd.*	9,730	61,591
Xeris Pharmaceuticals, Inc.*(b)	12,950	35,742
Zogenix, Inc.*	10,891	161,296
		18,785,822
TOTAL COMMON STOCKS (Cost $245,115,714)		246,151,330

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)

Biotechnology - 0.0%(c)
Achillion Pharmaceuticals, Inc., CVR*(d)(e)	25,307	11,641
Diversified Financial Services - 0.0%
Contra Costa County Board of Education, CVR*(b)(d)(e)	835	—
TOTAL RIGHTS (Cost $11,641)		11,641

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.7%

INVESTMENT COMPANIES - 0.7%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $2,125,043)	2,125,043	2,125,043

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 5.8%

REPURCHASE AGREEMENTS(g) - 5.8%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $18,168,396
(Cost $18,168,372)	18,168,372	18,168,372

Total Investments - 84.5% (Cost $265,420,770)		266,456,386
Other assets less liabilities - 15.5%		48,930,779
Net Assets - 100.0%		315,387,165

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $82,117,168.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $3,985,001, collateralized in the form of cash with a value of $2,125,043 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $1,965,834 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $4,090,877.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of August 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2021 amounted to $11,641, which represents approximately 0.00% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $2,125,043.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
CVR	Contingent Value Rights - No defined expiration

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreements

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
39,374,526	1/6/2022	Bank of America NA	0.21%	NASDAQ Biotechnology Index®	4,667,383
88,123,430	12/6/2021	Citibank NA	0.21%	NASDAQ Biotechnology Index®	5,552,735
83,615,386	1/6/2022	Goldman Sachs International	0.58%	NASDAQ Biotechnology Index®	7,692,995
11,385,083	11/7/2022	Morgan Stanley & Co. International plc	0.51%	NASDAQ Biotechnology Index®	1,179,601
65,620,645	11/7/2022	Societe Generale	0.40%	NASDAQ Biotechnology Index®	5,352,517
95,337,370	11/8/2021	UBS AG	0.10%	NASDAQ Biotechnology Index®	19,935,219
383,456,440					44,380,450
				Total Unrealized Appreciation	44,380,450

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Cloud Computing

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 44.6%

Communications Equipment - 2.7%
Arista Networks, Inc.*	105	38,801
Cisco Systems, Inc.	450	26,559
		65,360
Diversified Telecommunication Services - 1.1%
Lumen Technologies, Inc.	2,151	26,457

Health Care Technology - 0.4%
Tabula Rasa HealthCare, Inc.*	138	4,321
Veeva Systems, Inc., Class A*	20	6,639
		10,960
Interactive Media & Services - 1.8%
Alphabet, Inc., Class A*	15	43,409

Internet & Direct Marketing Retail - 2.7%
Alibaba Group Holding Ltd., ADR*	167	27,887
Amazon.com, Inc.*	11	38,179
		66,066
IT Services - 8.4%
Akamai Technologies, Inc.*	208	23,556
Fastly, Inc., Class A*	378	16,481
International Business Machines Corp.	166	23,296
Kingsoft Cloud Holdings Ltd., ADR*	914	29,422
MongoDB, Inc.*	102	39,966
Rackspace Technology, Inc.*	1,770	24,727
Shopify, Inc., Class A*	14	21,347
Snowflake, Inc., Class A*	25	7,609
Twilio, Inc., Class A*	53	18,919
		205,323
Software - 24.5%
Adobe, Inc.*	35	23,229
Anaplan, Inc.*	116	6,958
Appfolio, Inc., Class A*	44	5,196
Appian Corp.*	132	14,150
Asana, Inc., Class A*	162	12,239
Atlassian Corp. plc, Class A*	77	28,264
Avalara, Inc.*	45	8,086
Blackline, Inc.*	57	6,219
Box, Inc., Class A*	255	6,574
Citrix Systems, Inc.	207	21,294
Cloudflare, Inc., Class A*	73	8,814
Coupa Software, Inc.*	25	6,120
Crowdstrike Holdings, Inc., Class A*	27	7,587
Datadog, Inc., Class A*	65	8,957
DocuSign, Inc.*	30	8,887
Domo, Inc., Class B*	179	16,021
Dropbox, Inc., Class A*	218	6,913
Elastic NV*	50	7,978
Everbridge, Inc.*	51	8,005
Five9, Inc.*	101	15,981
HubSpot, Inc.*	35	23,956
Intuit, Inc.	14	7,926
Microsoft Corp.	143	43,169
MicroStrategy, Inc., Class A*	38	26,383
Mimecast Ltd.*	119	8,307
Momentive Global, Inc.*	306	6,001
Open Text Corp.	127	6,963
Oracle Corp.	454	40,465
Palo Alto Networks, Inc.*	16	7,377
Paycom Software, Inc.*	18	8,800
Paylocity Holding Corp.*	35	9,422
Q2 Holdings, Inc.*	63	5,550
Qualys, Inc.*	62	7,278
salesforce.com, Inc.*	75	19,895
SAP SE, ADR	85	12,762
ServiceNow, Inc.*	38	24,458
Smartsheet, Inc., Class A*	101	8,037
Splunk, Inc.*	147	22,472
Sprout Social, Inc., Class A*	86	10,458
VMware, Inc., Class A*	226	33,645
Workday, Inc., Class A*	26	7,102
Workiva, Inc.*	63	8,837
Zendesk, Inc.*	44	5,438
Zoom Video Communications, Inc., Class A*	18	5,211
Zscaler, Inc.*	31	8,629
		596,013
Technology Hardware, Storage & Peripherals - 3.0%
Hewlett Packard Enterprise Co.	1,865	28,833
NetApp, Inc.	231	20,543
Pure Storage, Inc., Class A*	937	24,203
		73,579
TOTAL COMMON STOCKS (Cost $988,279)		1,087,167

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 13.7%

REPURCHASE AGREEMENTS(a) - 13.7%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $332,600
(Cost $332,600)	332,600	332,600

Total Investments - 58.3% (Cost $1,320,879)		1,419,767
Other assets less liabilities - 41.7%		1,013,676
Net Assets - 100.0%		2,433,443

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Nasdaq Cloud Computing

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreements

Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
1,716,304	11/7/2022	Bank of America NA	0.16%	ISE Cloud Computing Index	366,950
1,511,409	11/7/2022	Goldman Sachs International	0.58%	ISE Cloud Computing Index	67,156
552,014	11/7/2022	UBS AG	0.65%	ISE Cloud Computing Index	11,463
3,779,727					445,569
				Total Unrealized Appreciation	445,569

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Cybersecurity

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 5.5%

First Trust NASDAQ Cybersecurity ETF
(Cost $181,513)	4,002	206,304

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 56.1%

REPURCHASE AGREEMENTS(a) - 56.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,103,064
(Cost $2,103,061)	2,103,061	2,103,061

Total Investments - 61.6% (Cost $2,284,574)		2,309,365
Other assets less liabilities - 38.4%		1,437,872
Net Assets - 100.0%		3,747,237

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
4,341,830	11/7/2022	Bank of America NA	0.31%	First Trust Nasdaq Cybersecurity ETF	402,902
1,817,616	11/7/2022	Goldman Sachs International	0.48%	First Trust Nasdaq Cybersecurity ETF	307,288
1,131,466	11/7/2022	UBS AG	0.60%	First Trust Nasdaq Cybersecurity ETF	40,912
7,290,912					751,102
				Total Unrealized Appreciation	751,102

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.8%

Electric Utilities - 0.6%
OGE Energy Corp.	27,414	970,730

Energy Equipment & Services - 6.5%
Baker Hughes Co.	99,621	2,269,367
Halliburton Co.	121,850	2,434,563
NOV, Inc.*	53,500	704,595
Schlumberger NV	191,506	5,369,828
TechnipFMC plc*	58,019	384,666
		11,163,019
Oil, Gas & Consumable Fuels - 73.1%
APA Corp.	51,764	1,008,363
Cabot Oil & Gas Corp.	54,735	869,739
Cheniere Energy, Inc.*	31,598	2,763,561
Chevron Corp.	264,696	25,614,632
Cimarex Energy Co.	14,082	904,346
ConocoPhillips	184,806	10,262,277
Continental Resources, Inc.	8,557	336,119
Devon Energy Corp.	81,578	2,410,630
Diamondback Energy, Inc.	24,788	1,912,146
DT Midstream, Inc.*	13,266	616,471
EOG Resources, Inc.	79,926	5,396,604
EQT Corp.*	38,225	700,664
Equitrans Midstream Corp.	55,679	486,078
Exxon Mobil Corp.	579,795	31,610,423
Hess Corp.	37,592	2,584,450
HollyFrontier Corp.	20,467	661,698
Kinder Morgan, Inc.	266,721	4,339,551
Marathon Oil Corp.	107,939	1,268,283
Marathon Petroleum Corp.	87,247	5,171,130
Occidental Petroleum Corp.	115,051	2,955,660
ONEOK, Inc.	61,018	3,204,665
Ovintiv, Inc.	35,751	974,572
Phillips 66	59,966	4,262,983
Pioneer Natural Resources Co.	31,740	4,750,526
Targa Resources Corp.	31,315	1,375,355
Texas Pacific Land Corp.	1,062	1,444,044
Valero Energy Corp.	55,980	3,712,034
Williams Cos., Inc. (The)	166,331	4,106,712
		125,703,716
Semiconductors & Semiconductor Equipment - 0.6%
First Solar, Inc.*	11,648	1,094,912

TOTAL COMMON STOCKS (Cost $130,542,110)		138,932,377

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.3%

REPURCHASE AGREEMENTS(b) - 3.3%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $5,703,289
(Cost $5,703,281)	5,703,281	5,703,281

Total Investments - 84.1% (Cost $136,245,391)		144,635,658
Other assets less liabilities - 15.9%		27,439,748
Net Assets - 100.0%		172,075,406

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $57,460,123.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Oil & Gas

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreements

Ultra Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
8,585,668	1/6/2022	Bank of America NA	0.06%	iShares® U.S. Energy ETF	2,939,662
10,137,391	1/6/2022	Bank of America NA	0.36%	Dow Jones U.S. Oil & GasSM Index	7,017,087
38,215,547	12/6/2021	Citibank NA	0.36%	Dow Jones U.S. Oil & GasSM Index	3,098,514
21,052,038	11/7/2022	Goldman Sachs International	0.11%	iShares® U.S. Energy ETF	(2,932,604)
37,595,153	11/7/2022	Goldman Sachs International	0.58%	Dow Jones U.S. Oil & GasSM Index	(5,616,481)
7,042,879	11/7/2022	Morgan Stanley & Co. International plc	0.21%	iShares® U.S. Energy ETF	524,606
12,444,067	11/7/2022	Morgan Stanley & Co. International plc	(0.10)%	Dow Jones U.S. Oil & GasSM Index	140,197
29,483,391	11/7/2022	Societe Generale	0.60%	Dow Jones U.S. Oil & GasSM Index	8,238,788
40,940,778	11/8/2021	UBS AG	0.10%	Dow Jones U.S. Oil & GasSM Index	12,116,700
205,496,912					25,526,469
				Total Unrealized Appreciation	34,075,554
				Total Unrealized Depreciation	(8,549,085)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 75.5%

Automobiles - 2.9%
Tesla, Inc.*	221,240	162,770,693

Beverages - 1.6%
Keurig Dr Pepper, Inc.	400,264	14,277,417
Monster Beverage Corp.*	149,259	14,563,201
PepsiCo, Inc.	390,165	61,017,904
		89,858,522
Biotechnology - 3.0%
Amgen, Inc.	162,251	36,592,468
Biogen, Inc.*	42,512	14,407,742
Gilead Sciences, Inc.	354,198	25,778,530
Incyte Corp.*	62,118	4,751,406
Moderna, Inc.*	113,395	42,714,763
Regeneron Pharmaceuticals, Inc.*	29,567	19,910,418
Seagen, Inc.*	51,270	8,592,852
Vertex Pharmaceuticals, Inc.*	73,100	14,641,199
		167,389,378
Commercial Services & Supplies - 0.4%
Cintas Corp.	29,667	11,741,309
Copart, Inc.*	66,808	9,641,730
		21,383,039
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,189,978	70,232,502
Electric Utilities - 0.7%
American Electric Power Co., Inc.	141,132	12,641,193
Exelon Corp.	275,839	13,521,628
Xcel Energy, Inc.	151,986	10,449,037
		36,611,858
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	39,597	7,943,554
Entertainment - 2.0%
Activision Blizzard, Inc.	219,374	18,069,836
Electronic Arts, Inc.	80,822	11,736,163
NetEase, Inc., ADR	85,089	8,289,370
Netflix, Inc.*	125,215	71,271,126
		109,366,495
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	124,972	56,923,497
Walgreens Boots Alliance, Inc.	244,103	12,388,227
		69,311,724
Food Products - 0.7%
Kraft Heinz Co. (The)	345,416	12,431,522
Mondelez International, Inc., Class A	396,689	24,622,486
		37,054,008
Health Care Equipment & Supplies - 1.5%
Align Technology, Inc.*	22,356	15,850,404
Dexcom, Inc.*	27,313	14,460,049
IDEXX Laboratories, Inc.*	24,078	16,222,793
Intuitive Surgical, Inc.*	33,443	35,234,207
		81,767,453
Health Care Technology - 0.1%
Cerner Corp.	85,091	6,496,698
Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc.*	11,590	26,653,175
Marriott International, Inc., Class A*	91,963	12,427,880
Starbucks Corp.	332,744	39,094,092
Trip.com Group Ltd., ADR*	148,777	4,536,211
		82,711,358
Industrial Conglomerates - 0.8%
Honeywell International, Inc.	196,138	45,486,364
Interactive Media & Services - 9.5%
Alphabet, Inc., Class A*	55,808	161,505,562
Alphabet, Inc., Class C*	60,054	174,711,499
Baidu, Inc., ADR*	73,167	11,488,682
Facebook, Inc., Class A*	444,648	168,690,558
Match Group, Inc.*	76,326	10,490,246
		526,886,547
Internet & Direct Marketing Retail - 7.1%
Amazon.com, Inc.*	93,589	324,827,765
eBay, Inc.	192,391	14,764,085
JD.com, Inc., ADR*	227,571	17,877,978
MercadoLibre, Inc.*	14,081	26,295,563
Pinduoduo, Inc., ADR*	106,831	10,685,237
		394,450,628
IT Services - 3.3%
Automatic Data Processing, Inc.	120,164	25,119,082
Cognizant Technology Solutions Corp., Class A	148,938	11,365,459
Fiserv, Inc.*	188,298	22,179,621
Okta, Inc.*	35,311	9,307,979
Paychex, Inc.	101,763	11,648,811
PayPal Holdings, Inc.*	331,736	95,758,914
VeriSign, Inc.*	31,814	6,880,096
		182,259,962
Leisure Products - 0.1%
Peloton Interactive, Inc., Class A*	75,893	7,603,720

Life Sciences Tools & Services - 0.3%
Illumina, Inc.*	41,228	18,847,792
Machinery - 0.1%
PACCAR, Inc.	98,040	8,026,535
Media - 2.5%
Charter Communications, Inc., Class A*(b)	53,291	43,520,628
Comcast Corp., Class A	1,294,744	78,565,066
Fox Corp., Class A	92,326	3,456,685
Fox Corp., Class B	71,525	2,476,911
Sirius XM Holdings, Inc.(b)	1,155,218	7,243,217
		135,262,507
Multiline Retail - 0.1%
Dollar Tree, Inc.*	65,504	5,930,732
Professional Services - 0.2%
Verisk Analytics, Inc.	45,778	9,236,169
Road & Rail - 0.4%
CSX Corp.	641,657	20,873,102
Semiconductors & Semiconductor Equipment - 11.0%
Advanced Micro Devices, Inc.*	343,239	38,003,422
Analog Devices, Inc.	104,160	16,972,872
Applied Materials, Inc.	258,071	34,873,134

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
ASML Holding NV, NYRS	22,438	18,691,751
Broadcom, Inc.	115,299	57,327,816
Intel Corp.	1,140,312	61,645,267
KLA Corp.	43,284	14,714,829
Lam Research Corp.	40,273	24,357,916
Marvell Technology, Inc.	231,393	14,158,938
Microchip Technology, Inc.	77,241	12,154,644
Micron Technology, Inc.*	316,687	23,339,832
NVIDIA Corp.	703,858	157,558,613
NXP Semiconductors NV	77,867	16,751,528
QUALCOMM, Inc.	318,538	46,726,339
Skyworks Solutions, Inc.	46,617	8,552,355
Texas Instruments, Inc.	260,798	49,788,946
Xilinx, Inc.*	69,428	10,802,302
		606,420,504
Software - 12.7%
Adobe, Inc.*	134,990	89,592,863
ANSYS, Inc.*	24,611	8,991,875
Atlassian Corp. plc, Class A*	38,201	14,022,059
Autodesk, Inc.*	62,149	19,271,783
Cadence Design Systems, Inc.*	78,590	12,847,893
Check Point Software Technologies Ltd.*	38,203	4,799,443
Crowdstrike Holdings, Inc., Class A*	56,242	15,804,002
DocuSign, Inc.*	54,946	16,277,203
Intuit, Inc.	77,165	43,683,878
Microsoft Corp.	1,397,685	421,933,148
Splunk, Inc.*	46,284	7,075,435
Synopsys, Inc.*	43,087	14,315,225
Workday, Inc., Class A*	53,373	14,579,369
Zoom Video Communications, Inc., Class A*	66,743	19,322,099
		702,516,275
Specialty Retail - 0.4%
O'Reilly Automotive, Inc.*	19,698	11,702,188
Ross Stores, Inc.	100,696	11,922,406
		23,624,594
Technology Hardware, Storage & Peripherals - 8.5%
Apple, Inc.	3,096,838	470,192,914

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	35,331	14,138,406

Trading Companies & Distributors - 0.2%
Fastenal Co.	162,225	9,060,266

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc.*	352,106	48,245,564

TOTAL COMMON STOCKS (Cost $3,846,433,645)		4,171,959,863

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(d)

INVESTMENT COMPANIES - 0.0%(d)
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $1,340,034)	1,340,034	1,340,034

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.9%

REPURCHASE AGREEMENTS(e) - 1.9%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $102,987,489
(Cost $102,987,352)	102,987,352	102,987,352

Total Investments - 77.4% (Cost $3,950,761,031)		4,276,287,249
Other assets less liabilities - 22.6%		1,250,260,175
Net Assets - 100.0%		5,526,547,424

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $617,647,216.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $6,831,054, collateralized in the form of cash with a value of $1,340,034 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,696,025 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $7,036,059.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $1,340,034.
(d)	Represents less than 0.05% of net assets.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Purchased

Ultra QQQ had the following open long futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	1,447	9/17/2021	USD	$450,957,550	$27,117,444

Swap Agreements

Ultra QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
298,919,289	11/8/2021	Bank of America NA	0.66%	NASDAQ-100 Index®	69,037,615
457,440,164	11/8/2021	BNP Paribas SA	0.71%	NASDAQ-100 Index®	130,068,013
603,495,030	12/6/2021	Citibank NA	0.55%	NASDAQ-100 Index®	73,912,054
609,073,568	11/8/2021	Credit Suisse International	0.66%	NASDAQ-100 Index®	156,378,866
521,998,503	12/6/2021	Goldman Sachs International	0.63%	NASDAQ-100 Index®	142,350,381
944,500,627	11/8/2021	Goldman Sachs International	0.43%	PowerShares QQQ TrustSM, Series 1	95,369,779
250,707,003	11/8/2021	J.P. Morgan Securities	0.46%	NASDAQ-100 Index®	67,179,387
316,293,788	11/7/2022	Morgan Stanley & Co. International plc	0.66%	NASDAQ-100 Index®	24,810,664
478,009,500	11/7/2022	Morgan Stanley & Co. International plc	0.56%	PowerShares QQQ TrustSM, Series 1	73,272,915
1,109,318,887	11/7/2022	Societe Generale	0.85%	NASDAQ-100 Index®	113,347,692
840,395,929	12/6/2021	UBS AG	0.90%	NASDAQ-100 Index®	241,824,242
6,430,152,288					1,187,551,608
				Total Unrealized Appreciation	1,187,551,608

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 67.5%

Equity Real Estate Investment Trusts (REITs) - 61.7%
Alexandria Real Estate Equities, Inc.	8,615	1,777,878
American Campus Communities, Inc.	8,658	440,259
American Homes 4 Rent, Class A	17,196	721,200
American Tower Corp.	28,553	8,342,330
Americold Realty Trust	15,860	582,696
Apartment Income REIT Corp.	9,850	500,577
Apartment Investment and Management Co., Class A	9,424	67,664
AvalonBay Communities, Inc.	8,768	2,012,957
Boston Properties, Inc.	8,918	1,007,645
Brixmor Property Group, Inc.	18,647	437,272
Camden Property Trust	6,134	920,345
CoreSite Realty Corp.	2,699	400,451
Corporate Office Properties Trust	7,053	198,754
Cousins Properties, Inc.	9,336	359,996
Crown Castle International Corp.	27,139	5,283,692
CubeSmart	12,654	676,989
CyrusOne, Inc.	7,694	592,284
Digital Realty Trust, Inc.	17,683	2,898,421
Douglas Emmett, Inc.	10,358	341,918
Duke Realty Corp.	23,547	1,236,453
EastGroup Properties, Inc.	2,514	453,174
Equinix, Inc.	5,626	4,745,250
Equity Commonwealth	7,655	201,633
Equity LifeStyle Properties, Inc.	10,647	905,740
Equity Residential	21,607	1,816,501
Essex Property Trust, Inc.	4,082	1,350,081
Extra Space Storage, Inc.	8,397	1,569,483
Federal Realty Investment Trust	4,444	541,146
First Industrial Realty Trust, Inc.	8,110	454,079
Gaming and Leisure Properties, Inc.	13,743	677,530
Healthcare Realty Trust, Inc.	8,896	267,147
Healthcare Trust of America, Inc., Class A	13,743	416,825
Healthpeak Properties, Inc.	33,843	1,218,348
Highwoods Properties, Inc.	6,536	298,630
Host Hotels & Resorts, Inc.*	44,339	734,254
Hudson Pacific Properties, Inc.	9,479	250,056
Invitation Homes, Inc.	35,646	1,467,902
Iron Mountain, Inc.	18,132	865,803
JBG SMITH Properties	6,935	208,952
Kilroy Realty Corp.	6,654	436,835
Kimco Realty Corp.	37,642	820,219
Lamar Advertising Co., Class A	5,444	619,691
Lexington Realty Trust	17,434	235,882
Life Storage, Inc.	4,828	600,796
Medical Properties Trust, Inc.	36,936	756,449
Mid-America Apartment Communities, Inc.	7,190	1,383,140
National Health Investors, Inc.	2,881	172,341
National Retail Properties, Inc.	11,027	524,995
Omega Healthcare Investors, Inc.	14,781	495,607
Physicians Realty Trust	13,530	250,440
PotlatchDeltic Corp.	4,211	218,761
Prologis, Inc.	46,456	6,255,765
PS Business Parks, Inc.	1,262	198,424
Public Storage	9,560	3,093,712
Rayonier, Inc.	8,732	321,163
Realty Income Corp.	23,460	1,694,281
Regency Centers Corp.	9,921	680,779
Rexford Industrial Realty, Inc.	8,420	521,451
Sabra Health Care REIT, Inc.	13,559	216,944
SBA Communications Corp.	6,867	2,465,047
Simon Property Group, Inc.	20,631	2,773,838
SL Green Realty Corp.	4,356	305,268
Spirit Realty Capital, Inc.	7,221	373,831
STORE Capital Corp.	15,286	551,366
Sun Communities, Inc.	7,024	1,415,266
UDR, Inc.	18,641	1,006,987
Ventas, Inc.	23,558	1,317,835
VEREIT, Inc.	14,389	727,076
VICI Properties, Inc.	33,725	1,042,440
Vornado Realty Trust	9,859	412,895
Welltower, Inc.	26,219	2,294,949
Weyerhaeuser Co.	47,066	1,694,376
WP Carey, Inc.	11,175	872,991
		83,994,155
Mortgage Real Estate Investment Trusts (REITs) - 1.8%
AGNC Investment Corp.	32,961	537,594
Annaly Capital Management, Inc.	87,820	763,156
Blackstone Mortgage Trust, Inc., Class A	9,235	303,000
New Residential Investment Corp.	29,302	319,978
Starwood Property Trust, Inc.	18,023	464,993
		2,388,721
Professional Services - 1.5%
CoStar Group, Inc.*	24,814	2,102,738

Real Estate Management & Development - 2.5%
CBRE Group, Inc., Class A*	21,078	2,029,811
Howard Hughes Corp. (The)*	2,837	256,834
Jones Lang LaSalle, Inc.*	3,221	780,867
Opendoor Technologies, Inc.*	21,404	379,493
		3,447,005
TOTAL COMMON STOCKS (Cost $85,445,904)		91,932,619

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 7.7%

REPURCHASE AGREEMENTS(b) - 7.7%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $10,546,779
(Cost $10,546,766)	10,546,766	10,546,766
Total Investments - 75.2% (Cost $95,992,670)		102,479,385
Other assets less liabilities - 24.8%		33,757,032
Net Assets - 100.0%		136,236,417

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $26,071,322.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
17,512,889	11/8/2021	Bank of America NA	0.31%	iShares® U.S. Real Estate ETF	4,794,648
17,972,476	1/6/2022	Bank of America NA	1.01%	Dow Jones U.S. Real EstateSM Index	4,394,241
51,317,546	1/6/2022	BNP Paribas SA	0.66%	Dow Jones U.S. Real EstateSM Index	7,271,107
8,469,148	11/7/2022	Citibank NA	0.76%	Dow Jones U.S. Real EstateSM Index	1,426,548
8,197,443	1/6/2022	Goldman Sachs International	0.58%	Dow Jones U.S. Real EstateSM Index	1,350,624
27,865,424	1/6/2022	Goldman Sachs International	0.11%	iShares® U.S. Real Estate ETF	4,563,426
216,940	11/7/2022	Morgan Stanley & Co. International plc	0.12%	Dow Jones U.S. Real EstateSM Index	54,435
362,157	11/7/2022	Morgan Stanley & Co. International plc	0.11%	iShares® U.S. Real Estate ETF	89,478
46,524,489	11/7/2022	Societe Generale	0.75%	Dow Jones U.S. Real EstateSM Index	10,314,116
1,980,904	11/8/2021	UBS AG	0.45%	Dow Jones U.S. Real EstateSM Index	(4,669,605)
180,419,416					29,589,018
				Total Unrealized Appreciation	34,258,623
				Total Unrealized Depreciation	(4,669,605)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 49.1%

Aerospace & Defense - 0.3%
AAR Corp.*	1,596	54,025
Aerojet Rocketdyne Holdings, Inc.	3,511	145,777
AeroVironment, Inc.*	1,057	108,194
AerSale Corp.*(b)	417	5,642
Astronics Corp.*	1,120	14,963
Byrna Technologies, Inc.*(b)	496	14,523
Ducommun, Inc.*	514	27,088
Kaman Corp.	1,297	50,687
Kratos Defense & Security Solutions, Inc.*	5,748	142,090
Maxar Technologies, Inc.	3,357	106,719
Moog, Inc., Class A	1,356	107,721
National Presto Industries, Inc.	237	19,799
PAE, Inc.*	3,253	21,762
Park Aerospace Corp.	917	13,370
Parsons Corp.*(b)	1,232	43,650
Triumph Group, Inc.*	2,412	44,525
Vectrus, Inc.*	538	27,067
		947,602
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*	2,761	75,624
Atlas Air Worldwide Holdings, Inc.*	1,352	98,926
Echo Global Logistics, Inc.*	1,233	40,541
Forward Air Corp.	1,269	111,887
Hub Group, Inc., Class A*	1,549	108,740
Radiant Logistics, Inc.*	1,841	12,611
		448,329
Airlines - 0.2%
Allegiant Travel Co.*	716	137,787
Frontier Group Holdings, Inc.*	1,630	24,988
Hawaiian Holdings, Inc.*	2,364	47,800
Mesa Air Group, Inc.*	1,608	12,832
SkyWest, Inc.*	2,328	108,601
Spirit Airlines, Inc.*	4,599	112,814
Sun Country Airlines Holdings, Inc.*	813	26,333
		471,155
Auto Components - 0.6%
Adient plc*	4,438	174,591
American Axle & Manufacturing Holdings, Inc.*	5,279	46,825
Cooper-Standard Holdings, Inc.*	786	18,298
Dana, Inc.	6,806	158,308
Dorman Products, Inc.*	1,252	117,513
Fox Factory Holding Corp.*	1,978	303,959
Gentherm, Inc.*	1,559	133,793
Goodyear Tire & Rubber Co. (The)*	12,942	205,001
LCI Industries	1,162	164,609
Modine Manufacturing Co.*	2,342	29,134
Motorcar Parts of America, Inc.*	876	17,362
Patrick Industries, Inc.	1,066	86,996
Standard Motor Products, Inc.	976	41,861
Stoneridge, Inc.*	1,217	28,356
Tenneco, Inc., Class A*	3,308	51,605
Visteon Corp.*	1,304	137,807
XL Fleet Corp.*(b)	1,795	12,206
XPEL, Inc.*(c)	840	63,823
		1,792,047
Automobiles - 0.1%
Arcimoto, Inc.*(b)	1,281	15,910
Canoo, Inc.*(b)	3,738	26,951
Fisker, Inc.*(b)	7,438	103,760
Lordstown Motors Corp.*(b)	5,248	34,532
Winnebago Industries, Inc.	1,516	105,544
Workhorse Group, Inc.*(b)	5,788	56,780
		343,477
Banks - 3.9%
1st Source Corp.	803	37,741
Allegiance Bancshares, Inc.	892	33,156
Altabancorp	845	35,084
Amalgamated Financial Corp.	635	9,874
Amerant Bancorp, Inc.*	981	26,065
American National Bankshares, Inc.	497	16,987
Ameris Bancorp	3,114	153,333
Arrow Financial Corp.	624	22,994
Associated Banc-Corp.	7,089	146,175
Atlantic Capital Bancshares, Inc.*	915	22,170
Atlantic Union Bankshares Corp.	3,691	136,567
Banc of California, Inc.	2,116	38,025
BancFirst Corp.	808	45,700
Bancorp, Inc. (The)*	2,453	60,491
BancorpSouth Bank	4,774	140,021
Bank First Corp.(b)	319	22,649
Bank of Marin Bancorp	751	27,186
Bank of NT Butterfield & Son Ltd. (The)	2,352	78,345
BankUnited, Inc.	4,360	183,251
Banner Corp.	1,621	92,721
Bar Harbor Bankshares	691	18,933
Berkshire Hills Bancorp, Inc.	2,385	61,128
Blue Ridge Bankshares, Inc.(b)	813	14,431
Brookline Bancorp, Inc.	3,597	53,847
Bryn Mawr Bank Corp.	922	37,618
Business First Bancshares, Inc.	908	21,719
Byline Bancorp, Inc.	1,197	29,446
Cadence Bancorp	5,765	124,005
Cambridge Bancorp	321	27,523
Camden National Corp.	689	32,156
Capital Bancorp, Inc.	369	8,753
Capital City Bank Group, Inc.	627	14,540
Capstar Financial Holdings, Inc.	959	20,177
Carter Bankshares, Inc.*	1,215	14,811
Cathay General Bancorp	3,583	142,532
CBTX, Inc.	863	23,491
Central Pacific Financial Corp.	1,297	32,827
Century Bancorp, Inc., Class A	120	13,720
CIT Group, Inc.	4,649	257,648
Citizens & Northern Corp.	723	18,140
City Holding Co.	719	56,010
Civista Bancshares, Inc.	724	17,028
CNB Financial Corp.	757	18,607
Coastal Financial Corp.*	443	13,011
Columbia Banking System, Inc.	3,366	122,388
Community Bank System, Inc.	2,510	185,740
Community Trust Bancorp, Inc.	724	30,162
ConnectOne Bancorp, Inc.	1,747	49,982
CrossFirst Bankshares, Inc.*	2,211	29,229
Customers Bancorp, Inc.*	1,398	57,891
CVB Financial Corp.	6,053	123,239
Dime Community Bancshares, Inc.	1,648	54,384
Eagle Bancorp, Inc.	1,481	85,454
Eastern Bankshares, Inc.	8,043	159,091

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Enterprise Bancorp, Inc.	430	14,512
Enterprise Financial Services Corp.	1,676	75,269
Equity Bancshares, Inc., Class A*	631	20,242
Farmers National Banc Corp.	1,219	19,016
FB Financial Corp.	1,559	64,215
Fidelity D&D Bancorp, Inc.(b)	184	9,927
Financial Institutions, Inc.	731	23,217
First Bancorp, Inc. (The)	481	14,281
First Bancorp/NC	1,314	54,873
First Bancorp/PR	10,088	128,420
First Bancshares, Inc. (The)	952	38,575
First Bank	726	9,670
First Busey Corp.	2,381	56,430
First Commonwealth Financial Corp.	4,470	60,434
First Community Bankshares, Inc.	808	25,242
First Financial Bancorp	4,508	105,983
First Financial Bankshares, Inc.	6,082	289,625
First Financial Corp.	566	22,883
First Foundation, Inc.	1,860	44,696
First Internet Bancorp	432	12,839
First Interstate BancSystem, Inc., Class A	1,914	84,331
First Merchants Corp.	2,533	104,233
First Mid Bancshares, Inc.	775	31,697
First Midwest Bancorp, Inc.	5,333	99,887
First of Long Island Corp. (The)	1,070	22,684
Five Star Bancorp	248	5,922
Flushing Financial Corp.	1,380	31,643
Fulton Financial Corp.	7,440	117,924
German American Bancorp, Inc.	1,157	43,226
Glacier Bancorp, Inc.	4,492	239,244
Great Southern Bancorp, Inc.	496	27,017
Great Western Bancorp, Inc.	2,596	80,372
Guaranty Bancshares, Inc.	367	12,595
Hancock Whitney Corp.	4,050	186,138
Hanmi Financial Corp.	1,427	27,513
HarborOne Bancorp, Inc.	2,361	33,361
HBT Financial, Inc.	450	7,357
Heartland Financial USA, Inc.	1,890	88,887
Heritage Commerce Corp.	2,736	30,835
Heritage Financial Corp.	1,662	42,298
Hilltop Holdings, Inc.	3,021	101,113
Home BancShares, Inc.	7,136	158,062
HomeTrust Bancshares, Inc.	712	19,808
Hope Bancorp, Inc.	5,567	76,769
Horizon Bancorp, Inc.	2,006	35,807
Howard Bancorp, Inc.*	619	12,318
Independent Bank Corp.	1,547	118,655
Independent Bank Corp./MI	975	20,417
Independent Bank Group, Inc.	2,385	167,976
International Bancshares Corp.	2,516	105,370
Investors Bancorp, Inc.	10,718	153,375
Lakeland Bancorp, Inc.	2,289	38,638
Lakeland Financial Corp.	1,144	75,973
Live Oak Bancshares, Inc.	1,474	90,224
Macatawa Bank Corp.	1,229	10,090
Mercantile Bank Corp.	739	23,057
Metrocity Bankshares, Inc.	890	18,432
Metropolitan Bank Holding Corp.*	364	28,501
Mid Penn Bancorp, Inc.	466	12,391
Midland States Bancorp, Inc.	1,017	25,730
MidWestOne Financial Group, Inc.	674	19,789
MVB Financial Corp.	466	18,426
National Bank Holdings Corp., Class A	1,384	51,900
NBT Bancorp, Inc.	1,974	70,788
Nicolet Bankshares, Inc.*	420	32,092
Northrim Bancorp, Inc.	279	11,710
OceanFirst Financial Corp.	2,768	58,848
OFG Bancorp	2,376	56,573
Old National Bancorp	7,734	128,848
Old Second Bancorp, Inc.	1,303	15,323
Origin Bancorp, Inc.	1,036	42,631
Orrstown Financial Services, Inc.	516	12,312
Pacific Premier Bancorp, Inc.	4,394	175,584
Park National Corp.(b)	668	78,316
Peapack-Gladstone Financial Corp.	864	28,780
Peoples Bancorp, Inc.	844	26,367
Peoples Financial Services Corp.	323	14,887
Preferred Bank	646	41,273
Premier Financial Bancorp, Inc.	591	10,644
Primis Financial Corp.	1,127	16,894
QCR Holdings, Inc.	720	37,404
RBB Bancorp	668	17,194
Red River Bancshares, Inc.	217	10,885
Reliant Bancorp, Inc.	715	20,735
Renasant Corp.	2,586	90,769
Republic Bancorp, Inc., Class A	451	22,609
Republic First Bancorp, Inc.*	2,095	6,997
S&T Bancorp, Inc.	1,817	54,147
Sandy Spring Bancorp, Inc.	2,169	94,503
Seacoast Banking Corp. of Florida	2,558	81,703
ServisFirst Bancshares, Inc.	2,338	171,656
Sierra Bancorp	662	16,828
Silvergate Capital Corp., Class A*	1,067	120,550
Simmons First National Corp., Class A	5,025	145,976
SmartFinancial, Inc.	649	16,212
South Plains Financial, Inc.	499	11,577
South State Corp.	3,315	227,343
Southern First Bancshares, Inc.*	349	17,792
Southside Bancshares, Inc.	1,461	55,065
Spirit of Texas Bancshares, Inc.	601	14,214
Stock Yards Bancorp, Inc.	966	49,826
Summit Financial Group, Inc.	529	12,664
Texas Capital Bancshares, Inc.*	2,375	161,476
Tompkins Financial Corp.	668	53,166
Towne Bank	3,146	95,859
TriCo Bancshares	1,293	51,138
TriState Capital Holdings, Inc.*	1,356	27,405
Triumph Bancorp, Inc.*	1,106	90,935
Trustmark Corp.	2,959	93,564
UMB Financial Corp.	2,053	188,014
United Bankshares, Inc.	5,851	212,567
United Community Banks, Inc.	4,076	122,973
Univest Financial Corp.	1,354	36,666
Valley National Bancorp	18,758	244,604
Veritex Holdings, Inc.	2,228	80,052
Washington Trust Bancorp, Inc.	804	42,821
WesBanco, Inc.	3,063	104,142
West Bancorp, Inc.	755	23,095
Westamerica Bancorp	1,214	68,882
		10,904,408
Beverages - 0.2%
Celsius Holdings, Inc.*	2,131	174,231
Coca-Cola Consolidated, Inc.	228	92,604
Duckhorn Portfolio, Inc. (The)*	946	20,329
MGP Ingredients, Inc.	664	43,359

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
National Beverage Corp.	1,103	51,345
NewAge, Inc.*	6,236	10,975
Primo Water Corp.	7,364	130,785
		523,628
Biotechnology - 4.9%
4D Molecular Therapeutics, Inc.*	465	14,206
89bio, Inc.*(b)	460	8,515
ACADIA Pharmaceuticals, Inc.*	5,603	98,108
Adicet Bio, Inc.*	976	8,150
Adverum Biotechnologies, Inc.*	4,067	9,883
Aeglea BioTherapeutics, Inc.*(b)	1,891	13,710
Affimed NV*	5,434	38,255
Agenus, Inc.*	9,228	56,937
Agios Pharmaceuticals, Inc.*	2,883	128,812
Akebia Therapeutics, Inc.*	7,488	22,015
Akero Therapeutics, Inc.*(b)	1,203	28,559
Akouos, Inc.*	1,120	13,317
Albireo Pharma, Inc.*	789	24,104
Aldeyra Therapeutics, Inc.*	2,271	21,552
Alector, Inc.*	2,705	73,116
Aligos Therapeutics, Inc.*(b)	875	14,919
Alkermes plc*	7,509	234,731
Allakos, Inc.*	1,638	146,044
Allogene Therapeutics, Inc.*	3,183	75,914
Allovir, Inc.*	1,380	26,565
Alpine Immune Sciences, Inc.*(b)	543	5,164
Altimmune, Inc.*	1,518	22,755
ALX Oncology Holdings, Inc.*	827	57,890
Amicus Therapeutics, Inc.*	12,314	140,256
AnaptysBio, Inc.*	906	23,203
Anavex Life Sciences Corp.*(b)	2,909	56,696
Anika Therapeutics, Inc.*	670	28,897
Annexon, Inc.*	1,462	23,904
Apellis Pharmaceuticals, Inc.*	3,043	200,381
Applied Molecular Transport, Inc.*	1,155	34,731
Applied Therapeutics, Inc.*	826	12,976
AquaBounty Technologies, Inc.*(b)	2,460	11,390
Arbutus Biopharma Corp.*(b)	3,651	12,523
Arcturus Therapeutics Holdings, Inc.*	989	54,207
Arcus Biosciences, Inc.*	2,119	61,811
Arcutis Biotherapeutics, Inc.*	1,298	27,479
Ardelyx, Inc.*	3,957	5,579
Arena Pharmaceuticals, Inc.*	2,862	151,457
Arrowhead Pharmaceuticals, Inc.*	4,746	318,551
Atara Biotherapeutics, Inc.*	3,867	57,928
Athenex, Inc.*	4,048	14,775
Athersys, Inc.*(b)	9,413	15,814
Atossa Therapeutics, Inc.*(b)	5,475	20,805
Atreca, Inc., Class A*	1,217	7,144
Avid Bioservices, Inc.*	2,824	68,454
Avidity Biosciences, Inc.*	1,419	32,410
Avita Medical, Inc.*	1,119	22,615
Avrobio, Inc.*	1,699	11,315
Beam Therapeutics, Inc.*	2,202	244,246
Beyondspring, Inc.*(b)	1,052	32,938
BioAtla, Inc.*(b)	570	23,421
BioCryst Pharmaceuticals, Inc.*	8,324	132,518
Biohaven Pharmaceutical Holding Co. Ltd.*	2,526	331,512
Biomea Fusion, Inc.*(b)	406	5,664
Bioxcel Therapeutics, Inc.*(b)	718	21,145
Black Diamond Therapeutics, Inc.*	1,066	10,767
Bluebird Bio, Inc.*	3,162	57,865
Blueprint Medicines Corp.*	2,740	255,560
Bolt Biotherapeutics, Inc.*(b)	543	9,644
Bridgebio Pharma, Inc.*	5,038	252,454
Brooklyn ImmunoTherapeutics, Inc.*	1,114	13,446
C4 Therapeutics, Inc.*(b)	1,612	64,690
Cardiff Oncology, Inc.*	1,691	12,395
CareDx, Inc.*	2,343	171,695
Catalyst Pharmaceuticals, Inc.*(b)	4,547	25,054
Celcuity, Inc.*	367	8,074
Celldex Therapeutics, Inc.*	1,838	96,771
CEL-SCI Corp.*(b)	1,662	19,246
Cerevel Therapeutics Holdings, Inc.*(b)	1,652	52,302
ChemoCentryx, Inc.*	2,523	39,889
Chimerix, Inc.*	3,414	24,239
Chinook Therapeutics, Inc.*	1,469	19,920
Clene, Inc.*(b)	1,066	8,528
Clovis Oncology, Inc.*(b)	4,663	22,476
Codiak Biosciences, Inc.*	733	12,608
Cogent Biosciences, Inc.*	1,742	14,424
Coherus Biosciences, Inc.*	3,005	48,020
Cortexyme, Inc.*(b)	933	89,848
Crinetics Pharmaceuticals, Inc.*(b)	1,711	40,328
Cue Biopharma, Inc.*	1,398	16,762
Cullinan Oncology, Inc.*(b)	619	17,468
Curis, Inc.*	4,048	35,825
Cytokinetics, Inc.*	3,635	119,846
CytomX Therapeutics, Inc.*	3,038	15,555
Deciphera Pharmaceuticals, Inc.*	1,841	57,991
Denali Therapeutics, Inc.*	4,256	226,419
DermTech, Inc.*(b)	1,112	41,366
Design Therapeutics, Inc.*(b)	627	9,856
Dicerna Pharmaceuticals, Inc.*	3,221	66,288
Dynavax Technologies Corp.*	5,050	98,273
Dyne Therapeutics, Inc.*	1,407	23,820
Eagle Pharmaceuticals, Inc.*	543	28,980
Editas Medicine, Inc.*	3,205	203,806
Eiger BioPharmaceuticals, Inc.*	1,497	12,186
Emergent BioSolutions, Inc.*(b)	2,294	144,705
Enanta Pharmaceuticals, Inc.*	906	51,823
Epizyme, Inc.*	4,205	21,698
Evelo Biosciences, Inc.*(b)	1,418	16,123
Fate Therapeutics, Inc.*	3,754	274,980
FibroGen, Inc.*(b)	4,034	46,915
Finch Therapeutics Group, Inc.*	357	5,051
Flexion Therapeutics, Inc.*(b)	2,255	13,485
Foghorn Therapeutics, Inc.*(b)	919	11,929
Forma Therapeutics Holdings, Inc.*	1,506	36,189
Forte Biosciences, Inc.*	523	15,387
Fortress Biotech, Inc.*	3,358	11,048
Frequency Therapeutics, Inc.*(b)	1,497	11,557
G1 Therapeutics, Inc.*(b)	1,838	27,791
Gemini Therapeutics, Inc.*(b)	1,023	5,033
Generation Bio Co.*	2,054	51,350
Geron Corp.*	14,115	20,467
Global Blood Therapeutics, Inc.*	2,803	80,418
Gossamer Bio, Inc.*(b)	2,909	28,915
Greenwich Lifesciences, Inc.*(b)	186	7,444
Gritstone bio, Inc.*(b)	1,888	17,370
GT Biopharma, Inc.*	1,116	9,921
Halozyme Therapeutics, Inc.*(b)	6,599	277,092
Harpoon Therapeutics, Inc.*	871	8,257
Heron Therapeutics, Inc.*	4,327	50,496
Homology Medicines, Inc.*	1,965	14,128
Hookipa Pharma, Inc.*	902	6,215

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Humanigen, Inc.*(b)	2,102	34,851
iBio, Inc.*(b)	10,123	12,856
Ideaya Biosciences, Inc.*	1,314	30,879
IGM Biosciences, Inc.*	372	26,490
Immunic, Inc.*	722	7,112
ImmunityBio, Inc.*(b)	3,130	35,619
ImmunoGen, Inc.*	9,149	55,351
Immunovant, Inc.*	1,759	15,233
Impel Neuropharma, Inc.*(b)	253	4,804
Infinity Pharmaceuticals, Inc.*(b)	4,097	14,503
Inhibrx, Inc.*	1,308	37,304
Inovio Pharmaceuticals, Inc.*(b)	9,676	83,601
Inozyme Pharma, Inc.*	668	10,300
Insmed, Inc.*	4,832	135,489
Instil Bio, Inc.*(b)	819	15,438
Intellia Therapeutics, Inc.*	3,169	508,720
Intercept Pharmaceuticals, Inc.*(b)	1,311	19,547
Invitae Corp.*(b)	9,378	277,870
Ironwood Pharmaceuticals, Inc.*	6,798	89,054
iTeos Therapeutics, Inc.*	947	26,847
IVERIC bio, Inc.*	4,244	44,859
Jounce Therapeutics, Inc.*	1,548	9,629
Kadmon Holdings, Inc.*	8,118	44,487
KalVista Pharmaceuticals, Inc.*	928	18,968
Karuna Therapeutics, Inc.*	1,040	123,656
Karyopharm Therapeutics, Inc.*(b)	3,368	19,534
Keros Therapeutics, Inc.*	727	24,456
Kezar Life Sciences, Inc.*	1,602	12,207
Kiniksa Pharmaceuticals Ltd., Class A*	1,366	17,184
Kinnate Biopharma, Inc.*	633	14,002
Kodiak Sciences, Inc.*(b)	1,563	147,203
Kronos Bio, Inc.*(b)	1,813	37,910
Krystal Biotech, Inc.*	838	48,554
Kura Oncology, Inc.*	2,972	54,863
Kymera Therapeutics, Inc.*	1,353	84,075
Lexicon Pharmaceuticals, Inc.*	3,177	14,995
Ligand Pharmaceuticals, Inc.*	711	94,065
Lineage Cell Therapeutics, Inc.*	5,676	14,303
MacroGenics, Inc.*	2,759	65,140
Madrigal Pharmaceuticals, Inc.*	528	43,692
Magenta Therapeutics, Inc.*	1,400	8,960
MannKind Corp.*(b)	11,561	55,493
MEI Pharma, Inc.*	5,077	14,216
MeiraGTx Holdings plc*	1,399	17,501
Mersana Therapeutics, Inc.*	3,221	44,868
MiMedx Group, Inc.*	5,198	76,722
Mirum Pharmaceuticals, Inc.*	176	2,860
Molecular Templates, Inc.*	1,732	11,293
Morphic Holding, Inc.*	964	60,742
Mustang Bio, Inc.*	3,265	9,926
Myriad Genetics, Inc.*	3,586	128,307
Neoleukin Therapeutics, Inc.*	1,649	13,439
NexImmune, Inc.*	323	4,548
Nkarta, Inc.*	667	21,571
Nurix Therapeutics, Inc.*	1,468	47,255
Ocugen, Inc.*(b)	8,644	65,608
Olema Pharmaceuticals, Inc.*	570	17,054
Oncocyte Corp.*	3,315	13,591
Oncorus, Inc.*	961	9,927
Oncternal Therapeutics, Inc.*	2,078	9,393
OPKO Health, Inc.*(b)	18,405	71,043
Organogenesis Holdings, Inc.*	1,788	30,503
ORIC Pharmaceuticals, Inc.*(b)	1,380	30,484
Outlook Therapeutics, Inc.*	4,101	11,319
Oyster Point Pharma, Inc.*(b)	520	6,854
Passage Bio, Inc.*	1,739	20,903
PMV Pharmaceuticals, Inc.*(b)	1,226	37,209
Portage Biotech, Inc.*	176	3,575
Poseida Therapeutics, Inc.*	1,350	11,664
Praxis Precision Medicines, Inc.*	1,144	22,731
Precigen, Inc.*(b)	4,439	26,856
Precision BioSciences, Inc.*	2,224	27,956
Prelude Therapeutics, Inc.*(b)	510	18,202
Prometheus Biosciences, Inc.*(b)	524	11,434
Protagonist Therapeutics, Inc.*	1,938	93,993
Prothena Corp. plc*	1,596	107,123
PTC Therapeutics, Inc.*	3,254	142,037
Puma Biotechnology, Inc.*	1,501	11,363
Radius Health, Inc.*	2,192	30,381
RAPT Therapeutics, Inc.*	841	27,501
Recursion Pharmaceuticals, Inc., Class A*(b)	990	24,968
REGENXBIO, Inc.*	1,848	59,690
Relay Therapeutics, Inc.*	2,742	87,826
Reneo Pharmaceuticals, Inc.*	295	3,266
Replimune Group, Inc.*	1,253	39,795
REVOLUTION Medicines, Inc.*	2,778	80,812
Rhythm Pharmaceuticals, Inc.*	2,064	26,853
Rigel Pharmaceuticals, Inc.*	7,997	30,389
Rocket Pharmaceuticals, Inc.*(b)	1,860	63,631
Rubius Therapeutics, Inc.*	2,112	45,873
Sana Biotechnology, Inc.*	1,258	30,179
Sangamo Therapeutics, Inc.*	5,502	54,525
Scholar Rock Holding Corp.*	1,298	51,310
Selecta Biosciences, Inc.*	4,187	18,172
Sensei Biotherapeutics, Inc.*	360	3,881
Seres Therapeutics, Inc.*	3,257	20,877
Sesen Bio, Inc.*	8,003	7,586
Shattuck Labs, Inc.*	1,248	26,370
Sigilon Therapeutics, Inc.*	345	2,049
Silverback Therapeutics, Inc.*(b)	595	13,090
Solid Biosciences, Inc.*	2,794	7,572
Sorrento Therapeutics, Inc.*(b)	12,761	114,849
Spectrum Pharmaceuticals, Inc.*	7,239	17,012
Spero Therapeutics, Inc.*	1,131	21,772
SpringWorks Therapeutics, Inc.*	1,368	102,737
Spruce Biosciences, Inc.*(b)	410	3,145
SQZ Biotechnologies Co.*(b)	1,066	14,178
Stoke Therapeutics, Inc.*	894	23,405
Summit Therapeutics, Inc.*(b)	1,057	8,424
Surface Oncology, Inc.*	1,560	9,875
Sutro Biopharma, Inc.*	2,030	44,092
Syndax Pharmaceuticals, Inc.*	2,116	37,009
Syros Pharmaceuticals, Inc.*	2,698	14,299
Talaris Therapeutics, Inc.*	424	4,923
Taysha Gene Therapies, Inc.*	1,043	20,735
TCR2 Therapeutics, Inc.*	1,426	23,914
TG Therapeutics, Inc.*(b)	6,002	162,474
Tonix Pharmaceuticals Holding Corp.*(b)	15,296	10,797
Translate Bio, Inc.*	3,140	117,436
Travere Therapeutics, Inc.*	2,726	59,509
Trevena, Inc.*(b)	7,655	10,105
Trillium Therapeutics, Inc.*	4,584	78,982
Turning Point Therapeutics, Inc.*	2,157	166,132
Twist Bioscience Corp.*	2,211	250,307
UroGen Pharma Ltd.*	915	16,122
Vanda Pharmaceuticals, Inc.*	2,563	42,905
Vaxart, Inc.*(b)	5,595	50,075

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Vaxcyte, Inc.*	1,861	48,814
VBI Vaccines, Inc.*	8,717	31,468
Veracyte, Inc.*	3,164	152,220
Verastem, Inc.*	8,075	21,399
Vericel Corp.*	2,176	117,874
Viking Therapeutics, Inc.*(b)	3,206	21,192
Vincerx Pharma, Inc.*(b)	228	3,575
Vir Biotechnology, Inc.*	2,814	145,034
Viracta Therapeutics, Inc.*(b)	1,698	15,656
VistaGen Therapeutics, Inc.*(b)	8,955	27,223
Vor BioPharma, Inc.*(b)	530	7,786
Werewolf Therapeutics, Inc.*	357	6,355
XBiotech, Inc.(b)	708	11,307
Xencor, Inc.*	2,649	89,722
XOMA Corp.*(b)	277	8,620
Y-mAbs Therapeutics, Inc.*	1,638	50,418
Zentalis Pharmaceuticals, Inc.*	1,558	106,240
ZIOPHARM Oncology, Inc.*	9,817	16,002
		13,717,324
Building Products - 0.6%
AAON, Inc.	1,965	133,836
American Woodmark Corp.*	796	56,086
Apogee Enterprises, Inc.	1,184	50,888
Caesarstone Ltd.	1,060	13,780
Cornerstone Building Brands, Inc.*	2,562	42,581
CSW Industrials, Inc.	640	84,986
Gibraltar Industries, Inc.*	1,538	114,827
Griffon Corp.	2,176	52,659
Insteel Industries, Inc.	868	32,116
JELD-WEN Holding, Inc.*	3,936	108,397
Masonite International Corp.*	1,152	137,871
PGT Innovations, Inc.*	2,739	58,149
Quanex Building Products Corp.	1,563	36,824
Resideo Technologies, Inc.*	6,770	218,265
Simpson Manufacturing Co., Inc.	2,039	230,713
UFP Industries, Inc.	2,819	211,651
View, Inc.*(b)	3,966	19,870
		1,603,499
Capital Markets - 0.8%
Artisan Partners Asset Management, Inc., Class A	2,742	142,474
AssetMark Financial Holdings, Inc.*	838	22,517
Associated Capital Group, Inc., Class A	74	2,728
B Riley Financial, Inc.	932	61,083
BGC Partners, Inc., Class A	15,531	79,985
BlackRock Capital Investment Corp.	2	8
Blucora, Inc.*	2,276	37,349
Brightsphere Investment Group, Inc.	2,715	73,821
Cohen & Steers, Inc.	1,164	102,094
Cowen, Inc., Class A	1,217	43,861
Diamond Hill Investment Group, Inc.	140	25,624
Donnelley Financial Solutions, Inc.*	1,378	45,956
Federated Hermes, Inc., Class B	4,435	150,036
Focus Financial Partners, Inc., Class A*	2,418	125,446
GAMCO Investors, Inc., Class A	248	6,773
GCM Grosvenor, Inc., Class A(b)	1,532	17,036
Greenhill & Co., Inc.	685	10,097
Hamilton Lane, Inc., Class A	1,597	137,454
Hercules Capital, Inc.	6	101
Houlihan Lokey, Inc.	2,429	219,096
Moelis & Co., Class A	2,863	177,363
Open Lending Corp., Class A*	4,878	180,340
Oppenheimer Holdings, Inc., Class A	427	19,894
Piper Sandler Cos.	826	118,052
PJT Partners, Inc., Class A	1,122	88,615
Prospect Capital Corp.	3	24
Pzena Investment Management, Inc., Class A	791	8,630
Sculptor Capital Management, Inc., Class A	1,010	28,583
StepStone Group, Inc., Class A	1,748	83,677
StoneX Group, Inc.*	785	54,707
Value Line, Inc.	44	1,613
Virtus Investment Partners, Inc.	340	106,318
WisdomTree Investments, Inc.	6,503	41,034
		2,212,389
Chemicals - 0.9%
AdvanSix, Inc.*	1,276	46,574
American Vanguard Corp.	1,370	21,002
Amyris, Inc.*	7,830	117,841
Avient Corp.	4,261	221,955
Balchem Corp.	1,512	212,315
Cabot Corp.	2,624	140,122
Chase Corp.	349	39,960
Danimer Scientific, Inc.*(b)	3,216	62,841
Ecovyst, Inc.	2,405	31,289
Ferro Corp.*	3,850	80,080
FutureFuel Corp.	1,212	9,708
GCP Applied Technologies, Inc.*	2,304	54,927
Hawkins, Inc.	903	34,206
HB Fuller Co.	2,441	164,938
Ingevity Corp.*	1,887	151,696
Innospec, Inc.	1,151	107,733
Intrepid Potash, Inc.*	467	14,482
Koppers Holdings, Inc.*	967	31,814
Kraton Corp.*	1,468	61,832
Kronos Worldwide, Inc.	1,043	13,809
Livent Corp.*	6,884	171,205
Marrone Bio Innovations, Inc.*	4,690	4,690
Minerals Technologies, Inc.	1,572	123,622
Orion Engineered Carbons SA*	2,840	50,183
PureCycle Technologies, Inc.*(b)	1,546	22,742
Quaker Chemical Corp.	628	162,727
Rayonier Advanced Materials, Inc.*	2,896	20,446
Sensient Technologies Corp.	1,981	172,050
Stepan Co.	1,010	118,736
Tredegar Corp.	1,224	16,255
Trinseo SA	1,820	94,513
Tronox Holdings plc, Class A	5,369	113,447
Valhi, Inc.	118	2,799
Zymergen, Inc.*(b)	872	11,441
		2,703,980
Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	3,158	156,384
ACCO Brands Corp.	4,361	40,863
Brady Corp., Class A	2,210	117,859
BrightView Holdings, Inc.*	1,914	29,342
Brink's Co. (The)	2,279	178,127

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Casella Waste Systems, Inc., Class A*	2,305	170,547
CECO Environmental Corp.*	1,459	11,015
Cimpress plc*	816	77,504
CompX International, Inc.	61	1,402
CoreCivic, Inc., REIT*	5,619	54,617
Covanta Holding Corp.	5,610	112,480
Deluxe Corp.	1,970	75,550
Ennis, Inc.	1,197	23,234
Harsco Corp.*	3,664	66,831
Healthcare Services Group, Inc.	3,501	91,586
Heritage-Crystal Clean, Inc.*	729	21,535
Herman Miller, Inc.	3,483	146,390
HNI Corp.	2,036	77,144
Interface, Inc.	2,722	39,142
KAR Auction Services, Inc.*(b)	5,825	98,501
Kimball International, Inc., Class B	1,694	21,124
Matthews International Corp., Class A	1,447	53,582
Montrose Environmental Group, Inc.*	1,050	52,500
NL Industries, Inc.	390	2,668
Pitney Bowes, Inc.	8,232	61,493
RR Donnelley & Sons Co.*	3,314	16,272
SP Plus Corp.*	1,082	35,046
Steelcase, Inc., Class A	4,150	58,473
Team, Inc.*	1,233	5,524
Tetra Tech, Inc.	2,526	363,340
UniFirst Corp.	711	162,869
US Ecology, Inc.*(b)	1,472	52,771
Viad Corp.*	954	41,203
VSE Corp.	495	24,745
		2,541,663
Communications Equipment - 0.3%
ADTRAN, Inc.	2,259	46,671
Aviat Networks, Inc.*	453	16,054
CalAmp Corp.*	1,634	18,530
Calix, Inc.*	2,561	119,343
Cambium Networks Corp.*	422	15,812
Casa Systems, Inc.*	1,465	10,314
Clearfield, Inc.*	529	23,969
Comtech Telecommunications Corp.	1,196	30,522
Digi International, Inc.*	1,581	34,750
DZS, Inc.*	786	10,855
EchoStar Corp., Class A*	1,938	52,326
EMCORE Corp.*	1,710	12,791
Extreme Networks, Inc.*	5,779	62,587
Harmonic, Inc.*	4,185	38,669
Infinera Corp.*(b)	8,334	70,589
Inseego Corp.*(b)	3,902	32,777
KVH Industries, Inc.*	716	7,568
NETGEAR, Inc.*	1,412	50,451
NetScout Systems, Inc.*(b)	3,287	90,129
Plantronics, Inc.*	1,596	47,529
Ribbon Communications, Inc.*	3,293	21,503
Viavi Solutions, Inc.*	10,707	174,417
		988,156
Construction & Engineering - 0.7%
Ameresco, Inc., Class A*	1,451	100,337
API Group Corp.*(c)	8,444	195,816
Arcosa, Inc.	2,266	115,158
Argan, Inc.	701	32,456
Comfort Systems USA, Inc.	1,665	126,507
Concrete Pumping Holdings, Inc.*	1,209	10,047
Construction Partners, Inc., Class A*	1,333	44,616
Dycom Industries, Inc.*	1,398	105,311
EMCOR Group, Inc.	2,530	307,395
Fluor Corp.*	6,646	110,722
Granite Construction, Inc.	2,141	86,796
Great Lakes Dredge & Dock Corp.*	3,031	45,798
HC2 Holdings, Inc.*	2,215	8,373
IES Holdings, Inc.*	409	20,000
Infrastructure and Energy Alternatives, Inc.*	974	12,496
Matrix Service Co.*	1,214	13,694
MYR Group, Inc.*	767	79,776
Northwest Pipe Co.*	455	11,794
NV5 Global, Inc.*	601	63,496
Primoris Services Corp.	2,506	64,404
Sterling Construction Co., Inc.*	1,302	30,024
Tutor Perini Corp.*	1,932	27,860
WillScot Mobile Mini Holdings Corp.*	8,750	259,000
		1,871,876
Construction Materials - 0.1%
Forterra, Inc.*	1,363	31,403
Summit Materials, Inc., Class A*	5,496	185,050
United States Lime & Minerals, Inc.	96	14,025
		230,478
Consumer Finance - 0.4%
Atlanticus Holdings Corp.*	251	16,114
Curo Group Holdings Corp.	985	16,124
Encore Capital Group, Inc.*	1,451	71,404
Enova International, Inc.*	1,699	56,033
EZCORP, Inc., Class A*	2,310	15,916
FirstCash, Inc.	1,888	161,783
Green Dot Corp., Class A*	2,506	130,913
LendingClub Corp.*	4,518	140,329
LendingTree, Inc.*	544	90,647
Navient Corp.	8,252	191,529
Nelnet, Inc., Class A	795	64,300
Oportun Financial Corp.*	973	24,568
PRA Group, Inc.*	2,126	89,292
PROG Holdings, Inc.	3,147	148,916
Regional Management Corp.	381	22,643
World Acceptance Corp.*	209	39,683
		1,280,194
Containers & Packaging - 0.1%
Greif, Inc., Class A	1,208	76,491
Greif, Inc., Class B	272	16,728
Myers Industries, Inc.	1,694	38,623
O-I Glass, Inc.*	7,396	111,901
Pactiv Evergreen, Inc.	2,016	27,720
Ranpak Holdings Corp.*	1,638	50,287
UFP Technologies, Inc.*	318	22,257
		344,007
Distributors - 0.0%(d)
Funko, Inc., Class A*(b)	1,244	24,805
Greenlane Holdings, Inc., Class A*(b)	766	1,946
		26,751
Diversified Consumer Services - 0.3%
2U, Inc.*	3,357	124,310
Adtalem Global Education, Inc.*	2,315	85,655
American Public Education, Inc.*	865	22,750

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Carriage Services, Inc.	776	35,874
Coursera, Inc.*	565	21,736
Graham Holdings Co., Class B	175	107,942
Houghton Mifflin Harcourt Co.*	5,958	80,254
Laureate Education, Inc., Class A*	4,941	78,710
OneSpaWorld Holdings Ltd.*	2,475	25,987
Perdoceo Education Corp.*	3,295	36,179
Regis Corp.*	1,107	6,000
StoneMor, Inc.*	1,508	4,373
Strategic Education, Inc.	1,143	89,474
Stride, Inc.*	1,889	64,679
Vivint Smart Home, Inc.*	4,303	52,497
WW International, Inc.*	2,463	53,324
		889,744
Diversified Financial Services - 0.1%
Alerus Financial Corp.	710	21,201
A-Mark Precious Metals, Inc.	413	20,035
Banco Latinoamericano de Comercio Exterior SA, Class E	1,451	24,754
Cannae Holdings, Inc.*	4,095	130,712
Marlin Business Services Corp.	376	8,366
		205,068
Diversified Telecommunication Services - 0.3%
Anterix, Inc.*	521	30,749
ATN International, Inc.	520	23,707
Bandwidth, Inc., Class A*(b)	1,070	110,103
Cincinnati Bell, Inc.*	2,359	36,541
Cogent Communications Holdings, Inc.	1,998	145,015
Consolidated Communications Holdings, Inc.*	3,408	31,592
Globalstar, Inc.*(b)	28,428	56,572
IDT Corp., Class B*	938	40,784
Iridium Communications, Inc.*	5,600	249,256
Liberty Latin America Ltd., Class A*	2,007	28,620
Liberty Latin America Ltd., Class C*	7,244	104,241
Ooma, Inc.*	1,018	19,342
Radius Global Infrastructure, Inc.*	2,060	36,833
		913,355
Electric Utilities - 0.3%
ALLETE, Inc.	2,461	165,921
MGE Energy, Inc.	1,707	137,482
Otter Tail Corp.	1,925	105,625
PNM Resources, Inc.	4,004	198,198
Portland General Electric Co.	4,213	216,337
Via Renewables, Inc.	568	6,361
		829,924
Electrical Equipment - 0.5%
Advent Technologies Holdings, Inc.*(b)	802	5,935
Allied Motion Technologies, Inc.	544	18,801
American Superconductor Corp.*	1,260	18,774
Array Technologies, Inc.*	5,979	114,019
Atkore, Inc.*	2,203	204,372
AZZ, Inc.	1,164	62,332
Babcock & Wilcox Enterprises, Inc.*	2,603	19,002
Beam Global*(b)	417	12,985
Bloom Energy Corp., Class A*(b)	6,519	139,637
Encore Wire Corp.	942	80,079
EnerSys	2,008	169,857
Eos Energy Enterprises, Inc.*(b)	816	10,543
FTC Solar, Inc.*	890	9,656
FuelCell Energy, Inc.*	15,225	95,004
GrafTech International Ltd.	7,984	88,383
Powell Industries, Inc.	420	10,626
Preformed Line Products Co.	134	9,396
Romeo Power, Inc.*(b)	1,958	9,535
Stem, Inc.*(b)	2,931	73,246
Thermon Group Holdings, Inc.*	1,547	25,835
TPI Composites, Inc.*	1,670	60,638
Vicor Corp.*	988	121,890
		1,360,545
Electronic Equipment, Instruments & Components - 1.1%
908 Devices, Inc.*(b)	336	12,096
Advanced Energy Industries, Inc.	1,803	162,595
Aeva Technologies, Inc.*(b)	1,165	11,429
Akoustis Technologies, Inc.*(b)	2,038	20,217
Arlo Technologies, Inc.*	3,808	23,610
Badger Meter, Inc.	1,368	146,499
Belden, Inc.	2,069	118,450
Benchmark Electronics, Inc.	1,674	45,248
CTS Corp.	1,499	52,585
Daktronics, Inc.*	1,716	10,450
ePlus, Inc.*	617	66,772
Fabrinet*	1,732	178,431
FARO Technologies, Inc.*	855	58,944
Identiv, Inc.*(b)	967	17,174
II-VI, Inc.*(b)	4,899	308,539
Insight Enterprises, Inc.*	1,638	168,534
Iteris, Inc.*	1,956	11,149
Itron, Inc.*	2,115	177,681
Kimball Electronics, Inc.*	1,124	27,167
Knowles Corp.*	4,166	83,320
Luna Innovations, Inc.*	1,423	15,326
Methode Electronics, Inc.	1,790	83,360
MicroVision, Inc.*(b)	7,413	109,193
Napco Security Technologies, Inc.*	675	26,413
nLight, Inc.*	1,991	54,972
Novanta, Inc.*	1,652	253,119
OSI Systems, Inc.*	793	78,459
Ouster, Inc.*(b)	1,362	11,441
PAR Technology Corp.*(b)	1,112	75,538
PC Connection, Inc.(b)	522	25,270
Plexus Corp.*	1,323	121,491
Rogers Corp.*	872	185,222
Sanmina Corp.*	3,011	118,874
ScanSource, Inc.*	1,176	41,842
TTM Technologies, Inc.*	5,017	70,238
Velodyne Lidar, Inc.*(b)	3,309	21,839
Vishay Intertechnology, Inc.	6,242	137,137
Vishay Precision Group, Inc.*	579	21,637
		3,152,261
Energy Equipment & Services - 0.4%
Archrock, Inc.	6,311	48,468
Aspen Aerogels, Inc.*	1,012	44,275
Bristow Group, Inc.*	305	9,626
Cactus, Inc., Class A	2,557	95,913
ChampionX Corp.*	9,499	221,612
DMC Global, Inc.*	870	34,948
Dril-Quip, Inc.*	1,643	39,925
Frank's International NV*	7,782	22,412
FTS International, Inc., Class A*	423	9,395
Helix Energy Solutions Group, Inc.*	6,700	25,192
Helmerich & Payne, Inc.	4,927	132,635

Ultra Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Liberty Oilfield Services, Inc., Class A*	4,055	41,442
Nabors Industries Ltd.*	327	27,499
National Energy Services Reunited Corp.*	1,391	15,788
Newpark Resources, Inc.*	4,180	10,952
NexTier Oilfield Solutions, Inc.*	8,097	29,149
Oceaneering International, Inc.*	4,662	57,343
Oil States International, Inc.*	2,838	16,631
Patterson-UTI Energy, Inc.	8,733	67,768
ProPetro Holding Corp.*	4,002	30,975
RPC, Inc.*	3,164	12,118
Select Energy Services, Inc., Class A*	2,766	14,798
Solaris Oilfield Infrastructure, Inc., Class A	1,465	10,885
TETRA Technologies, Inc.*	5,750	18,630
Tidewater, Inc.*	1,904	21,896
US Silica Holdings, Inc.*	3,442	30,221
		1,090,496
Entertainment - 0.5%
AMC Entertainment Holdings, Inc., Class A*(b)	19,094	899,900
Chicken Soup For The Soul Entertainment, Inc.*	536	13,003
Cinemark Holdings, Inc.*(b)	5,059	90,202
CuriosityStream, Inc.*(b)	1,219	15,238
Eros STX Global Corp.*(b)	14,875	11,900
IMAX Corp.*	2,331	36,620
Liberty Media Corp.-Liberty Braves, Class A*	472	12,272
Liberty Media Corp.-Liberty Braves, Class C*	1,711	44,229
Lions Gate Entertainment Corp., Class A*	2,723	35,181
Lions Gate Entertainment Corp., Class B*	5,398	63,481
LiveXLive Media, Inc.*(b)	2,476	8,493
Madison Square Garden Entertainment Corp.*(b)	1,126	90,294
Marcus Corp. (The)*(b)	1,070	16,692
		1,337,505
Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust	3,968	84,201
Agree Realty Corp.	3,151	234,907
Alexander & Baldwin, Inc.	3,393	70,846
Alexander's, Inc.	100	26,630
American Assets Trust, Inc.	2,338	93,099
American Finance Trust, Inc.	5,127	44,195
Apartment Investment and Management Co., Class A	6,970	50,045
Apple Hospitality REIT, Inc.	9,831	145,302
Armada Hoffler Properties, Inc.	2,799	37,591
Ashford Hospitality Trust, Inc.*	520	8,034
Braemar Hotels & Resorts, Inc.*(b)	2,086	10,513
Brandywine Realty Trust	7,943	110,249
Broadstone Net Lease, Inc.	6,660	182,484
BRT Apartments Corp.	517	10,040
CareTrust REIT, Inc.	4,520	99,395
CatchMark Timber Trust, Inc., Class A	2,290	26,427
Centerspace REIT	619	62,630
Chatham Lodging Trust*	2,237	26,844
City Office REIT, Inc.	2,001	31,956
Clipper Realty, Inc.	571	4,819
Columbia Property Trust, Inc.	5,372	89,820
Community Healthcare Trust, Inc.	1,094	53,070
CorePoint Lodging, Inc.*	1,840	26,606
Corporate Office Properties Trust	5,290	149,072
CTO Realty Growth, Inc.	273	15,313
DiamondRock Hospitality Co.*	9,791	88,511
DigitalBridge Group, Inc.*(b)	22,390	154,491
Diversified Healthcare Trust	11,120	41,700
Easterly Government Properties, Inc.	3,952	84,454
EastGroup Properties, Inc.	1,862	335,644
Empire State Realty Trust, Inc., Class A	6,696	68,768
Equity Commonwealth	5,495	144,738
Essential Properties Realty Trust, Inc.	5,480	177,607
Farmland Partners, Inc.	1,254	15,362
Four Corners Property Trust, Inc.	3,558	101,794
Franklin Street Properties Corp.	4,835	23,208
GEO Group, Inc. (The)(b)	5,518	42,765
Getty Realty Corp.	1,861	58,863
Gladstone Commercial Corp.	1,692	38,290
Gladstone Land Corp.	1,178	27,742
Global Medical REIT, Inc.	2,658	40,986
Global Net Lease, Inc.	4,497	76,449
Healthcare Realty Trust, Inc.	6,637	199,309
Hersha Hospitality Trust*	1,512	14,183
Independence Realty Trust, Inc.	4,781	97,915
Indus Realty Trust, Inc.	207	14,513
Industrial Logistics Properties Trust	3,045	83,524
Innovative Industrial Properties, Inc.	1,110	272,960
iStar, Inc.(b)	3,309	87,523
Kite Realty Group Trust	3,899	78,994
Lexington Realty Trust	12,846	173,806
LTC Properties, Inc.(b)	1,820	62,808
Macerich Co. (The)	9,252	158,024
Mack-Cali Realty Corp.*	4,110	73,487
Monmouth Real Estate Investment Corp.	4,458	84,613
National Health Investors, Inc.	2,050	122,631
National Storage Affiliates Trust	3,660	209,535
NETSTREIT Corp.	1,858	48,048
New Senior Investment Group, Inc.	3,839	33,514
NexPoint Residential Trust, Inc.	1,043	67,576
Office Properties Income Trust	2,242	59,480
One Liberty Properties, Inc.	758	24,135
Outfront Media, Inc.*	6,813	168,690
Paramount Group, Inc.	8,740	77,436
Pebblebrook Hotel Trust	6,089	134,141
Physicians Realty Trust	10,096	186,877
Piedmont Office Realty Trust, Inc., Class A	5,809	103,516
Plymouth Industrial REIT, Inc.	1,366	32,183
Postal Realty Trust, Inc., Class A	571	11,163
PotlatchDeltic Corp.	3,095	160,785
Preferred Apartment Communities, Inc., Class A	2,348	29,303
PS Business Parks, Inc.	940	147,796
Retail Opportunity Investments Corp.	5,448	98,500
Retail Properties of America, Inc., Class A	10,043	132,768
Retail Value, Inc.	820	20,500

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
RLJ Lodging Trust	7,668	110,649
RPT Realty	3,776	48,861
Ryman Hospitality Properties, Inc.*	2,517	209,087
Sabra Health Care REIT, Inc.	10,096	161,536
Safehold, Inc.	837	75,004
Saul Centers, Inc.	557	25,667
Seritage Growth Properties, Class A*(b)	1,715	27,732
Service Properties Trust	7,688	87,874
SITE Centers Corp.	8,116	130,749
STAG Industrial, Inc.(b)	7,537	318,438
Summit Hotel Properties, Inc.*	4,855	45,249
Sunstone Hotel Investors, Inc.*	10,068	116,688
Tanger Factory Outlet Centers, Inc.(b)	4,646	77,681
Terreno Realty Corp.	3,210	214,460
UMH Properties, Inc.	1,893	44,864
Uniti Group, Inc.	9,105	119,002
Universal Health Realty Income Trust	602	35,656
Urban Edge Properties	5,417	102,598
Urstadt Biddle Properties, Inc., Class A	1,398	26,674
Washington REIT	3,962	99,605
Whitestone REIT	1,874	18,384
Xenia Hotels & Resorts, Inc.*	5,335	92,936
		8,675,090
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	1,469	44,628
BJ's Wholesale Club Holdings, Inc.*	6,416	363,531
Chefs' Warehouse, Inc. (The)*	1,468	44,378
HF Foods Group, Inc.*	1,695	9,967
Ingles Markets, Inc., Class A	662	44,943
MedAvail Holdings, Inc.*	551	1,840
Natural Grocers by Vitamin Cottage, Inc.	429	5,187
Performance Food Group Co.*	7,107	356,913
PriceSmart, Inc.	1,099	92,986
Rite Aid Corp.*(b)	2,575	45,680
SpartanNash Co.	1,674	35,991
Sprouts Farmers Market, Inc.*	5,560	138,444
United Natural Foods, Inc.*	2,611	96,085
Village Super Market, Inc., Class A	399	8,934
Weis Markets, Inc.	771	43,908
		1,333,415
Food Products - 0.5%
AppHarvest, Inc.*	2,246	18,866
B&G Foods, Inc.(b)	3,001	91,110
Calavo Growers, Inc.	804	37,724
Cal-Maine Foods, Inc.	1,667	60,279
Fresh Del Monte Produce, Inc.	1,567	51,523
Hostess Brands, Inc.*(b)	6,136	97,930
J & J Snack Foods Corp.	689	112,831
John B Sanfilippo & Son, Inc.	423	35,951
Laird Superfood, Inc.*(b)	287	5,720
Lancaster Colony Corp.	889	157,566
Landec Corp.*	1,220	13,213
Limoneira Co.	732	12,041
Mission Produce, Inc.*	1,739	36,067
Sanderson Farms, Inc.	955	187,657
Seneca Foods Corp., Class A*	305	14,936
Simply Good Foods Co. (The)*	3,987	142,017
Tattooed Chef, Inc.*	2,188	46,320
Tootsie Roll Industries, Inc.	724	22,915
TreeHouse Foods, Inc.*	2,432	91,127
Utz Brands, Inc.(b)	2,765	53,696
Vital Farms, Inc.*(b)	1,154	20,749
Whole Earth Brands, Inc.*	1,750	21,945
		1,332,183
Gas Utilities - 0.4%
Brookfield Infrastructure Corp., Class A	1,715	109,074
Chesapeake Utilities Corp.	813	106,259
New Jersey Resources Corp.	4,527	169,038
Northwest Natural Holding Co.	1,428	73,471
ONE Gas, Inc.	2,468	177,252
South Jersey Industries, Inc.	4,827	119,758
Southwest Gas Holdings, Inc.	2,717	191,032
Spire, Inc.	2,374	158,346
		1,104,230
Health Care Equipment & Supplies - 1.8%
Accelerate Diagnostics, Inc.*	1,549	9,681
Accuray, Inc.*	4,335	17,643
Acutus Medical, Inc.*	723	9,247
Alphatec Holdings, Inc.*	3,220	46,626
AngioDynamics, Inc.*	1,733	49,044
Apyx Medical Corp.*	1,463	17,278
Asensus Surgical, Inc.*(b)	10,959	24,110
Aspira Women's Health, Inc.*(b)	3,408	12,985
AtriCure, Inc.*	2,098	154,455
Atrion Corp.	72	49,972
Avanos Medical, Inc.*	2,254	74,382
Axogen, Inc.*	1,788	30,503
Axonics, Inc.*	1,950	146,211
BioLife Solutions, Inc.*	1,145	66,822
Bioventus, Inc., Class A*	386	5,601
Butterfly Network, Inc.*(b)	1,519	18,775
Cardiovascular Systems, Inc.*	1,844	65,997
Cerus Corp.*	7,875	50,794
ClearPoint Neuro, Inc.*(b)	878	16,568
CONMED Corp.	1,361	178,754
CryoLife, Inc.*	1,781	46,733
CryoPort, Inc.*	1,900	120,783
Cutera, Inc.*	819	40,737
CytoSorbents Corp.*(b)	1,931	18,480
DarioHealth Corp.*	628	8,472
Eargo, Inc.*	908	18,169
Glaukos Corp.*	2,104	125,462
Haemonetics Corp.*	2,366	148,467
Heska Corp.*	450	119,385
Inari Medical, Inc.*	1,595	130,567
Inogen, Inc.*	918	54,336
Integer Holdings Corp.*	1,540	152,137
Intersect ENT, Inc.*	1,561	42,475
Invacare Corp.*	1,574	13,316
iRadimed Corp.*	297	10,027
iRhythm Technologies, Inc.*	1,380	65,964
Lantheus Holdings, Inc.*	3,157	83,250
LeMaitre Vascular, Inc.(b)	841	47,617
LivaNova plc*	2,471	204,327
Meridian Bioscience, Inc.*	1,997	40,419
Merit Medical Systems, Inc.*	2,404	172,535
Mesa Laboratories, Inc.	223	59,523
Misonix, Inc.*	566	14,376
Natus Medical, Inc.*	1,579	41,875
Neogen Corp.*	5,041	220,695
Neuronetics, Inc.*(b)	1,163	7,815

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
NeuroPace, Inc.*	320	6,797
Nevro Corp.*	1,616	197,152
NuVasive, Inc.*	2,426	150,752
OraSure Technologies, Inc.*(b)	3,352	36,704
Ortho Clinical Diagnostics Holdings plc*	4,146	84,744
Orthofix Medical, Inc.*	886	37,566
OrthoPediatrics Corp.*	649	45,495
Outset Medical, Inc.*	2,141	105,530
PAVmed, Inc.*(b)	3,361	24,535
Pulmonx Corp.*	1,190	47,826
Pulse Biosciences, Inc.*(b)	654	16,939
Quotient Ltd.*	3,674	11,279
Retractable Technologies, Inc.*	813	10,471
SeaSpine Holdings Corp.*	1,488	24,969
Senseonics Holdings, Inc.*(b)	19,449	77,991
Shockwave Medical, Inc.*	1,579	338,238
SI-BONE, Inc.*	1,505	36,737
Sientra, Inc.*	2,691	16,361
Silk Road Medical, Inc.*(b)	1,590	94,255
Soliton, Inc.*(b)	430	9,043
STAAR Surgical Co.*	2,204	340,452
Stereotaxis, Inc.*	2,323	16,400
Surmodics, Inc.*	631	37,904
Tactile Systems Technology, Inc.*	900	40,032
Talis Biomedical Corp.*	672	5,416
TransMedics Group, Inc.*	1,213	39,641
Treace Medical Concepts, Inc.*	518	13,080
Utah Medical Products, Inc.	165	14,619
Vapotherm, Inc.*	1,065	29,447
Varex Imaging Corp.*	1,795	52,360
ViewRay, Inc.*	6,379	38,529
Wright Medical Group NV Escrow*(e)	8,160	—
Zynex, Inc.*(b)	912	12,230
		5,066,884
Health Care Providers & Services - 1.5%
1Life Healthcare, Inc.*	5,460	133,825
Accolade, Inc.*	2,359	111,769
AdaptHealth Corp.*	3,691	88,732
Addus HomeCare Corp.*	720	64,742
Agiliti, Inc.*	1,059	22,588
Alignment Healthcare, Inc.*(b)	1,233	21,787
AMN Healthcare Services, Inc.*	2,209	250,766
Apollo Medical Holdings, Inc.*	1,698	128,895
Apria, Inc.*	357	12,734
Aveanna Healthcare Holdings, Inc.*	1,809	17,077
Biodesix, Inc.*	570	5,141
Brookdale Senior Living, Inc.*	8,664	63,247
Castle Biosciences, Inc.*	999	76,653
Community Health Systems, Inc.*	5,812	71,546
CorVel Corp.*	419	69,055
Covetrus, Inc.*	4,847	109,494
Cross Country Healthcare, Inc.*	1,681	36,562
Ensign Group, Inc. (The)	2,464	201,235
Exagen, Inc.*	511	7,205
Fulgent Genetics, Inc.*(b)	953	86,952
Hanger, Inc.*	1,758	41,981
HealthEquity, Inc.*	3,832	245,899
InfuSystem Holdings, Inc.*	838	11,942
Innovage Holding Corp.*	864	12,986
Joint Corp. (The)*	640	65,389
LHC Group, Inc.*(b)	1,429	266,880
Magellan Health, Inc.*	1,113	105,312
MEDNAX, Inc.*(b)	3,560	114,312
ModivCare, Inc.*	578	114,016
National HealthCare Corp.	586	43,276
National Research Corp.	659	35,586
Ontrak, Inc.*(b)	405	4,909
Option Care Health, Inc.*	6,030	161,302
Owens & Minor, Inc.	3,398	126,677
Patterson Cos., Inc.	4,011	122,897
Pennant Group, Inc. (The)*	1,204	36,806
PetIQ, Inc.*(b)	1,237	32,100
Privia Health Group, Inc.*	918	27,366
Progyny, Inc.*	2,956	165,152
R1 RCM, Inc.*	6,162	121,515
RadNet, Inc.*	2,096	65,835
Select Medical Holdings Corp.	5,177	178,969
Sharps Compliance Corp.*	668	6,005
SOC Telemed, Inc.*(b)	1,914	5,187
Surgery Partners, Inc.*	1,484	73,013
Tenet Healthcare Corp.*	4,976	374,942
Tivity Health, Inc.*	2,062	47,942
Triple-S Management Corp., Class B*	1,065	37,807
US Physical Therapy, Inc.	600	70,440
Viemed Healthcare, Inc.*	1,660	10,641
		4,307,089
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc.*	6,549	100,593
American Well Corp., Class A*	9,116	97,632
Castlight Health, Inc., Class B*	5,594	10,125
Computer Programs and Systems, Inc.*	666	23,690
Evolent Health, Inc., Class A*(b)	3,630	89,153
Forian, Inc.*(b)	852	10,403
Health Catalyst, Inc.*	2,092	114,244
HealthStream, Inc.*	1,184	35,982
iCAD, Inc.*	1,021	12,313
Inovalon Holdings, Inc., Class A*	3,539	144,568
Inspire Medical Systems, Inc.*	1,261	281,909
Multiplan Corp.*(b)	18,684	112,104
NantHealth, Inc.*(b)	1,243	2,735
NextGen Healthcare, Inc.*	2,626	40,073
Omnicell, Inc.*	2,016	313,024
OptimizeRx Corp.*	787	52,084
Phreesia, Inc.*	1,786	127,788
Schrodinger, Inc.*	2,125	126,841
Simulations Plus, Inc.	718	31,808
Tabula Rasa HealthCare, Inc.*	1,056	33,063
Vocera Communications, Inc.*	1,598	77,487
		1,837,619
Hotels, Restaurants & Leisure - 1.2%
Accel Entertainment, Inc.*	2,637	30,378
Bally's Corp.*	1,530	76,867
Biglari Holdings, Inc., Class B*	30	5,245
BJ's Restaurants, Inc.*	1,054	45,069
Bloomin' Brands, Inc.*	4,146	111,071
Bluegreen Vacations Holding Corp.*	713	16,321
Brinker International, Inc.*	2,127	113,305
Carrols Restaurant Group, Inc.	1,567	6,503
Century Casinos, Inc.*	1,272	17,007
Cheesecake Factory, Inc. (The)*	2,028	94,606
Chuy's Holdings, Inc.*	929	29,969

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Cracker Barrel Old Country Store, Inc.	1,112	159,661
Dave & Buster's Entertainment, Inc.*	2,022	75,663
Del Taco Restaurants, Inc.	1,403	12,346
Denny's Corp.*	2,933	48,512
Dine Brands Global, Inc.*	765	63,281
Drive Shack, Inc.*(b)	3,866	10,554
El Pollo Loco Holdings, Inc.*	892	16,181
Esports Technologies, Inc.*	118	3,834
Everi Holdings, Inc.*	3,909	88,930
Fiesta Restaurant Group, Inc.*	822	9,872
Full House Resorts, Inc.*	1,532	13,145
GAN Ltd.*(b)	1,878	32,114
Golden Entertainment, Inc.*	794	37,890
Golden Nugget Online Gaming, Inc.*	1,498	32,357
Hall of Fame Resort & Entertainment Co.*(b)	2,576	8,655
Hilton Grand Vacations, Inc.*	4,000	174,760
International Game Technology plc*	4,683	100,638
Jack in the Box, Inc.	1,073	113,695
Kura Sushi USA, Inc., Class A*	165	8,384
Lindblad Expeditions Holdings, Inc.*	1,437	21,138
Monarch Casino & Resort, Inc.*	613	38,846
Nathan's Famous, Inc.	127	8,386
NEOGAMES SA*	266	10,962
Noodles & Co.*	1,907	24,009
ONE Group Hospitality, Inc. (The)*	918	10,236
Papa John's International, Inc.	1,549	197,544
PlayAGS, Inc.*	1,287	10,540
RCI Hospitality Holdings, Inc.	389	25,133
Red Robin Gourmet Burgers, Inc.*	725	17,748
Red Rock Resorts, Inc., Class A*	2,886	135,094
Rush Street Interactive, Inc.*	2,453	36,501
Ruth's Hospitality Group, Inc.*	1,573	32,231
Scientific Games Corp.*	4,498	325,430
SeaWorld Entertainment, Inc.*	2,416	118,843
Shake Shack, Inc., Class A*	1,754	152,159
Target Hospitality Corp.*	1,169	4,653
Texas Roadhouse, Inc.	3,276	311,220
Wingstop, Inc.	1,401	240,874
		3,278,360
Household Durables - 1.0%
Aterian, Inc.*(b)	923	5,501
Bassett Furniture Industries, Inc.	432	9,284
Beazer Homes USA, Inc.*	1,366	25,558
Casper Sleep, Inc.*	1,362	6,783
Cavco Industries, Inc.*	427	109,098
Century Communities, Inc.	1,407	98,631
Ethan Allen Interiors, Inc.	1,054	25,317
Flexsteel Industries, Inc.	315	11,000
GoPro, Inc., Class A*	5,845	58,275
Green Brick Partners, Inc.*	1,442	36,036
Hamilton Beach Brands Holding Co., Class A	348	5,916
Helen of Troy Ltd.*(b)	1,147	274,351
Hooker Furniture Corp.	550	17,138
Hovnanian Enterprises, Inc., Class A*	237	25,764
Installed Building Products, Inc.	1,113	138,212
iRobot Corp.*(b)	1,311	106,348
KB Home	4,200	180,726
Landsea Homes Corp.*	276	2,426
La-Z-Boy, Inc.	2,155	75,447
Legacy Housing Corp.*	370	7,252
LGI Homes, Inc.*(b)	1,039	166,583
Lifetime Brands, Inc.	593	10,882
Lovesac Co. (The)*(b)	599	33,879
M/I Homes, Inc.*	1,339	86,218
MDC Holdings, Inc.	2,674	139,716
Meritage Homes Corp.*	1,757	195,976
Purple Innovation, Inc.*	2,355	57,462
Skyline Champion Corp.*	2,464	154,542
Sonos, Inc.*	5,633	223,799
Taylor Morrison Home Corp., Class A*	5,878	165,113
Tri Pointe Homes, Inc.*	5,508	130,925
Tupperware Brands Corp.*	2,321	55,402
Universal Electronics, Inc.*	618	31,221
VOXX International Corp.*	725	7,591
Vuzix Corp.*(b)	2,750	36,383
		2,714,755
Household Products - 0.1%
Central Garden & Pet Co.*	467	21,505
Central Garden & Pet Co., Class A*	1,894	78,923
Energizer Holdings, Inc.	3,189	125,455
Oil-Dri Corp. of America	243	8,670
WD-40 Co.	639	153,124
		387,677
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class A	1,632	48,536
Clearway Energy, Inc., Class C	3,844	120,663
Ormat Technologies, Inc.(b)	2,120	150,796
Sunnova Energy International, Inc.*	4,032	145,958
		465,953
Industrial Conglomerates - 0.0%(d)
Raven Industries, Inc.*	1,666	97,211
Insurance - 0.9%
Ambac Financial Group, Inc.*	2,132	30,040
American Equity Investment Life Holding Co.	4,001	126,792
American National Group, Inc.	350	67,375
AMERISAFE, Inc.	899	51,737
Argo Group International Holdings Ltd.	1,485	78,556
BRP Group, Inc., Class A*	2,162	81,399
Citizens, Inc.*(b)	2,336	13,946
CNO Financial Group, Inc.	6,149	150,404
Crawford & Co., Class A	764	7,617
Donegal Group, Inc., Class A	678	10,211
eHealth, Inc.*	1,144	44,216
Employers Holdings, Inc.	1,333	54,880
Enstar Group Ltd.*	645	148,782
Genworth Financial, Inc., Class A*	23,741	89,029
Goosehead Insurance, Inc., Class A	826	121,240
Greenlight Capital Re Ltd., Class A*	1,274	10,740
HCI Group, Inc.(b)	358	39,974
Heritage Insurance Holdings, Inc.	1,211	8,477
Horace Mann Educators Corp.	1,957	80,237
Independence Holding Co.	201	10,046
Investors Title Co.	64	12,279
James River Group Holdings Ltd.	1,674	61,586

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Kinsale Capital Group, Inc.	1,006	182,941
Maiden Holdings Ltd.*	3,260	10,204
MBIA, Inc.*(b)	2,245	25,121
MetroMile, Inc.*(b)	1,716	6,864
National Western Life Group, Inc., Class A	127	28,151
NI Holdings, Inc.*	403	7,867
Palomar Holdings, Inc.*(b)	1,155	103,719
ProAssurance Corp.	2,514	64,107
RLI Corp.	1,872	204,479
Safety Insurance Group, Inc.	674	54,803
Selective Insurance Group, Inc.	2,781	232,408
Selectquote, Inc.*	6,274	59,917
SiriusPoint Ltd.*	4,149	40,702
State Auto Financial Corp.	822	41,577
Stewart Information Services Corp.	1,254	78,939
Tiptree, Inc.	1,065	10,767
Trean Insurance Group, Inc.*	822	8,393
Trupanion, Inc.*	1,791	164,020
United Fire Group, Inc.	983	25,519
United Insurance Holdings Corp.	956	3,642
Universal Insurance Holdings, Inc.	1,263	17,985
		2,671,688
Interactive Media & Services - 0.2%
Cargurus, Inc.*(b)	4,348	132,092
Cars.com, Inc.*	3,209	40,818
Eventbrite, Inc., Class A*(b)	3,510	62,057
EverQuote, Inc., Class A*	884	17,406
fuboTV, Inc.*(b)	6,159	179,535
Liberty TripAdvisor Holdings, Inc., Class A*	3,406	12,738
MediaAlpha, Inc., Class A*	970	21,515
QuinStreet, Inc.*	2,324	41,623
TrueCar, Inc.*	4,605	19,341
Yelp, Inc.*	3,394	130,703
		657,828
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	1,252	39,763
CarParts.com, Inc.*	2,215	38,253
Duluth Holdings, Inc., Class B*	571	8,885
Groupon, Inc.*	1,089	26,975
Lands' End, Inc.*	666	22,544
Liquidity Services, Inc.*	1,244	30,354
Overstock.com, Inc.*(b)	2,014	145,310
PetMed Express, Inc.(b)	918	25,282
Porch Group, Inc.*(b)	743	14,860
Quotient Technology, Inc.*	4,158	30,187
RealReal, Inc. (The)*	3,684	45,829
Revolve Group, Inc.*	1,681	96,590
Shutterstock, Inc.	1,098	126,555
Stamps.com, Inc.*	831	273,316
Stitch Fix, Inc., Class A*	2,766	115,923
		1,040,626
IT Services - 0.7%
BigCommerce Holdings, Inc., Series 1*	2,202	131,107
BM Technologies, Inc.*(b)	51	497
Brightcove, Inc.*	1,883	21,391
Cantaloupe, Inc.*	2,724	27,894
Cass Information Systems, Inc.	669	30,158
Conduent, Inc.*	7,843	57,254
Contra BmTechnologies*	645	6,282
CSG Systems International, Inc.	1,521	73,327
DigitalOcean Holdings, Inc.*(b)	607	37,440
EVERTEC, Inc.	2,835	131,119
Evo Payments, Inc., Class A*	2,197	55,892
ExlService Holdings, Inc.*	1,540	189,636
GreenBox POS*(b)	815	7,946
GreenSky, Inc., Class A*	3,360	26,712
Grid Dynamics Holdings, Inc.*	1,433	38,361
Hackett Group, Inc. (The)	1,166	22,854
I3 Verticals, Inc., Class A*(b)	967	27,956
IBEX Holdings Ltd.*	271	4,873
International Money Express, Inc.*	1,498	27,324
Limelight Networks, Inc.*(b)	5,851	15,798
LiveRamp Holdings, Inc.*	3,049	149,401
Maximus, Inc.	2,868	249,774
MoneyGram International, Inc.*	3,655	32,858
Paya Holdings, Inc.*	3,853	37,181
Perficient, Inc.*	1,521	181,334
Priority Technology Holdings, Inc.*	469	2,828
Rackspace Technology, Inc.*	2,516	35,148
Repay Holdings Corp.*	3,609	83,043
StarTek, Inc.*	786	4,771
TTEC Holdings, Inc.	868	91,539
Tucows, Inc., Class A*(b)	439	32,534
Unisys Corp.*	3,070	74,325
Verra Mobility Corp.*	6,278	97,372
		2,005,929
Leisure Products - 0.3%
Acushnet Holdings Corp.	1,607	80,286
American Outdoor Brands, Inc.*	666	18,535
AMMO, Inc.*	3,086	22,682
Callaway Golf Co.*	5,422	152,141
Clarus Corp.	1,130	30,612
Escalade, Inc.	474	10,949
Genius Brands International, Inc.*(b)	13,214	22,067
Johnson Outdoors, Inc., Class A	244	28,009
Latham Group, Inc.*	1,087	23,881
Malibu Boats, Inc., Class A*	964	69,022
Marine Products Corp.	376	5,332
MasterCraft Boat Holdings, Inc.*	877	21,872
Nautilus, Inc.*	1,399	15,949
Smith & Wesson Brands, Inc.	2,489	60,060
Sturm Ruger & Co., Inc.	808	63,177
Vista Outdoor, Inc.*	2,736	111,766
		736,340
Life Sciences Tools & Services - 0.5%
Akoya Biosciences, Inc.*	361	5,765
Berkeley Lights, Inc.*	2,245	79,832
Bionano Genomics, Inc.*(b)	13,170	76,781
ChromaDex Corp.*(b)	2,195	18,723
Codexis, Inc.*	2,819	76,169
Fluidigm Corp.*(b)	3,504	25,264
Harvard Bioscience, Inc.*	1,805	14,909
Inotiv, Inc.*	611	15,904
Medpace Holdings, Inc.*	1,359	247,814
NanoString Technologies, Inc.*	2,123	123,559
NeoGenomics, Inc.*	5,320	258,658
Pacific Biosciences of California, Inc.*	9,102	284,984
Personalis, Inc.*	1,662	35,201
Quanterix Corp.*	1,449	73,972
Seer, Inc.*	716	28,626
		1,366,161

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Machinery - 2.0%
AgEagle Aerial Systems, Inc.*(b)	3,122	11,052
Alamo Group, Inc.	473	73,320
Albany International Corp., Class A	1,443	113,030
Altra Industrial Motion Corp.	3,033	177,613
Astec Industries, Inc.	1,064	65,053
Barnes Group, Inc.	2,214	105,541
Blue Bird Corp.*	739	15,999
Chart Industries, Inc.*	1,709	321,941
CIRCOR International, Inc.*	863	30,852
Columbus McKinnon Corp.	1,303	60,003
Commercial Vehicle Group, Inc.*	1,500	15,765
Desktop Metal, Inc., Class A*(b)	3,911	32,461
Douglas Dynamics, Inc.	1,058	42,045
Energy Recovery, Inc.*	1,973	40,308
Enerpac Tool Group Corp.	2,827	71,127
EnPro Industries, Inc.	967	82,688
ESCO Technologies, Inc.	1,200	108,144
Evoqua Water Technologies Corp.*	5,422	211,024
ExOne Co. (The)*(b)	800	19,640
Federal Signal Corp.	2,816	114,414
Franklin Electric Co., Inc.	2,169	184,322
Gorman-Rupp Co. (The)	1,066	37,385
Greenbrier Cos., Inc. (The)(b)	1,513	66,723
Helios Technologies, Inc.	1,514	123,573
Hillenbrand, Inc.	3,517	163,259
Hydrofarm Holdings Group, Inc.*(b)	524	26,494
Hyliion Holdings Corp.*(b)	5,490	48,477
Hyster-Yale Materials Handling, Inc.	469	27,488
Ideanomics, Inc.*(b)	19,125	48,004
John Bean Technologies Corp.	1,464	213,583
Kadant, Inc.	537	112,298
Kennametal, Inc.	3,912	145,448
Lindsay Corp.	516	85,011
Luxfer Holdings plc	1,330	28,396
Lydall, Inc.*	819	50,762
Manitowoc Co., Inc. (The)*	1,609	39,018
Mayville Engineering Co., Inc.*	422	6,296
Meritor, Inc.*	3,289	78,015
Miller Industries, Inc.	522	19,429
Mueller Industries, Inc.	2,628	117,235
Mueller Water Products, Inc., Class A	7,378	122,622
Nikola Corp.*(b)	9,388	97,917
NN, Inc.*	2,004	10,902
Omega Flex, Inc.	144	21,888
Park-Ohio Holdings Corp.	399	10,286
Proto Labs, Inc.*	1,300	96,408
RBC Bearings, Inc.*	1,158	268,100
REV Group, Inc.	1,332	21,658
Rexnord Corp.	5,621	341,532
Shyft Group, Inc. (The)	1,617	71,164
SPX Corp.*	2,056	128,459
SPX FLOW, Inc.	1,972	158,805
Standex International Corp.	567	56,269
Tennant Co.	866	64,067
Terex Corp.	3,207	163,717
Titan International, Inc.*	2,360	19,612
TriMas Corp.*	2,022	64,926
Trinity Industries, Inc.	4,059	117,833
Wabash National Corp.	2,412	37,483
Watts Water Technologies, Inc., Class A	1,289	221,154
Welbilt, Inc.*	6,118	143,161
		5,571,199
Marine - 0.1%
Costamare, Inc.	2,471	35,533
Eagle Bulk Shipping, Inc.*	388	19,163
Genco Shipping & Trading Ltd.	1,505	29,333
Matson, Inc.	2,013	159,369
Safe Bulkers, Inc.*	2,571	10,387
		253,785
Media - 0.5%
Advantage Solutions, Inc.*	3,577	31,156
AMC Networks, Inc., Class A*	1,361	64,688
Boston Omaha Corp., Class A*	819	29,279
Cardlytics, Inc.*	1,496	135,807
Clear Channel Outdoor Holdings, Inc.*	17,003	44,718
comScore, Inc.*	3,215	12,474
Daily Journal Corp.*	60	20,400
Digital Media Solutions, Inc.*	138	1,081
Emerald Holding, Inc.*	1,133	5,642
Entercom Communications Corp.*	5,519	19,592
Entravision Communications Corp., Class A	2,778	19,363
EW Scripps Co. (The), Class A	2,681	49,706
Fluent, Inc.*	2,031	5,524
Gannett Co., Inc.*	6,593	41,866
Gray Television, Inc.	4,000	90,960
Hemisphere Media Group, Inc.*	746	9,191
iHeartMedia, Inc., Class A*	5,246	130,520
John Wiley & Sons, Inc., Class A	2,018	117,246
Loral Space & Communications, Inc.(b)	604	25,374
Magnite, Inc.*	4,919	142,749
Meredith Corp.*	1,864	80,171
National CineMedia, Inc.	2,758	7,060
Scholastic Corp.	1,363	45,306
Sinclair Broadcast Group, Inc., Class A	2,153	64,612
Stagwell, Inc.*	2,923	20,403
TechTarget, Inc.*	1,197	101,242
TEGNA, Inc.	10,358	183,544
Thryv Holdings, Inc.*	305	9,452
WideOpenWest, Inc.*	2,456	52,116
		1,561,242
Metals & Mining - 0.6%
Allegheny Technologies, Inc.*	5,971	106,642
Arconic Corp.*	5,171	178,348
Carpenter Technology Corp.	2,232	74,437
Century Aluminum Co.*	2,406	30,845
Coeur Mining, Inc.*	11,364	80,116
Commercial Metals Co.	5,622	183,390
Compass Minerals International, Inc.	1,601	107,155
Constellium SE, Class A*	5,746	116,184
Gatos Silver, Inc.*	1,616	23,173
Haynes International, Inc.	581	22,804
Hecla Mining Co.	24,895	153,104
Kaiser Aluminum Corp.	739	93,306
Materion Corp.	959	70,036
MP Materials Corp.*(b)	3,412	114,541
Novagold Resources, Inc.*	11,111	80,333
Olympic Steel, Inc.	437	11,913
Perpetua Resources Corp.*(b)	1,255	6,363
PolyMet Mining Corp.*(b)	1,352	4,556

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Ryerson Holding Corp.	769	17,802
Schnitzer Steel Industries, Inc., Class A	1,213	57,387
SunCoke Energy, Inc.	3,894	27,063
TimkenSteel Corp.*	2,129	29,125
Warrior Met Coal, Inc.	2,413	54,027
Worthington Industries, Inc.	1,618	93,763
		1,736,413
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AFC Gamma, Inc.	337	7,181
Apollo Commercial Real Estate Finance, Inc.	6,570	102,164
Arbor Realty Trust, Inc.	5,960	108,949
Ares Commercial Real Estate Corp.	1,768	27,899
ARMOUR Residential REIT, Inc.	3,310	35,947
Blackstone Mortgage Trust, Inc., Class A	6,486	212,806
BrightSpire Capital, Inc.	3,953	39,609
Broadmark Realty Capital, Inc.	6,013	63,197
Capstead Mortgage Corp.	4,465	30,764
Chimera Investment Corp.	10,775	165,073
Dynex Capital, Inc.	1,420	25,219
Ellington Financial, Inc.(b)	1,920	35,558
Granite Point Mortgage Trust, Inc.	2,562	35,253
Great Ajax Corp.	1,015	14,342
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	3,590	216,728
Invesco Mortgage Capital, Inc.(b)	11,616	36,242
KKR Real Estate Finance Trust, Inc.	1,513	32,272
Ladder Capital Corp.	5,324	60,747
MFA Financial, Inc.	20,730	99,504
New York Mortgage Trust, Inc.	17,783	78,601
Orchid Island Capital, Inc.(b)	4,443	22,304
PennyMac Mortgage Investment Trust	4,586	89,014
Ready Capital Corp.	2,712	41,521
Redwood Trust, Inc.	5,294	66,016
TPG RE Finance Trust, Inc.	2,809	35,393
Two Harbors Investment Corp.	14,698	97,007
		1,779,310
Multiline Retail - 0.2%
Big Lots, Inc.	1,624	79,024
Dillard's, Inc., Class A	293	55,805
Franchise Group, Inc.	1,324	45,982
Macy's, Inc.*	14,702	329,178
		509,989
Multi-Utilities - 0.2%
Avista Corp.	3,248	135,929
Black Hills Corp.	2,955	207,825
NorthWestern Corp.	2,380	151,368
Unitil Corp.	694	34,422
		529,544
Oil, Gas & Consumable Fuels - 1.5%
Aemetis, Inc.*	1,086	12,076
Alto Ingredients, Inc.*	3,351	17,057
Altus Midstream Co.(b)	154	10,038
Antero Resources Corp.*	13,400	183,848
Arch Resources, Inc.*	713	53,967
Berry Corp.	3,162	18,972
Bonanza Creek Energy, Inc.	1,449	56,337
Brigham Minerals, Inc., Class A	2,043	39,062
California Resources Corp.*	3,938	134,798
Callon Petroleum Co.*(b)	1,861	63,590
Centennial Resource Development, Inc., Class A*	8,468	43,187
Centrus Energy Corp., Class A*	441	12,749
Chesapeake Energy Corp.	4,630	258,400
Clean Energy Fuels Corp.*(b)	6,507	51,601
CNX Resources Corp.*	10,241	116,338
Comstock Resources, Inc.*	4,290	25,354
CONSOL Energy, Inc.*	1,604	36,619
Contango Oil & Gas Co.*	6,881	24,978
CVR Energy, Inc.(b)	1,384	19,930
Delek US Holdings, Inc.*	3,067	52,476
Denbury, Inc.*	2,364	166,260
DHT Holdings, Inc.	6,782	37,504
Dorian LPG Ltd.	1,398	18,482
Earthstone Energy, Inc., Class A*	1,118	9,246
Energy Fuels, Inc.*(b)	6,599	35,701
Equitrans Midstream Corp.	19,150	167,179
Extraction Oil & Gas, Inc.*	729	33,191
Falcon Minerals Corp.	1,866	8,285
Frontline Ltd.(b)	5,596	40,403
Gevo, Inc.*(b)	9,136	56,917
Golar LNG Ltd.*	4,814	54,157
Green Plains, Inc.*(b)	2,006	70,411
HighPeak Energy, Inc.(b)	229	2,214
International Seaways, Inc.	1,789	30,771
Kosmos Energy Ltd.*	18,974	44,779
Laredo Petroleum, Inc.*	587	31,716
Magnolia Oil & Gas Corp., Class A	6,518	102,202
Matador Resources Co.	5,184	149,040
Meta Materials, Inc.*(b)	2,880	13,392
Murphy Oil Corp.	6,854	145,716
Nordic American Tankers Ltd.(b)	7,071	16,758
Northern Oil and Gas, Inc.	2,238	37,151
Oasis Petroleum, Inc.	946	81,914
Ovintiv, Inc.	12,258	334,153
Par Pacific Holdings, Inc.*	2,095	34,547
PBF Energy, Inc., Class A*	4,500	46,800
PDC Energy, Inc.	4,648	194,054
Peabody Energy Corp.*(b)	3,242	51,807
Penn Virginia Corp.*	715	14,801
Range Resources Corp.*	11,186	163,539
Renewable Energy Group, Inc.*	2,097	101,537
REX American Resources Corp.*	249	21,105
Riley Exploration Permian, Inc.	110	2,222
Scorpio Tankers, Inc.	2,279	36,943
SFL Corp. Ltd.	4,896	39,315
SM Energy Co.	5,460	104,286
Southwestern Energy Co.*	31,729	144,367
Talos Energy, Inc.*	1,725	21,390
Teekay Corp.*(b)	3,255	9,863
Teekay Tankers Ltd., Class A*	1,116	12,778
Tellurian, Inc.*	14,845	47,356
Uranium Energy Corp.*(b)	9,932	24,929
Ur-Energy, Inc.*	8,472	11,014
Vine Energy, Inc., Class A*(b)	966	14,364
W&T Offshore, Inc.*	4,394	14,324
Whiting Petroleum Corp.*	1,844	86,576
World Fuel Services Corp.	2,916	94,362
		4,211,198
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	766	24,888
Domtar Corp.*	2,340	128,302
Glatfelter Corp.	2,052	32,422
Neenah, Inc.	788	39,707

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Schweitzer-Mauduit International, Inc.	1,467	56,142
Verso Corp., Class A	1,403	26,727
		308,188
Personal Products - 0.2%
Beauty Health Co. (The)*	2,175	55,919
BellRing Brands, Inc., Class A*	1,867	63,049
Edgewell Personal Care Co.	2,544	107,611
elf Beauty, Inc.*	2,137	66,140
Honest Co., Inc. (The)*(b)	1,165	11,860
Inter Parfums, Inc.	836	60,643
Medifast, Inc.	545	124,206
Nature's Sunshine Products, Inc.	559	9,570
Nu Skin Enterprises, Inc., Class A	2,328	117,843
Revlon, Inc., Class A*(b)	327	3,731
USANA Health Sciences, Inc.*	595	57,733
Veru, Inc.*	2,964	26,439
		704,744
Pharmaceuticals - 0.8%
9 Meters Biopharma, Inc.*	9,949	12,934
Aclaris Therapeutics, Inc.*	2,034	32,971
Aerie Pharmaceuticals, Inc.*(b)	1,983	29,567
Amneal Pharmaceuticals, Inc.*	4,670	26,339
Amphastar Pharmaceuticals, Inc.*	1,734	34,090
Ampio Pharmaceuticals, Inc.*	8,909	14,611
Angion Biomedica Corp.*	275	3,028
ANI Pharmaceuticals, Inc.*(b)	462	14,012
Antares Pharma, Inc.*(b)	7,817	30,799
Arvinas, Inc.*	2,043	176,127
Atea Pharmaceuticals, Inc.*(b)	3,019	89,725
Athira Pharma, Inc.*(b)	1,512	16,012
Avalo Therapeutics, Inc.*	2,482	7,694
Axsome Therapeutics, Inc.*	1,300	33,384
BioDelivery Sciences International, Inc.*	4,357	16,818
Cara Therapeutics, Inc.*	2,081	32,838
Cassava Sciences, Inc.*(b)	1,789	101,705
Citius Pharmaceuticals, Inc.*(b)	5,320	11,970
Collegium Pharmaceutical, Inc.*	1,648	33,833
Corcept Therapeutics, Inc.*	4,529	96,377
CorMedix, Inc.*(b)	1,773	11,454
Cymabay Therapeutics, Inc.*(b)	3,246	12,854
Durect Corp.*	10,590	14,720
Edgewise Therapeutics, Inc.*	573	9,076
Endo International plc*	10,728	24,567
Esperion Therapeutics, Inc.*(b)	1,227	15,976
Evolus, Inc.*	1,510	16,006
EyePoint Pharmaceuticals, Inc.*(b)	990	10,831
Fulcrum Therapeutics, Inc.*	1,037	30,799
Harmony Biosciences Holdings, Inc.*	1,049	35,551
Ikena Oncology, Inc.*	418	5,380
Innoviva, Inc.*	2,961	45,185
Intra-Cellular Therapies, Inc.*	3,308	109,826
Kala Pharmaceuticals, Inc.*(b)	2,260	7,639
Kaleido Biosciences, Inc.*(b)	912	5,600
KemPharm, Inc.*(b)	1,339	12,453
Landos Biopharma, Inc.*(b)	305	4,050
Marinus Pharmaceuticals, Inc.*(b)	1,728	21,358
Mind Medicine MindMed, Inc.*	15,080	43,581
NGM Biopharmaceuticals, Inc.*	1,472	32,134
Nuvation Bio, Inc.*(b)	1,660	15,322
Ocular Therapeutix, Inc.*	3,592	37,931
Omeros Corp.*(b)	2,817	45,917
Oramed Pharmaceuticals, Inc.*(b)	1,255	24,698
Pacira BioSciences, Inc.*	2,043	121,129
Paratek Pharmaceuticals, Inc.*	2,144	11,921
Phathom Pharmaceuticals, Inc.*	950	33,810
Phibro Animal Health Corp., Class A	956	23,221
Pliant Therapeutics, Inc.*	1,123	20,483
Prestige Consumer Healthcare, Inc.*	2,346	134,637
Provention Bio, Inc.*(b)	2,600	17,446
Rain Therapeutics, Inc.*(b)	348	6,100
Reata Pharmaceuticals, Inc., Class A*	1,286	136,972
Relmada Therapeutics, Inc.*	705	16,857
Revance Therapeutics, Inc.*	3,288	88,053
Seelos Therapeutics, Inc.*(b)	3,553	7,817
SIGA Technologies, Inc.*	2,316	15,123
Supernus Pharmaceuticals, Inc.*	2,303	63,402
Tarsus Pharmaceuticals, Inc.*(b)	400	10,600
Terns Pharmaceuticals, Inc.*	412	5,546
TherapeuticsMD, Inc.*(b)	16,939	13,466
Theravance Biopharma, Inc.*	2,498	20,733
Verrica Pharmaceuticals, Inc.*(b)	620	6,944
WaVe Life Sciences Ltd.*	1,759	11,134
Zogenix, Inc.*	2,621	38,817
		2,211,953
Professional Services - 0.8%
Acacia Research Corp.*	2,297	13,989
ASGN, Inc.*	2,431	272,734
Atlas Technical Consultants, Inc.*	627	6,345
Barrett Business Services, Inc.	351	27,202
CBIZ, Inc.*	2,343	79,920
CRA International, Inc.	328	30,501
Exponent, Inc.	2,429	283,950
Forrester Research, Inc.*	524	24,916
Franklin Covey Co.*	581	25,256
GP Strategies Corp.*	587	12,139
Heidrick & Struggles International, Inc.	911	39,373
HireQuest, Inc.(b)	235	4,359
Huron Consulting Group, Inc.*	1,049	51,789
ICF International, Inc.	869	81,390
Insperity, Inc.	1,702	187,799
KBR, Inc.	6,620	257,783
Kelly Services, Inc., Class A	1,649	32,057
Kforce, Inc.	963	56,258
Korn Ferry	2,503	176,937
ManTech International Corp., Class A	1,283	101,575
Mistras Group, Inc.*	934	9,910
Rekor Systems, Inc.*(b)	1,464	15,987
Resources Connection, Inc.	1,475	23,305
TriNet Group, Inc.*	1,899	174,860
TrueBlue, Inc.*	1,639	44,794
Upwork, Inc.*	5,462	244,206
Willdan Group, Inc.*	518	19,586
		2,298,920
Real Estate Management & Development - 0.4%
Cushman & Wakefield plc*	5,498	99,734
eXp World Holdings, Inc.	2,910	133,423
Fathom Holdings, Inc.*(b)	239	6,831
Forestar Group, Inc.*	801	16,653
FRP Holdings, Inc.*	319	18,406
Kennedy-Wilson Holdings, Inc.	5,619	123,562

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Marcus & Millichap, Inc.*	1,114	43,691
Newmark Group, Inc., Class A	6,992	95,231
Rafael Holdings, Inc., Class B*	460	19,251
RE/MAX Holdings, Inc., Class A	866	29,002
Realogy Holdings Corp.*	5,396	94,700
Redfin Corp.*(b)	4,763	231,339
RMR Group, Inc. (The), Class A	716	33,179
St Joe Co. (The)	1,560	72,181
Tejon Ranch Co.*	971	18,663
		1,035,846
Road & Rail - 0.3%
ArcBest Corp.	1,185	79,075
Avis Budget Group, Inc.*	2,396	217,437
Covenant Logistics Group, Inc., Class A*	570	13,885
Daseke, Inc.*	1,963	18,550
Heartland Express, Inc.	2,230	37,419
HyreCar, Inc.*(b)	821	9,228
Marten Transport Ltd.	2,786	43,434
PAM Transportation Services, Inc.*	166	5,805
Saia, Inc.*	1,245	298,962
Universal Logistics Holdings, Inc.	363	7,939
US Xpress Enterprises, Inc., Class A*	1,261	11,021
Werner Enterprises, Inc.	2,934	138,368
Yellow Corp.*	2,359	14,366
		895,489
Semiconductors & Semiconductor Equipment - 1.5%
Alpha & Omega Semiconductor Ltd.*	988	28,701
Ambarella, Inc.*	1,638	169,648
Amkor Technology, Inc.	4,781	131,334
Atomera, Inc.*(b)	954	23,535
Axcelis Technologies, Inc.*	1,562	77,647
AXT, Inc.*(b)	1,866	17,372
CEVA, Inc.*	1,059	51,097
CMC Materials, Inc.	1,370	181,689
Cohu, Inc.*	2,244	80,066
Diodes, Inc.*	2,040	197,533
DSP Group, Inc.*	1,056	23,126
FormFactor, Inc.*	3,642	141,601
Ichor Holdings Ltd.*	1,302	57,692
Impinj, Inc.*	869	50,654
Kopin Corp.*	3,635	21,374
Kulicke & Soffa Industries, Inc.	2,868	201,305
Lattice Semiconductor Corp.*	6,350	394,462
MACOM Technology Solutions Holdings, Inc.*	2,282	138,540
MaxLinear, Inc.*	3,274	171,001
NeoPhotonics Corp.*	2,365	22,089
NVE Corp.	223	15,657
Onto Innovation, Inc.*	2,282	169,165
PDF Solutions, Inc.*	1,392	31,348
Photronics, Inc.*	2,885	43,477
Power Integrations, Inc.	2,823	306,691
Rambus, Inc.*	5,251	124,974
Semtech Corp.*	3,026	211,578
Silicon Laboratories, Inc.*	2,081	328,007
SiTime Corp.*	605	128,768
SkyWater Technology, Inc.*(b)	370	12,351
SMART Global Holdings, Inc.*	667	32,323
SunPower Corp.*(b)	3,747	80,748
Synaptics, Inc.*	1,652	313,516
Ultra Clean Holdings, Inc.*	2,034	94,052
Veeco Instruments, Inc.*	2,328	53,055
		4,126,176
Software - 3.1%
8x8, Inc.*	4,982	120,315
A10 Networks, Inc.*	2,812	39,059
ACI Worldwide, Inc.*	5,521	177,942
Agilysys, Inc.*	892	50,692
Alarm.com Holdings, Inc.*	2,210	186,369
Alkami Technology, Inc.*	320	9,139
Altair Engineering, Inc., Class A*(b)	2,125	157,229
American Software, Inc., Class A	1,451	36,812
Appfolio, Inc., Class A*	873	103,101
Appian Corp.*(b)	1,840	197,248
Asana, Inc., Class A*	3,457	261,176
Avaya Holdings Corp.*	3,860	77,856
Benefitfocus, Inc.*	1,163	14,037
Blackbaud, Inc.*	2,263	157,708
Blackline, Inc.*(b)	2,516	274,496
Bottomline Technologies DE, Inc.*	2,071	87,541
Box, Inc., Class A*	6,889	177,598
BTRS Holdings, Inc.*	2,217	24,187
Cerence, Inc.*	1,769	191,830
ChannelAdvisor Corp.*	1,368	35,048
Cleanspark, Inc.*(b)	1,533	21,155
Cloudera, Inc.*	10,836	172,618
CommVault Systems, Inc.*	1,977	160,078
Cornerstone OnDemand, Inc.*	2,951	169,092
Digimarc Corp.*	597	17,456
Digital Turbine, Inc.*	3,957	231,287
Domo, Inc., Class B*	1,293	115,724
E2open Parent Holdings, Inc.*	1,955	23,343
Ebix, Inc.(b)	1,245	35,831
eGain Corp.*	956	11,262
Envestnet, Inc.*	2,545	203,269
GTY Technology Holdings, Inc.*	1,509	11,136
Intelligent Systems Corp.*(b)	344	13,275
InterDigital, Inc.	1,447	104,343
J2 Global, Inc.*	2,037	280,495
JFrog Ltd.*	2,413	92,756
LivePerson, Inc.*(b)	3,002	192,428
Marathon Digital Holdings, Inc.*	4,470	181,437
MicroStrategy, Inc., Class A*(b)	375	260,363
Mimecast Ltd.*	2,794	195,049
Mitek Systems, Inc.*	1,967	44,002
Model N, Inc.*	1,626	55,138
Momentive Global, Inc.*	5,998	117,621
ON24, Inc.*	422	9,541
OneSpan, Inc.*	1,649	31,776
PagerDuty, Inc.*	3,782	161,870
Ping Identity Holding Corp.*(b)	2,035	52,808
Progress Software Corp.	2,060	95,914
PROS Holdings, Inc.*	1,869	80,816
Q2 Holdings, Inc.*	2,564	225,863
QAD, Inc., Class A	560	48,726
Qualys, Inc.*	1,596	187,339
Rapid7, Inc.*(b)	2,571	312,428
Rimini Street, Inc.*	2,056	19,635
Riot Blockchain, Inc.*(b)	3,951	147,451
Sailpoint Technologies Holdings, Inc.*	4,242	198,780
Sapiens International Corp. NV	1,447	41,297
SecureWorks Corp., Class A*	451	9,227
ShotSpotter, Inc.*	397	15,813
Smith Micro Software, Inc.*	2,085	10,404

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Sprout Social, Inc., Class A*	2,066	251,226
SPS Commerce, Inc.*	1,692	229,317
Sumo Logic, Inc.*	3,818	79,605
Telos Corp.*	814	26,862
Tenable Holdings, Inc.*	4,248	188,484
Upland Software, Inc.*	1,340	52,233
Varonis Systems, Inc.*	4,957	342,083
Verint Systems, Inc.*	3,017	134,679
Veritone, Inc.*	1,329	27,736
Viant Technology, Inc., Class A*	506	6,958
VirnetX Holding Corp.*(b)	2,967	13,322
Vonage Holdings Corp.*	11,311	159,485
Workiva, Inc.*	1,964	275,490
Xperi Holding Corp.	4,922	105,183
Yext, Inc.*	5,197	70,263
Zix Corp.*	2,507	19,404
Zuora, Inc., Class A*	4,911	83,389
		8,803,948
Specialty Retail - 1.3%
Aaron's Co., Inc. (The)	1,590	42,167
Abercrombie & Fitch Co., Class A*	2,868	102,560
Academy Sports & Outdoors, Inc.*	2,897	128,250
American Eagle Outfitters, Inc.	7,129	217,577
America's Car-Mart, Inc.*	279	36,083
Arko Corp.*	963	9,957
Asbury Automotive Group, Inc.*	912	169,851
Barnes & Noble Education, Inc.*	1,801	14,696
Bed Bath & Beyond, Inc.*	5,140	141,556
Big 5 Sporting Goods Corp.(b)	969	26,938
Blink Charging Co.*	1,709	55,423
Boot Barn Holdings, Inc.*	1,351	120,617
Buckle, Inc. (The)	1,396	54,067
Caleres, Inc.	1,723	42,369
Camping World Holdings, Inc., Class A	2,000	79,880
CarLotz, Inc.*(b)	2,038	8,376
Cato Corp. (The), Class A	922	15,914
Chico's FAS, Inc.*	5,632	29,117
Children's Place, Inc. (The)*	663	57,575
Citi Trends, Inc.*	419	36,093
Conn's, Inc.*	835	20,541
Container Store Group, Inc. (The)*	1,490	17,284
Designer Brands, Inc., Class A*	2,814	40,803
Genesco, Inc.*	684	42,428
Group 1 Automotive, Inc.	817	135,164
GrowGeneration Corp.*	2,527	80,839
Guess?, Inc.	1,887	45,646
Haverty Furniture Cos., Inc.	778	27,720
Hibbett, Inc.	761	72,820
JOANN, Inc.	543	7,445
Kirkland's, Inc.*	661	12,638
Lazydays Holdings, Inc.*	343	8,427
Lumber Liquidators Holdings, Inc.*	1,344	28,036
MarineMax, Inc.*	1,006	48,912
Monro, Inc.	1,554	88,438
Murphy USA, Inc.	1,177	182,765
National Vision Holdings, Inc.*(b)	3,817	228,944
ODP Corp. (The)*	2,292	108,114
OneWater Marine, Inc., Class A	476	19,273
Party City Holdco, Inc.*	5,175	35,242
Rent-A-Center, Inc.	3,087	194,728
Sally Beauty Holdings, Inc.*	5,281	98,174
Shift Technologies, Inc.*(b)	2,909	21,643
Shoe Carnival, Inc.	822	31,466
Signet Jewelers Ltd.	2,441	193,327
Sleep Number Corp.*	1,115	103,149
Sonic Automotive, Inc., Class A	1,021	51,601
Sportsman's Warehouse Holdings, Inc.*	2,036	36,119
Tilly's, Inc., Class A	1,063	16,551
TravelCenters of America, Inc.*	581	24,385
Urban Outfitters, Inc.*	3,212	106,060
Winmark Corp.	170	35,637
Zumiez, Inc.*	1,017	40,873
		3,594,258
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*	5,685	173,051
Avid Technology, Inc.*	1,691	43,645
Corsair Gaming, Inc.*(b)	1,261	36,506
Diebold Nixdorf, Inc.*	3,366	36,622
Eastman Kodak Co.*(b)	2,103	15,310
Quantum Corp.*	2,615	16,318
Super Micro Computer, Inc.*	2,019	73,774
Turtle Beach Corp.*(b)	703	19,972
		415,198
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc.*	3,021	431,459
Fossil Group, Inc.*	2,210	29,614
G-III Apparel Group Ltd.*	2,063	63,809
Kontoor Brands, Inc.	2,430	131,123
Movado Group, Inc.	734	26,527
Oxford Industries, Inc.	755	68,176
PLBY Group, Inc.*(b)	511	12,698
Rocky Brands, Inc.	323	16,047
Steven Madden Ltd.	3,843	155,526
Superior Group of Cos., Inc.	537	12,802
Unifi, Inc.*	621	14,432
Vera Bradley, Inc.*	1,205	13,809
Wolverine World Wide, Inc.	3,802	136,340
		1,112,362
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc.*	2,672	129,539
Bridgewater Bancshares, Inc.*	985	16,105
Capitol Federal Financial, Inc.	6,087	70,244
Columbia Financial, Inc.*	1,880	33,896
Essent Group Ltd.	5,183	244,016
Federal Agricultural Mortgage Corp., Class C	423	41,412
Finance of America Cos., Inc., Class A*	1,564	8,602
Flagstar Bancorp, Inc.	2,440	120,682
FS Bancorp, Inc.	343	11,720
Hingham Institution For Savings (The)	75	24,337
Home Bancorp, Inc.	362	13,546
Home Point Capital, Inc.(b)	342	1,354
HomeStreet, Inc.	968	39,543
Kearny Financial Corp.	3,416	43,349
Luther Burbank Corp.	727	9,429
Merchants Bancorp	466	17,088
Meridian Bancorp, Inc.	2,188	45,467
Meta Financial Group, Inc.	1,469	72,260
Mr Cooper Group, Inc.*	3,318	129,004
NMI Holdings, Inc., Class A*	3,934	88,790
Northfield Bancorp, Inc.	2,141	36,183
Northwest Bancshares, Inc.	5,737	74,696
Ocwen Financial Corp.*	377	10,669
PCSB Financial Corp.	634	11,558
PennyMac Financial Services, Inc.	1,655	110,140

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Pioneer Bancorp, Inc.*	544	6,686
Premier Financial Corp.	1,733	52,683
Provident Bancorp, Inc.	737	11,962
Provident Financial Services, Inc.	3,559	78,547
Radian Group, Inc.	9,004	212,765
Southern Missouri Bancorp, Inc.	368	16,604
TrustCo Bank Corp.	883	28,335
Velocity Financial, Inc.*	403	5,187
Walker & Dunlop, Inc.	1,364	151,472
Washington Federal, Inc.	3,379	112,521
Waterstone Financial, Inc.	1,016	20,604
WSFS Financial Corp.	2,204	100,084
		2,201,079
Tobacco - 0.1%
22nd Century Group, Inc.*	7,070	25,240
Turning Point Brands, Inc.	680	33,837
Universal Corp.	1,130	57,178
Vector Group Ltd.	6,727	101,039
		217,294
Trading Companies & Distributors - 0.7%
Alta Equipment Group, Inc.*	884	11,722
Applied Industrial Technologies, Inc.	1,813	161,012
Beacon Roofing Supply, Inc.*	2,611	134,414
BlueLinx Holdings, Inc.*	423	24,348
Boise Cascade Co.	1,844	106,675
CAI International, Inc.	762	42,649
Custom Truck One Source, Inc.*(b)	614	5,262
DXP Enterprises, Inc.*	833	24,973
EVI Industries, Inc.*(b)	274	6,664
GATX Corp.	1,655	151,730
Global Industrial Co.	597	22,979
GMS, Inc.*	2,004	99,018
H&E Equipment Services, Inc.	1,507	51,313
Herc Holdings, Inc.*	1,170	153,796
Karat Packaging, Inc.*	221	5,187
Lawson Products, Inc.*	225	11,869
McGrath RentCorp	1,129	78,782
MRC Global, Inc.*	3,768	30,898
NOW, Inc.*	5,161	39,636
Rush Enterprises, Inc., Class A	1,978	87,230
Rush Enterprises, Inc., Class B	311	13,183
Textainer Group Holdings Ltd.*	2,244	74,546
Titan Machinery, Inc.*	913	26,221
Transcat, Inc.*	326	22,090
Triton International Ltd.	3,122	170,836
Veritiv Corp.*	722	64,742
WESCO International, Inc.*	2,088	244,338
Willis Lease Finance Corp.*	121	4,556
		1,870,669
Transportation Infrastructure - 0.0%(d)
Macquarie Infrastructure Corp.	3,453	137,602
Water Utilities - 0.2%
American States Water Co.	1,726	159,154
Artesian Resources Corp., Class A	376	14,818
Cadiz, Inc.*(b)	929	12,486
California Water Service Group	2,381	151,313
Global Water Resources, Inc.	591	11,820
Middlesex Water Co.	815	89,169
Pure Cycle Corp.*	905	13,530
SJW Group	1,298	89,990
York Water Co. (The)	615	31,716
		573,996
Wireless Telecommunication Services - 0.1%
Gogo, Inc.*	2,767	37,216
Shenandoah Telecommunications Co.	2,265	67,565
Telephone and Data Systems, Inc.	4,734	96,195
United States Cellular Corp.*	718	22,940
		223,916
TOTAL COMMON STOCKS (Cost $152,786,281)		138,693,217

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%(d)

Capital Markets - 0.0%(d)
GAMCO Investors, Inc.
4.00%, 6/15/2023(f) (Cost $2,000)	2,000	2,000

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(e)(g)	687	—
Oncternal Therapeutics, Inc., CVR*(e)(g)	42	—
Tobira Therapeutics, Inc., CVR*(e)(g)	756	—
		—
Food Products - 0.0%(d)
Contraf-Nicotex-Tobacco GmbH*(e)(g)	2,444	1,222

Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR, expiring 12/31/2050*(e)(g)	2	—
Omthera Pharmaceuticals, Inc., CVR*(e)(g)	3,327	—
		—
TOTAL RIGHTS (Cost $1,951)		1,222

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(h) - 1.1%

INVESTMENT COMPANIES - 1.1%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $3,024,449)	3,024,449	3,024,449

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 18.0%

REPURCHASE AGREEMENTS(i) - 18.0%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $50,728,837
(Cost $50,728,770)	50,728,770	50,728,770

Total Investments - 68.2% (Cost $206,543,451)		192,449,658
Other assets less liabilities - 31.8%		89,821,470
Net Assets - 100.0%		282,271,128

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $14,809,017.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $7,776,144, collateralized in the form of cash with a value of $3,024,449 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $4,877,873 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $7,902,322.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of August 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2021 amounted to $1,222, which represents approximately 0.00% of net assets of the Fund.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of August 31, 2021.
(g)	Illiquid security.
(h)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $3,024,449.
(i)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	153	9/17/2021	USD	$17,374,680	$711,291

Swap Agreements

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
31,102,900	12/6/2021	Bank of America NA	0.36%	Russell 2000® Index	38,136,525
26,985,102	11/8/2021	BNP Paribas SA	0.21%	Russell 2000® Index	13,185,530
54,636,419	12/6/2021	Citibank NA	0.35%	Russell 2000® Index	(921,016)
58,686,004	11/8/2021	Goldman Sachs International	0.33%	Russell 2000® Index	19,247,831
13,856,076	11/7/2022	Morgan Stanley & Co. International plc	0.06%	iShares® Russell 2000 ETF	1,352,366
80,830,250	11/7/2022	Morgan Stanley & Co. International plc	(0.20)%	Russell 2000® Index	3,722,098
74,936,638	11/7/2022	Societe Generale	0.40%	Russell 2000® Index	7,552,709
67,533,243	11/8/2021	UBS AG	0.10%	Russell 2000® Index	8,968,447
408,566,632					91,244,490
				Total Unrealized Appreciation	92,165,506
				Total Unrealized Depreciation	(921,016)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 77.1%

Aerospace & Defense - 1.2%
Boeing Co. (The)*	51,861	11,383,490
General Dynamics Corp.	21,595	4,325,695
Howmet Aerospace, Inc.	36,877	1,170,845
Huntington Ingalls Industries, Inc.	3,795	774,825
L3Harris Technologies, Inc.	19,338	4,505,947
Lockheed Martin Corp.	23,074	8,302,025
Northrop Grumman Corp.	14,122	5,192,659
Raytheon Technologies Corp.	142,933	12,115,001
Teledyne Technologies, Inc.*	4,381	2,030,068
Textron, Inc.	21,293	1,547,362
TransDigm Group, Inc.*	5,179	3,146,087
		54,494,004
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	12,546	1,129,893
Expeditors International of Washington, Inc.	15,933	1,985,889
FedEx Corp.	23,030	6,118,841
United Parcel Service, Inc., Class B	68,238	13,349,400
		22,584,023
Airlines - 0.2%
Alaska Air Group, Inc.*	11,744	673,401
American Airlines Group, Inc.*	60,508	1,206,530
Delta Air Lines, Inc.*	60,344	2,440,311
Southwest Airlines Co.*	55,790	2,777,226
United Airlines Holdings, Inc.*	30,526	1,419,764
		8,517,232
Auto Components - 0.1%
Aptiv plc*	25,515	3,883,128
BorgWarner, Inc.	22,627	965,720
		4,848,848
Automobiles - 1.4%
Ford Motor Co.*	369,887	4,819,628
General Motors Co.*	120,433	5,902,421
Tesla, Inc.*	72,704	53,489,787
		64,211,836
Banks - 3.2%
Bank of America Corp.	711,417	29,701,660
Citigroup, Inc.	195,005	14,022,810
Citizens Financial Group, Inc.	40,182	1,759,570
Comerica, Inc.	13,171	973,469
Fifth Third Bancorp	66,412	2,580,770
First Republic Bank	16,603	3,303,001
Huntington Bancshares, Inc.	139,197	2,161,729
JPMorgan Chase & Co.	285,579	45,678,361
KeyCorp	91,559	1,860,479
M&T Bank Corp.	12,137	1,699,301
People's United Financial, Inc.	40,343	662,835
PNC Financial Services Group, Inc. (The)	40,081	7,659,479
Regions Financial Corp.	90,688	1,852,756
SVB Financial Group*	5,534	3,096,273
Truist Financial Corp.	126,873	7,239,373
US Bancorp	127,888	7,339,492
Wells Fargo & Co.	389,961	17,821,218
Zions Bancorp NA	15,454	894,787
		150,307,363
Beverages - 1.1%
Brown-Forman Corp., Class B	17,232	1,210,031
Coca-Cola Co. (The)	366,087	20,614,359
Constellation Brands, Inc., Class A	15,943	3,366,205
Molson Coors Beverage Co., Class B	17,770	844,608
Monster Beverage Corp.*	34,905	3,405,681
PepsiCo, Inc.	130,343	20,384,342
		49,825,226
Biotechnology - 1.5%
AbbVie, Inc.	166,625	20,124,967
Amgen, Inc.	54,203	12,224,403
Biogen, Inc.*	14,203	4,813,539
Gilead Sciences, Inc.	118,319	8,611,257
Incyte Corp.*	17,635	1,348,901
Moderna, Inc.*	28,789	10,844,528
Regeneron Pharmaceuticals, Inc.*	9,877	6,651,172
Vertex Pharmaceuticals, Inc.*	24,421	4,891,282
		69,510,049
Building Products - 0.4%
A O Smith Corp.	12,686	922,526
Allegion plc	8,489	1,222,331
Carrier Global Corp.	77,062	4,438,771
Fortune Brands Home & Security, Inc.	13,059	1,271,555
Johnson Controls International plc	67,615	5,057,602
Masco Corp.	23,942	1,453,758
Trane Technologies plc	22,561	4,478,359
		18,844,902
Capital Markets - 2.4%
Ameriprise Financial, Inc.	10,934	2,983,998
Bank of New York Mellon Corp. (The)	76,113	4,202,960
BlackRock, Inc.	13,382	12,623,107
Cboe Global Markets, Inc.	10,065	1,269,700
Charles Schwab Corp. (The)	141,496	10,307,984
CME Group, Inc.	33,877	6,833,668
Franklin Resources, Inc.	25,692	833,449
Goldman Sachs Group, Inc. (The)	32,096	13,272,017
Intercontinental Exchange, Inc.	53,091	6,345,967
Invesco Ltd.	35,697	903,848
MarketAxess Holdings, Inc.	3,583	1,705,221
Moody's Corp.	15,188	5,783,135
Morgan Stanley	140,422	14,664,269
MSCI, Inc.	7,776	4,934,494
Nasdaq, Inc.	10,836	2,121,472
Northern Trust Corp.	19,636	2,327,259
Raymond James Financial, Inc.	11,538	1,614,166
S&P Global, Inc.(b)	22,726	10,086,253
State Street Corp.	32,808	3,048,191
T. Rowe Price Group, Inc.	21,402	4,791,266
		110,652,424
Chemicals - 1.3%
Air Products and Chemicals, Inc.	20,879	5,627,099
Albemarle Corp.	11,012	2,606,981
Celanese Corp.	10,626	1,685,284
CF Industries Holdings, Inc.	20,237	919,165
Corteva, Inc.	69,538	3,057,586
Dow, Inc.	70,471	4,432,626
DuPont de Nemours, Inc.	50,202	3,715,952
Eastman Chemical Co.	12,879	1,457,388
Ecolab, Inc.	23,468	5,288,748
FMC Corp.	12,158	1,138,353
International Flavors & Fragrances, Inc.	23,483	3,557,674
Linde plc	49,076	15,438,819

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	24,288	2,437,301
Mosaic Co. (The)	32,604	1,049,197
PPG Industries, Inc.	22,367	3,568,655
Sherwin-Williams Co. (The)	22,581	6,857,172
		62,838,000
Commercial Services & Supplies - 0.3%
Cintas Corp.	8,325	3,294,785
Copart, Inc.*	19,640	2,834,445
Republic Services, Inc.	19,864	2,465,718
Rollins, Inc.	20,892	813,117
Waste Management, Inc.	36,638	5,682,920
		15,090,985
Communications Equipment - 0.7%
Arista Networks, Inc.*	5,184	1,915,644
Cisco Systems, Inc.	397,568	23,464,463
F5 Networks, Inc.*	5,624	1,144,878
Juniper Networks, Inc.	30,919	896,033
Motorola Solutions, Inc.	16,006	3,908,985
		31,330,003
Construction & Engineering - 0.0%(c)
Quanta Services, Inc.	13,146	1,342,207
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,884	2,243,275
Vulcan Materials Co.	12,516	2,327,100
		4,570,375
Consumer Finance - 0.5%
American Express Co.	61,385	10,187,455
Capital One Financial Corp.	42,593	7,069,160
Discover Financial Services	28,763	3,687,992
Synchrony Financial	51,027	2,538,593
		23,483,200
Containers & Packaging - 0.3%
Amcor plc(b)	145,453	1,869,071
Avery Dennison Corp.	7,831	1,765,029
Ball Corp.	30,968	2,971,689
International Paper Co.	36,957	2,220,746
Packaging Corp. of America	8,962	1,359,536
Sealed Air Corp.	14,339	875,109
WestRock Co.	25,105	1,306,464
		12,367,644
Distributors - 0.1%
Genuine Parts Co.	13,629	1,665,328
LKQ Corp.*	26,225	1,381,795
Pool Corp.	3,786	1,871,420
		4,918,543
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B*	178,807	51,097,676

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	673,587	18,469,756
Lumen Technologies, Inc.	93,848	1,154,330
Verizon Communications, Inc.	390,573	21,481,515
		41,105,601
Electric Utilities - 1.2%
Alliant Energy Corp.	23,598	1,434,522
American Electric Power Co., Inc.	47,146	4,222,867
Duke Energy Corp.	72,568	7,594,967
Edison International	35,796	2,070,441
Entergy Corp.	18,930	2,093,847
Evergy, Inc.	21,629	1,480,505
Eversource Energy	32,403	2,939,924
Exelon Corp.	92,187	4,519,007
FirstEnergy Corp.	51,311	1,994,459
NextEra Energy, Inc.	185,042	15,541,678
NRG Energy, Inc.	23,090	1,054,520
Pinnacle West Capital Corp.	10,637	817,985
PPL Corp.	72,588	2,130,458
Southern Co. (The)	99,871	6,564,521
Xcel Energy, Inc.	50,774	3,490,712
		57,950,413
Electrical Equipment - 0.5%
AMETEK, Inc.	21,785	2,962,106
Eaton Corp. plc	37,594	6,329,326
Emerson Electric Co.	56,576	5,968,768
Generac Holdings, Inc.*	5,939	2,595,224
Rockwell Automation, Inc.	10,951	3,564,003
		21,419,427
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	56,379	4,320,323
CDW Corp.	13,227	2,653,468
Corning, Inc.	73,088	2,922,789
IPG Photonics Corp.*	3,387	578,093
Keysight Technologies, Inc.*	17,380	3,117,624
TE Connectivity Ltd.	31,153	4,679,804
Trimble, Inc.*	23,676	2,230,753
Zebra Technologies Corp., Class A*	5,048	2,964,034
		23,466,888
Energy Equipment & Services - 0.2%
Baker Hughes Co.	68,624	1,563,255
Halliburton Co.	83,936	1,677,041
NOV, Inc.*	36,853	485,354
Schlumberger NV	131,919	3,699,009
		7,424,659
Entertainment - 1.4%
Activision Blizzard, Inc.	73,304	6,038,051
Electronic Arts, Inc.	26,999	3,920,525
Live Nation Entertainment, Inc.*	13,629	1,181,634
Netflix, Inc.*	41,831	23,809,787
Take-Two Interactive Software, Inc.*	10,911	1,759,071
Walt Disney Co. (The)*	171,409	31,076,452
		67,785,520
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	12,941	2,670,634
American Tower Corp.	42,896	12,532,924
AvalonBay Communities, Inc.	13,170	3,023,569
Boston Properties, Inc.	13,399	1,513,953
Crown Castle International Corp.	40,773	7,938,095
Digital Realty Trust, Inc.	26,565	4,354,269
Duke Realty Corp.	35,376	1,857,594
Equinix, Inc.	8,451	7,127,996
Equity Residential	32,461	2,728,996
Essex Property Trust, Inc.	6,132	2,028,098
Extra Space Storage, Inc.	12,616	2,358,057
Federal Realty Investment Trust	6,675	812,815
Healthpeak Properties, Inc.	50,843	1,830,348
Host Hotels & Resorts, Inc.*	66,612	1,103,095
Iron Mountain, Inc.	27,239	1,300,662
Kimco Realty Corp.	56,688	1,235,232
Mid-America Apartment Communities, Inc.	10,801	2,077,788
Prologis, Inc.	69,790	9,397,921

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Public Storage	14,361	4,647,363
Realty Income Corp.	35,242	2,545,177
Regency Centers Corp.	14,903	1,022,644
SBA Communications Corp.	10,316	3,703,134
Simon Property Group, Inc.	30,994	4,167,143
UDR, Inc.	28,003	1,512,722
Ventas, Inc.	35,391	1,979,773
Vornado Realty Trust	14,811	620,285
Welltower, Inc.	39,389	3,447,719
Weyerhaeuser Co.	70,681	2,544,516
		92,082,522
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	41,705	18,996,211
Kroger Co. (The)	71,425	3,287,693
Sysco Corp.	48,263	3,844,148
Walgreens Boots Alliance, Inc.	67,684	3,434,963
Walmart, Inc.	129,534	19,183,985
		48,747,000
Food Products - 0.7%
Archer-Daniels-Midland Co.	52,708	3,162,480
Campbell Soup Co.	19,153	799,255
Conagra Brands, Inc.	45,278	1,499,607
General Mills, Inc.	57,545	3,326,676
Hershey Co. (The)	13,810	2,454,037
Hormel Foods Corp.	26,592	1,211,000
J M Smucker Co. (The)	10,338	1,278,501
Kellogg Co.	23,771	1,500,901
Kraft Heinz Co. (The)	61,158	2,201,076
Lamb Weston Holdings, Inc.	13,800	899,070
McCormick & Co., Inc. (Non-Voting)	23,491	2,027,038
Mondelez International, Inc., Class A	132,520	8,225,516
Tyson Foods, Inc., Class A	27,809	2,183,563
		30,768,720
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	12,328	1,202,103

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	167,625	21,182,771
ABIOMED, Inc.*	4,273	1,555,201
Align Technology, Inc.*	6,794	4,816,946
Baxter International, Inc.	47,439	3,615,801
Becton Dickinson and Co.	27,436	6,905,641
Boston Scientific Corp.*	134,049	6,052,312
Cooper Cos., Inc. (The)	4,646	2,093,999
Danaher Corp.	59,889	19,413,618
DENTSPLY SIRONA, Inc.	20,596	1,270,773
Dexcom, Inc.*	9,123	4,829,899
Edwards Lifesciences Corp.*	58,645	6,872,021
Hologic, Inc.*	24,173	1,913,293
IDEXX Laboratories, Inc.*	8,045	5,420,399
Intuitive Surgical, Inc.*	11,171	11,769,319
Medtronic plc	126,925	16,941,949
ResMed, Inc.	13,728	3,988,396
STERIS plc	9,211	1,980,457
Stryker Corp.	30,922	8,568,486
Teleflex, Inc.	4,409	1,743,583
West Pharmaceutical Services, Inc.	6,965	3,145,533
Zimmer Biomet Holdings, Inc.	19,668	2,959,051
		137,039,448
Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	13,952	1,705,074
Anthem, Inc.	23,098	8,664,753
Cardinal Health, Inc.	27,373	1,436,809
Centene Corp.*	54,975	3,462,325
Cigna Corp.	32,372	6,851,534
CVS Health Corp.	124,205	10,730,070
DaVita, Inc.*	6,612	864,651
HCA Healthcare, Inc.	24,794	6,272,386
Henry Schein, Inc.*	13,273	1,003,306
Humana, Inc.	12,171	4,934,367
Laboratory Corp. of America Holdings*	9,211	2,794,433
McKesson Corp.	14,923	3,046,381
Quest Diagnostics, Inc.	12,324	1,883,477
UnitedHealth Group, Inc.	89,029	37,060,102
Universal Health Services, Inc., Class B	7,356	1,145,771
		91,855,439
Health Care Technology - 0.0%(c)
Cerner Corp.	28,426	2,170,325

Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc.*	3,873	8,906,622
Caesars Entertainment, Inc.*	19,689	2,000,993
Carnival Corp.*	75,312	1,818,032
Chipotle Mexican Grill, Inc.*	2,656	5,055,245
Darden Restaurants, Inc.	12,344	1,859,624
Domino's Pizza, Inc.	3,663	1,893,368
Expedia Group, Inc.*	13,344	1,928,208
Hilton Worldwide Holdings, Inc.*	26,277	3,280,946
Las Vegas Sands Corp.*	30,991	1,382,509
Marriott International, Inc., Class A*	25,191	3,404,312
McDonald's Corp.	70,394	16,715,759
MGM Resorts International	38,410	1,637,034
Norwegian Cruise Line Holdings Ltd.*(b)	34,899	901,790
Penn National Gaming, Inc.*	14,013	1,136,454
Royal Caribbean Cruises Ltd.*	20,654	1,708,705
Starbucks Corp.	111,161	13,060,306
Wynn Resorts Ltd.*	9,929	1,009,680
Yum! Brands, Inc.	28,104	3,682,467
		71,382,054
Household Durables - 0.3%
DR Horton, Inc.	30,947	2,959,152
Garmin Ltd.	14,139	2,466,266
Leggett & Platt, Inc.	12,569	608,214
Lennar Corp., Class A	26,015	2,791,670
Mohawk Industries, Inc.*	5,524	1,092,426
Newell Brands, Inc.	35,709	907,366
NVR, Inc.*	323	1,673,120
PulteGroup, Inc.	24,951	1,343,861
Whirlpool Corp.	5,908	1,308,799
		15,150,874
Household Products - 1.0%
Church & Dwight Co., Inc.	23,136	1,935,558
Clorox Co. (The)	11,733	1,971,730
Colgate-Palmolive Co.	79,809	6,221,111
Kimberly-Clark Corp.	31,833	4,386,906
Procter & Gamble Co. (The)	230,966	32,887,249
		47,402,554
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	62,855	1,500,349

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Industrial Conglomerates - 0.9%
3M Co.	54,686	10,649,551
General Electric Co.	103,522	10,912,254
Honeywell International, Inc.	65,524	15,195,671
Roper Technologies, Inc.	9,928	4,798,004
		41,555,480
Insurance - 1.4%
Aflac, Inc.	59,631	3,379,885
Allstate Corp. (The)	28,240	3,820,307
American International Group, Inc.	80,957	4,417,014
Aon plc, Class A	21,288	6,106,676
Arthur J Gallagher & Co.	19,329	2,776,031
Assurant, Inc.	5,714	972,009
Chubb Ltd.	42,424	7,802,622
Cincinnati Financial Corp.	14,134	1,744,136
Everest Re Group Ltd.	3,782	1,001,852
Globe Life, Inc.	8,944	859,250
Hartford Financial Services Group, Inc. (The)	33,697	2,265,112
Lincoln National Corp.	16,882	1,158,949
Loews Corp.	21,104	1,179,080
Marsh & McLennan Cos., Inc.	47,975	7,541,670
MetLife, Inc.	70,199	4,352,338
Principal Financial Group, Inc.	23,865	1,594,421
Progressive Corp. (The)	55,203	5,318,257
Prudential Financial, Inc.	37,170	3,935,560
Travelers Cos., Inc. (The)	23,726	3,789,279
Unum Group	19,268	512,914
W R Berkley Corp.	13,220	995,598
Willis Towers Watson plc	12,168	2,685,721
		68,208,681
Interactive Media & Services - 5.3%
Alphabet, Inc., Class A*	28,372	82,107,149
Alphabet, Inc., Class C*	26,863	78,150,914
Facebook, Inc., Class A*	226,043	85,756,193
Twitter, Inc.*	75,295	4,856,528
		250,870,784
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc.*	40,441	140,362,218
eBay, Inc.	61,057	4,685,514
Etsy, Inc.*	11,991	2,593,174
		147,640,906
IT Services - 3.8%
Accenture plc, Class A	59,967	20,182,494
Akamai Technologies, Inc.*	15,377	1,741,445
Automatic Data Processing, Inc.	40,143	8,391,493
Broadridge Financial Solutions, Inc.	10,955	1,886,670
Cognizant Technology Solutions Corp., Class A	49,756	3,796,880
DXC Technology Co.*	24,038	882,675
Fidelity National Information Services, Inc.	58,503	7,474,928
Fiserv, Inc.*	56,188	6,618,385
FleetCor Technologies, Inc.*	7,863	2,070,171
Gartner, Inc.*	8,120	2,506,969
Global Payments, Inc.	27,851	4,529,687
International Business Machines Corp.	84,295	11,829,960
Jack Henry & Associates, Inc.	7,008	1,236,071
Mastercard, Inc., Class A	82,527	28,573,323
Paychex, Inc.	30,257	3,463,519
PayPal Holdings, Inc.*	110,824	31,990,456
VeriSign, Inc.*	9,350	2,022,031
Visa, Inc., Class A	159,605	36,565,505
Western Union Co. (The)	38,609	835,499
		176,598,161
Leisure Products - 0.0%(c)
Hasbro, Inc.	12,070	1,186,602

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	28,627	5,023,180
Bio-Rad Laboratories, Inc., Class A*	2,033	1,636,199
Bio-Techne Corp.	3,669	1,831,345
Charles River Laboratories International, Inc.*	4,741	2,104,340
Illumina, Inc.*	13,774	6,296,922
IQVIA Holdings, Inc.*	18,081	4,696,178
Mettler-Toledo International, Inc.*	2,195	3,408,462
PerkinElmer, Inc.	10,575	1,954,260
Thermo Fisher Scientific, Inc.	37,078	20,576,436
Waters Corp.*	5,821	2,410,010
		49,937,332
Machinery - 1.2%
Caterpillar, Inc.	51,678	10,897,340
Cummins, Inc.	13,793	3,254,872
Deere & Co.	29,429	11,125,045
Dover Corp.	13,578	2,367,460
Fortive Corp.	31,936	2,359,112
IDEX Corp.	7,163	1,604,512
Illinois Tool Works, Inc.	27,118	6,314,698
Ingersoll Rand, Inc.*	36,639	1,942,600
Otis Worldwide Corp.	38,056	3,509,524
PACCAR, Inc.	32,751	2,681,324
Parker-Hannifin Corp.	12,175	3,611,957
Pentair plc(b)	15,679	1,209,792
Snap-on, Inc.	5,102	1,147,695
Stanley Black & Decker, Inc.	15,235	2,944,469
Westinghouse Air Brake Technologies Corp.	16,760	1,504,880
Xylem, Inc.	16,985	2,315,225
		58,790,505
Media - 1.0%
Charter Communications, Inc., Class A*(b)	12,993	10,610,863
Comcast Corp., Class A	432,534	26,246,163
Discovery, Inc., Class A*(b)	15,911	458,873
Discovery, Inc., Class C*	28,343	781,983
DISH Network Corp., Class A*	23,440	1,021,750
Fox Corp., Class A	30,843	1,154,762
Fox Corp., Class B	14,336	496,456
Interpublic Group of Cos., Inc. (The)	37,111	1,381,642
News Corp., Class A	36,904	829,233
News Corp., Class B	11,488	253,081
Omnicom Group, Inc.	20,291	1,485,707
ViacomCBS, Inc.	57,131	2,368,080
		47,088,593
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	138,258	5,031,209
Newmont Corp.	75,582	4,383,000
Nucor Corp.	28,230	3,318,719
		12,732,928
Multiline Retail - 0.4%
Dollar General Corp.	22,284	4,967,326

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Dollar Tree, Inc.*	21,883	1,981,287
Target Corp.	46,672	11,527,051
		18,475,664
Multi-Utilities - 0.6%
Ameren Corp.	24,109	2,114,841
CenterPoint Energy, Inc.	54,764	1,374,029
CMS Energy Corp.	27,308	1,751,262
Consolidated Edison, Inc.	32,341	2,440,128
Dominion Energy, Inc.	76,087	5,922,612
DTE Energy Co.	18,276	2,199,334
NiSource, Inc.	37,002	912,099
Public Service Enterprise Group, Inc.	47,650	3,046,741
Sempra Energy	29,724	3,934,269
WEC Energy Group, Inc.	29,758	2,811,536
		26,506,851
Oil, Gas & Consumable Fuels - 1.7%
APA Corp.	35,658	694,618
Cabot Oil & Gas Corp.	37,704	599,116
Chevron Corp.	182,336	17,644,655
ConocoPhillips	127,304	7,069,191
Devon Energy Corp.	56,196	1,660,592
Diamondback Energy, Inc.	17,075	1,317,165
EOG Resources, Inc.	55,057	3,717,449
Exxon Mobil Corp.	399,392	21,774,852
Hess Corp.	25,896	1,780,350
Kinder Morgan, Inc.	183,731	2,989,303
Marathon Oil Corp.	74,354	873,659
Marathon Petroleum Corp.	60,100	3,562,127
Occidental Petroleum Corp.	79,253	2,036,010
ONEOK, Inc.	42,032	2,207,521
Phillips 66	41,308	2,936,586
Pioneer Natural Resources Co.	21,864	3,272,385
Valero Energy Corp.	38,562	2,557,046
Williams Cos., Inc. (The)	114,600	2,829,474
		79,522,099
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	21,877	7,448,900

Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	210,748	14,090,611
Catalent, Inc.*	16,070	2,096,171
Eli Lilly & Co.	75,094	19,396,029
Johnson & Johnson	248,434	43,011,378
Merck & Co., Inc.	238,874	18,223,698
Organon & Co.	23,871	808,988
Perrigo Co. plc	12,599	515,929
Pfizer, Inc.	528,086	24,328,922
Viatris, Inc.	114,024	1,668,171
Zoetis, Inc.	44,789	9,162,038
		133,301,935
Professional Services - 0.3%
Equifax, Inc.	11,481	3,125,817
IHS Markit Ltd.	35,341	4,262,124
Jacobs Engineering Group, Inc.	12,284	1,657,849
Leidos Holdings, Inc.	12,541	1,230,397
Nielsen Holdings plc	33,821	725,799
Robert Half International, Inc.	10,640	1,100,176
Verisk Analytics, Inc.	15,292	3,085,314
		15,187,476
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	31,666	3,049,436

Road & Rail - 0.7%
CSX Corp.	214,359	6,973,098
JB Hunt Transport Services, Inc.	7,876	1,397,203
Kansas City Southern	8,579	2,407,868
Norfolk Southern Corp.	23,608	5,985,572
Old Dominion Freight Line, Inc.	8,971	2,590,107
Union Pacific Corp.	62,670	13,589,363
		32,943,211
Semiconductors & Semiconductor Equipment - 4.3%
Advanced Micro Devices, Inc.*	114,625	12,691,280
Analog Devices, Inc.	50,746	8,269,096
Applied Materials, Inc.	86,572	11,698,474
Broadcom, Inc.	38,519	19,152,032
Enphase Energy, Inc.*	12,802	2,224,091
Intel Corp.	380,944	20,593,833
KLA Corp.	14,461	4,916,162
Lam Research Corp.	13,455	8,137,853
Microchip Technology, Inc.	25,805	4,060,675
Micron Technology, Inc.*	105,794	7,797,018
Monolithic Power Systems, Inc.	4,057	2,007,931
NVIDIA Corp.	235,095	52,626,016
NXP Semiconductors NV	26,014	5,596,392
Qorvo, Inc.*	10,621	1,997,067
QUALCOMM, Inc.	106,415	15,610,016
Skyworks Solutions, Inc.	15,575	2,857,389
Teradyne, Inc.	15,686	1,904,908
Texas Instruments, Inc.	87,125	16,633,034
Xilinx, Inc.*	23,193	3,608,599
		202,381,866
Software - 7.3%
Adobe, Inc.*	45,094	29,928,888
ANSYS, Inc.*	8,222	3,003,990
Autodesk, Inc.*	20,756	6,436,228
Cadence Design Systems, Inc.*	26,251	4,291,513
Citrix Systems, Inc.	11,714	1,205,019
Fortinet, Inc.*	12,788	4,030,010
Intuit, Inc.	25,779	14,593,750
Microsoft Corp.	710,528	214,494,193
NortonLifeLock, Inc.	54,712	1,453,151
Oracle Corp.	171,380	15,275,099
Paycom Software, Inc.*	4,634	2,265,563
PTC, Inc.*	9,922	1,306,331
salesforce.com, Inc.*	91,105	24,167,423
ServiceNow, Inc.*	18,627	11,989,082
Synopsys, Inc.*	14,392	4,781,598
Tyler Technologies, Inc.*	3,843	1,866,545
		341,088,383
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	6,174	1,252,396
AutoZone, Inc.*	2,040	3,160,266
Bath & Body Works, Inc.	24,976	1,685,381
Best Buy Co., Inc.	21,030	2,450,205
CarMax, Inc.*	15,392	1,927,232
Gap, Inc. (The)	19,593	523,721
Home Depot, Inc. (The)	100,308	32,718,463
Lowe's Cos., Inc.	66,688	13,597,016
O'Reilly Automotive, Inc.*	6,581	3,909,641
Ross Stores, Inc.	33,643	3,983,331
TJX Cos., Inc. (The)	113,773	8,273,573
Tractor Supply Co.	10,873	2,112,080

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Ulta Beauty, Inc.*	5,166	2,000,843
Victoria's Secret & Co.*	2	133
		77,594,281
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	1,479,850	224,685,626
Hewlett Packard Enterprise Co.	123,201	1,904,688
HP, Inc.	113,326	3,370,315
NetApp, Inc.	21,000	1,867,530
Seagate Technology Holdings plc	18,785	1,645,378
Western Digital Corp.*	28,911	1,827,175
		235,300,712
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	32,935	615,226
NIKE, Inc., Class B	120,279	19,814,763
PVH Corp.*	6,723	704,503
Ralph Lauren Corp.	4,552	528,624
Tapestry, Inc.*	26,307	1,060,698
Under Armour, Inc., Class A*	17,795	411,776
Under Armour, Inc., Class C*	18,537	371,852
VF Corp.	30,336	2,319,794
		25,827,236
Tobacco - 0.5%
Altria Group, Inc.	174,589	8,769,606
Philip Morris International, Inc.	147,032	15,144,296
		23,913,902
Trading Companies & Distributors - 0.1%
Fastenal Co.	54,183	3,026,121
United Rentals, Inc.*	6,828	2,407,894
WW Grainger, Inc.	4,129	1,790,747
		7,224,762
Water Utilities - 0.1%
American Water Works Co., Inc.	17,120	3,120,120

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	55,285	7,575,151

TOTAL COMMON STOCKS (Cost $3,284,665,385)		3,614,360,393

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $283,356)	283,356	283,356

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.0%

REPURCHASE AGREEMENTS(e) - 2.0%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $92,508,136
(Cost $92,508,014)	92,508,014	92,508,014

Total Investments - 79.1% (Cost $3,377,456,755)		3,707,151,763
Other assets less liabilities - 20.9%		981,520,480
Net Assets - 100.0%		4,688,672,243

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $716,086,726.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $7,315,239, collateralized in the form of cash with a value of $283,356 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,232,059 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $7,515,415.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $283,356.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra S&P500®
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	1,062	9/17/2021	USD	$240,038,550	$14,658,220

Swap Agreements

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
241,131,207	11/8/2021	Bank of America NA	0.61%	S&P 500®	61,596,163
1,188,035,673	11/8/2021	BNP Paribas SA	0.66%	S&P 500®	182,355,116
409,424,652	12/6/2021	Citibank NA	0.55%	S&P 500®	74,519,584
342,312,604	11/8/2021	Credit Suisse International	0.66%	S&P 500®	185,870,168
343,954,337	11/8/2021	Goldman Sachs International	0.63%	S&P 500®	38,779,745
1,150,152,844	11/8/2021	Goldman Sachs International	0.53%	SPDR® S&P 500® ETF Trust	153,728,850
478,879,449	11/8/2021	J.P. Morgan Securities	0.46%	S&P 500®	40,509,451
202,154,751	11/8/2021	Morgan Stanley & Co. International plc	0.17%	S&P 500®	28,215,036
528,999,789	11/7/2022	Societe Generale	0.45%	S&P 500®	73,943,457
637,503,405	12/6/2021	UBS AG	0.60%	S&P 500®	118,897,849
5,522,548,711					958,415,419
				Total Unrealized Appreciation	958,415,419

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 74.8%

Semiconductors & Semiconductor Equipment - 74.8%
Advanced Micro Devices, Inc.*	113,466	12,562,955
Allegro MicroSystems, Inc.*	3,879	116,564
Analog Devices, Inc.	50,244	8,187,325
Applied Materials, Inc.	85,666	11,576,046
Broadcom, Inc.	38,144	18,965,578
Cirrus Logic, Inc.*	5,358	448,304
Cree, Inc.*	10,763	914,640
Enphase Energy, Inc.*	12,686	2,203,939
Entegris, Inc.	12,662	1,521,213
Intel Corp.	376,974	20,379,214
KLA Corp.	14,310	4,864,828
Lam Research Corp.	13,313	8,051,969
Marvell Technology, Inc.	76,483	4,679,995
Microchip Technology, Inc.	25,561	4,022,279
Micron Technology, Inc.*	104,674	7,714,474
MKS Instruments, Inc.	5,166	760,332
Monolithic Power Systems, Inc.	4,030	1,994,568
NVIDIA Corp.	232,533	52,052,512
NXP Semiconductors NV	25,761	5,541,964
ON Semiconductor Corp.*	39,881	1,769,121
Power Integrations, Inc.	5,659	614,794
Qorvo, Inc.*	10,491	1,972,623
QUALCOMM, Inc.	105,296	15,445,870
Semtech Corp.*	6,037	422,107
Silicon Laboratories, Inc.*	4,174	657,906
Skyworks Solutions, Inc.	15,437	2,832,072
SolarEdge Technologies, Inc.*	4,835	1,401,086
Teradyne, Inc.	15,517	1,884,384
Texas Instruments, Inc.	86,240	16,464,078
Universal Display Corp.	4,017	837,906
Xilinx, Inc.*	22,952	3,571,102

TOTAL COMMON STOCKS (Cost $204,137,879)		214,431,748

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 2.2%

REPURCHASE AGREEMENTS(b) - 2.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $6,311,808
(Cost $6,311,801)	6,311,801	6,311,801

Total Investments - 77.0% (Cost $210,449,680)		220,743,549
Other assets less liabilities - 23.0%		65,812,870
Net Assets - 100.0%		286,556,419

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $9,182,781.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreements

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
36,000,241	12/6/2021	Bank of America NA	0.46%	Dow Jones U.S. SemiconductorsSM Index[c]	15,742,868
138,912,619	11/7/2022	Goldman Sachs International	0.56%	Dow Jones U.S. SemiconductorsSM Index[c]	6,471,394
33,272,950	12/15/2021	J.P. Morgan Securities	0.51%	Dow Jones U.S. SemiconductorsSM Index[c]	9,583,733
38,353,504	11/7/2022	Morgan Stanley & Co. International plc	0.56%	Dow Jones U.S. SemiconductorsSM Index[c]	5,749,579
95,455,185	11/22/2021	Societe Generale	0.70%	Dow Jones U.S. SemiconductorsSM Index[c]	29,145,516
17,010,504	12/15/2021	UBS AG	0.45%	Dow Jones U.S. SemiconductorsSM Index[c]	(1,002,206)
359,005,003					65,690,884
				Total Unrealized Appreciation	66,693,090
				Total Unrealized Depreciation	(1,002,206)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 61.4%

Aerospace & Defense - 0.7%
AAR Corp.*	856	28,976
Aerojet Rocketdyne Holdings, Inc.	1,924	79,884
AeroVironment, Inc.*	579	59,266
Kaman Corp.	718	28,059
Moog, Inc., Class A	754	59,898
National Presto Industries, Inc.	133	11,111
Park Aerospace Corp.	485	7,071
Triumph Group, Inc.*	1,573	29,038
		303,303
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	711	52,024
Echo Global Logistics, Inc.*	687	22,588
Forward Air Corp.	704	62,072
Hub Group, Inc., Class A*	872	61,214
		197,898
Airlines - 0.4%
Allegiant Travel Co.*	377	72,550
Hawaiian Holdings, Inc.*	1,321	26,711
SkyWest, Inc.*	1,299	60,598
		159,859
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.*	2,944	26,113
Cooper-Standard Holdings, Inc.*	438	10,197
Dorman Products, Inc.*	739	69,362
Gentherm, Inc.*	854	73,290
LCI Industries	651	92,221
Motorcar Parts of America, Inc.*	490	9,712
Patrick Industries, Inc.	577	47,089
Standard Motor Products, Inc.	516	22,131
		350,115
Automobiles - 0.1%
Winnebago Industries, Inc.	868	60,430

Banks - 6.0%
Allegiance Bancshares, Inc.	480	17,842
Ameris Bancorp	1,800	88,632
Banc of California, Inc.	1,152	20,701
BancFirst Corp.	482	27,262
Bancorp, Inc. (The)*	1,316	32,453
BankUnited, Inc.	2,405	101,082
Banner Corp.	896	51,251
Berkshire Hills Bancorp, Inc.	1,320	33,832
Brookline Bancorp, Inc.	2,015	30,165
Cadence Bancorp	3,218	69,219
Central Pacific Financial Corp.	730	18,476
City Holding Co.	405	31,550
Columbia Banking System, Inc.	1,853	67,375
Community Bank System, Inc.	1,392	103,008
Customers Bancorp, Inc.*	768	31,803
CVB Financial Corp.	3,298	67,147
Dime Community Bancshares, Inc.	910	30,030
Eagle Bancorp, Inc.	823	47,487
FB Financial Corp.	869	35,794
First Bancorp/NC	737	30,777
First Bancorp/PR	5,565	70,842
First Commonwealth Financial Corp.	2,482	33,557
First Financial Bancorp	2,512	59,057
First Hawaiian, Inc.	3,365	93,917
First Midwest Bancorp, Inc.	2,950	55,254
Great Western Bancorp, Inc.	1,423	44,056
Hanmi Financial Corp.	791	15,250
Heritage Financial Corp.	928	23,618
Hilltop Holdings, Inc.	1,680	56,230
Hope Bancorp, Inc.	3,190	43,990
Independent Bank Corp.	851	65,272
Independent Bank Group, Inc.	949	66,838
Investors Bancorp, Inc.	5,817	83,241
Lakeland Financial Corp.(b)	655	43,499
National Bank Holdings Corp., Class A	794	29,775
NBT Bancorp, Inc.	1,119	40,127
OFG Bancorp	1,332	31,715
Old National Bancorp	4,279	71,288
Pacific Premier Bancorp, Inc.	2,442	97,582
Park National Corp.(b)	368	43,144
Preferred Bank	348	22,234
Renasant Corp.	1,455	51,070
S&T Bancorp, Inc.	1,016	30,277
Seacoast Banking Corp. of Florida	1,428	45,610
ServisFirst Bancshares, Inc.	1,215	89,205
Simmons First National Corp., Class A	2,797	81,253
Southside Bancshares, Inc.	800	30,152
SVB Financial Group*	1	560
Tompkins Financial Corp.	310	24,673
Triumph Bancorp, Inc.*	584	48,016
Trustmark Corp.	1,637	51,762
United Community Banks, Inc.	2,240	67,581
Veritex Holdings, Inc.	1,279	45,954
Westamerica Bancorp	693	39,321
		2,631,806
Beverages - 0.4%
Celsius Holdings, Inc.*	847	69,251
Coca-Cola Consolidated, Inc.	122	49,552
MGP Ingredients, Inc.	341	22,267
National Beverage Corp.	602	28,023
		169,093
Biotechnology - 1.0%
Anika Therapeutics, Inc.*	372	16,044
Coherus Biosciences, Inc.*	1,720	27,486
Cytokinetics, Inc.*	2,110	69,567
Eagle Pharmaceuticals, Inc.*	302	16,118
Enanta Pharmaceuticals, Inc.*	464	26,541
Myriad Genetics, Inc.*	1,990	71,202
Organogenesis Holdings, Inc.*	1,290	22,007
REGENXBIO, Inc.*	898	29,005
Spectrum Pharmaceuticals, Inc.*	4,171	9,802
Vanda Pharmaceuticals, Inc.*	1,433	23,988
Vericel Corp.*	1,197	64,842
Xencor, Inc.*	1,501	50,839
		427,441
Building Products - 1.2%
AAON, Inc.	1,056	71,924
American Woodmark Corp.*	439	30,932
Apogee Enterprises, Inc.	668	28,711
Gibraltar Industries, Inc.*	842	62,864
Griffon Corp.	1,171	28,338
Insteel Industries, Inc.	499	18,463
PGT Innovations, Inc.*	1,535	32,588

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Quanex Building Products Corp.	868	20,450
Resideo Technologies, Inc.*	3,711	119,643
UFP Industries, Inc.	1,595	119,752
		533,665
Capital Markets - 0.6%
B Riley Financial, Inc.	454	29,755
Blucora, Inc.*	1,248	20,480
Brightsphere Investment Group, Inc.	1,538	41,818
Donnelley Financial Solutions, Inc.*	770	25,680
Greenhill & Co., Inc.	379	5,586
Piper Sandler Cos.	373	53,309
StoneX Group, Inc.*	430	29,967
Virtus Investment Partners, Inc.	185	57,850
WisdomTree Investments, Inc.	2,895	18,267
		282,712
Chemicals - 1.8%
AdvanSix, Inc.*	723	26,390
American Vanguard Corp.	702	10,762
Balchem Corp.	838	117,672
Ferro Corp.*	2,133	44,366
FutureFuel Corp.	668	5,351
GCP Applied Technologies, Inc.*	1,248	29,752
Hawkins, Inc.	487	18,448
HB Fuller Co.	1,351	91,287
Innospec, Inc.	635	59,436
Koppers Holdings, Inc.*	548	18,029
Kraton Corp.*	828	34,875
Livent Corp.*	4,113	102,290
Quaker Chemical Corp.	342	88,619
Rayonier Advanced Materials, Inc.*	1,642	11,593
Stepan Co.	552	64,893
Tredegar Corp.	669	8,884
Trinseo SA	998	51,826
		784,473
Commercial Services & Supplies - 1.2%
ABM Industries, Inc.	1,732	85,769
Brady Corp., Class A	1,251	66,716
CoreCivic, Inc., REIT*	3,103	30,161
Deluxe Corp.	1,090	41,801
Harsco Corp.*	2,042	37,246
HNI Corp.	1,124	42,588
Interface, Inc.	1,523	21,901
Matthews International Corp., Class A	816	30,216
Pitney Bowes, Inc.	4,530	33,839
Team, Inc.*	796	3,566
UniFirst Corp.	394	90,254
US Ecology, Inc.*(b)	815	29,218
Viad Corp.*	529	22,848
		536,123
Communications Equipment - 0.7%
ADTRAN, Inc.	1,248	25,784
Applied Optoelectronics, Inc.*(b)	637	4,669
CalAmp Corp.*	911	10,331
Comtech Telecommunications Corp.	672	17,149
Digi International, Inc.*	880	19,342
Extreme Networks, Inc.*	3,254	35,241
Harmonic, Inc.*	2,611	24,125
NETGEAR, Inc.*	786	28,084
Plantronics, Inc.*	983	29,274
Viavi Solutions, Inc.*	5,903	96,160
		290,159
Construction & Engineering - 0.5%
Arcosa, Inc.	1,246	63,322
Comfort Systems USA, Inc.	936	71,117
Granite Construction, Inc.	1,181	47,878
Matrix Service Co.*	684	7,716
MYR Group, Inc.*	435	45,244
		235,277
Consumer Finance - 0.5%
Encore Capital Group, Inc.*	802	39,466
Enova International, Inc.*	950	31,331
EZCORP, Inc., Class A*	1,364	9,398
Green Dot Corp., Class A*	1,404	73,345
PRA Group, Inc.*	1,181	49,602
World Acceptance Corp.*	101	19,177
		222,319
Containers & Packaging - 0.2%
Myers Industries, Inc.	929	21,181
O-I Glass, Inc.*	4,075	61,655
		82,836
Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,166	53,636

Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc.*	1,274	47,138
American Public Education, Inc.*	482	12,676
Perdoceo Education Corp.*	1,820	19,984
Regis Corp.*	628	3,404
Strategic Education, Inc.	635	49,708
		132,910
Diversified Telecommunication Services - 0.3%
ATN International, Inc.	282	12,856
Cincinnati Bell, Inc.*	1,316	20,385
Cogent Communications Holdings, Inc.	1,092	79,257
Consolidated Communications Holdings, Inc.*	1,898	17,595
		130,093
Electrical Equipment - 0.4%
AZZ, Inc.	646	34,593
Encore Wire Corp.	533	45,311
Powell Industries, Inc.	230	5,819
Vicor Corp.*	549	67,730
		153,453
Electronic Equipment, Instruments & Components - 2.4%
Advanced Energy Industries, Inc.	993	89,549
Arlo Technologies, Inc.*	2,098	13,008
Badger Meter, Inc.	753	80,639
Benchmark Electronics, Inc.	923	24,949
CTS Corp.	836	29,327
Daktronics, Inc.*	953	5,804
ePlus, Inc.*	347	37,552
Fabrinet*	953	98,178
FARO Technologies, Inc.*	469	32,333
Insight Enterprises, Inc.*	913	93,938
Itron, Inc.*	1,165	97,872
Knowles Corp.*	2,397	47,940
Methode Electronics, Inc.	994	46,290
OSI Systems, Inc.*	432	42,742
PC Connection, Inc.(b)	283	13,700
Plexus Corp.*	740	67,954

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Rogers Corp.*	483	102,594
Sanmina Corp.*	1,681	66,366
ScanSource, Inc.*	657	23,376
TTM Technologies, Inc.*	2,574	36,036
		1,050,147
Energy Equipment & Services - 0.8%
Archrock, Inc.	3,341	25,659
Bristow Group, Inc.*	597	18,841
Core Laboratories NV	1,195	32,934
DMC Global, Inc.*	483	19,402
Dril-Quip, Inc.*	916	22,259
Helix Energy Solutions Group, Inc.*	3,658	13,754
Helmerich & Payne, Inc.	2,785	74,972
Nabors Industries Ltd.*	167	14,085
Oceaneering International, Inc.*	2,576	31,685
Oil States International, Inc.*	1,582	9,270
Patterson-UTI Energy, Inc.	4,848	37,620
ProPetro Holding Corp.*	2,113	16,355
RPC, Inc.*	1,502	5,753
US Silica Holdings, Inc.*	1,918	16,840
		339,429
Entertainment - 0.1%
Cinemark Holdings, Inc.*	2,809	50,084
Marcus Corp. (The)*	621	9,688
		59,772
Equity Real Estate Investment Trusts (REITs) - 4.8%
Acadia Realty Trust	2,227	47,257
Agree Realty Corp.	1,756	130,910
Alexander & Baldwin, Inc.	1,868	39,004
American Assets Trust, Inc.	1,295	51,567
Armada Hoffler Properties, Inc.	1,558	20,924
Brandywine Realty Trust	4,410	61,211
CareTrust REIT, Inc.	2,500	54,975
Centerspace REIT	336	33,997
Chatham Lodging Trust*	1,254	15,048
Community Healthcare Trust, Inc.	593	28,766
DiamondRock Hospitality Co.*	5,428	49,069
Diversified Healthcare Trust	6,151	23,066
Easterly Government Properties, Inc.	2,165	46,266
Essential Properties Realty Trust, Inc.	3,031	98,235
Four Corners Property Trust, Inc.	1,968	56,304
Franklin Street Properties Corp.	2,493	11,966
GEO Group, Inc. (The)(b)	3,138	24,320
Getty Realty Corp.	961	30,396
Global Net Lease, Inc.	2,462	41,854
Hersha Hospitality Trust*	950	8,911
Independence Realty Trust, Inc.	2,637	54,006
Industrial Logistics Properties Trust	1,685	46,220
Innovative Industrial Properties, Inc.	617	151,726
iStar, Inc.(b)	1,892	50,043
Kite Realty Group Trust	2,181	44,187
Lexington Realty Trust	7,167	96,970
LTC Properties, Inc.	1,017	35,097
Mack-Cali Realty Corp.*	2,223	39,747
NexPoint Residential Trust, Inc.	586	37,967
Office Properties Income Trust	1,249	33,136
Retail Opportunity Investments Corp.	3,065	55,415
Retail Properties of America, Inc., Class A	5,543	73,278
RPT Realty	2,095	27,109
Safehold, Inc.(b)	372	33,335
Saul Centers, Inc.	334	15,391
Service Properties Trust	4,253	48,612
SITE Centers Corp.	4,356	70,175
Summit Hotel Properties, Inc.*	2,739	25,527
Tanger Factory Outlet Centers, Inc.(b)	2,603	43,522
Uniti Group, Inc.	6,024	78,734
Universal Health Realty Income Trust	331	19,605
Urstadt Biddle Properties, Inc., Class A	779	14,863
Washington REIT	2,184	54,906
Whitestone REIT	1,029	10,095
Xenia Hotels & Resorts, Inc.*	2,937	51,163
		2,084,875
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	810	24,608
Chefs' Warehouse, Inc. (The)*	843	25,484
PriceSmart, Inc.	603	51,020
SpartanNash Co.	936	20,124
United Natural Foods, Inc.*	1,455	53,544
		174,780
Food Products - 0.7%
B&G Foods, Inc.(b)	1,670	50,701
Calavo Growers, Inc.	430	20,176
Cal-Maine Foods, Inc.	964	34,858
Fresh Del Monte Produce, Inc.	784	25,778
J & J Snack Foods Corp.	387	63,375
John B Sanfilippo & Son, Inc.	230	19,548
Seneca Foods Corp., Class A*	172	8,423
Simply Good Foods Co. (The)*	2,176	77,509
		300,368
Gas Utilities - 0.4%
Chesapeake Utilities Corp.	450	58,815
Northwest Natural Holding Co.	790	40,645
South Jersey Industries, Inc.	2,901	71,974
		171,434
Health Care Equipment & Supplies - 2.1%
AngioDynamics, Inc.*	985	27,876
Avanos Medical, Inc.*	1,243	41,019
BioLife Solutions, Inc.*	813	47,447
Cardiovascular Systems, Inc.*	1,036	37,078
CONMED Corp.	750	98,505
CryoLife, Inc.*	1,006	26,397
Cutera, Inc.*	460	22,880
Glaukos Corp.*	1,194	71,198
Heska Corp.*	257	68,182
Inogen, Inc.*	480	28,411
Integer Holdings Corp.*	850	83,972
Invacare Corp.*	903	7,639
Lantheus Holdings, Inc.*	1,742	45,937
LeMaitre Vascular, Inc.(b)	442	25,026
Meridian Bioscience, Inc.*	1,118	22,628
Merit Medical Systems, Inc.*	1,272	91,292
Mesa Laboratories, Inc.	128	34,166
Natus Medical, Inc.*	881	23,364
OraSure Technologies, Inc.*(b)	1,859	20,356
Orthofix Medical, Inc.*	505	21,412
Surmodics, Inc.*	359	21,565

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Tactile Systems Technology, Inc.*	508	22,596
Varex Imaging Corp.*	1,014	29,578
Zynex, Inc.*(b)	504	6,759
		925,283
Health Care Providers & Services - 2.4%
Addus HomeCare Corp.*	388	34,889
AMN Healthcare Services, Inc.*	1,219	138,381
Apollo Medical Holdings, Inc.*	342	25,961
Community Health Systems, Inc.*	3,205	39,454
CorVel Corp.*	236	38,895
Covetrus, Inc.*	2,575	58,169
Cross Country Healthcare, Inc.*	902	19,618
Ensign Group, Inc. (The)	1,333	108,866
Fulgent Genetics, Inc.*(b)	455	41,514
Hanger, Inc.*	993	23,713
Joint Corp. (The)*	342	34,942
Magellan Health, Inc.*	600	56,772
MEDNAX, Inc.*(b)	2,223	71,381
ModivCare, Inc.*	313	61,742
Owens & Minor, Inc.	1,934	72,100
Pennant Group, Inc. (The)*	657	20,084
RadNet, Inc.*	1,129	35,462
Select Medical Holdings Corp.	2,785	96,277
Tivity Health, Inc.*	979	22,762
US Physical Therapy, Inc.	334	39,212
		1,040,194
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc.*	3,640	55,910
Computer Programs and Systems, Inc.*	332	11,809
HealthStream, Inc.*	651	19,784
NextGen Healthcare, Inc.*	1,435	21,898
Omnicell, Inc.*	1,114	172,971
Simulations Plus, Inc.(b)	395	17,499
Tabula Rasa HealthCare, Inc.*	583	18,254
		318,125
Hotels, Restaurants & Leisure - 1.0%
BJ's Restaurants, Inc.*	599	25,613
Bloomin' Brands, Inc.*	2,087	55,911
Brinker International, Inc.*	1,180	62,859
Cheesecake Factory, Inc. (The)*	1,189	55,467
Chuy's Holdings, Inc.*	516	16,646
Dave & Buster's Entertainment, Inc.*	1,233	46,139
Dine Brands Global, Inc.*	443	36,645
El Pollo Loco Holdings, Inc.*	487	8,834
Fiesta Restaurant Group, Inc.*	456	5,477
Monarch Casino & Resort, Inc.*	335	21,229
Red Robin Gourmet Burgers, Inc.*	405	9,914
Ruth's Hospitality Group, Inc.*	823	16,863
Shake Shack, Inc., Class A*	939	81,458
		443,055
Household Durables - 1.5%
Cavco Industries, Inc.*	220	56,210
Century Communities, Inc.	756	52,996
Ethan Allen Interiors, Inc.	566	13,595
Installed Building Products, Inc.	582	72,273
iRobot Corp.*	724	58,731
La-Z-Boy, Inc.	1,195	41,837
LGI Homes, Inc.*(b)	566	90,747
M/I Homes, Inc.*	753	48,486
MDC Holdings, Inc.	1,431	74,770
Meritage Homes Corp.*	977	108,974
Tupperware Brands Corp.*	1,283	30,625
Universal Electronics, Inc.*	354	17,884
		667,128
Household Products - 0.3%
Central Garden & Pet Co.*	251	11,559
Central Garden & Pet Co., Class A*	1,026	42,753
WD-40 Co.	352	84,350
		138,662
Industrial Conglomerates - 0.1%
Raven Industries, Inc.*	926	54,032

Insurance - 1.6%
Ambac Financial Group, Inc.*	1,192	16,795
American Equity Investment Life Holding Co.	2,214	70,162
AMERISAFE, Inc.	499	28,717
Assured Guaranty Ltd.	1,945	96,978
eHealth, Inc.*	674	26,050
Employers Holdings, Inc.	738	30,384
Genworth Financial, Inc., Class A*	13,081	49,054
HCI Group, Inc.(b)	167	18,647
Horace Mann Educators Corp.	1,070	43,870
James River Group Holdings Ltd.	961	35,355
Palomar Holdings, Inc.*(b)	561	50,378
ProAssurance Corp.	1,391	35,471
Safety Insurance Group, Inc.	369	30,003
Selectquote, Inc.*	1,142	10,906
SiriusPoint Ltd.*	1,962	19,247
Stewart Information Services Corp.	691	43,499
Trupanion, Inc.*	869	79,583
United Fire Group, Inc.	558	14,486
United Insurance Holdings Corp.	536	2,042
Universal Insurance Holdings, Inc.	735	10,466
		712,093
Interactive Media & Services - 0.1%
QuinStreet, Inc.*	1,273	22,799

Internet & Direct Marketing Retail - 0.6%
Liquidity Services, Inc.*	700	17,080
PetMed Express, Inc.(b)	524	14,431
Shutterstock, Inc.	576	66,390
Stamps.com, Inc.*	474	155,898
		253,799
IT Services - 0.9%
Contra BmTechnologies*	85	828
CSG Systems International, Inc.	851	41,027
EVERTEC, Inc.	1,546	71,503
ExlService Holdings, Inc.*	862	106,147
Perficient, Inc.*	852	101,575
TTEC Holdings, Inc.	472	49,777
Unisys Corp.*	1,730	41,883
		412,740
Leisure Products - 0.2%
Sturm Ruger & Co., Inc.	452	35,342
Vista Outdoor, Inc.*	1,491	60,907
		96,249
Life Sciences Tools & Services - 0.3%
NeoGenomics, Inc.*	3,046	148,097

Machinery - 3.5%
Alamo Group, Inc.	257	39,838
Albany International Corp., Class A	791	61,959

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Astec Industries, Inc.	587	35,889
Barnes Group, Inc.	1,203	57,347
Chart Industries, Inc.*	920	173,310
CIRCOR International, Inc.*	523	18,697
Enerpac Tool Group Corp.	1,552	39,048
EnPro Industries, Inc.	532	45,491
ESCO Technologies, Inc.	672	60,561
Federal Signal Corp.	1,563	63,505
Franklin Electric Co., Inc.	994	84,470
Greenbrier Cos., Inc. (The)	849	37,441
Hillenbrand, Inc.	1,942	90,148
John Bean Technologies Corp.	819	119,484
Lindsay Corp.	280	46,130
Lydall, Inc.*	442	27,395
Meritor, Inc.*	1,873	44,427
Mueller Industries, Inc.	1,473	65,710
Proto Labs, Inc.*	713	52,876
SPX Corp.*	1,169	73,039
SPX FLOW, Inc.	1,090	87,778
Standex International Corp.	315	31,261
Tennant Co.	481	35,584
Titan International, Inc.*	1,304	10,836
Wabash National Corp.	1,339	20,808
Watts Water Technologies, Inc., Class A	710	121,815
		1,544,847
Marine - 0.2%
Matson, Inc.	1,121	88,750

Media - 0.5%
AMC Networks, Inc., Class A*	792	37,644
EW Scripps Co. (The), Class A	1,490	27,625
Gannett Co., Inc.*	3,493	22,180
Meredith Corp.*	1,048	45,074
Scholastic Corp.	778	25,861
TechTarget, Inc.*	610	51,594
		209,978
Metals & Mining - 0.8%
Allegheny Technologies, Inc.*	3,283	58,634
Arconic Corp.*	2,527	87,156
Carpenter Technology Corp.	1,240	41,354
Century Aluminum Co.*	1,302	16,692
Haynes International, Inc.	329	12,913
Kaiser Aluminum Corp.	410	51,767
Materion Corp.	524	38,268
Olympic Steel, Inc.	236	6,433
SunCoke Energy, Inc.	2,143	14,894
TimkenSteel Corp.*	992	13,571
Warrior Met Coal, Inc.	1,326	29,689
		371,371
Mortgage Real Estate Investment Trusts (REITs) - 0.8%
Apollo Commercial Real Estate Finance, Inc.	3,322	51,657
ARMOUR Residential REIT, Inc.	1,839	19,971
Capstead Mortgage Corp.	2,501	17,232
Ellington Financial, Inc.(b)	1,131	20,946
Granite Point Mortgage Trust, Inc.	1,422	19,567
Invesco Mortgage Capital, Inc.(b)	7,332	22,876
KKR Real Estate Finance Trust, Inc.	706	15,059
New York Mortgage Trust, Inc.	9,789	43,267
PennyMac Mortgage Investment Trust	2,527	49,049
Ready Capital Corp.	1,490	22,812
Redwood Trust, Inc.	2,917	36,375
Two Harbors Investment Corp.	8,081	53,335
		372,146
Multiline Retail - 0.5%
Big Lots, Inc.	823	40,047
Macy's, Inc.*	8,041	180,038
		220,085
Multi-Utilities - 0.2%
Avista Corp.	1,791	74,954
Unitil Corp.	387	19,195
		94,149
Oil, Gas & Consumable Fuels - 1.7%
Bonanza Creek Energy, Inc.	490	19,051
Callon Petroleum Co.*(b)	1,194	40,799
CONSOL Energy, Inc.*	781	17,830
Dorian LPG Ltd.	702	9,280
Green Plains, Inc.*(b)	1,095	38,435
Laredo Petroleum, Inc.*	249	13,453
Matador Resources Co.	2,834	81,477
Par Pacific Holdings, Inc.*	1,149	18,947
PBF Energy, Inc., Class A*	2,480	25,792
PDC Energy, Inc.	2,562	106,963
Penn Virginia Corp.*	396	8,197
Range Resources Corp.*	6,701	97,969
Renewable Energy Group, Inc.*	1,230	59,557
REX American Resources Corp.*	135	11,443
SM Energy Co.	2,828	54,015
Southwestern Energy Co.*	16,776	76,331
Talos Energy, Inc.*	822	10,193
World Fuel Services Corp.	1,639	53,038
		742,770
Paper & Forest Products - 0.4%
Clearwater Paper Corp.*	431	14,003
Domtar Corp.*	1,296	71,060
Glatfelter Corp.	1,147	18,122
Mercer International, Inc.	1,023	11,642
Neenah, Inc.	436	21,970
Schweitzer-Mauduit International, Inc.	812	31,075
		167,872
Personal Products - 0.5%
Edgewell Personal Care Co.	1,402	59,305
elf Beauty, Inc.*	998	30,888
Inter Parfums, Inc.	456	33,078
Medifast, Inc.	305	69,509
USANA Health Sciences, Inc.*	299	29,012
		221,792
Pharmaceuticals - 0.8%
Amphastar Pharmaceuticals, Inc.*	948	18,638
ANI Pharmaceuticals, Inc.*(b)	258	7,825
Cara Therapeutics, Inc.*	1,111	17,531
Collegium Pharmaceutical, Inc.*	911	18,703
Corcept Therapeutics, Inc.*	2,710	57,669
Endo International plc*	6,020	13,786
Innoviva, Inc.*	1,623	24,767
Pacira BioSciences, Inc.*	1,137	67,413
Phibro Animal Health Corp., Class A	523	12,703
Prestige Consumer Healthcare, Inc.*	1,287	73,861
Supernus Pharmaceuticals, Inc.*	1,368	37,661
		350,557

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

Professional Services - 0.9%
Exponent, Inc.	1,347	157,464
Forrester Research, Inc.*	285	13,552
Heidrick & Struggles International, Inc.	504	21,783
Kelly Services, Inc., Class A	863	16,777
Korn Ferry	1,392	98,400
ManTech International Corp., Class A	707	55,973
Resources Connection, Inc.	795	12,561
TrueBlue, Inc.*	917	25,062
		401,572
Real Estate Management & Development - 0.3%
Marcus & Millichap, Inc.*	622	24,395
RE/MAX Holdings, Inc., Class A	488	16,343
Realogy Holdings Corp.*	3,004	52,720
St Joe Co. (The)	807	37,340
		130,798
Road & Rail - 0.2%
ArcBest Corp.	655	43,708
Heartland Express, Inc.	1,257	21,092
Marten Transport Ltd.	1,518	23,666
		88,466
Semiconductors & Semiconductor Equipment - 2.3%
Axcelis Technologies, Inc.*	868	43,148
CEVA, Inc.*	589	28,419
Cohu, Inc.*	1,249	44,564
Diodes, Inc.*	1,095	106,029
DSP Group, Inc.*	581	12,724
FormFactor, Inc.*	2,005	77,955
Ichor Holdings Ltd.*	724	32,081
Kulicke & Soffa Industries, Inc.	1,602	112,444
MaxLinear, Inc.*	1,771	92,499
Onto Innovation, Inc.*	1,265	93,775
PDF Solutions, Inc.*	762	17,160
Photronics, Inc.*	1,636	24,655
Power Integrations, Inc.	1,566	170,130
Rambus, Inc.*	2,904	69,115
SMART Global Holdings, Inc.*	431	20,886
Ultra Clean Holdings, Inc.*	1,131	52,298
Veeco Instruments, Inc.*	1,294	29,490
		1,027,372
Software - 2.0%
8x8, Inc.*	2,839	68,562
Agilysys, Inc.*	530	30,120
Alarm.com Holdings, Inc.*	1,169	98,582
Bottomline Technologies DE, Inc.*	1,016	42,946
Ebix, Inc.(b)	605	17,412
InterDigital, Inc.	793	57,183
LivePerson, Inc.*(b)	1,655	106,085
MicroStrategy, Inc., Class A*(b)	199	138,165
OneSpan, Inc.*	874	16,842
Progress Software Corp.	1,137	52,939
SPS Commerce, Inc.*	924	125,230
Vonage Holdings Corp.*	6,099	85,996
Xperi Holding Corp.	2,708	57,870
		897,932
Specialty Retail - 2.8%
Aaron's Co., Inc. (The)	883	23,417
Abercrombie & Fitch Co., Class A*	1,599	57,180
America's Car-Mart, Inc.*	160	20,693
Asbury Automotive Group, Inc.*	499	92,934
Barnes & Noble Education, Inc.*	822	6,707
Bed Bath & Beyond, Inc.*	2,752	75,790
Boot Barn Holdings, Inc.*	754	67,317
Buckle, Inc. (The)	745	28,854
Caleres, Inc.	990	24,344
Cato Corp. (The), Class A	500	8,630
Chico's FAS, Inc.*	3,163	16,353
Children's Place, Inc. (The)*	380	32,999
Conn's, Inc.*	500	12,300
Designer Brands, Inc., Class A*	1,530	22,185
Genesco, Inc.*	368	22,827
Group 1 Automotive, Inc.	441	72,959
Guess?, Inc.	990	23,948
Haverty Furniture Cos., Inc.	437	15,570
Hibbett, Inc.	416	39,807
Lumber Liquidators Holdings, Inc.*	749	15,624
MarineMax, Inc.*(b)	572	27,811
Monro, Inc.	863	49,113
ODP Corp. (The)*	1,383	65,236
Rent-A-Center, Inc.	1,538	97,017
Sally Beauty Holdings, Inc.*	2,915	54,190
Shoe Carnival, Inc.	449	17,188
Signet Jewelers Ltd.	1,353	107,158
Sleep Number Corp.*	634	58,651
Sonic Automotive, Inc., Class A	603	30,476
Zumiez, Inc.*	545	21,904
		1,209,182
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*	3,227	98,230
Diebold Nixdorf, Inc.*	2,017	21,945
		120,175
Textiles, Apparel & Luxury Goods - 0.8%
Fossil Group, Inc.*	1,223	16,388
G-III Apparel Group Ltd.*	1,124	34,765
Kontoor Brands, Inc.	1,219	65,777
Movado Group, Inc.	435	15,721
Oxford Industries, Inc.	437	39,461
Steven Madden Ltd.	1,985	80,333
Unifi, Inc.*	385	8,947
Vera Bradley, Inc.*	573	6,567
Wolverine World Wide, Inc.	2,138	76,669
		344,628
Thrifts & Mortgage Finance - 1.4%
Axos Financial, Inc.*	1,328	64,381
Capitol Federal Financial, Inc.	3,332	38,451
Flagstar Bancorp, Inc.	1,225	60,589
HomeStreet, Inc.	551	22,508
Meta Financial Group, Inc.	822	40,434
Mr Cooper Group, Inc.*	1,756	68,273
NMI Holdings, Inc., Class A*	2,210	49,880
Northfield Bancorp, Inc.	1,192	20,145
Northwest Bancshares, Inc.	3,284	42,758
Provident Financial Services, Inc.	1,871	41,293
TrustCo Bank Corp.	498	15,981
Walker & Dunlop, Inc.	762	84,620
WSFS Financial Corp.	1,226	55,673
		604,986
Tobacco - 0.2%
Universal Corp.	632	31,979
Vector Group Ltd.	3,304	49,626
		81,605
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	1,003	89,077

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Boise Cascade Co.	1,016	58,776
DXP Enterprises, Inc.*	454	13,611
GMS, Inc.*	1,105	54,598
NOW, Inc.*	2,846	21,857
Veritiv Corp.*	314	28,156
		266,075
Water Utilities - 0.5%
American States Water Co.	954	87,968
California Water Service Group	1,314	83,505
Middlesex Water Co.	451	49,344
		220,817
Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	1,288	38,421

TOTAL COMMON STOCKS (Cost $25,212,385)		26,967,008

Investments	Number of Warrants	Value ($)

WARRANTS - 0.0%(c)

Energy Equipment & Services - 0.0%(c)
Nabors Industries Ltd., expiring 6/11/2026*
(Cost $–)	1	6

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.3%

INVESTMENT COMPANIES - 0.3%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $136,880)	136,880	136,880

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 13.5%

REPURCHASE AGREEMENTS(e) - 13.5%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $5,899,929
(Cost $5,899,922)	5,899,922	5,899,922

Total Investments - 75.2% (Cost $31,249,187)		33,003,816
Other assets less liabilities - 24.8%		10,860,918
Net Assets - 100.0%		43,864,734

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,113,122.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $606,171, collateralized in the form of cash with a value of $136,880 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $493,356 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $630,236.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $136,880.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreements

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
11,931,553	12/6/2021	Bank of America NA	0.41%	S&P SmallCap 600®	3,073,013
21,975,652	11/7/2022	Citibank NA	0.41%	S&P SmallCap 600®	399,498
21,890,914	11/7/2022	Morgan Stanley & Co. International plc	(0.04)%	S&P SmallCap 600®	697,022
621,862	11/22/2021	Societe Generale	0.50%	S&P SmallCap 600®	2,854,450
4,339,368	12/6/2021	UBS AG	0.40%	S&P SmallCap 600®	3,680,442
60,759,349					10,704,425
				Total Unrealized Appreciation	10,704,425

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Technology Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 65.9%
Communications Equipment - 1.8%
Arista Networks, Inc.*	2,999	1,108,221
Ciena Corp.*	8,418	480,920
Cisco Systems, Inc.	228,660	13,495,513
EchoStar Corp., Class A*	2,342	63,234
F5 Networks, Inc.*	3,250	661,603
Juniper Networks, Inc.	17,792	515,612
Lumentum Holdings, Inc.*(b)	4,110	356,090
Motorola Solutions, Inc.	9,219	2,251,464
Ubiquiti, Inc.	391	127,216
Viavi Solutions, Inc.*	12,392	201,866
		19,261,739
Diversified Telecommunication Services - 0.1%
Liberty Global plc, Class A*	7,645	219,717
Liberty Global plc, Class C*	18,741	543,114
Lumen Technologies, Inc.	53,979	663,942
		1,426,773
Electronic Equipment, Instruments & Components - 0.2%
CDW Corp.	7,614	1,527,445
SYNNEX Corp.	2,236	284,128
		1,811,573
Health Care Technology - 0.3%
Cerner Corp.	16,338	1,247,406
Veeva Systems, Inc., Class A*	7,478	2,482,547
		3,729,953
Household Durables - 0.1%
Garmin Ltd.	8,138	1,419,511

Interactive Media & Services - 14.2%
Alphabet, Inc., Class A*	16,302	47,177,173
Alphabet, Inc., Class C*	15,461	44,979,760
Angi, Inc., Class A*	4,482	47,688
Bumble, Inc., Class A*	2,860	155,870
Cargurus, Inc.*(b)	4,936	149,956
Facebook, Inc., Class A*	129,993	49,316,744
IAC/InterActiveCorp*	4,525	597,526
Match Group, Inc.*	14,674	2,016,794
Snap, Inc., Class A*	50,933	3,876,511
Twitter, Inc.*	43,308	2,793,366
Vimeo, Inc.*	8,410	320,589
Zillow Group, Inc., Class A*	1,983	189,575
Zillow Group, Inc., Class C*	8,710	834,157
		152,455,709
Internet & Direct Marketing Retail - 0.5%
Chewy, Inc., Class A*(b)	4,536	399,712
DoorDash, Inc., Class A*	1,931	369,593
eBay, Inc.	35,105	2,693,958
Etsy, Inc.*	6,910	1,494,357
		4,957,620
IT Services - 2.2%
Akamai Technologies, Inc.*	8,841	1,001,243
Amdocs Ltd.	6,909	532,200
Cognizant Technology Solutions Corp., Class A	28,607	2,183,000
DXC Technology Co.*	13,826	507,691
EPAM Systems, Inc.*	3,052	1,931,336
Fastly, Inc., Class A*(b)	4,709	205,312
Gartner, Inc.*	4,667	1,440,890
GoDaddy, Inc., Class A*	9,101	667,194
International Business Machines Corp.	48,481	6,803,824
MongoDB, Inc.*	2,903	1,137,482
Okta, Inc.*	6,788	1,789,317
Snowflake, Inc., Class A*	3,373	1,026,573
SolarWinds Corp.	1,956	33,389
Twilio, Inc., Class A*	8,802	3,141,962
VeriSign, Inc.*	5,361	1,159,370
		23,560,783
Semiconductors & Semiconductor Equipment - 11.6%
Advanced Micro Devices, Inc.*	65,921	7,298,773
Allegro MicroSystems, Inc.*	2,252	67,673
Analog Devices, Inc.	29,176	4,754,200
Applied Materials, Inc.	49,790	6,728,123
Broadcom, Inc.	22,153	11,014,693
Cirrus Logic, Inc.*	3,120	261,050
Cree, Inc.*	6,268	532,655
Enphase Energy, Inc.*	7,371	1,280,564
Entegris, Inc.	7,360	884,230
Intel Corp.	219,074	11,843,140
KLA Corp.	8,313	2,826,087
Lam Research Corp.	7,726	4,672,839
Marvell Technology, Inc.	44,434	2,718,916
Microchip Technology, Inc.	14,840	2,335,222
Micron Technology, Inc.*	60,861	4,485,456
MKS Instruments, Inc.	2,985	439,332
Monolithic Power Systems, Inc.	2,334	1,155,167
NVIDIA Corp.	135,199	30,264,296
NXP Semiconductors NV	14,976	3,221,787
ON Semiconductor Corp.*	23,163	1,027,511
Power Integrations, Inc.	3,276	355,905
Qorvo, Inc.*	6,126	1,151,872
QUALCOMM, Inc.	61,195	8,976,695
Semtech Corp.*	3,504	245,000
Silicon Laboratories, Inc.*	2,440	384,593
Skyworks Solutions, Inc.	8,973	1,646,187
SolarEdge Technologies, Inc.*	2,812	814,861
Teradyne, Inc.	9,006	1,093,689
Texas Instruments, Inc.	50,118	9,568,027
Universal Display Corp.	2,326	485,180
Xilinx, Inc.*	13,345	2,076,349
		124,610,072
Software - 22.2%
ACI Worldwide, Inc.*	6,394	206,078
Adobe, Inc.*	25,955	17,226,334
Alteryx, Inc., Class A*	3,225	238,553
Anaplan, Inc.*	7,848	470,723
ANSYS, Inc.*	4,734	1,729,614
Asana, Inc., Class A*	1,481	111,890
Aspen Technology, Inc.*	3,696	478,632
Autodesk, Inc.*	11,930	3,699,374
Avalara, Inc.*	4,659	837,222
Bentley Systems, Inc., Class B(b)	583	37,598
Bill.com Holdings, Inc.*	3,386	929,085
Black Knight, Inc.*	8,482	641,833
Blackbaud, Inc.*	2,653	184,888
Cadence Design Systems, Inc.*	15,095	2,467,731
CDK Global, Inc.	6,622	275,475
Ceridian HCM Holding, Inc.*	7,140	802,179
Citrix Systems, Inc.	6,730	692,315
Cloudflare, Inc., Class A*	10,429	1,259,197
Coupa Software, Inc.*	3,992	977,282
Crowdstrike Holdings, Inc., Class A*	10,824	3,041,544

Ultra Technology Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Datadog, Inc., Class A*	11,816	1,628,245
DocuSign, Inc.*	10,576	3,133,034
Dolby Laboratories, Inc., Class A	3,525	349,363
Dropbox, Inc., Class A*	16,032	508,375
Dynatrace, Inc.*	10,017	688,468
Elastic NV*	3,444	549,490
Fair Isaac Corp.*	1,561	717,654
FireEye, Inc.*	12,926	235,124
Five9, Inc.*	3,635	575,166
Fortinet, Inc.*	7,362	2,320,061
Guidewire Software, Inc.*	4,559	540,059
HubSpot, Inc.*	2,389	1,635,199
Intuit, Inc.	14,821	8,390,316
J2 Global, Inc.*	2,296	316,159
Manhattan Associates, Inc.*	3,461	564,108
McAfee Corp., Class A	1,958	52,004
Microsoft Corp.	408,634	123,358,432
N-Able, Inc.*(b)	1,953	26,424
nCino, Inc.*	835	51,778
New Relic, Inc.*	2,992	239,270
NortonLifeLock, Inc.	31,457	835,498
Nuance Communications, Inc.*	15,479	852,119
Nutanix, Inc., Class A*	11,069	408,557
Oracle Corp.	98,571	8,785,633
Palantir Technologies, Inc., Class A*	24,486	644,961
Palo Alto Networks, Inc.*	5,296	2,441,668
Paycom Software, Inc.*	2,675	1,307,808
Paylocity Holding Corp.*	2,033	547,284
Pegasystems, Inc.	2,174	299,208
PTC, Inc.*	5,703	750,857
Qualtrics International, Inc., Class A*(b)	3,120	141,274
RingCentral, Inc., Class A*	4,374	1,103,385
salesforce.com, Inc.*	52,397	13,899,352
ServiceNow, Inc.*	10,715	6,896,603
Smartsheet, Inc., Class A*	6,371	506,940
Splunk, Inc.*	8,898	1,360,237
SS&C Technologies Holdings, Inc.	12,085	914,351
Synopsys, Inc.*	8,268	2,746,960
Trade Desk, Inc. (The), Class A*	23,386	1,872,049
Tyler Technologies, Inc.*	2,229	1,082,625
Unity Software, Inc.*	1,374	174,154
Verint Systems, Inc.*	3,513	156,820
VMware, Inc., Class A*(b)	4,383	652,497
Workday, Inc., Class A*	10,269	2,805,080
Zendesk, Inc.*	6,426	794,254
Zoom Video Communications, Inc., Class A*	11,576	3,351,252
Zscaler, Inc.*	4,040	1,124,494
		238,642,196
Technology Hardware, Storage & Peripherals - 12.7%
Apple, Inc.	851,113	129,224,487
Dell Technologies, Inc., Class C*	13,555	1,321,070
Hewlett Packard Enterprise Co.	70,854	1,095,403
HP, Inc.	65,181	1,938,483
NetApp, Inc.	12,089	1,075,075
Pure Storage, Inc., Class A*	13,839	357,461
Seagate Technology Holdings plc	10,821	947,811
Western Digital Corp.*	16,620	1,050,384
Xerox Holdings Corp.	8,733	196,580
		137,206,754
TOTAL COMMON STOCKS (Cost $626,594,944)		709,082,683

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $774,094)	774,094	774,094

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.4%

REPURCHASE AGREEMENTS(d) - 0.4%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $4,777,385
(Cost $4,777,379)	4,777,379	4,777,379

Total Investments - 66.4% (Cost $632,146,417)		714,634,156
Other assets less liabilities - 33.6%		361,449,966
Net Assets - 100.0%		1,076,084,122

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $238,107,550.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $1,219,585, collateralized in the form of cash with a value of $774,094 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $488,691 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $1,262,785.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $774,094.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Technology Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreements

Ultra Technology had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
104,519,028	11/8/2021	Bank of America NA	0.41%	Dow Jones U.S. TechnologySM Index[c]	42,447,752
43,547,155	1/6/2022	BNP Paribas SA	0.66%	Dow Jones U.S. TechnologySM Index[c]	1,900,103
265,346,436	12/6/2021	Citibank NA	0.36%	Dow Jones U.S. TechnologySM Index[c]	83,222,250
35,214,058	11/8/2021	Credit Suisse International	0.66%	Dow Jones U.S. TechnologySM Index[c]	52,410,093
687,019,096	1/6/2022	Goldman Sachs International	0.58%	Dow Jones U.S. TechnologySM Index[c]	48,683,837
68,940,702	11/8/2021	J.P. Morgan Securities	0.51%	Dow Jones U.S. TechnologySM Index[c]	37,446,309
20,425,050	11/7/2022	Morgan Stanley & Co. International plc	0.76%	Dow Jones U.S. TechnologySM Index[c]	3,232,124
136,116,221	11/7/2022	Societe Generale	0.60%	Dow Jones U.S. TechnologySM Index[c]	29,112,165
83,084,567	11/8/2021	UBS AG	0.70%	Dow Jones U.S. TechnologySM Index[c]	61,415,830
1,444,212,313					359,870,463
				Total Unrealized Appreciation	359,870,463

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Telecommunications Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 71.2%
Communications Equipment - 36.9%
ADTRAN, Inc.	263	5,434
Applied Optoelectronics, Inc.*(b)	134	982
Arista Networks, Inc.*	228	84,253
CalAmp Corp.*	191	2,166
Ciena Corp.*	841	48,046
Cisco Systems, Inc.	7,601	448,611
CommScope Holding Co., Inc.*	1,108	17,506
Comtech Telecommunications Corp.	141	3,598
EchoStar Corp., Class A*	234	6,318
Extreme Networks, Inc.*	684	7,408
F5 Networks, Inc.*	324	65,957
Harmonic, Inc.*	549	5,073
Inseego Corp.*(b)	363	3,049
Juniper Networks, Inc.	1,779	51,555
Lumentum Holdings, Inc.*(b)	412	35,696
Motorola Solutions, Inc.	393	95,978
NETGEAR, Inc.*	165	5,895
NetScout Systems, Inc.*(b)	400	10,968
Plantronics, Inc.*	207	6,165
Ribbon Communications, Inc.*	648	4,231
Ubiquiti, Inc.	41	13,340
Viasat, Inc.*	370	19,107
Viavi Solutions, Inc.*	1,241	20,216
		961,552
Diversified Telecommunication Services - 26.6%
Anterix, Inc.*	64	3,777
AT&T, Inc.	2,831	77,626
ATN International, Inc.	60	2,736
Cincinnati Bell, Inc.*	276	4,275
Consolidated Communications Holdings, Inc.*	400	3,708
Globalstar, Inc.*(b)	3,600	7,164
Iridium Communications, Inc.*	638	28,397
Liberty Global plc, Class A*	764	21,957
Liberty Global plc, Class C*	1,876	54,367
Liberty Latin America Ltd., Class A*	270	3,850
Liberty Latin America Ltd., Class C*	832	11,973
Lumen Technologies, Inc.	5,374	66,100
ORBCOMM, Inc.*	432	4,964
Radius Global Infrastructure, Inc.*	332	5,936
Verizon Communications, Inc.	7,197	395,835
		692,665
Household Durables - 3.9%
Garmin Ltd.	578	100,821

Wireless Telecommunication Services - 3.8%
Shenandoah Telecommunications Co.	271	8,084
Spok Holdings, Inc.	97	961
Telephone and Data Systems, Inc.	541	10,993
T-Mobile US, Inc.*	558	76,457
United States Cellular Corp.*	81	2,588
		99,083
TOTAL COMMON STOCKS (Cost $1,553,488)		1,854,121

SECURITIES LENDING REINVESTMENTS(c) - 0.1%

INVESTMENT COMPANIES - 0.1%
BlackRock Liquidity FedFund, Institutional Class 0.03% (Cost $3,203)	3,203	3,203

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 10.3%

REPURCHASE AGREEMENTS(d) - 10.3%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $267,229
(Cost $267,229)	267,229	267,229

Total Investments - 81.6% (Cost $1,823,920)		2,124,553
Other assets less liabilities - 18.4%		479,453
Net Assets - 100.0%		2,604,006

Ultra Telecommunications

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $360,773.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $42,304, collateralized in the form of cash with a value of $3,203 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $42,011 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from September 30, 2021 – August 15, 2050. The total value of collateral is $45,214.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $3,203.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Telecommunications had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
708,964	1/6/2022	Bank of America NA	0.36%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	42,571
541,736	12/6/2021	Bank of America NA	0.36%	iShares® U.S. Telecommunications ETF	57,787
243,835	12/6/2021	Citibank NA	0.36%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	46,955
217,197	11/22/2021	Goldman Sachs International	0.58%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	21,276
86,059	11/7/2022	Morgan Stanley & Co. International plc	0.41%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	10,253
222,655	11/7/2022	Morgan Stanley & Co. International plc	0.11%	iShares® U.S. Telecommunications ETF	26,246
586,023	11/7/2022	Societe Generale	0.50%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	48,796
741,749	11/8/2021	UBS AG	0.45%	Dow Jones U.S. Select TelecommunicationsSM Index[c]	(28,561)
3,348,218					225,323
				Total Unrealized Appreciation	253,884
				Total Unrealized Depreciation	(28,561)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Utilities Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 88.4%
Electric Utilities - 54.3%
ALLETE, Inc.	1,384	93,309
Alliant Energy Corp.	6,641	403,706
American Electric Power Co., Inc.	13,274	1,188,952
Avangrid, Inc.	1,847	100,939
Duke Energy Corp.	20,431	2,138,309
Edison International	10,077	582,854
Entergy Corp.	5,330	589,551
Evergy, Inc.	6,087	416,655
Eversource Energy	9,122	827,639
Exelon Corp.	25,957	1,272,412
FirstEnergy Corp.	14,448	561,594
Hawaiian Electric Industries, Inc.	2,900	126,440
IDACORP, Inc.	1,342	141,380
NextEra Energy, Inc.	52,098	4,375,711
NRG Energy, Inc.	6,499	296,809
PG&E Corp.*	39,544	362,619
Pinnacle West Capital Corp.	2,991	230,008
PNM Resources, Inc.	2,277	112,712
Portland General Electric Co.	2,381	122,264
PPL Corp.	20,435	599,767
Southern Co. (The)	28,122	1,848,459
Xcel Energy, Inc.	14,295	982,781
		17,374,870
Gas Utilities - 3.5%
Atmos Energy Corp.	3,470	338,360
National Fuel Gas Co.	2,419	125,328
New Jersey Resources Corp.	2,559	95,553
ONE Gas, Inc.	1,415	101,625
Southwest Gas Holdings, Inc.	1,541	108,348
Spire, Inc.	1,375	91,713
UGI Corp.	5,543	256,696
		1,117,623
Independent Power and Renewable Electricity Producers - 2.1%
AES Corp. (The)	17,693	422,332
Vistra Corp.	12,806	244,466
		666,798
Multi-Utilities - 24.8%
Ameren Corp.	6,785	595,180
Avista Corp.	1,842	77,088
Black Hills Corp.	1,668	117,310
CenterPoint Energy, Inc.	15,419	386,863
CMS Energy Corp.	7,690	493,160
Consolidated Edison, Inc.	9,106	687,048
Dominion Energy, Inc.	21,426	1,667,800
DTE Energy Co.	5,149	619,631
MDU Resources Group, Inc.	5,347	172,013
NiSource, Inc.	10,416	256,754
NorthWestern Corp.	1,345	85,542
Public Service Enterprise Group, Inc.	13,416	857,819
Sempra Energy	8,369	1,107,721
WEC Energy Group, Inc.	8,376	791,364
		7,915,293
Water Utilities - 3.7%
American Water Works Co., Inc.	4,817	877,898
Essential Utilities, Inc.	5,937	294,653
		1,172,551
TOTAL COMMON STOCKS (Cost $27,548,378)		28,247,135

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 6.7%

REPURCHASE AGREEMENTS(b) - 6.7%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,158,209
(Cost $2,158,206)	2,158,206	2,158,206

Total Investments - 95.1% (Cost $29,706,584)		30,405,341
Other assets less liabilities - 4.9%		1,568,552
Net Assets - 100.0%		31,973,893

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,033,980.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Utilities Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreements

Ultra Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
9,286,892	1/6/2022	Bank of America NA	0.26%	Dow Jones U.S. UtilitiesSM Index[c]	428,685
3,630,677	11/7/2022	Bank of America NA	0.36%	iShares® U.S. Utilities ETF	369,512
502,437	11/7/2022	Morgan Stanley & Co. International plc	0.31%	iShares® U.S. Utilities ETF	45,750
748,595	11/7/2022	Morgan Stanley & Co. International plc	0.51%	Dow Jones U.S. UtilitiesSM Index[c]	70,054
14,560,733	11/7/2022	Societe Generale	0.60%	Dow Jones U.S. UtilitiesSM Index[c]	439,443
6,878,792	11/8/2021	UBS AG	0.45%	Dow Jones U.S. UtilitiesSM Index[c]	(809,108)
35,608,126					544,336
				Total Unrealized Appreciation	1,353,444
				Total Unrealized Depreciation	(809,108)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

UltraPro Dow30SM
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 69.7%

Aerospace & Defense - 2.8%
Boeing Co. (The)*	143,662	31,533,809

Banks - 2.1%
JPMorgan Chase & Co.	143,662	22,978,737

Beverages - 0.7%
Coca-Cola Co. (The)	143,663	8,089,664

Biotechnology - 2.9%
Amgen, Inc.	143,662	32,400,091

Capital Markets - 5.4%
Goldman Sachs Group, Inc. (The)	143,662	59,405,674

Chemicals - 0.8%
Dow, Inc.	143,663	9,036,403

Communications Equipment - 0.8%
Cisco Systems, Inc.	143,663	8,478,990

Consumer Finance - 2.2%
American Express Co.	143,663	23,842,311

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	143,663	7,901,465

Entertainment - 2.4%
Walt Disney Co. (The)*	143,663	26,046,102

Food & Staples Retailing - 2.6%
Walgreens Boots Alliance, Inc.	143,660	7,290,745
Walmart, Inc.	143,663	21,276,490
		28,567,235
Health Care Providers & Services - 5.4%
UnitedHealth Group, Inc.	143,662	59,802,180

Hotels, Restaurants & Leisure - 3.1%
McDonald's Corp.	143,662	34,113,978

Household Products - 1.8%
Procter & Gamble Co. (The)	143,663	20,456,175

Industrial Conglomerates - 5.5%
3M Co.	143,662	27,976,738
Honeywell International, Inc.	143,713	33,328,482
		61,305,220
Insurance - 2.1%
Travelers Cos., Inc. (The)	143,662	22,944,258

IT Services - 4.8%
International Business Machines Corp.	143,663	20,161,666
Visa, Inc., Class A	143,662	32,912,964
		53,074,630
Machinery - 2.7%
Caterpillar, Inc.	143,662	30,294,006

Oil, Gas & Consumable Fuels - 1.3%
Chevron Corp.	143,663	13,902,268

Pharmaceuticals - 3.2%
Johnson & Johnson	143,686	24,876,357
Merck & Co., Inc.	143,663	10,960,050
		35,836,407
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	143,663	7,766,422

Software - 7.4%
Microsoft Corp.	143,662	43,368,684
salesforce.com, Inc.*	143,662	38,109,219
		81,477,903
Specialty Retail - 4.2%
Home Depot, Inc. (The)	143,678	46,864,890

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	143,663	21,812,353

Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc., Class B	143,663	23,667,043

TOTAL COMMON STOCKS (Cost $774,722,507)		771,598,214

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 1.7%

REPURCHASE AGREEMENTS(b) - 1.7%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $18,777,970
(Cost $18,777,946)	18,777,946	18,777,946

Total Investments - 71.4% (Cost $793,500,453)		790,376,160
Other assets less liabilities - 28.6%		316,267,138
Net Assets - 100.0%		1,106,643,298

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $185,176,196.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Dow30SM
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	234	9/17/2021	USD	$41,347,800	$1,647,240

Swap Agreements

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
422,136,395	11/8/2021	Bank of America NA	0.46%	Dow Jones Industrial AverageSM	45,063,396
270,262,059	11/8/2021	BNP Paribas SA	0.66%	Dow Jones Industrial AverageSM	58,971,861
844,131,347	11/7/2022	Citibank NA	0.55%	Dow Jones Industrial AverageSM	45,346,077
84,865,752	11/7/2022	Morgan Stanley & Co. International plc	0.02%	Dow Jones Industrial AverageSM	11,902,160
403,324,486	11/7/2022	Societe Generale	0.45%	Dow Jones Industrial AverageSM	52,841,895
482,002,111	11/8/2021	UBS AG	0.60%	Dow Jones Industrial AverageSM	67,698,686
2,506,722,150					281,824,075
				Total Unrealized Appreciation	281,824,075

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD                    U.S. Dollar

UltraPro MidCap400
Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 46.5%

Aerospace & Defense - 0.5%
Axon Enterprise, Inc.*	682	124,035
Curtiss-Wright Corp.	432	52,609
Hexcel Corp.*	889	50,415
Mercury Systems, Inc.*	594	29,926
		256,985
Air Freight & Logistics - 0.2%
GXO Logistics, Inc.*	1,078	88,170

Airlines - 0.1%
JetBlue Airways Corp.*	3,359	50,822

Auto Components - 0.7%
Adient plc*	1,004	39,497
Dana, Inc.	1,546	35,960
Fox Factory Holding Corp.*	446	68,537
Gentex Corp.	2,561	78,879
Goodyear Tire & Rubber Co. (The)*	2,964	46,950
Lear Corp.	582	93,085
Visteon Corp.*	300	31,704
		394,612
Automobiles - 0.2%
Harley-Davidson, Inc.	1,634	64,592
Thor Industries, Inc.	591	67,037
		131,629
Banks - 3.1%
Associated Banc-Corp.	1,622	33,446
BancorpSouth Bank	1,026	30,092
Bank of Hawaii Corp.	433	36,290
Bank OZK	1,286	54,565
Cathay General Bancorp	795	31,625
CIT Group, Inc.	1,052	58,302
Commerce Bancshares, Inc.	1,119	79,136
Cullen/Frost Bankers, Inc.	599	68,418
East West Bancorp, Inc.	1,510	110,743
First Financial Bankshares, Inc.	1,514	72,097
First Horizon Corp.	5,866	96,144
FNB Corp.	3,387	39,560
Fulton Financial Corp.	1,729	27,405
Glacier Bancorp, Inc.	1,012	53,899
Hancock Whitney Corp.	921	42,329
Home BancShares, Inc.	1,607	35,595
International Bancshares Corp.	588	24,625
PacWest Bancorp	1,242	52,847
Pinnacle Financial Partners, Inc.	812	78,699
Prosperity Bancshares, Inc.	986	68,902
Signature Bank	615	159,488
Sterling Bancorp	2,046	46,833
Synovus Financial Corp.	1,573	67,796
Texas Capital Bancshares, Inc.*	536	36,443
UMB Financial Corp.	457	41,852
Umpqua Holdings Corp.	2,338	45,521
United Bankshares, Inc.	1,422	51,661
Valley National Bancorp	4,313	56,241
Webster Financial Corp.	961	48,550
Wintrust Financial Corp.	606	45,353
		1,694,457
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	100	57,021

Biotechnology - 0.8%
Arrowhead Pharmaceuticals, Inc.*	1,103	74,033
Emergent BioSolutions, Inc.*(b)	484	30,531
Exelixis, Inc.*	3,324	63,721
Halozyme Therapeutics, Inc.*	1,417	59,500
Ligand Pharmaceuticals, Inc.*	173	22,888
Neurocrine Biosciences, Inc.*	1,000	95,200
United Therapeutics Corp.*	476	102,283
		448,156
Building Products - 1.2%
Builders FirstSource, Inc.*	2,201	117,291
Carlisle Cos., Inc.	557	117,382
Lennox International, Inc.	369	123,682
Owens Corning	1,109	105,965
Simpson Manufacturing Co., Inc.	465	52,615
Trex Co., Inc.*	1,229	134,895
		651,830
Capital Markets - 1.3%
Affiliated Managers Group, Inc.	442	75,189
Evercore, Inc., Class A	432	60,324
FactSet Research Systems, Inc.	399	151,708
Federated Hermes, Inc., Class B	995	33,661
Interactive Brokers Group, Inc., Class A	858	55,461
Janus Henderson Group plc	1,810	78,482
Jefferies Financial Group, Inc.	2,122	78,429
SEI Investments Co.	1,254	78,764
Stifel Financial Corp.	1,115	77,046
		689,064
Chemicals - 1.2%
Ashland Global Holdings, Inc.	583	53,117
Avient Corp.	974	50,736
Cabot Corp.	601	32,093
Chemours Co. (The)	1,759	58,944
Ingevity Corp.*	428	34,407
Minerals Technologies, Inc.	360	28,310
NewMarket Corp.	82	28,678
Olin Corp.	1,519	75,707
RPM International, Inc.	1,378	113,396
Scotts Miracle-Gro Co. (The)	428	67,123
Sensient Technologies Corp.	449	38,996
Valvoline, Inc.	1,926	58,088
		639,595
Commercial Services & Supplies - 0.8%
Brink's Co. (The)	524	40,956
Clean Harbors, Inc.*	531	54,491
Healthcare Services Group, Inc.	792	20,719
Herman Miller, Inc.	779	32,741
IAA, Inc.*	1,430	75,961
KAR Auction Services, Inc.*(b)	1,321	22,338
MSA Safety, Inc.	387	63,019
Stericycle, Inc.*	971	67,582
Tetra Tech, Inc.	576	82,852
		460,659
Communications Equipment - 0.4%
Ciena Corp.*	1,642	93,807
Lumentum Holdings, Inc.*	809	70,092
NetScout Systems, Inc.*(b)	779	21,360

UltraPro MidCap400
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Viasat, Inc.*	720	37,181
		222,440
Construction & Engineering - 0.6%
AECOM*	1,552	101,749
Dycom Industries, Inc.*	329	24,784
EMCOR Group, Inc.	582	70,713
Fluor Corp.*	1,336	22,258
MasTec, Inc.*	598	54,681
Valmont Industries, Inc.	226	56,242
		330,427
Construction Materials - 0.1%
Eagle Materials, Inc.	450	70,578

Consumer Finance - 0.4%
FirstCash, Inc.	433	37,104
LendingTree, Inc.*	114	18,996
Navient Corp.	1,906	44,238
PROG Holdings, Inc.	718	33,976
SLM Corp.	3,426	64,237
		198,551
Containers & Packaging - 0.4%
AptarGroup, Inc.	697	93,956
Greif, Inc., Class A	281	17,793
Silgan Holdings, Inc.	834	35,387
Sonoco Products Co.	1,065	69,544
		216,680
Diversified Consumer Services - 0.4%
Graham Holdings Co., Class B	47	28,990
Grand Canyon Education, Inc.*	496	44,214
H&R Block, Inc.	1,922	49,299
Service Corp. International	1,786	112,089
WW International, Inc.*	510	11,042
		245,634
Diversified Telecommunication Services - 0.1%
Iridium Communications, Inc.*	1,248	55,548

Electric Utilities - 0.5%
ALLETE, Inc.	557	37,553
Hawaiian Electric Industries, Inc.	1,163	50,707
IDACORP, Inc.	535	56,362
OGE Energy Corp.	2,124	75,211
PNM Resources, Inc.	909	44,995
		264,828
Electrical Equipment - 0.8%
Acuity Brands, Inc.	379	69,937
EnerSys	457	38,658
Hubbell, Inc.	579	119,338
nVent Electric plc	1,779	61,126
Regal Beloit Corp.	427	63,802
Sunrun, Inc.*	1,706	75,490
		428,351
Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics, Inc.*	785	95,158
Avnet, Inc.	1,058	42,807
Belden, Inc.	475	27,194
Cognex Corp.	1,875	166,162
Coherent, Inc.*	262	66,199
II-VI, Inc.*(b)	1,113	70,097
Jabil, Inc.	1,419	87,666
Littelfuse, Inc.	262	74,775
National Instruments Corp.	1,397	58,422
SYNNEX Corp.	439	55,784
Vishay Intertechnology, Inc.	1,412	31,022
Vontier Corp.	1,795	65,284
		840,570
Energy Equipment & Services - 0.1%
ChampionX Corp.*	1,992	46,473

Entertainment - 0.0%(c)
World Wrestling Entertainment, Inc., Class A	482	25,117

Equity Real Estate Investment Trusts (REITs) - 4.3%
American Campus Communities, Inc.	1,464	74,444
Apartment Income REIT Corp.	1,668	84,768
Brixmor Property Group, Inc.	3,153	73,938
Camden Property Trust	1,034	155,141
CoreSite Realty Corp.	459	68,102
Corporate Office Properties Trust	1,197	33,732
Cousins Properties, Inc.	1,574	60,694
CyrusOne, Inc.	1,300	100,074
Douglas Emmett, Inc.	1,751	57,801
EastGroup Properties, Inc.	428	77,151
EPR Properties	793	40,245
First Industrial Realty Trust, Inc.	1,372	76,818
Healthcare Realty Trust, Inc.	1,507	45,255
Highwoods Properties, Inc.	1,103	50,396
Hudson Pacific Properties, Inc.	1,606	42,366
JBG SMITH Properties	1,172	35,312
Kilroy Realty Corp.	1,128	74,053
Lamar Advertising Co., Class A	919	104,610
Life Storage, Inc.	812	101,045
Macerich Co. (The)	1,775	30,317
Medical Properties Trust, Inc.	6,247	127,939
National Retail Properties, Inc.	1,861	88,602
National Storage Affiliates Trust	824	47,174
Omega Healthcare Investors, Inc.	2,495	83,657
Park Hotels & Resorts, Inc.*	2,509	48,022
Pebblebrook Hotel Trust	1,393	30,688
Physicians Realty Trust	2,286	42,314
PotlatchDeltic Corp.	716	37,196
PS Business Parks, Inc.	212	33,333
Rayonier, Inc.	1,480	54,434
Rexford Industrial Realty, Inc.	1,421	88,003
Sabra Health Care REIT, Inc.	2,293	36,688
SL Green Realty Corp.	738	51,719
Spirit Realty Capital, Inc.	1,223	63,315
STORE Capital Corp.	2,586	93,277
Urban Edge Properties	1,166	22,084
		2,334,707
Food & Staples Retailing - 0.4%
BJ's Wholesale Club Holdings, Inc.*	1,454	82,384
Casey's General Stores, Inc.	395	80,801
Grocery Outlet Holding Corp.*	925	24,078
Sprouts Farmers Market, Inc.*	1,257	31,299
		218,562
Food Products - 0.9%
Darling Ingredients, Inc.*	1,737	129,406
Flowers Foods, Inc.	2,089	50,408
Hain Celestial Group, Inc. (The)*(b)	871	32,584
Ingredion, Inc.	715	62,820
Lancaster Colony Corp.	204	36,157
Pilgrim's Pride Corp.*	519	14,449

UltraPro MidCap400
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Post Holdings, Inc.*	626	70,056
Sanderson Farms, Inc.	208	40,872
Tootsie Roll Industries, Inc.	185	5,855
TreeHouse Foods, Inc.*	595	22,295
		464,902
Gas Utilities - 0.6%
National Fuel Gas Co.	972	50,359
New Jersey Resources Corp.	1,024	38,236
ONE Gas, Inc.	563	40,435
Southwest Gas Holdings, Inc.	618	43,452
Spire, Inc.	550	36,685

UGI Corp.	2,214	102,530
		311,697
Health Care Equipment & Supplies - 1.6%
Envista Holdings Corp.*	1,705	72,957
Globus Medical, Inc., Class A*	823	67,157
Haemonetics Corp.*	542	34,010
Hill-Rom Holdings, Inc.	708	103,071
ICU Medical, Inc.*	206	41,066
Integra LifeSciences Holdings Corp.*(b)	751	56,498
LivaNova plc*	553	45,727
Masimo Corp.*	537	145,817
Neogen Corp.*	1,139	49,865
NuVasive, Inc.*	549	34,115
Penumbra, Inc.*	363	99,807
Quidel Corp.*(b)	411	52,998
STAAR Surgical Co.*	495	76,463
		879,551
Health Care Providers & Services - 1.4%
Acadia Healthcare Co., Inc.*	952	62,946
Amedisys, Inc.*	345	63,290
Chemed Corp.	172	81,992
Encompass Health Corp.	1,058	83,000
HealthEquity, Inc.*	883	56,662
LHC Group, Inc.*(b)	333	62,191
Molina Healthcare, Inc.*	624	167,712
Option Care Health, Inc.*	1,284	34,347
Patterson Cos., Inc.	923	28,281
Progyny, Inc.*	398	22,236
R1 RCM, Inc.*	1,469	28,969
Tenet Healthcare Corp.*	1,131	85,221
		776,847
Hotels, Restaurants & Leisure - 1.3%
Boyd Gaming Corp.*	856	52,533
Choice Hotels International, Inc.	304	36,286
Churchill Downs, Inc.	364	76,622
Cracker Barrel Old Country Store, Inc.	250	35,895
Jack in the Box, Inc.	240	25,430
Marriott Vacations Worldwide Corp.*	455	68,045
Papa John's International, Inc.	351	44,763
Scientific Games Corp.*	601	43,482
Six Flags Entertainment Corp.*	811	34,257
Texas Roadhouse, Inc.	695	66,025
Travel + Leisure Co.	912	49,941
Wendy's Co. (The)	1,880	43,278
Wingstop, Inc.	314	53,986
Wyndham Hotels & Resorts, Inc.	993	72,191
		702,734
Household Durables - 0.8%
Helen of Troy Ltd.*(b)	261	62,429
KB Home	941	40,491
Taylor Morrison Home Corp., Class A*	1,370	38,483
Tempur Sealy International, Inc.	1,945	86,941
Toll Brothers, Inc.	1,196	76,616
TopBuild Corp.*	350	76,577
Tri Pointe Homes, Inc.*	1,253	29,784
		411,321
Household Products - 0.0%(c)
Energizer Holdings, Inc.	620	24,391

Insurance - 2.0%
Alleghany Corp.*	146	98,797
American Financial Group, Inc.	732	100,972
Brighthouse Financial, Inc.*	908	44,456
Brown & Brown, Inc.	2,484	144,196
CNO Financial Group, Inc.	1,396	34,146
First American Financial Corp.	1,162	81,956
Hanover Insurance Group, Inc. (The)	382	53,980
Kemper Corp.	647	44,384
Kinsale Capital Group, Inc.	229	41,644
Mercury General Corp.	282	16,838
Old Republic International Corp.	3,004	78,104
Primerica, Inc.	419	64,082
Reinsurance Group of America, Inc.	718	83,159
RenaissanceRe Holdings Ltd.	523	81,970
RLI Corp.	424	46,313
Selective Insurance Group, Inc.	638	53,318
		1,068,315
Interactive Media & Services - 0.1%
TripAdvisor, Inc.*	1,039	36,365
Yelp, Inc.*	748	28,805
		65,170
IT Services - 0.8%
Alliance Data Systems Corp.	524	51,410
Concentrix Corp.*	442	76,638
Genpact Ltd.	1,850	95,978
LiveRamp Holdings, Inc.*	725	35,525
Maximus, Inc.	648	56,434
Sabre Corp.*(b)	3,388	38,047
WEX, Inc.*	475	87,196
		441,228
Leisure Products - 0.6%
Brunswick Corp.	827	80,111
Callaway Golf Co.*	1,234	34,626
Mattel, Inc.*	3,705	79,102
Polaris, Inc.	614	73,533
YETI Holdings, Inc.*	797	79,174
		346,546
Life Sciences Tools & Services - 0.6%
Medpace Holdings, Inc.*	296	53,975
Repligen Corp.*	543	153,658
Syneos Health, Inc.*	1,074	99,646
		307,279
Machinery - 2.5%
AGCO Corp.	652	89,728
Colfax Corp.*(b)	1,255	60,453
Crane Co.	523	53,226
Donaldson Co., Inc.	1,340	90,785
Flowserve Corp.	1,387	53,913
Graco, Inc.	1,795	140,764

UltraPro MidCap400
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
ITT, Inc.	911	87,155
Kennametal, Inc.	886	32,941
Lincoln Electric Holdings, Inc.	631	88,094
Middleby Corp. (The)*	586	107,203
Nordson Corp.	575	137,195
Oshkosh Corp.	727	83,300
Terex Corp.	744	37,981
Timken Co. (The)	724	53,243
Toro Co. (The)	1,135	124,782
Trinity Industries, Inc.	859	24,937
Woodward, Inc.	618	74,741
		1,340,441
Marine - 0.1%
Kirby Corp.*	639	34,244

Media - 0.5%
Cable One, Inc.	55	115,477
John Wiley & Sons, Inc., Class A	458	26,610
New York Times Co. (The), Class A	1,547	78,557
TEGNA, Inc.	2,340	41,465
		262,109
Metals & Mining - 1.1%
Cleveland-Cliffs, Inc.*	4,880	114,534
Commercial Metals Co.	1,280	41,754
Compass Minerals International, Inc.	364	24,362
Reliance Steel & Aluminum Co.	679	101,877
Royal Gold, Inc.	696	77,486
Steel Dynamics, Inc.	2,130	143,754
United States Steel Corp.	2,863	76,585
Worthington Industries, Inc.	369	21,383
		601,735
Multiline Retail - 0.3%
Kohl's Corp.	1,660	95,284
Nordstrom, Inc.*(b)	1,158	33,131
Ollie's Bargain Outlet Holdings, Inc.*(b)	603	43,645
		172,060
Multi-Utilities - 0.3%
Black Hills Corp.	668	46,980
MDU Resources Group, Inc.	2,138	68,780
NorthWestern Corp.	538	34,217
		149,977
Oil, Gas & Consumable Fuels - 0.8%
Antero Midstream Corp.(b)	3,036	29,176
Cimarex Energy Co.	1,094	70,257
CNX Resources Corp.*	2,344	26,628
DT Midstream, Inc.*	1,031	47,911
EQT Corp.*	2,965	54,348
Equitrans Midstream Corp.	4,313	37,652
HollyFrontier Corp.	1,585	51,243
Murphy Oil Corp.	1,546	32,868
Targa Resources Corp.	2,430	106,726
		456,809
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	1,086	68,896

Personal Products - 0.1%
Coty, Inc., Class A*	3,005	29,359
Nu Skin Enterprises, Inc., Class A	529	26,778
		56,137
Pharmaceuticals - 0.2%
Jazz Pharmaceuticals plc*	639	84,162
Nektar Therapeutics*	1,935	29,954
		114,116
Professional Services - 0.7%
ASGN, Inc.*	563	63,163
CACI International, Inc., Class A*	248	63,870
FTI Consulting, Inc.*	367	51,274
Insperity, Inc.	381	42,039
KBR, Inc.(b)	1,502	58,488
ManpowerGroup, Inc.	581	70,545
Science Applications International Corp.	618	52,054
		401,433
Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.*	547	132,609

Road & Rail - 0.8%
Avis Budget Group, Inc.*	550	49,913
Knight-Swift Transportation Holdings, Inc.	1,299	67,457
Landstar System, Inc.	407	68,388
Ryder System, Inc.	572	45,468
Saia, Inc.*	281	67,477
Werner Enterprises, Inc.	607	28,626
XPO Logistics, Inc.*	1,078	93,689
		421,018
Semiconductors & Semiconductor Equipment - 1.8%
Amkor Technology, Inc.	1,140	31,316
Brooks Automation, Inc.	786	66,779
Cirrus Logic, Inc.*	613	51,290
CMC Materials, Inc.	309	40,980
Cree, Inc.*	1,222	103,846
First Solar, Inc.*	907	85,258
Lattice Semiconductor Corp.*	1,445	89,763
MKS Instruments, Inc.	591	86,983
Semtech Corp.*	686	47,965
Silicon Laboratories, Inc.*	475	74,869
SolarEdge Technologies, Inc.*	554	160,538
Synaptics, Inc.*	372	70,598
Universal Display Corp.	458	95,534
		1,005,719
Software - 2.1%
ACI Worldwide, Inc.*	1,258	40,545
Aspen Technology, Inc.*	719	93,111
Blackbaud, Inc.*	520	36,239
CDK Global, Inc.	1,289	53,622
Cerence, Inc.*	398	43,159
Ceridian HCM Holding, Inc.*	1,393	156,504
CommVault Systems, Inc.*	491	39,756
Envestnet, Inc.*	580	46,325
Fair Isaac Corp.*	302	138,842
J2 Global, Inc.*	451	62,103
Manhattan Associates, Inc.*	678	110,507
Mimecast Ltd.*	632	44,120
Paylocity Holding Corp.*	395	106,334
Qualys, Inc.*	359	42,139
Sailpoint Technologies Holdings, Inc.*	977	45,782
Teradata Corp.*	1,160	63,440
		1,122,528
Specialty Retail - 1.9%
American Eagle Outfitters, Inc.	1,606	49,015

UltraPro MidCap400
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
AutoNation, Inc.*	573	62,509
Dick's Sporting Goods, Inc.	694	97,722
Five Below, Inc.*	591	125,771
Foot Locker, Inc.	1,101	62,416
GameStop Corp., Class A*	585	127,670
Lithia Motors, Inc., Class A	314	104,028
Murphy USA, Inc.	269	41,770
RH*	176	123,318
Urban Outfitters, Inc.*	729	24,072
Victoria's Secret & Co.*	941	62,388
Williams-Sonoma, Inc.	813	151,787
		1,032,466
Technology Hardware, Storage & Peripherals - 0.2%
NCR Corp.*	1,387	58,920
Xerox Holdings Corp.	1,709	38,469
		97,389

Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd.*	1,612	91,094
Carter's, Inc.	464	47,504
Columbia Sportswear Co.	326	33,255
Crocs, Inc.*	690	98,546
Deckers Outdoor Corp.*	298	124,698
Skechers USA, Inc., Class A*	1,422	71,712
		466,809
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	1,195	56,260
MGIC Investment Corp.	3,603	55,018
New York Community Bancorp, Inc.	4,938	61,824
Washington Federal, Inc.	770	25,641
		198,743
Trading Companies & Distributors - 0.4%
GATX Corp.	375	34,380
MSC Industrial Direct Co., Inc., Class A	496	41,768
Univar Solutions, Inc.*	1,797	42,427
Watsco, Inc.	348	96,890
		215,465
Water Utilities - 0.2%
Essential Utilities, Inc.	2,370	117,623

Wireless Telecommunication Services - 0.0%(c)
Telephone and Data Systems, Inc.	1,059	21,519

TOTAL COMMON STOCKS (Cost $25,737,598)		25,351,292

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 4.5%

REPURCHASE AGREEMENTS(d) - 4.5%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,477,765
(Cost $2,477,761)	2,477,761	2,477,761

Total Investments - 51.0% (Cost $28,215,359)		27,829,053
Other assets less liabilities - 49.0%		26,788,469
Net Assets - 100.0%		54,617,522

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,311,458.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $250,349, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $262,263.
(c)	Represents less than 0.05% of net assets.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro MidCap400
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	11	9/17/2021	USD	$3,027,200	$117,042

Swap Agreements

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
15,505,797	11/8/2021	Bank of America NA	0.46%	S&P MidCap 400®	5,060,871
5,765,117	11/8/2021	BNP Paribas SA	0.51%	S&P MidCap 400®	3,815,420
13,060,991	12/6/2021	Citibank NA	0.46%	S&P MidCap 400®	2,997,339
790,157	11/8/2021	Credit Suisse International	0.56%	S&P MidCap 400®	3,697,569
9,516,342	11/8/2021	Goldman Sachs International	0.53%	S&P MidCap 400®	2,588,240
22,611,703	11/7/2022	Morgan Stanley & Co. International plc	(0.01)%	S&P MidCap 400®	1,020,345
58,835,029	11/7/2022	Societe Generale	0.32%	S&P MidCap 400®	1,416,958
9,388,276	11/8/2021	UBS AG	0.45%	S&P MidCap 400®	4,134,720
135,473,412					24,731,462
				Total Unrealized Appreciation	24,731,462

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro QQQ
Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 58.1%

Automobiles - 2.3%
Tesla, Inc.*	451,049	331,845,770

Beverages - 1.3%
Keurig Dr Pepper, Inc.	816,029	29,107,754
Monster Beverage Corp.*	304,317	29,692,210
PepsiCo, Inc.	795,456	124,401,364
		183,201,328
Biotechnology - 2.3%
Amgen, Inc.	330,780	74,600,814
Biogen, Inc.*	86,687	29,379,091
Gilead Sciences, Inc.	722,131	52,556,694
Incyte Corp.*	126,633	9,686,158
Moderna, Inc.*	231,182	87,083,948
Regeneron Pharmaceuticals, Inc.*	60,275	40,589,185
Seagen, Inc.*	104,535	17,520,066
Vertex Pharmaceuticals, Inc.*	149,039	29,851,021
		341,266,977
Commercial Services & Supplies - 0.3%
Cintas Corp.	60,487	23,938,940
Copart, Inc.*	136,211	19,657,972
		43,596,912
Communications Equipment - 1.0%
Cisco Systems, Inc.	2,426,063	143,186,238

Electric Utilities - 0.5%
American Electric Power Co., Inc.	287,729	25,771,887
Exelon Corp.	562,365	27,567,132
Xcel Energy, Inc.	309,860	21,302,875
		74,641,894
Electronic Equipment, Instruments & Components - 0.1%
CDW Corp.	80,725	16,194,242

Entertainment - 1.5%
Activision Blizzard, Inc.	447,240	36,839,159
Electronic Arts, Inc.	164,777	23,927,268
NetEase, Inc., ADR	173,461	16,898,571
Netflix, Inc.*	255,275	145,299,977
		222,964,975
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	254,790	116,054,297
Walgreens Boots Alliance, Inc.	497,649	25,255,687
		141,309,984
Food Products - 0.5%
Kraft Heinz Co. (The)	704,211	25,344,554
Mondelez International, Inc., Class A	808,752	50,199,237
		75,543,791
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc.*	45,562	32,303,458
Dexcom, Inc.*	55,678	29,477,047
IDEXX Laboratories, Inc.*	49,115	33,091,722
Intuitive Surgical, Inc.*	68,163	71,813,810
		166,686,037
Health Care Technology - 0.1%
Cerner Corp.	173,465	13,244,053

Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc.*	23,636	54,355,000
Marriott International, Inc., Class A*	187,492	25,337,669
Starbucks Corp.	678,393	79,704,393
Trip.com Group Ltd., ADR*	303,330	9,248,532
		168,645,594
Industrial Conglomerates - 0.6%
Honeywell International, Inc.	399,877	92,735,475

Interactive Media & Services - 7.3%
Alphabet, Inc., Class A*	113,792	329,308,358
Alphabet, Inc., Class C*	122,434	356,189,890
Baidu, Inc., ADR*	149,175	23,423,459
Facebook, Inc., Class A*	906,533	343,920,490
Match Group, Inc.*	155,632	21,390,062
		1,074,232,259
Internet & Direct Marketing Retail - 5.5%
Amazon.com, Inc.*	190,818	662,289,206
eBay, Inc.	392,240	30,100,498
JD.com, Inc., ADR*	463,954	36,448,226
MercadoLibre, Inc.*	28,708	53,610,755
Pinduoduo, Inc., ADR*	217,803	21,784,656
		804,233,341
IT Services - 2.5%
Automatic Data Processing, Inc.	244,986	51,211,873
Cognizant Technology Solutions Corp., Class A	303,638	23,170,616
Fiserv, Inc.*	383,893	45,218,756
Okta, Inc.*	71,996	18,978,146
Paychex, Inc.	207,479	23,750,121
PayPal Holdings, Inc.*	676,318	195,225,954
VeriSign, Inc.*	64,856	14,025,759
		371,581,225
Leisure Products - 0.1%
Peloton Interactive, Inc., Class A*	154,721	15,501,497

Life Sciences Tools & Services - 0.3%
Illumina, Inc.*	84,060	38,428,870

Machinery - 0.1%
PACCAR, Inc.	199,867	16,363,111

Media - 1.9%
Charter Communications, Inc., Class A*(b)	108,637	88,719,492
Comcast Corp., Class A	2,639,645	160,173,659
Fox Corp., Class A	188,231	7,047,369
Fox Corp., Class B	145,821	5,049,781
Sirius XM Holdings, Inc.(b)	2,355,201	14,767,110
		275,757,411
Multiline Retail - 0.1%
Dollar Tree, Inc.*	133,538	12,090,531

Pharmaceuticals - 0.0%(c)
AstraZeneca plc, ADR	1	58

Professional Services - 0.1%
Verisk Analytics, Inc.	93,321	18,828,445

Road & Rail - 0.3%
CSX Corp.	1,308,200	42,555,746

UltraPro QQQ
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)

Semiconductors & Semiconductor Equipment - 8.4%
Advanced Micro Devices, Inc.*	699,800	77,481,856
Analog Devices, Inc.	212,358	34,603,736
Applied Materials, Inc.	526,116	71,094,055
ASML Holding NV, NYRS	45,737	38,100,750
Broadcom, Inc.	235,064	116,876,171
Intel Corp.	2,324,830	125,680,310
KLA Corp.	88,238	29,997,391
Lam Research Corp.	82,121	49,668,423
Marvell Technology, Inc.	471,755	28,866,688
Microchip Technology, Inc.	157,481	24,781,210
Micron Technology, Inc.*	645,627	47,582,710
NVIDIA Corp.	1,435,006	321,226,093
NXP Semiconductors NV	158,751	34,152,103
QUALCOMM, Inc.	649,423	95,263,860
Skyworks Solutions, Inc.	95,056	17,438,974
Texas Instruments, Inc.	531,715	101,509,711
Xilinx, Inc.*	141,527	22,020,186
		1,236,344,227
Software - 9.8%
Adobe, Inc.*	275,192	182,644,930
ANSYS, Inc.*	50,189	18,337,053
Atlassian Corp. plc, Class A*	77,881	28,587,000
Autodesk, Inc.*	126,699	39,288,093
Cadence Design Systems, Inc.*	160,228	26,194,073
Check Point Software Technologies Ltd.*	77,884	9,784,567
Crowdstrike Holdings, Inc., Class A*	114,655	32,218,055
DocuSign, Inc.*	112,000	33,178,880
Intuit, Inc.	157,319	89,059,859
Microsoft Corp.	2,849,532	860,216,720
Splunk, Inc.*	94,359	14,424,660
Synopsys, Inc.*	87,849	29,186,952
Workday, Inc., Class A*	108,811	29,722,813
Zoom Video Communications, Inc., Class A*	136,073	39,393,134
		1,432,236,789
Specialty Retail - 0.3%
O'Reilly Automotive, Inc.*	40,163	23,860,035
Ross Stores, Inc.	205,308	24,308,467
		48,168,502
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	6,313,693	958,608,008

Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.*	72,038	28,827,446

Trading Companies & Distributors - 0.1%
Fastenal Co.	330,752	18,472,499

Wireless Telecommunication Services - 0.7%
T-Mobile US, Inc.*	717,849	98,359,670

TOTAL COMMON STOCKS (Cost $7,742,084,541)		8,505,652,905

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $2,437,942)	2,437,942	2,437,942

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.4%

REPURCHASE AGREEMENTS(e) - 2.4%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $349,309,184
(Cost $349,308,725)	349,308,725	349,308,725

Total Investments - 60.5% (Cost $8,093,831,208)		8,857,399,572
Other assets less liabilities - 39.5%		5,778,765,750
Net Assets - 100.0%		14,636,165,322

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,299,609,591.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $29,368,773, collateralized in the form of cash with a value of $2,437,942 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $27,769,734 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $30,207,676.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $2,437,942.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

ADR	American Depositary Receipt
NYRS	New York Registry Shares

UltraPro QQQ
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	2,730	9/17/2021	USD	$850,804,500	$67,792,315

Swap Agreements

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation ($)
4,774,590,142	11/8/2021	Bank of America NA	0.66%	NASDAQ-100 Index®	866,735,372
3,882,257,706	11/8/2021	BNP Paribas SA	0.71%	NASDAQ-100 Index®	1,004,586,884
3,967,057,726	11/8/2021	Citibank NA	0.55%	NASDAQ-100 Index®	1,093,319,901
1,006,598,981	11/7/2022	Credit Suisse International	0.66%	NASDAQ-100 Index®	102,432,954
4,692,205,411	11/8/2021	Goldman Sachs International	0.63%	NASDAQ-100 Index®	978,886,887
3,601,507,624	11/8/2021	J.P. Morgan Securities	0.46%	NASDAQ-100 Index®	476,120,168
2,887,906,578	11/8/2021	Morgan Stanley & Co. International plc	0.66%	NASDAQ-100 Index®	270,804,162
5,037,700,823	11/22/2021	Societe Generale	0.85%	NASDAQ-100 Index®	870,662,168
4,702,069,140	11/7/2022	UBS AG	0.90%	NASDAQ-100 Index®	112,917,867
34,551,894,131					5,776,466,363
				Total Unrealized Appreciation	5,776,466,363

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 54.5%

Aerospace & Defense - 0.4%
AAR Corp.*	2,460	83,271
Aerojet Rocketdyne Holdings, Inc.	5,411	224,665
AeroVironment, Inc.*	1,626	166,437
AerSale Corp.*	652	8,822
Astronics Corp.*	1,734	23,166
Byrna Technologies, Inc.*(b)	765	22,399
Ducommun, Inc.*	786	41,422
Kaman Corp.	1,998	78,082
Kratos Defense & Security Solutions, Inc.*	8,869	219,242
Maxar Technologies, Inc.	5,185	164,831
Moog, Inc., Class A	2,091	166,109
National Presto Industries, Inc.	369	30,826
PAE, Inc.*	5,019	33,577
Park Aerospace Corp.	1,413	20,601
Parsons Corp.*(b)	1,902	67,388
Triumph Group, Inc.*	3,728	68,819
Vectrus, Inc.*	834	41,959
		1,461,616
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	4,267	116,873
Atlas Air Worldwide Holdings, Inc.*	2,082	152,340
Echo Global Logistics, Inc.*	1,904	62,603
Forward Air Corp.	1,967	173,430
Hub Group, Inc., Class A*	2,393	167,989
Radiant Logistics, Inc.*	2,835	19,420
		692,655
Airlines - 0.2%
Allegiant Travel Co.*	1,098	211,299
Frontier Group Holdings, Inc.*	2,516	38,570
Hawaiian Holdings, Inc.*	3,656	73,924
Mesa Air Group, Inc.*	2,479	19,783
SkyWest, Inc.*	3,601	167,987
Spirit Airlines, Inc.*	7,107	174,335
Sun Country Airlines Holdings, Inc.*	1,257	40,714
		726,612
Auto Components - 0.7%
Adient plc*	6,850	269,479
American Axle & Manufacturing Holdings, Inc.*	8,153	72,317
Cooper-Standard Holdings, Inc.*(b)	1,218	28,355
Dana, Inc.	10,509	244,439
Dorman Products, Inc.*	1,933	181,431
Fox Factory Holding Corp.*	3,053	469,155
Gentherm, Inc.*	2,404	206,311
Goodyear Tire & Rubber Co. (The)*	19,979	316,467
LCI Industries	1,793	253,996
Modine Manufacturing Co.*	3,617	44,996
Motorcar Parts of America, Inc.*	1,356	26,876
Patrick Industries, Inc.	1,641	133,922
Standard Motor Products, Inc.	1,510	64,764
Stoneridge, Inc.*	1,884	43,897
Tenneco, Inc., Class A*	5,111	79,732
Visteon Corp.*	2,009	212,311
XL Fleet Corp.*(b)	2,771	18,843
XPEL, Inc.*(c)	1,304	99,078
		2,766,369
Automobiles - 0.1%
Arcimoto, Inc.*(b)	1,978	24,567
Canoo, Inc.*	5,768	41,587
Fisker, Inc.*(b)	11,478	160,118
Lordstown Motors Corp.*(b)	8,104	53,324
Winnebago Industries, Inc.	2,341	162,981
Workhorse Group, Inc.*(b)	8,932	87,623
		530,200
Banks - 4.3%
1st Source Corp.	1,235	58,045
Allegiance Bancshares, Inc.	1,378	51,220
Altabancorp	1,306	54,225
Amalgamated Financial Corp.	984	15,301
Amerant Bancorp, Inc.*	1,516	40,280
American National Bankshares, Inc.	765	26,148
Ameris Bancorp	4,808	236,746
Arrow Financial Corp.	972	35,818
Associated Banc-Corp.	10,947	225,727
Atlantic Capital Bancshares, Inc.*	1,424	34,504
Atlantic Union Bankshares Corp.	5,696	210,752
Banc of California, Inc.	3,263	58,636
BancFirst Corp.	1,241	70,191
Bancorp, Inc. (The)*	3,787	93,387
BancorpSouth Bank	7,368	216,103
Bank First Corp.(b)	481	34,151
Bank of Marin Bancorp	1,155	41,811
Bank of NT Butterfield & Son Ltd. (The)	3,626	120,782
BankUnited, Inc.	6,733	282,988
Banner Corp.	2,505	143,286
Bar Harbor Bankshares	1,066	29,208
Berkshire Hills Bancorp, Inc.	3,684	94,421
Blue Ridge Bankshares, Inc.(b)	1,255	22,276
Brookline Bancorp, Inc.	5,551	83,098
Bryn Mawr Bank Corp.	1,429	58,303
Business First Bancshares, Inc.	1,401	33,512
Byline Bancorp, Inc.	1,843	45,338
Cadence Bancorp	8,894	191,310
Cambridge Bancorp	493	42,270
Camden National Corp.	1,064	49,657
Capital Bancorp, Inc.	559	13,259
Capital City Bank Group, Inc.	972	22,541
Capstar Financial Holdings, Inc.	1,478	31,097
Carter Bankshares, Inc.*	1,873	22,832
Cathay General Bancorp	5,527	219,864
CBTX, Inc.	1,331	36,230
Central Pacific Financial Corp.	1,999	50,595
Century Bancorp, Inc., Class A	196	22,409
CIT Group, Inc.	7,197	398,858
Citizens & Northern Corp.	1,122	28,151
City Holding Co.	1,119	87,170
Civista Bancshares, Inc.	1,124	26,436
CNB Financial Corp.	1,162	28,562
Coastal Financial Corp.*	682	20,030
Columbia Banking System, Inc.	5,201	189,108
Community Bank System, Inc.	3,869	286,306
Community Trust Bancorp, Inc.	1,125	46,868
ConnectOne Bancorp, Inc.	2,697	77,161
CrossFirst Bankshares, Inc.*	3,412	45,107
Customers Bancorp, Inc.*	2,161	89,487
CVB Financial Corp.	9,343	190,223

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Dime Community Bancshares, Inc.	2,539	83,787
Eagle Bancorp, Inc.	2,288	132,018
Eastern Bankshares, Inc.	12,418	245,628
Enterprise Bancorp, Inc.	671	22,646
Enterprise Financial Services Corp.	2,589	116,272
Equity Bancshares, Inc., Class A*	976	31,310
Farmers National Banc Corp.	1,882	29,359
FB Financial Corp.	2,409	99,227
Fidelity D&D Bancorp, Inc.	291	15,658
Financial Institutions, Inc.	1,134	36,016
First Bancorp, Inc. (The)	749	22,238
First Bancorp/NC	2,037	85,065
First Bancorp/PR	15,582	198,359
First Bancshares, Inc. (The)	1,466	59,402
First Bank	1,128	15,025
First Busey Corp.	3,673	87,050
First Commonwealth Financial Corp.	6,898	93,261
First Community Bankshares, Inc.	1,241	38,769
First Financial Bancorp	6,955	163,512
First Financial Bankshares, Inc.	9,387	447,009
First Financial Corp.	872	35,255
First Foundation, Inc.	2,873	69,038
First Internet Bancorp	673	20,002
First Interstate BancSystem, Inc., Class A	2,958	130,330
First Merchants Corp.	3,911	160,938
First Mid Bancshares, Inc.	1,202	49,162
First Midwest Bancorp, Inc.	8,234	154,223
First of Long Island Corp. (The)	1,654	35,065
Five Star Bancorp	384	9,170
Flushing Financial Corp.	2,130	48,841
Fulton Financial Corp.	11,491	182,132
German American Bancorp, Inc.	1,787	66,762
Glacier Bancorp, Inc.	6,931	369,145
Great Southern Bancorp, Inc.	768	41,833
Great Western Bancorp, Inc.	4,005	123,995
Guaranty Bancshares, Inc.	577	19,803
Hancock Whitney Corp.	6,255	287,480
Hanmi Financial Corp.	2,207	42,551
HarborOne Bancorp, Inc.	3,657	51,673
HBT Financial, Inc.	691	11,298
Heartland Financial USA, Inc.	2,915	137,092
Heritage Commerce Corp.	4,226	47,627
Heritage Financial Corp.	2,564	65,254
Hilltop Holdings, Inc.	4,669	156,271
Home BancShares, Inc.	11,027	244,248
HomeTrust Bancshares, Inc.	1,097	30,519
Hope Bancorp, Inc.	8,596	118,539
Horizon Bancorp, Inc.	3,096	55,264
Howard Bancorp, Inc.*	953	18,965
Independent Bank Corp.	2,381	182,623
Independent Bank Corp./MI	1,513	31,682
Independent Bank Group, Inc.	3,049	214,741
International Bancshares Corp.	3,887	162,788
Investors Bancorp, Inc.	16,537	236,644
Lakeland Bancorp, Inc.	3,536	59,688
Lakeland Financial Corp.	1,763	117,081
Live Oak Bancshares, Inc.	2,279	139,498
Macatawa Bank Corp.	1,898	15,583
Mercantile Bank Corp.	1,142	35,630
Metrocity Bankshares, Inc.	1,373	28,435
Metropolitan Bank Holding Corp.*	558	43,691
Mid Penn Bancorp, Inc.	711	18,906
Midland States Bancorp, Inc.	1,569	39,696
MidWestOne Financial Group, Inc.	1,048	30,769
MVB Financial Corp.	712	28,152
National Bank Holdings Corp., Class A	2,134	80,025
NBT Bancorp, Inc.	3,049	109,337
Nicolet Bankshares, Inc.*	643	49,132
Northrim Bancorp, Inc.	436	18,299
OceanFirst Financial Corp.	4,276	90,908
OFG Bancorp	3,673	87,454
Old National Bancorp	11,945	199,004
Old Second Bancorp, Inc.	2,008	23,614
Origin Bancorp, Inc.	1,598	65,758
Orrstown Financial Services, Inc.	788	18,802
Pacific Premier Bancorp, Inc.	6,776	270,769
Park National Corp.(b)	1,041	122,047
Peapack-Gladstone Financial Corp.	1,325	44,136
Peoples Bancorp, Inc.	1,305	40,768
Peoples Financial Services Corp.	508	23,414
Preferred Bank	997	63,698
Premier Financial Bancorp, Inc.	914	16,461
Primis Financial Corp.	1,744	26,143
QCR Holdings, Inc.	1,111	57,716
RBB Bancorp	1,028	26,461
Red River Bancshares, Inc.	327	16,402
Reliant Bancorp, Inc.	1,100	31,900
Renasant Corp.	3,996	140,260
Republic Bancorp, Inc., Class A	694	34,790
Republic First Bancorp, Inc.*	3,232	10,795
S&T Bancorp, Inc.	2,801	83,470
Sandy Spring Bancorp, Inc.	3,352	146,047
Seacoast Banking Corp. of Florida	3,947	126,067
ServisFirst Bancshares, Inc.	3,610	265,046
Sierra Bancorp	1,013	25,750
Silvergate Capital Corp., Class A*	1,655	186,982
Simmons First National Corp., Class A	7,762	225,486
SmartFinancial, Inc.	1,001	25,005
South Plains Financial, Inc.	767	17,794
South State Corp.	5,123	351,335
Southern First Bancshares, Inc.*	538	27,427
Southside Bancshares, Inc.	2,254	84,953
Spirit of Texas Bancshares, Inc.	928	21,947
Stock Yards Bancorp, Inc.	1,492	76,957
Summit Financial Group, Inc.	821	19,655
Texas Capital Bancshares, Inc.*	3,664	249,115
Tompkins Financial Corp.	1,032	82,137
Towne Bank	4,856	147,962
TriCo Bancshares	1,993	78,823
TriState Capital Holdings, Inc.*	2,090	42,239
Triumph Bancorp, Inc.*	1,702	139,938
Trustmark Corp.	4,563	144,282
UMB Financial Corp.	3,168	290,125
United Bankshares, Inc.	9,035	328,242
United Community Banks, Inc.	6,291	189,799
Univest Financial Corp.	2,089	56,570
Valley National Bancorp	28,959	377,625
Veritex Holdings, Inc.	3,438	123,527
Washington Trust Bancorp, Inc.	1,237	65,883
WesBanco, Inc.	4,723	160,582
West Bancorp, Inc.	1,162	35,546
Westamerica Bancorp	1,885	106,955
		16,792,845

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Beverages - 0.2%
Celsius Holdings, Inc.*	3,289	268,909
Coca-Cola Consolidated, Inc.	341	138,500
Duckhorn Portfolio, Inc. (The)*	1,460	31,375
MGP Ingredients, Inc.	1,023	66,802
National Beverage Corp.	1,698	79,042
NewAge, Inc.*(b)	9,625	16,940
Primo Water Corp.	11,368	201,896
		803,464
Biotechnology - 5.4%
4D Molecular Therapeutics, Inc.*	711	21,721
89bio, Inc.*(b)	705	13,050
ACADIA Pharmaceuticals, Inc.*	8,651	151,479
Adicet Bio, Inc.*	1,510	12,608
Adverum Biotechnologies, Inc.*	6,278	15,256
Aeglea BioTherapeutics, Inc.*(b)	2,919	21,163
Affimed NV*	8,389	59,059
Agenus, Inc.*	14,250	87,923
Agios Pharmaceuticals, Inc.*	4,451	198,871
Akebia Therapeutics, Inc.*	11,550	33,957
Akero Therapeutics, Inc.*	1,858	44,109
Akouos, Inc.*(b)	1,734	20,617
Albireo Pharma, Inc.*	1,222	37,332
Aldeyra Therapeutics, Inc.*	3,507	33,281
Alector, Inc.*	4,162	112,499
Aligos Therapeutics, Inc.*(b)	1,355	23,103
Alkermes plc*	11,595	362,460
Allakos, Inc.*	2,526	225,218
Allogene Therapeutics, Inc.*	4,914	117,199
Allovir, Inc.*	2,134	41,079
Alpine Immune Sciences, Inc.*(b)	841	7,998
Altimmune, Inc.*	2,348	35,197
ALX Oncology Holdings, Inc.*(b)	1,281	89,670
Amicus Therapeutics, Inc.*	19,007	216,490
AnaptysBio, Inc.*	1,393	35,675
Anavex Life Sciences Corp.*(b)	4,486	87,432
Anika Therapeutics, Inc.*	1,044	45,028
Annexon, Inc.*	2,256	36,886
Apellis Pharmaceuticals, Inc.*	4,696	309,232
Applied Molecular Transport, Inc.*(b)	1,776	53,404
Applied Therapeutics, Inc.*(b)	1,280	20,109
AquaBounty Technologies, Inc.*(b)	3,792	17,557
Arbutus Biopharma Corp.*	5,646	19,366
Arcturus Therapeutics Holdings, Inc.*	1,525	83,585
Arcus Biosciences, Inc.*	3,275	95,532
Arcutis Biotherapeutics, Inc.*	2,000	42,340
Ardelyx, Inc.*	6,113	8,619
Arena Pharmaceuticals, Inc.*	4,419	233,853
Arrowhead Pharmaceuticals, Inc.*	7,326	491,721
Atara Biotherapeutics, Inc.*	5,975	89,505
Athenex, Inc.*(b)	6,250	22,812
Athersys, Inc.*(b)	14,530	24,410
Atossa Therapeutics, Inc.*(b)	8,457	32,137
Atreca, Inc., Class A*	1,879	11,030
Avid Bioservices, Inc.*	4,367	105,856
Avidity Biosciences, Inc.*	2,187	49,951
Avita Medical, Inc.*	1,725	34,862
Avrobio, Inc.*	2,623	17,469
Beam Therapeutics, Inc.*	3,395	376,573
Beyondspring, Inc.*(b)	1,619	50,691
BioAtla, Inc.*(b)	882	36,241
BioCryst Pharmaceuticals, Inc.*	12,870	204,890
Biohaven Pharmaceutical Holding Co. Ltd.*	3,906	512,623
Biomea Fusion, Inc.*(b)	624	8,705
Bioxcel Therapeutics, Inc.*(b)	1,103	32,483
Black Diamond Therapeutics, Inc.*	1,645	16,614
Bluebird Bio, Inc.*	4,882	89,341
Blueprint Medicines Corp.*	4,230	394,532
Bolt Biotherapeutics, Inc.*(b)	840	14,918
Bridgebio Pharma, Inc.*	7,781	389,906
Brooklyn ImmunoTherapeutics, Inc.*	1,719	20,748
C4 Therapeutics, Inc.*(b)	2,489	99,884
Cardiff Oncology, Inc.*	2,614	19,161
CareDx, Inc.*	3,618	265,127
Catalyst Pharmaceuticals, Inc.*(b)	7,016	38,658
Celcuity, Inc.*	576	12,672
Celldex Therapeutics, Inc.*	2,836	149,315
CEL-SCI Corp.*(b)	2,565	29,703
Cerevel Therapeutics Holdings, Inc.*(b)	2,547	80,638
ChemoCentryx, Inc.*	3,903	61,706
Chimerix, Inc.*	5,278	37,474
Chinook Therapeutics, Inc.*	2,272	30,808
Clene, Inc.*(b)	1,653	13,224
Clovis Oncology, Inc.*(b)	7,199	34,699
Codiak Biosciences, Inc.*	1,137	19,556
Cogent Biosciences, Inc.*(b)	2,685	22,232
Coherus Biosciences, Inc.*	4,636	74,083
Cortexyme, Inc.*(b)	1,441	138,768
Crinetics Pharmaceuticals, Inc.*	2,635	62,107
Cue Biopharma, Inc.*	2,152	25,802
Cullinan Oncology, Inc.*(b)	956	26,978
Curis, Inc.*	6,261	55,410
Cytokinetics, Inc.*	5,611	184,995
CytomX Therapeutics, Inc.*	4,688	24,003
Deciphera Pharmaceuticals, Inc.*	2,844	89,586
Denali Therapeutics, Inc.*	6,575	349,790
DermTech, Inc.*	1,715	63,798
Design Therapeutics, Inc.*	973	15,296
Dicerna Pharmaceuticals, Inc.*	4,977	102,427
Dynavax Technologies Corp.*	7,793	151,652
Dyne Therapeutics, Inc.*	2,172	36,772
Eagle Pharmaceuticals, Inc.*	840	44,831
Editas Medicine, Inc.*	4,944	314,389
Eiger BioPharmaceuticals, Inc.*	2,313	18,828
Emergent BioSolutions, Inc.*(b)	3,531	222,735
Enanta Pharmaceuticals, Inc.*	1,391	79,565
Epizyme, Inc.*	6,488	33,478
Evelo Biosciences, Inc.*(b)	2,195	24,957
Fate Therapeutics, Inc.*	5,796	424,557
FibroGen, Inc.*	6,225	72,397
Finch Therapeutics Group, Inc.*(b)	548	7,754
Flexion Therapeutics, Inc.*	3,480	20,810
Foghorn Therapeutics, Inc.*(b)	1,414	18,354
Forma Therapeutics Holdings, Inc.*	2,324	55,846
Forte Biosciences, Inc.*	814	23,948
Fortress Biotech, Inc.*(b)	5,178	17,036
Frequency Therapeutics, Inc.*(b)	2,308	17,818
G1 Therapeutics, Inc.*(b)	2,835	42,865
Gemini Therapeutics, Inc.*(b)	1,584	7,793
Generation Bio Co.*	3,169	79,225
Geron Corp.*	21,796	31,604
Global Blood Therapeutics, Inc.*	4,328	124,170
Gossamer Bio, Inc.*(b)	4,492	44,650

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Greenwich Lifesciences, Inc.*(b)	292	11,686
Gritstone bio, Inc.*(b)	2,923	26,892
GT Biopharma, Inc.*(b)	1,723	15,317
Halozyme Therapeutics, Inc.*(b)	10,209	428,676
Harpoon Therapeutics, Inc.*	1,351	12,807
Heron Therapeutics, Inc.*	6,679	77,944
Homology Medicines, Inc.*	3,033	21,807
Hookipa Pharma, Inc.*	1,386	9,550
Humanigen, Inc.*(b)	3,243	53,769
iBio, Inc.*(b)	15,621	19,839
Ideaya Biosciences, Inc.*(b)	2,028	47,658
IGM Biosciences, Inc.*	583	41,515
Immunic, Inc.*	1,121	11,042
ImmunityBio, Inc.*(b)	4,833	55,000
ImmunoGen, Inc.*	14,123	85,444
Immunovant, Inc.*	2,714	23,503
Impel Neuropharma, Inc.*(b)	391	7,425
Infinity Pharmaceuticals, Inc.*(b)	6,326	22,394
Inhibrx, Inc.*	2,017	57,525
Inovio Pharmaceuticals, Inc.*(b)	14,944	129,116
Inozyme Pharma, Inc.*	1,040	16,037
Insmed, Inc.*	7,465	209,319
Instil Bio, Inc.*(b)	1,262	23,789
Intellia Therapeutics, Inc.*	4,899	786,436
Intercept Pharmaceuticals, Inc.*(b)	2,025	30,193
Invitae Corp.*(b)	14,484	429,161
Ironwood Pharmaceuticals, Inc.*	10,499	137,537
iTeos Therapeutics, Inc.*	1,461	41,419
IVERIC bio, Inc.*	6,547	69,202
Jounce Therapeutics, Inc.*	2,381	14,810
Kadmon Holdings, Inc.*	12,527	68,648
KalVista Pharmaceuticals, Inc.*(b)	1,435	29,331
Karuna Therapeutics, Inc.*	1,603	190,597
Karyopharm Therapeutics, Inc.*	5,203	30,177
Keros Therapeutics, Inc.*	1,129	37,980
Kezar Life Sciences, Inc.*	2,473	18,844
Kiniksa Pharmaceuticals Ltd., Class A*	2,107	26,506
Kinnate Biopharma, Inc.*	978	21,633
Kodiak Sciences, Inc.*(b)	2,423	228,198
Kronos Bio, Inc.*(b)	2,805	58,653
Krystal Biotech, Inc.*	1,298	75,206
Kura Oncology, Inc.*	4,582	84,584
Kymera Therapeutics, Inc.*	2,091	129,935
Lexicon Pharmaceuticals, Inc.*	4,905	23,152
Ligand Pharmaceuticals, Inc.*	1,092	144,472
Lineage Cell Therapeutics, Inc.*(b)	8,763	22,083
MacroGenics, Inc.*	4,268	100,767
Madrigal Pharmaceuticals, Inc.*	820	67,855
Magenta Therapeutics, Inc.*	2,163	13,843
MannKind Corp.*(b)	17,822	85,546
MEI Pharma, Inc.*	7,837	21,944
MeiraGTx Holdings plc*	2,153	26,934
Mersana Therapeutics, Inc.*	4,978	69,344
MiMedx Group, Inc.*	8,029	118,508
Mirum Pharmaceuticals, Inc.*	262	4,257
Molecular Templates, Inc.*	2,671	17,415
Morphic Holding, Inc.*	1,503	94,704
Mustang Bio, Inc.*	5,028	15,285
Myriad Genetics, Inc.*	5,532	197,935
Neoleukin Therapeutics, Inc.*	2,547	20,758
NexImmune, Inc.*	487	6,857
Nkarta, Inc.*	1,019	32,954
Nurix Therapeutics, Inc.*	2,263	72,846
Ocugen, Inc.*(b)	13,348	101,311
Olema Pharmaceuticals, Inc.*(b)	877	26,240
Oncocyte Corp.*(b)	5,121	20,996
Oncorus, Inc.*	1,475	15,237
Oncternal Therapeutics, Inc.*	3,200	14,464
OPKO Health, Inc.*(b)	28,415	109,682
Organogenesis Holdings, Inc.*	2,755	47,000
ORIC Pharmaceuticals, Inc.*	2,131	47,074
Outlook Therapeutics, Inc.*(b)	6,329	17,468
Oyster Point Pharma, Inc.*(b)	805	10,610
Passage Bio, Inc.*	2,680	32,214
PMV Pharmaceuticals, Inc.*	1,895	57,513
Portage Biotech, Inc.*	262	5,321
Poseida Therapeutics, Inc.*	2,079	17,963
Praxis Precision Medicines, Inc.*	1,761	34,991
Precigen, Inc.*	6,853	41,461
Precision BioSciences, Inc.*	3,434	43,165
Prelude Therapeutics, Inc.*(b)	782	27,910
Prometheus Biosciences, Inc.*(b)	815	17,783
Protagonist Therapeutics, Inc.*	2,989	144,966
Prothena Corp. plc*	2,463	165,317
PTC Therapeutics, Inc.*	5,021	219,167
Puma Biotechnology, Inc.*	2,309	17,479
Radius Health, Inc.*	3,383	46,888
RAPT Therapeutics, Inc.*	1,301	42,543
Recursion Pharmaceuticals, Inc., Class A*(b)	1,526	38,486
REGENXBIO, Inc.*	2,852	92,120
Relay Therapeutics, Inc.*	4,232	135,551
Reneo Pharmaceuticals, Inc.*	456	5,048
Replimune Group, Inc.*	1,934	61,424
REVOLUTION Medicines, Inc.*	4,284	124,622
Rhythm Pharmaceuticals, Inc.*	3,184	41,424
Rigel Pharmaceuticals, Inc.*	12,350	46,930
Rocket Pharmaceuticals, Inc.*(b)	2,871	98,217
Rubius Therapeutics, Inc.*	3,258	70,764
Sana Biotechnology, Inc.*	1,940	46,541
Sangamo Therapeutics, Inc.*	8,497	84,205
Scholar Rock Holding Corp.*	2,004	79,218
Selecta Biosciences, Inc.*	6,456	28,019
Sensei Biotherapeutics, Inc.*	552	5,951
Seres Therapeutics, Inc.*	5,028	32,229
Sesen Bio, Inc.*(b)	12,315	11,673
Shattuck Labs, Inc.*	1,925	40,675
Sigilon Therapeutics, Inc.*	533	3,166
Silverback Therapeutics, Inc.*(b)	920	20,240
Solid Biosciences, Inc.*	4,310	11,680
Sorrento Therapeutics, Inc.*(b)	19,706	177,354
Spectrum Pharmaceuticals, Inc.*	11,182	26,278
Spero Therapeutics, Inc.*	1,750	33,687
SpringWorks Therapeutics, Inc.*	2,104	158,010
Spruce Biosciences, Inc.*(b)	628	4,817
SQZ Biotechnologies Co.*(b)	1,644	21,865
Stoke Therapeutics, Inc.*	1,381	36,155
Summit Therapeutics, Inc.*	1,626	12,959
Surface Oncology, Inc.*	2,405	15,224
Sutro Biopharma, Inc.*	3,133	68,049
Syndax Pharmaceuticals, Inc.*	3,248	56,808
Syros Pharmaceuticals, Inc.*	4,159	22,043
Talaris Therapeutics, Inc.*	642	7,454
Taysha Gene Therapies, Inc.*	1,608	31,967
TCR2 Therapeutics, Inc.*	2,206	36,995
TG Therapeutics, Inc.*(b)	9,264	250,776

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Tonix Pharmaceuticals Holding Corp.*(b)	23,614	16,669
Translate Bio, Inc.*	4,846	181,240
Travere Therapeutics, Inc.*	4,213	91,970
Trevena, Inc.*(b)	11,818	15,600
Trillium Therapeutics, Inc.*	7,069	121,799
Turning Point Therapeutics, Inc.*	3,325	256,091
Twist Bioscience Corp.*	3,414	386,499
UroGen Pharma Ltd.*(b)	1,410	24,844
Vanda Pharmaceuticals, Inc.*	3,960	66,290
Vaxart, Inc.*(b)	8,633	77,265
Vaxcyte, Inc.*(b)	2,875	75,411
VBI Vaccines, Inc.*(b)	13,459	48,587
Veracyte, Inc.*	4,876	234,584
Verastem, Inc.*	12,459	33,016
Vericel Corp.*	3,361	182,065
Viking Therapeutics, Inc.*(b)	4,946	32,693
Vincerx Pharma, Inc.*	341	5,347
Vir Biotechnology, Inc.*	4,351	224,251
Viracta Therapeutics, Inc.*(b)	2,621	24,166
VistaGen Therapeutics, Inc.*(b)	13,828	42,037
Vor BioPharma, Inc.*	824	12,105
Werewolf Therapeutics, Inc.*(b)	548	9,754
XBiotech, Inc.(b)	1,087	17,359
Xencor, Inc.*	4,085	138,359
XOMA Corp.*(b)	434	13,506
Y-mAbs Therapeutics, Inc.*	2,526	77,750
Zentalis Pharmaceuticals, Inc.*	2,403	163,861
ZIOPHARM Oncology, Inc.*	15,151	24,696
		21,177,673
Building Products - 0.6%
AAON, Inc.	3,032	206,510
American Woodmark Corp.*	1,227	86,454
Apogee Enterprises, Inc.	1,830	78,653
Caesarstone Ltd.	1,637	21,281
Cornerstone Building Brands, Inc.*	3,956	65,749
CSW Industrials, Inc.	988	131,197
Gibraltar Industries, Inc.*	2,374	177,243
Griffon Corp.	3,360	81,312
Insteel Industries, Inc.	1,346	49,802
JELD-WEN Holding, Inc.*	6,071	167,195
Masonite International Corp.*	1,773	212,193
PGT Innovations, Inc.*	4,229	89,782
Quanex Building Products Corp.	2,424	57,109
Resideo Technologies, Inc.*	10,454	337,037
Simpson Manufacturing Co., Inc.	3,150	356,422
UFP Industries, Inc.	4,353	326,823
View, Inc.*(b)	6,125	30,686
		2,475,448
Capital Markets - 0.9%
Artisan Partners Asset Management, Inc., Class A	4,232	219,895
AssetMark Financial Holdings, Inc.*	1,298	34,877
Associated Capital Group, Inc., Class A	124	4,572
B Riley Financial, Inc.	1,440	94,378
BGC Partners, Inc., Class A	23,974	123,466
Blucora, Inc.*	3,514	57,665
Brightsphere Investment Group, Inc.	4,193	114,008
Cohen & Steers, Inc.	1,800	157,878
Cowen, Inc., Class A	1,879	67,719
Diamond Hill Investment Group, Inc.	221	40,450
Donnelley Financial Solutions, Inc.*	2,131	71,069
Federated Hermes, Inc., Class B	6,845	231,566
Focus Financial Partners, Inc., Class A*	3,736	193,824
GAMCO Investors, Inc., Class A	383	10,460
GCM Grosvenor, Inc., Class A(b)	2,365	26,299
Greenhill & Co., Inc.	1,060	15,624
Hamilton Lane, Inc., Class A	2,461	211,818
Houlihan Lokey, Inc.	3,754	338,611
Moelis & Co., Class A	4,426	274,191
Open Lending Corp., Class A*	7,537	278,643
Oppenheimer Holdings, Inc., Class A	668	31,122
Piper Sandler Cos.	1,280	182,937
PJT Partners, Inc., Class A	1,737	137,188
Pzena Investment Management, Inc., Class A	1,223	13,343
Sculptor Capital Management, Inc., Class A	1,557	44,063
StepStone Group, Inc., Class A	2,699	129,201
StoneX Group, Inc.*	1,215	84,673
Value Line, Inc.	69	2,529
Virtus Investment Partners, Inc.	526	164,480
WisdomTree Investments, Inc.	10,038	63,340
		3,419,889
Chemicals - 1.1%
AdvanSix, Inc.*	1,973	72,015
American Vanguard Corp.	2,121	32,515
Amyris, Inc.*	12,087	181,909
Avient Corp.	6,581	342,804
Balchem Corp.	2,332	327,459
Cabot Corp.	4,057	216,644
Chase Corp.	537	61,487
Danimer Scientific, Inc.*(b)	4,971	97,133
Ecovyst, Inc.	3,710	48,267
Ferro Corp.*	5,941	123,573
FutureFuel Corp.	1,868	14,963
GCP Applied Technologies, Inc.*	3,557	84,799
Hawkins, Inc.	1,388	52,577
HB Fuller Co.	3,769	254,671
Ingevity Corp.*	2,911	234,015
Innospec, Inc.	1,772	165,859
Intrepid Potash, Inc.*	722	22,389
Koppers Holdings, Inc.*	1,502	49,416
Kraton Corp.*	2,270	95,612
Kronos Worldwide, Inc.	1,609	21,303
Livent Corp.*	10,626	264,269
Marrone Bio Innovations, Inc.*	7,241	7,241
Minerals Technologies, Inc.	2,429	191,017
Orion Engineered Carbons SA*	4,380	77,395
PureCycle Technologies, Inc.*(b)	2,379	34,995
Quaker Chemical Corp.	974	252,383
Rayonier Advanced Materials, Inc.*	4,466	31,530
Sensient Technologies Corp.	3,057	265,501
Stepan Co.	1,557	183,041
Tredegar Corp.	1,893	25,139
Trinseo SA	2,813	146,079
Tronox Holdings plc, Class A	8,286	175,083
Valhi, Inc.	175	4,151

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Zymergen, Inc.*(b)	1,351	17,725
		4,174,959
Commercial Services & Supplies - 1.0%
ABM Industries, Inc.	4,870	241,162
ACCO Brands Corp.	6,736	63,116
Brady Corp., Class A	3,411	181,909
BrightView Holdings, Inc.*	2,958	45,346
Brink's Co. (The)	3,517	274,889
Casella Waste Systems, Inc., Class A*	3,557	263,182
CECO Environmental Corp.*	2,250	16,988
Cimpress plc*	1,267	120,340
CompX International, Inc.	115	2,644
CoreCivic, Inc., REIT*	8,674	84,305
Covanta Holding Corp.	8,661	173,653
Deluxe Corp.	3,043	116,699
Ennis, Inc.	1,843	35,773
Harsco Corp.*	5,660	103,238
Healthcare Services Group, Inc.	5,418	141,735
Heritage-Crystal Clean, Inc.*	1,131	33,410
Herman Miller, Inc.	5,376	225,953
HNI Corp.	3,146	119,202
Interface, Inc.	4,200	60,396
KAR Auction Services, Inc.*(b)	8,997	152,139
Kimball International, Inc., Class B	2,610	32,547
Matthews International Corp., Class A	2,236	82,799
Montrose Environmental Group, Inc.*	1,617	80,850
NL Industries, Inc.	603	4,125
Pitney Bowes, Inc.	12,714	94,974
RR Donnelley & Sons Co.*	5,121	25,144
SP Plus Corp.*	1,674	54,221
Steelcase, Inc., Class A	6,407	90,275
Team, Inc.*	1,905	8,534
Tetra Tech, Inc.	3,899	560,832
UniFirst Corp.	1,092	250,144
US Ecology, Inc.*(b)	2,277	81,630
Viad Corp.*	1,470	63,489
VSE Corp.	767	38,342
		3,923,985
Communications Equipment - 0.4%
ADTRAN, Inc.	3,486	72,021
Aviat Networks, Inc.*	696	24,666
CalAmp Corp.*	2,520	28,577
Calix, Inc.*	3,950	184,070
Cambium Networks Corp.*	646	24,205
Casa Systems, Inc.*	2,267	15,960
Clearfield, Inc.*	823	37,290
Comtech Telecommunications Corp.	1,842	47,008
Digi International, Inc.*	2,440	53,631
DZS, Inc.*	1,217	16,807
EchoStar Corp., Class A*	2,989	80,703
EMCORE Corp.*	2,639	19,740
Extreme Networks, Inc.*	8,921	96,614
Harmonic, Inc.*	6,455	59,644
Infinera Corp.*(b)	12,860	108,924
Inseego Corp.*(b)	6,023	50,593
KVH Industries, Inc.*	1,098	11,606
NETGEAR, Inc.*	2,178	77,820
NetScout Systems, Inc.*(b)	5,071	139,047
Plantronics, Inc.*	2,464	73,378
Ribbon Communications, Inc.*	5,083	33,192
Viavi Solutions, Inc.*	16,527	269,225
		1,524,721
Construction & Engineering - 0.7%
Ameresco, Inc., Class A*	2,233	154,412
API Group Corp.*(c)	13,040	302,398
Arcosa, Inc.	3,501	177,921
Argan, Inc.	1,078	49,911
Comfort Systems USA, Inc.	2,578	195,876
Concrete Pumping Holdings, Inc.*	1,865	15,498
Construction Partners, Inc., Class A*	2,058	68,881
Dycom Industries, Inc.*	2,161	162,788
EMCOR Group, Inc.	3,913	475,430
Fluor Corp.*	10,267	171,048
Granite Construction, Inc.	3,307	134,066
Great Lakes Dredge & Dock Corp.*	4,682	70,745
HC2 Holdings, Inc.*	3,432	12,973
IES Holdings, Inc.*	626	30,611
Infrastructure and Energy Alternatives, Inc.*	1,513	19,412
Matrix Service Co.*	1,885	21,263
MYR Group, Inc.*	1,193	124,084
Northwest Pipe Co.*	699	18,118
NV5 Global, Inc.*	928	98,043
Primoris Services Corp.	3,868	99,408
Sterling Construction Co., Inc.*	2,010	46,351
Tutor Perini Corp.*	2,982	43,000
WillScot Mobile Mini Holdings Corp.*	13,509	399,866
		2,892,103
Construction Materials - 0.1%
Forterra, Inc.*	2,103	48,453
Summit Materials, Inc., Class A*(b)	8,480	285,522
United States Lime & Minerals, Inc.	148	21,621
		355,596
Consumer Finance - 0.5%
Atlanticus Holdings Corp.*	388	24,910
Curo Group Holdings Corp.	1,522	24,915
Encore Capital Group, Inc.*	2,233	109,886
Enova International, Inc.*	2,625	86,573
EZCORP, Inc., Class A*	3,563	24,549
FirstCash, Inc.	2,912	249,529
Green Dot Corp., Class A*	3,867	202,012
LendingClub Corp.*	6,976	216,675
LendingTree, Inc.*	841	140,136
Navient Corp.(b)	12,740	295,695
Nelnet, Inc., Class A	1,226	99,159
Oportun Financial Corp.*	1,509	38,102
PRA Group, Inc.*	3,284	137,928
PROG Holdings, Inc.	4,853	229,644
Regional Management Corp.	596	35,420
World Acceptance Corp.*	316	59,999
		1,975,132
Containers & Packaging - 0.1%
Greif, Inc., Class A	1,865	118,092
Greif, Inc., Class B	430	26,445
Myers Industries, Inc.	2,610	59,508
O-I Glass, Inc.*	11,421	172,799
Pactiv Evergreen, Inc.(b)	3,109	42,749
Ranpak Holdings Corp.*	2,526	77,548

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
UFP Technologies, Inc.*	501	35,065
		532,206
Distributors - 0.0%(d)
Funko, Inc., Class A*(b)	1,917	38,225
Greenlane Holdings, Inc., Class A*(b)	1,182	3,002
		41,227
Diversified Consumer Services - 0.3%
2U, Inc.*	5,186	192,038
Adtalem Global Education, Inc.*	3,581	132,497
American Public Education, Inc.*	1,347	35,426
Carriage Services, Inc.	1,205	55,707
Coursera, Inc.*	871	33,507
Graham Holdings Co., Class B	279	172,090
Houghton Mifflin Harcourt Co.*	9,190	123,789
Laureate Education, Inc., Class A*	7,640	121,705
OneSpaWorld Holdings Ltd.*	3,821	40,121
Perdoceo Education Corp.*	5,086	55,844
Regis Corp.*	1,709	9,263
StoneMor, Inc.*(b)	2,326	6,745
Strategic Education, Inc.	1,758	137,616
Stride, Inc.*	2,914	99,775
Vivint Smart Home, Inc.*(b)	6,623	80,801
WW International, Inc.*	3,807	82,422
		1,379,346
Diversified Financial Services - 0.1%
Alerus Financial Corp.	1,091	32,577
A-Mark Precious Metals, Inc.	632	30,658
Banco Latinoamericano de Comercio Exterior SA, Class E	2,241	38,232
Cannae Holdings, Inc.*	6,312	201,479
Marlin Business Services Corp.	588	13,083
		316,029
Diversified Telecommunication Services - 0.4%
Anterix, Inc.*	807	47,629
ATN International, Inc.	806	36,746
Bandwidth, Inc., Class A*(b)	1,650	169,785
Cincinnati Bell, Inc.*	3,648	56,507
Cogent Communications Holdings, Inc.	3,085	223,909
Consolidated Communications Holdings, Inc.*	5,271	48,862
Globalstar, Inc.*(b)	43,883	87,327
IDT Corp., Class B*	1,447	62,916
Iridium Communications, Inc.*	8,637	384,433
Liberty Latin America Ltd., Class A*	3,099	44,192
Liberty Latin America Ltd., Class C*	11,172	160,765
Ooma, Inc.*	1,571	29,849
Radius Global Infrastructure, Inc.*	3,179	56,841
		1,409,761
Electric Utilities - 0.3%
ALLETE, Inc.	3,794	255,792
MGE Energy, Inc.	2,632	211,981
Otter Tail Corp.	2,974	163,183
PNM Resources, Inc.	6,187	306,257
Portland General Electric Co.	6,508	334,186
Via Renewables, Inc.(b)	866	9,699
		1,281,098
Electrical Equipment - 0.5%
Advent Technologies Holdings, Inc.*(b)	1,233	9,124
Allied Motion Technologies, Inc.	842	29,099
American Superconductor Corp.*	1,943	28,951
Array Technologies, Inc.*	9,232	176,054
Atkore, Inc.*	3,397	315,140
AZZ, Inc.	1,800	96,390
Babcock & Wilcox Enterprises, Inc.*	4,012	29,288
Beam Global*(b)	637	19,836
Bloom Energy Corp., Class A*(b)	10,066	215,614
Encore Wire Corp.	1,455	123,689
EnerSys	3,100	262,229
Eos Energy Enterprises, Inc.*	1,262	16,305
FTC Solar, Inc.*	1,376	14,930
FuelCell Energy, Inc.*	23,504	146,665
GrafTech International Ltd.	12,321	136,393
Powell Industries, Inc.	658	16,647
Preformed Line Products Co.	214	15,006
Romeo Power, Inc.*(b)	3,022	14,717
Stem, Inc.*(b)	4,529	113,180
Thermon Group Holdings, Inc.*	2,381	39,763
TPI Composites, Inc.*(b)	2,583	93,789
Vicor Corp.*	1,524	188,016
		2,100,825
Electronic Equipment, Instruments & Components - 1.2%
908 Devices, Inc.*(b)	522	18,792
Advanced Energy Industries, Inc.	2,782	250,881
Aeva Technologies, Inc.*(b)	1,796	17,619
Akoustis Technologies, Inc.*(b)	3,142	31,169
Arlo Technologies, Inc.*	5,886	36,493
Badger Meter, Inc.	2,111	226,067
Belden, Inc.	3,199	183,143
Benchmark Electronics, Inc.	2,589	69,981
CTS Corp.	2,307	80,929
Daktronics, Inc.*	2,655	16,169
ePlus, Inc.*	963	104,216
Fabrinet*	2,671	275,166
FARO Technologies, Inc.*	1,313	90,518
Identiv, Inc.*	1,493	26,516
II-VI, Inc.*(b)	7,559	476,066
Insight Enterprises, Inc.*	2,526	259,900
Iteris, Inc.*	3,015	17,185
Itron, Inc.*	3,270	274,713
Kimball Electronics, Inc.*	1,740	42,056
Knowles Corp.*	6,435	128,700
Luna Innovations, Inc.*	2,203	23,726
Methode Electronics, Inc.	2,759	128,487
MicroVision, Inc.*(b)	11,456	168,747
Napco Security Technologies, Inc.*	1,049	41,047
nLight, Inc.*	3,075	84,901
Novanta, Inc.*	2,549	390,558
OSI Systems, Inc.*	1,223	121,003
Ouster, Inc.*(b)	2,098	17,623
PAR Technology Corp.*	1,716	116,568
PC Connection, Inc.(b)	803	38,873
Plexus Corp.*	2,049	188,160
Rogers Corp.*	1,352	287,178
Sanmina Corp.*	4,643	183,306
ScanSource, Inc.*	1,818	64,684
TTM Technologies, Inc.*	7,745	108,430
Velodyne Lidar, Inc.*(b)	5,111	33,732
Vishay Intertechnology, Inc.	9,638	211,747
Vishay Precision Group, Inc.*	897	33,521
		4,868,570

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Energy Equipment & Services - 0.4%
Archrock, Inc.	9,751	74,888
Aspen Aerogels, Inc.*	1,560	68,250
Bristow Group, Inc.*	470	14,833
Cactus, Inc., Class A	3,946	148,014
ChampionX Corp.*	14,663	342,088
DMC Global, Inc.*	1,345	54,029
Dril-Quip, Inc.*	2,539	61,698
Frank's International NV*	12,006	34,577
FTS International, Inc., Class A*	641	14,237
Helix Energy Solutions Group, Inc.*	10,301	38,732
Helmerich & Payne, Inc.	7,611	204,888
Liberty Oilfield Services, Inc., Class A*	6,260	63,977
Nabors Industries Ltd.*	513	43,266
National Energy Services Reunited Corp.*(b)	2,152	24,425
Newpark Resources, Inc.*	6,448	16,894
NexTier Oilfield Solutions, Inc.*	12,503	45,011
Oceaneering International, Inc.*	7,199	88,548
Oil States International, Inc.*	4,379	25,661
Patterson-UTI Energy, Inc.	13,483	104,628
ProPetro Holding Corp.*	6,172	47,771
RPC, Inc.*	4,884	18,706
Select Energy Services, Inc., Class A*	4,269	22,839
Solaris Oilfield Infrastructure, Inc., Class A	2,259	16,784
TETRA Technologies, Inc.*	8,872	28,745
Tidewater, Inc.*	2,936	33,764
US Silica Holdings, Inc.*	5,310	46,622
		1,683,875
Entertainment - 0.5%
AMC Entertainment Holdings, Inc., Class A*(b)	29,462	1,388,545
Chicken Soup For The Soul Entertainment, Inc.*	832	20,184
Cinemark Holdings, Inc.*(b)	7,808	139,217
CuriosityStream, Inc.*(b)	1,883	23,537
Eros STX Global Corp.*(b)	22,959	18,367
IMAX Corp.*	3,602	56,587
Liberty Media Corp.-Liberty Braves, Class A*	727	18,902
Liberty Media Corp.-Liberty Braves, Class C*	2,641	68,270
Lions Gate Entertainment Corp., Class A*	4,209	54,380
Lions Gate Entertainment Corp., Class B*	8,331	97,973
LiveXLive Media, Inc.*(b)	3,830	13,137
Madison Square Garden Entertainment Corp.*(b)	1,741	139,611
Marcus Corp. (The)*(b)	1,650	25,740
		2,064,450
Equity Real Estate Investment Trusts (REITs) - 3.4%
Acadia Realty Trust	6,127	130,015
Agree Realty Corp.	4,863	362,537
Alexander & Baldwin, Inc.	5,236	109,328
Alexander's, Inc.	153	40,744
American Assets Trust, Inc.	3,611	143,790
American Finance Trust, Inc.	7,910	68,184
Apartment Investment and Management Co., Class A	10,768	77,314
Apple Hospitality REIT, Inc.	15,179	224,346
Armada Hoffler Properties, Inc.	4,318	57,991
Ashford Hospitality Trust, Inc.*(b)	793	12,252
Braemar Hotels & Resorts, Inc.*(b)	3,215	16,204
Brandywine Realty Trust	12,269	170,294
Broadstone Net Lease, Inc.	10,289	281,919
BRT Apartments Corp.	797	15,478
CareTrust REIT, Inc.	6,975	153,380
CatchMark Timber Trust, Inc., Class A	3,537	40,817
Centerspace REIT	957	96,829
Chatham Lodging Trust*	3,458	41,496
City Office REIT, Inc.	3,086	49,283
Clipper Realty, Inc.	883	7,452
Columbia Property Trust, Inc.	8,291	138,626
Community Healthcare Trust, Inc.	1,686	81,788
CorePoint Lodging, Inc.*	2,843	41,110
Corporate Office Properties Trust	8,169	230,202
CTO Realty Growth, Inc.	423	23,726
DiamondRock Hospitality Co.*	15,122	136,703
DigitalBridge Group, Inc.*(b)	34,563	238,485
Diversified Healthcare Trust	17,158	64,342
Easterly Government Properties, Inc.	6,097	130,293
EastGroup Properties, Inc.	2,876	518,428
Empire State Realty Trust, Inc., Class A	10,337	106,161
Equity Commonwealth	8,478	223,310
Essential Properties Realty Trust, Inc.	8,465	274,351
Farmland Partners, Inc.	1,935	23,704
Four Corners Property Trust, Inc.	5,500	157,355
Franklin Street Properties Corp.	7,460	35,808
GEO Group, Inc. (The)	8,515	65,991
Getty Realty Corp.	2,879	91,063
Gladstone Commercial Corp.	2,607	58,996
Gladstone Land Corp.	1,822	42,908
Global Medical REIT, Inc.	4,099	63,207
Global Net Lease, Inc.	6,941	117,997
Healthcare Realty Trust, Inc.	10,243	307,597
Hersha Hospitality Trust*	2,336	21,912
Independence Realty Trust, Inc.	7,388	151,306
Indus Realty Trust, Inc.	314	22,015
Industrial Logistics Properties Trust	4,699	128,894
Innovative Industrial Properties, Inc.	1,715	421,736
iStar, Inc.(b)	5,115	135,292
Kite Realty Group Trust	6,028	122,127
Lexington Realty Trust	19,836	268,381
LTC Properties, Inc.(b)	2,814	97,111
Macerich Co. (The)	14,289	244,056
Mack-Cali Realty Corp.*	6,351	113,556
Monmouth Real Estate Investment Corp.	6,888	130,734
National Health Investors, Inc.	3,165	189,330
National Storage Affiliates Trust	5,657	323,863
NETSTREIT Corp.	2,870	74,218
New Senior Investment Group, Inc.	5,922	51,699
NexPoint Residential Trust, Inc.	1,608	104,182
Office Properties Income Trust	3,460	91,794
One Liberty Properties, Inc.(b)	1,165	37,094
Outfront Media, Inc.*	10,521	260,500
Paramount Group, Inc.	13,496	119,575
Pebblebrook Hotel Trust	9,398	207,038

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Physicians Realty Trust	15,588	288,534
Piedmont Office Realty Trust, Inc., Class A	8,964	159,738
Plymouth Industrial REIT, Inc.	2,117	49,876
Postal Realty Trust, Inc., Class A(b)	871	17,028
PotlatchDeltic Corp.	4,775	248,061
Preferred Apartment Communities, Inc., Class A	3,621	45,190
PS Business Parks, Inc.	1,453	228,455
Retail Opportunity Investments Corp.	8,406	151,980
Retail Properties of America, Inc., Class A	15,506	204,989
Retail Value, Inc.	1,263	31,575
RLJ Lodging Trust	11,835	170,779
RPT Realty	5,828	75,414
Ryman Hospitality Properties, Inc.*	3,888	322,976
Sabra Health Care REIT, Inc.	15,588	249,408
Safehold, Inc.	1,295	116,045
Saul Centers, Inc.	853	39,306
Seritage Growth Properties, Class A*	2,645	42,770
Service Properties Trust	11,863	135,594
SITE Centers Corp.	12,525	201,778
STAG Industrial, Inc.(b)	11,634	491,536
Summit Hotel Properties, Inc.*	7,500	69,900
Sunstone Hotel Investors, Inc.*	15,540	180,109
Tanger Factory Outlet Centers, Inc.(b)	7,172	119,916
Terreno Realty Corp.	4,956	331,110
UMH Properties, Inc.	2,922	69,251
Uniti Group, Inc.	14,058	183,738
Universal Health Realty Income Trust	930	55,084
Urban Edge Properties	8,372	158,566
Urstadt Biddle Properties, Inc., Class A	2,151	41,041
Washington REIT	6,121	153,882
Whitestone REIT	2,895	28,400
Xenia Hotels & Resorts, Inc.*	8,237	143,489
		13,393,735
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	2,273	69,054
BJ's Wholesale Club Holdings, Inc.*	9,910	561,501
Chefs' Warehouse, Inc. (The)*	2,270	68,622
HF Foods Group, Inc.*(b)	2,618	15,394
Ingles Markets, Inc., Class A	1,014	68,840
MedAvail Holdings, Inc.*(b)	855	2,856
Natural Grocers by Vitamin Cottage, Inc.	667	8,064
Performance Food Group Co.*	10,969	550,863
PriceSmart, Inc.	1,692	143,160
Rite Aid Corp.*(b)	3,974	70,499
SpartanNash Co.	2,587	55,620
Sprouts Farmers Market, Inc.*	8,583	213,717
United Natural Foods, Inc.*	4,035	148,488
Village Super Market, Inc., Class A	615	13,770
Weis Markets, Inc.	1,188	67,656
		2,058,104
Food Products - 0.5%
AppHarvest, Inc.*(b)	3,465	29,106
B&G Foods, Inc.(b)	4,630	140,567
Calavo Growers, Inc.	1,237	58,040
Cal-Maine Foods, Inc.	2,580	93,293
Fresh Del Monte Produce, Inc.	2,424	79,701
Hostess Brands, Inc.*(b)	9,470	151,141
J & J Snack Foods Corp.	1,064	174,241
John B Sanfilippo & Son, Inc.	640	54,394
Laird Superfood, Inc.*(b)	447	8,909
Lancaster Colony Corp.	1,373	243,351
Landec Corp.*	1,889	20,458
Limoneira Co.	1,136	18,687
Mission Produce, Inc.*	2,680	55,583
Sanderson Farms, Inc.	1,471	289,052
Seneca Foods Corp., Class A*	469	22,967
Simply Good Foods Co. (The)*	6,153	219,170
Tattooed Chef, Inc.*(b)	3,379	71,533
Tootsie Roll Industries, Inc.	1,125	35,606
TreeHouse Foods, Inc.*	3,758	140,812
Utz Brands, Inc.	4,262	82,768
Vital Farms, Inc.*(b)	1,775	31,914
Whole Earth Brands, Inc.*	2,702	33,883
		2,055,176
Gas Utilities - 0.4%
Brookfield Infrastructure Corp., Class A	2,646	168,286
Chesapeake Utilities Corp.	1,246	162,852
New Jersey Resources Corp.	6,984	260,782
Northwest Natural Holding Co.	2,208	113,602
ONE Gas, Inc.	3,813	273,850
South Jersey Industries, Inc.	7,447	184,760
Southwest Gas Holdings, Inc.	4,197	295,091
Spire, Inc.	3,664	244,389
		1,703,612
Health Care Equipment & Supplies - 2.0%
Accelerate Diagnostics, Inc.*	2,383	14,894
Accuray, Inc.*	6,684	27,204
Acutus Medical, Inc.*(b)	1,124	14,376
Alphatec Holdings, Inc.*	4,976	72,053
AngioDynamics, Inc.*	2,674	75,674
Apyx Medical Corp.*	2,256	26,643
Asensus Surgical, Inc.*(b)	16,910	37,202
Aspira Women's Health, Inc.*(b)	5,255	20,022
AtriCure, Inc.*	3,239	238,455
Atrion Corp.	105	72,876
Avanos Medical, Inc.*	3,479	114,807
Axogen, Inc.*	2,755	47,000
Axonics, Inc.*	3,008	225,540
BioLife Solutions, Inc.*	1,763	102,889
Bioventus, Inc., Class A*(b)	600	8,706
Butterfly Network, Inc.*(b)	2,348	29,021
Cardiovascular Systems, Inc.*	2,839	101,608
Cerus Corp.*	12,156	78,406
ClearPoint Neuro, Inc.*(b)	1,359	25,644
CONMED Corp.	2,098	275,551
CryoLife, Inc.*	2,750	72,160
CryoPort, Inc.*	2,931	186,324
Cutera, Inc.*	1,270	63,170
CytoSorbents Corp.*(b)	2,980	28,519
DarioHealth Corp.*	973	13,126
Eargo, Inc.*	1,394	27,894
Glaukos Corp.*	3,250	193,798
Haemonetics Corp.*	3,647	228,849
Heska Corp.*	691	183,322
Inari Medical, Inc.*	2,458	201,212
Inogen, Inc.*	1,413	83,635
Integer Holdings Corp.*	2,376	234,725

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Intersect ENT, Inc.*	2,407	65,495
Invacare Corp.*	2,432	20,575
iRadimed Corp.*	459	15,496
iRhythm Technologies, Inc.*	2,131	101,862
Lantheus Holdings, Inc.*(b)	4,867	128,343
LeMaitre Vascular, Inc.(b)	1,300	73,606
LivaNova plc*	3,814	315,380
Meridian Bioscience, Inc.*	3,084	62,420
Merit Medical Systems, Inc.*	3,709	266,195
Mesa Laboratories, Inc.	352	93,956
Misonix, Inc.*	886	22,504
Natus Medical, Inc.*	2,437	64,629
Neogen Corp.*	7,782	340,696
Neuronetics, Inc.*	1,804	12,123
NeuroPace, Inc.*(b)	504	10,705
Nevro Corp.*	2,502	305,244
NuVasive, Inc.*	3,746	232,776
OraSure Technologies, Inc.*(b)	5,171	56,622
Ortho Clinical Diagnostics Holdings plc*	6,394	130,693
Orthofix Medical, Inc.*	1,369	58,046
OrthoPediatrics Corp.*	1,001	70,170
Outset Medical, Inc.*(b)	3,307	163,002
PAVmed, Inc.*(b)	5,198	37,945
Pulmonx Corp.*	1,837	73,829
Pulse Biosciences, Inc.*(b)	1,007	26,081
Quotient Ltd.*	5,672	17,413
Retractable Technologies, Inc.*(b)	1,254	16,152
SeaSpine Holdings Corp.*	2,297	38,544
Senseonics Holdings, Inc.*(b)	30,026	120,404
Shockwave Medical, Inc.*	2,438	522,244
SI-BONE, Inc.*	2,322	56,680
Sientra, Inc.*	4,147	25,214
Silk Road Medical, Inc.*	2,453	145,414
Soliton, Inc.*(b)	671	14,111
STAAR Surgical Co.*	3,399	525,044
Stereotaxis, Inc.*	3,586	25,317
Surmodics, Inc.*	977	58,688
Tactile Systems Technology, Inc.*	1,388	61,738
Talis Biomedical Corp.*	1,045	8,423
TransMedics Group, Inc.*(b)	1,874	61,242
Treace Medical Concepts, Inc.*	791	19,973
Utah Medical Products, Inc.	247	21,884
Vapotherm, Inc.*	1,643	45,429
Varex Imaging Corp.*	2,770	80,801
ViewRay, Inc.*	9,846	59,470
Wright Medical Group NV Escrow*(e)	7,530	—
Zynex, Inc.*(b)	1,406	18,854
		7,816,737
Health Care Providers & Services - 1.7%
1Life Healthcare, Inc.*	8,427	206,546
Accolade, Inc.*	3,639	172,416
AdaptHealth Corp.*	5,696	136,932
Addus HomeCare Corp.*	1,112	99,991
Agiliti, Inc.*	1,636	34,896
Alignment Healthcare, Inc.*(b)	1,904	33,644
AMN Healthcare Services, Inc.*	3,409	386,990
Apollo Medical Holdings, Inc.*	2,623	199,112
Apria, Inc.*	548	19,547
Aveanna Healthcare Holdings, Inc.*	2,791	26,347
Biodesix, Inc.*(b)	890	8,028
Brookdale Senior Living, Inc.*	13,379	97,667
Castle Biosciences, Inc.*	1,541	118,241
Community Health Systems, Inc.*	8,981	110,556
CorVel Corp.*	640	105,478
Covetrus, Inc.*	7,480	168,973
Cross Country Healthcare, Inc.*	2,594	56,419
Ensign Group, Inc. (The)	3,798	310,183
Exagen, Inc.*	783	11,040
Fulgent Genetics, Inc.*(b)	1,469	134,032
Hanger, Inc.*	2,714	64,810
HealthEquity, Inc.*	5,913	379,437
InfuSystem Holdings, Inc.*	1,297	18,482
Innovage Holding Corp.*	1,325	19,915
Joint Corp. (The)*	988	100,944
LHC Group, Inc.*(b)	2,209	412,553
Magellan Health, Inc.*	1,718	162,557
MEDNAX, Inc.*(b)	5,503	176,701
ModivCare, Inc.*	896	176,745
National HealthCare Corp.	907	66,982
National Research Corp.	1,013	54,702
Ontrak, Inc.*(b)	623	7,551
Option Care Health, Inc.*	9,309	249,016
Owens & Minor, Inc.	5,242	195,422
Patterson Cos., Inc.	6,193	189,753
Pennant Group, Inc. (The)*	1,851	56,585
PetIQ, Inc.*(b)	1,908	49,513
Privia Health Group, Inc.*(b)	1,418	42,271
Progyny, Inc.*	4,560	254,767
R1 RCM, Inc.*	9,513	187,596
RadNet, Inc.*	3,235	101,611
Select Medical Holdings Corp.	7,989	276,180
Sharps Compliance Corp.*	1,041	9,359
SOC Telemed, Inc.*	2,961	8,024
Surgery Partners, Inc.*	2,292	112,766
Tenet Healthcare Corp.*	7,680	578,688
Tivity Health, Inc.*	3,181	73,958
Triple-S Management Corp., Class B*	1,644	58,362
US Physical Therapy, Inc.	925	108,595
Viemed Healthcare, Inc.*	2,559	16,403
		6,647,286
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc.*	10,118	155,413
American Well Corp., Class A*	14,071	150,700
Castlight Health, Inc., Class B*	8,630	15,620
Computer Programs and Systems, Inc.*	1,017	36,175
Evolent Health, Inc., Class A*(b)	5,603	137,610
Forian, Inc.*(b)	1,310	15,995
Health Catalyst, Inc.*	3,231	176,445
HealthStream, Inc.*	1,828	55,553
iCAD, Inc.*	1,583	19,091
Inovalon Holdings, Inc., Class A*	5,460	223,041
Inspire Medical Systems, Inc.*	1,943	434,377
Multiplan Corp.*(b)	28,848	173,088
NantHealth, Inc.*(b)	1,915	4,213
NextGen Healthcare, Inc.*	4,059	61,940
Omnicell, Inc.*	3,110	482,890
OptimizeRx Corp.*(b)	1,219	80,673
Phreesia, Inc.*	2,754	197,049
Schrodinger, Inc.*	3,276	195,544
Simulations Plus, Inc.	1,104	48,907
Tabula Rasa HealthCare, Inc.*(b)	1,625	50,879

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Vocera Communications, Inc.*	2,467	119,625
		2,834,828
Hotels, Restaurants & Leisure - 1.3%
Accel Entertainment, Inc.*	4,072	46,909
Bally's Corp.*	2,360	118,566
Biglari Holdings, Inc., Class B*	61	10,666
BJ's Restaurants, Inc.*	1,630	69,699
Bloomin' Brands, Inc.*	6,402	171,510
Bluegreen Vacations Holding Corp.*	1,095	25,064
Brinker International, Inc.*	3,285	174,992
Carrols Restaurant Group, Inc.	2,418	10,035
Century Casinos, Inc.*	1,967	26,299
Cheesecake Factory, Inc. (The)*	3,130	146,014
Chuy's Holdings, Inc.*	1,437	46,358
Cracker Barrel Old Country Store, Inc.	1,716	246,383
Dave & Buster's Entertainment, Inc.*	3,126	116,975
Del Taco Restaurants, Inc.	2,159	18,999
Denny's Corp.*	4,530	74,926
Dine Brands Global, Inc.*	1,180	97,610
Drive Shack, Inc.*	5,972	16,304
El Pollo Loco Holdings, Inc.*	1,378	24,997
Esports Technologies, Inc.*	176	5,718
Everi Holdings, Inc.*	6,041	137,433
Fiesta Restaurant Group, Inc.*	1,275	15,313
Full House Resorts, Inc.*	2,365	20,292
GAN Ltd.*(b)	2,900	49,590
Golden Entertainment, Inc.*	1,222	58,314
Golden Nugget Online Gaming, Inc.*	2,306	49,810
Hall of Fame Resort & Entertainment Co.*(b)	3,975	13,356
Hilton Grand Vacations, Inc.*	6,188	270,354
International Game Technology plc*	7,226	155,287
Jack in the Box, Inc.	1,662	176,105
Kura Sushi USA, Inc., Class A*	247	12,550
Lindblad Expeditions Holdings, Inc.*	2,217	32,612
Monarch Casino & Resort, Inc.*	937	59,378
Nathan's Famous, Inc.	205	13,536
NEOGAMES SA*	402	16,566
Noodles & Co.*	2,939	37,002
ONE Group Hospitality, Inc. (The)*	1,413	15,755
Papa John's International, Inc.	2,391	304,924
PlayAGS, Inc.*	1,985	16,257
RCI Hospitality Holdings, Inc.	602	38,895
Red Robin Gourmet Burgers, Inc.*	1,127	27,589
Red Rock Resorts, Inc., Class A*	4,455	208,539
Rush Street Interactive, Inc.*	3,784	56,306
Ruth's Hospitality Group, Inc.*	2,431	49,811
Scientific Games Corp.*	6,951	502,905
SeaWorld Entertainment, Inc.*	3,723	183,134
Shake Shack, Inc., Class A*	2,707	234,832
Target Hospitality Corp.*	1,825	7,263
Texas Roadhouse, Inc.	5,058	480,510
Wingstop, Inc.	2,158	371,025
		5,063,267
Household Durables - 1.1%
Aterian, Inc.*(b)	1,429	8,517
Bassett Furniture Industries, Inc.	674	14,484
Beazer Homes USA, Inc.*	2,117	39,609
Casper Sleep, Inc.*	2,098	10,448
Cavco Industries, Inc.*	668	170,674
Century Communities, Inc.	2,172	152,257
Ethan Allen Interiors, Inc.	1,630	39,153
Flexsteel Industries, Inc.	478	16,692
GoPro, Inc., Class A*(b)	9,027	89,999
Green Brick Partners, Inc.*	2,223	55,553
Hamilton Beach Brands Holding Co., Class A	536	9,112
Helen of Troy Ltd.*(b)	1,767	422,649
Hooker Furniture Corp.	850	26,486
Hovnanian Enterprises, Inc., Class A*	370	40,223
Installed Building Products, Inc.	1,717	213,217
iRobot Corp.*(b)	2,021	163,944
KB Home	6,482	278,920
Landsea Homes Corp.*	436	3,832
La-Z-Boy, Inc.	3,324	116,373
Legacy Housing Corp.*	581	11,388
LGI Homes, Inc.*(b)	1,602	256,849
Lifetime Brands, Inc.	917	16,827
Lovesac Co. (The)*(b)	925	52,318
M/I Homes, Inc.*	2,065	132,965
MDC Holdings, Inc.	4,133	215,949
Meritage Homes Corp.*	2,712	302,496
Purple Innovation, Inc.*	3,629	88,548
Skyline Champion Corp.*	3,797	238,148
Sonos, Inc.*	8,702	345,730
Taylor Morrison Home Corp., Class A*	9,078	255,001
Tri Pointe Homes, Inc.*	8,504	202,140
Tupperware Brands Corp.*	3,584	85,550
Universal Electronics, Inc.*	965	48,752
VOXX International Corp.*	1,126	11,789
Vuzix Corp.*(b)	4,244	56,148
		4,192,740
Household Products - 0.2%
Central Garden & Pet Co.*	713	32,834
Central Garden & Pet Co., Class A*	2,924	121,843
Energizer Holdings, Inc.	4,920	193,553
Oil-Dri Corp. of America	377	13,451
WD-40 Co.	987	236,515
		598,196
Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class A	2,519	74,915
Clearway Energy, Inc., Class C	5,933	186,237
Ormat Technologies, Inc.(b)	3,277	233,093
Sunnova Energy International, Inc.*	6,222	225,236
		719,481
Industrial Conglomerates - 0.0%(d)
Raven Industries, Inc.*	2,579	150,485

Insurance - 1.0%
Ambac Financial Group, Inc.*	3,291	46,370
American Equity Investment Life Holding Co.	6,172	195,591
American National Group, Inc.	539	103,757
AMERISAFE, Inc.	1,388	79,879
Argo Group International Holdings Ltd.	2,293	121,300
BRP Group, Inc., Class A*	3,335	125,563

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Citizens, Inc.*(b)	3,608	21,540
CNO Financial Group, Inc.	9,494	232,223
Crawford & Co., Class A	1,179	11,755
Donegal Group, Inc., Class A	1,055	15,888
eHealth, Inc.*	1,764	68,179
Employers Holdings, Inc.	2,058	84,728
Enstar Group Ltd.*	994	229,286
Genworth Financial, Inc., Class A*	36,655	137,456
Goosehead Insurance, Inc., Class A	1,280	187,878
Greenlight Capital Re Ltd., Class A*	1,970	16,607
HCI Group, Inc.(b)	459	51,252
Heritage Insurance Holdings, Inc.	1,867	13,069
Horace Mann Educators Corp.	3,016	123,656
Independence Holding Co.	312	15,594
Investors Title Co.	95	18,227
James River Group Holdings Ltd.	2,586	95,139
Kinsale Capital Group, Inc.	1,553	282,413
Maiden Holdings Ltd.*	5,026	15,731
MBIA, Inc.*(b)	3,465	38,773
MetroMile, Inc.*(b)	2,654	10,616
National Western Life Group, Inc., Class A	188	41,672
NI Holdings, Inc.*	619	12,083
Palomar Holdings, Inc.*(b)	1,776	159,485
ProAssurance Corp.	3,885	99,068
RLI Corp.	2,893	316,002
Safety Insurance Group, Inc.	1,048	85,213
Selective Insurance Group, Inc.	4,295	358,933
Selectquote, Inc.*	9,688	92,520
SiriusPoint Ltd.*	6,398	62,764
State Auto Financial Corp.	1,275	64,490
Stewart Information Services Corp.	1,928	121,368
Tiptree, Inc.	1,640	16,580
Trean Insurance Group, Inc.*	1,274	13,008
Trupanion, Inc.*	2,759	252,669
United Fire Group, Inc.	1,518	39,407
United Insurance Holdings Corp.	1,472	5,608
Universal Insurance Holdings, Inc.	1,961	27,925
		4,111,265
Interactive Media & Services - 0.3%
Cargurus, Inc.*(b)	6,715	204,002
Cars.com, Inc.*	4,945	62,900
Eventbrite, Inc., Class A*(b)	5,426	95,932
EverQuote, Inc., Class A*	1,366	26,896
fuboTV, Inc.*(b)	9,504	277,042
Liberty TripAdvisor Holdings, Inc., Class A*	5,267	19,699
MediaAlpha, Inc., Class A*	1,498	33,226
QuinStreet, Inc.*	3,587	64,243
TrueCar, Inc.*	7,112	29,870
Yelp, Inc.*	5,237	201,677
		1,015,487
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*(b)	1,925	61,138
CarParts.com, Inc.*	3,424	59,132
Duluth Holdings, Inc., Class B*(b)	879	13,677
Groupon, Inc.*	1,679	41,589
Lands' End, Inc.*	1,037	35,102
Liquidity Services, Inc.*	1,918	46,799
Overstock.com, Inc.*(b)	3,108	224,242
PetMed Express, Inc.	1,427	39,300
Porch Group, Inc.*(b)	1,146	22,920
Quotient Technology, Inc.*	6,426	46,653
RealReal, Inc. (The)*	5,684	70,709
Revolve Group, Inc.*	2,595	149,109
Shutterstock, Inc.	1,691	194,905
Stamps.com, Inc.*	1,287	423,294
Stitch Fix, Inc., Class A*	4,271	178,998
		1,607,567
IT Services - 0.8%
BigCommerce Holdings, Inc., Series 1*	3,399	202,376
BM Technologies, Inc.*(b)	39	380
Brightcove, Inc.*	2,907	33,024
Cantaloupe, Inc.*(b)	4,211	43,121
Cass Information Systems, Inc.	1,028	46,342
Conduent, Inc.*	12,108	88,388
Contra BmTechnologies*	370	3,604
CSG Systems International, Inc.	2,352	113,390
DigitalOcean Holdings, Inc.*(b)	930	57,362
EVERTEC, Inc.	4,377	202,436
Evo Payments, Inc., Class A*	3,390	86,242
ExlService Holdings, Inc.*	2,375	292,458
GreenBox POS*(b)	1,257	12,256
GreenSky, Inc., Class A*	5,188	41,245
Grid Dynamics Holdings, Inc.*	2,213	59,242
Hackett Group, Inc. (The)	1,803	35,339
I3 Verticals, Inc., Class A*(b)	1,494	43,192
IBEX Holdings Ltd.*	409	7,354
International Money Express, Inc.*	2,313	42,189
Limelight Networks, Inc.*(b)	9,033	24,389
LiveRamp Holdings, Inc.*	4,704	230,496
Maximus, Inc.	4,433	386,070
MoneyGram International, Inc.*	5,637	50,677
Paya Holdings, Inc.*	5,940	57,321
Perficient, Inc.*	2,352	280,405
Priority Technology Holdings, Inc.*	723	4,360
Rackspace Technology, Inc.*	3,887	54,301
Repay Holdings Corp.*	5,566	128,074
StarTek, Inc.*	1,218	7,393
TTEC Holdings, Inc.	1,338	141,105
Tucows, Inc., Class A*(b)	682	50,543
Unisys Corp.*	4,744	114,852
Verra Mobility Corp.*(b)	9,693	150,338
		3,090,264
Leisure Products - 0.3%
Acushnet Holdings Corp.	2,477	123,751
American Outdoor Brands, Inc.*	1,018	28,331
AMMO, Inc.*(b)	4,765	35,023
Callaway Golf Co.*	8,367	234,778
Clarus Corp.	1,748	47,353
Escalade, Inc.	738	17,048
Genius Brands International, Inc.*(b)	20,400	34,068
Johnson Outdoors, Inc., Class A	379	43,505
Latham Group, Inc.*	1,676	36,822
Malibu Boats, Inc., Class A*	1,499	107,328
Marine Products Corp.	590	8,366
MasterCraft Boat Holdings, Inc.*	1,358	33,868
Nautilus, Inc.*(b)	2,149	24,499
Smith & Wesson Brands, Inc.	3,844	92,756
Sturm Ruger & Co., Inc.	1,242	97,112
Vista Outdoor, Inc.*	4,228	172,714
		1,137,322

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Life Sciences Tools & Services - 0.5%
Akoya Biosciences, Inc.*	553	8,831
Berkeley Lights, Inc.*(b)	3,465	123,215
Bionano Genomics, Inc.*(b)	20,332	118,536
ChromaDex Corp.*(b)	3,387	28,891
Codexis, Inc.*	4,351	117,564
Fluidigm Corp.*	5,419	39,071
Harvard Bioscience, Inc.*	2,784	22,996
Inotiv, Inc.*	935	24,338
Medpace Holdings, Inc.*	2,095	382,023
NanoString Technologies, Inc.*	3,279	190,838
NeoGenomics, Inc.*	8,195	398,441
Pacific Biosciences of California, Inc.*	14,048	439,843
Personalis, Inc.*	2,566	54,348
Quanterix Corp.*	2,230	113,842
Seer, Inc.*	1,098	43,898
		2,106,675
Machinery - 2.2%
AgEagle Aerial Systems, Inc.*(b)	4,822	17,070
Alamo Group, Inc.	721	111,762
Albany International Corp., Class A	2,224	174,206
Altra Industrial Motion Corp.	4,684	274,295
Astec Industries, Inc.	1,638	100,147
Barnes Group, Inc.	3,421	163,079
Blue Bird Corp.*	1,141	24,703
Chart Industries, Inc.*	2,640	497,323
CIRCOR International, Inc.*	1,332	47,619
Columbus McKinnon Corp.	2,011	92,606
Commercial Vehicle Group, Inc.*	2,316	24,341
Desktop Metal, Inc., Class A*(b)	6,039	50,124
Douglas Dynamics, Inc.	1,635	64,975
Energy Recovery, Inc.*	3,047	62,250
Enerpac Tool Group Corp.	4,366	109,848
EnPro Industries, Inc.	1,492	127,581
ESCO Technologies, Inc.	1,848	166,542
Evoqua Water Technologies Corp.*	8,366	325,605
ExOne Co. (The)*(b)	1,231	30,221
Federal Signal Corp.	4,357	177,025
Franklin Electric Co., Inc.	3,352	284,853
Gorman-Rupp Co. (The)	1,641	57,550
Greenbrier Cos., Inc. (The)(b)	2,338	103,106
Helios Technologies, Inc.	2,340	190,991
Hillenbrand, Inc.	5,435	252,293
Hydrofarm Holdings Group, Inc.*(b)	815	41,206
Hyliion Holdings Corp.*(b)	8,472	74,808
Hyster-Yale Materials Handling, Inc.	724	42,434
Ideanomics, Inc.*(b)	29,533	74,128
John Bean Technologies Corp.	2,267	330,733
Kadant, Inc.	833	174,197
Kennametal, Inc.	6,043	224,679
Lindsay Corp.	788	129,823
Luxfer Holdings plc	2,055	43,874
Lydall, Inc.*	1,263	78,281
Manitowoc Co., Inc. (The)*	2,481	60,164
Mayville Engineering Co., Inc.*	646	9,638
Meritor, Inc.*	5,074	120,355
Miller Industries, Inc.	804	29,925
Mueller Industries, Inc.	4,062	181,206
Mueller Water Products, Inc., Class A	11,385	189,219
Nikola Corp.*(b)	14,496	151,193
NN, Inc.*	3,088	16,799
Omega Flex, Inc.	226	34,352
Park-Ohio Holdings Corp.	614	15,829
Proto Labs, Inc.*(b)	2,007	148,839
RBC Bearings, Inc.*	1,789	414,189
REV Group, Inc.	2,057	33,447
Rexnord Corp.	8,674	527,032
Shyft Group, Inc. (The)	2,504	110,201
SPX Corp.*	3,169	197,999
SPX FLOW, Inc.	3,045	245,214
Standex International Corp.	874	86,736
Tennant Co.	1,336	98,837
Terex Corp.	4,948	252,595
Titan International, Inc.*	3,650	30,331
TriMas Corp.*	3,126	100,376
Trinity Industries, Inc.	6,270	182,018
Wabash National Corp.	3,719	57,793
Watts Water Technologies, Inc., Class A	1,989	341,253
Welbilt, Inc.*	9,452	221,177
		8,600,995
Marine - 0.1%
Costamare, Inc.	3,816	54,874
Eagle Bulk Shipping, Inc.*(b)	601	29,683
Genco Shipping & Trading Ltd.	2,322	45,256
Matson, Inc.	3,106	245,902
Safe Bulkers, Inc.*	3,968	16,031
		391,746
Media - 0.6%
Advantage Solutions, Inc.*	5,523	48,105
AMC Networks, Inc., Class A*	2,102	99,908
Boston Omaha Corp., Class A*	1,262	45,116
Cardlytics, Inc.*	2,305	209,248
Clear Channel Outdoor Holdings, Inc.*	26,252	69,043
comScore, Inc.*	4,970	19,284
Daily Journal Corp.*	88	29,920
Digital Media Solutions, Inc.*	219	1,715
Emerald Holding, Inc.*	1,752	8,725
Entercom Communications Corp.*	8,527	30,271
Entravision Communications Corp., Class A	4,291	29,908
EW Scripps Co. (The), Class A	4,142	76,793
Fluent, Inc.*	3,132	8,519
Gannett Co., Inc.*	10,170	64,579
Gray Television, Inc.	6,179	140,510
Hemisphere Media Group, Inc.*	1,149	14,156
iHeartMedia, Inc., Class A*	8,094	201,379
John Wiley & Sons, Inc., Class A	3,121	181,330
Loral Space & Communications, Inc.(b)	930	39,069
Magnite, Inc.*	7,595	220,407
Meredith Corp.*	2,883	123,998
National CineMedia, Inc.	4,252	10,885
Scholastic Corp.	2,100	69,804
Sinclair Broadcast Group, Inc., Class A	3,321	99,663
Stagwell, Inc.*	4,518	31,536
TechTarget, Inc.*	1,843	155,881
TEGNA, Inc.	15,990	283,343
Thryv Holdings, Inc.*	469	14,534
WideOpenWest, Inc.*	3,787	80,360
		2,407,989

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Metals & Mining - 0.7%
Allegheny Technologies, Inc.*	9,210	164,491
Arconic Corp.*	7,979	275,196
Carpenter Technology Corp.	3,445	114,891
Century Aluminum Co.*	3,712	47,588
Coeur Mining, Inc.*	17,521	123,523
Commercial Metals Co.	8,680	283,142
Compass Minerals International, Inc.	2,472	165,451
Constellium SE, Class A*	8,876	179,473
Gatos Silver, Inc.*	2,504	35,907
Haynes International, Inc.	902	35,403
Hecla Mining Co.	38,430	236,344
Kaiser Aluminum Corp.	1,141	144,063
Materion Corp.	1,471	107,427
MP Materials Corp.*(b)	5,275	177,082
Novagold Resources, Inc.*	17,147	123,973
Olympic Steel, Inc.	679	18,509
Perpetua Resources Corp.*	1,936	9,815
PolyMet Mining Corp.*	2,088	7,037
Ryerson Holding Corp.	1,186	27,456
Schnitzer Steel Industries, Inc., Class A	1,875	88,706
SunCoke Energy, Inc.	6,011	41,776
TimkenSteel Corp.*	3,287	44,966
Warrior Met Coal, Inc.	3,721	83,313
Worthington Industries, Inc.	2,506	145,223
		2,680,755
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AFC Gamma, Inc.	523	11,145
Apollo Commercial Real Estate Finance, Inc.	10,151	157,848
Arbor Realty Trust, Inc.	9,198	168,140
Ares Commercial Real Estate Corp.	2,726	43,016
ARMOUR Residential REIT, Inc.	5,113	55,527
Blackstone Mortgage Trust, Inc., Class A	10,010	328,428
BrightSpire Capital, Inc.	6,104	61,162
Broadmark Realty Capital, Inc.	9,287	97,606
Capstead Mortgage Corp.	6,892	47,486
Chimera Investment Corp.	16,643	254,971
Dynex Capital, Inc.	2,198	39,037
Ellington Financial, Inc.(b)	2,966	54,930
Granite Point Mortgage Trust, Inc.	3,956	54,435
Great Ajax Corp.	1,567	22,142
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,543	334,631
Invesco Mortgage Capital, Inc.(b)	17,942	55,979
KKR Real Estate Finance Trust, Inc.	2,338	49,870
Ladder Capital Corp.	8,217	93,756
MFA Financial, Inc.	32,003	153,614
New York Mortgage Trust, Inc.	27,446	121,311
Orchid Island Capital, Inc.(b)	6,852	34,397
PennyMac Mortgage Investment Trust	7,085	137,520
Ready Capital Corp.	4,182	64,026
Redwood Trust, Inc.	8,173	101,917
TPG RE Finance Trust, Inc.	4,340	54,684
Two Harbors Investment Corp.	22,693	149,774
		2,747,352
Multiline Retail - 0.2%
Big Lots, Inc.	2,509	122,088
Dillard's, Inc., Class A	454	86,469
Franchise Group, Inc.	2,049	71,161
Macy's, Inc.*	22,715	508,589
		788,307
Multi-Utilities - 0.2%
Avista Corp.	5,014	209,836
Black Hills Corp.	4,558	320,564
NorthWestern Corp.	3,671	233,476
Unitil Corp.	1,070	53,072
		816,948
Oil, Gas & Consumable Fuels - 1.7%
Aemetis, Inc.*	1,678	18,659
Alto Ingredients, Inc.*	5,169	26,310
Altus Midstream Co.(b)	234	15,252
Antero Resources Corp.*	20,684	283,784
Arch Resources, Inc.*	1,095	82,881
Berry Corp.	4,874	29,244
Bonanza Creek Energy, Inc.	2,230	86,702
Brigham Minerals, Inc., Class A	3,156	60,343
California Resources Corp.*	6,077	208,016
Callon Petroleum Co.*(b)	2,883	98,512
Centennial Resource Development, Inc., Class A*	13,089	66,754
Centrus Energy Corp., Class A*	682	19,717
Chesapeake Energy Corp.	7,137	398,316
Clean Energy Fuels Corp.*(b)	10,052	79,712
CNX Resources Corp.*	15,815	179,658
Comstock Resources, Inc.*	6,613	39,083
CONSOL Energy, Inc.*	2,476	56,527
Contango Oil & Gas Co.*	10,619	38,547
CVR Energy, Inc.(b)	2,138	30,787
Delek US Holdings, Inc.*	4,739	81,083
Denbury, Inc.*	3,647	256,494
DHT Holdings, Inc.	10,466	57,877
Dorian LPG Ltd.	2,160	28,555
Earthstone Energy, Inc., Class A*	1,731	14,315
Energy Fuels, Inc.*	10,193	55,144
Equitrans Midstream Corp.	29,565	258,102
Extraction Oil & Gas, Inc.*	1,131	51,494
Falcon Minerals Corp.	2,879	12,783
Frontline Ltd.(b)	8,633	62,330
Gevo, Inc.*(b)	14,108	87,893
Golar LNG Ltd.*	7,430	83,588
Green Plains, Inc.*	3,099	108,775
HighPeak Energy, Inc.(b)	359	3,472
International Seaways, Inc.	2,974	51,153
Kosmos Energy Ltd.*	29,287	69,117
Laredo Petroleum, Inc.*	909	49,113
Magnolia Oil & Gas Corp., Class A	10,065	157,819
Matador Resources Co.	8,007	230,201
Meta Materials, Inc.*(b)	4,570	21,251
Murphy Oil Corp.	10,593	225,207
Nordic American Tankers Ltd.(b)	10,913	25,864
Northern Oil and Gas, Inc.	3,456	57,370
Oasis Petroleum, Inc.	1,460	126,421
Ovintiv, Inc.	18,948	516,522
Par Pacific Holdings, Inc.*	3,234	53,329
PBF Energy, Inc., Class A*	6,964	72,426
PDC Energy, Inc.	7,183	299,890
Peabody Energy Corp.*(b)	5,006	79,996
Penn Virginia Corp.*	1,113	23,039
Range Resources Corp.*	17,282	252,663
Renewable Energy Group, Inc.*	3,237	156,736
REX American Resources Corp.*	385	32,633
Riley Exploration Permian, Inc.	165	3,333

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Scorpio Tankers, Inc.	3,526	57,156
SFL Corp. Ltd.	7,555	60,667
SM Energy Co.	8,427	160,956
Southwestern Energy Co.*	48,991	222,909
Talos Energy, Inc.*	2,667	33,071
Teekay Corp.*(b)	5,021	15,214
Teekay Tankers Ltd., Class A*	1,723	19,728
Tellurian, Inc.*	23,002	73,376
Uranium Energy Corp.*(b)	15,339	38,501
Ur-Energy, Inc.*(b)	13,078	17,001
Vine Energy, Inc., Class A*	1,491	22,171
W&T Offshore, Inc.*	6,783	22,113
Whiting Petroleum Corp.*	2,847	133,667
World Fuel Services Corp.	4,509	145,911
		6,507,233
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	1,191	38,695
Domtar Corp.*	3,614	198,156
Glatfelter Corp.	3,167	50,039
Neenah, Inc.	1,221	61,526
Schweitzer-Mauduit International, Inc.	2,262	86,567
Verso Corp., Class A	2,168	41,300
		476,283
Personal Products - 0.3%
Beauty Health Co. (The)*	3,355	86,257
BellRing Brands, Inc., Class A*	2,877	97,156
Edgewell Personal Care Co.	3,926	166,070
elf Beauty, Inc.*	3,289	101,795
Honest Co., Inc. (The)*(b)	1,796	18,283
Inter Parfums, Inc.	1,293	93,794
Medifast, Inc.	843	192,120
Nature's Sunshine Products, Inc.	856	14,655
Nu Skin Enterprises, Inc., Class A	3,591	181,776
Revlon, Inc., Class A*(b)	514	5,865
USANA Health Sciences, Inc.*	919	89,171
Veru, Inc.*	4,569	40,755
		1,087,697
Pharmaceuticals - 0.9%
9 Meters Biopharma, Inc.*	15,361	19,969
Aclaris Therapeutics, Inc.*	3,138	50,867
Aerie Pharmaceuticals, Inc.*(b)	3,059	45,610
Amneal Pharmaceuticals, Inc.*	7,208	40,653
Amphastar Pharmaceuticals, Inc.*	2,674	52,571
Ampio Pharmaceuticals, Inc.*	13,749	22,548
Angion Biomedica Corp.*	420	4,624
ANI Pharmaceuticals, Inc.*(b)	707	21,443
Antares Pharma, Inc.*(b)	12,067	47,544
Arvinas, Inc.*	3,155	271,993
Atea Pharmaceuticals, Inc.*(b)	4,667	138,703
Athira Pharma, Inc.*	2,332	24,696
Avalo Therapeutics, Inc.*	3,829	11,870
Axsome Therapeutics, Inc.*(b)	2,007	51,540
BioDelivery Sciences International, Inc.*	6,730	25,978
Cara Therapeutics, Inc.*	3,210	50,654
Cassava Sciences, Inc.*	2,764	157,133
Citius Pharmaceuticals, Inc.*(b)	8,209	18,470
Collegium Pharmaceutical, Inc.*	2,546	52,269
Corcept Therapeutics, Inc.*	6,987	148,683
CorMedix, Inc.*(b)	2,739	17,694
Cymabay Therapeutics, Inc.*(b)	5,010	19,840
Durect Corp.*	16,351	22,728
Edgewise Therapeutics, Inc.*(b)	890	14,098
Endo International plc*	16,569	37,943
Esperion Therapeutics, Inc.*(b)	1,896	24,686
Evolus, Inc.*	2,333	24,730
EyePoint Pharmaceuticals, Inc.*(b)	1,526	16,694
Fulcrum Therapeutics, Inc.*	1,601	47,550
Harmony Biosciences Holdings, Inc.*	1,616	54,766
Ikena Oncology, Inc.*	654	8,417
Innoviva, Inc.*	4,575	69,815
Intra-Cellular Therapies, Inc.*	5,110	169,652
Kala Pharmaceuticals, Inc.*(b)	3,496	11,817
Kaleido Biosciences, Inc.*(b)	1,399	8,590
KemPharm, Inc.*(b)	2,065	19,205
Landos Biopharma, Inc.*(b)	468	6,215
Marinus Pharmaceuticals, Inc.*(b)	2,672	33,026
Mind Medicine MindMed, Inc.*	23,280	67,279
NGM Biopharmaceuticals, Inc.*	2,277	49,707
Nuvation Bio, Inc.*	2,559	23,620
Ocular Therapeutix, Inc.*(b)	5,540	58,502
Omeros Corp.*(b)	4,359	71,052
Oramed Pharmaceuticals, Inc.*(b)	1,930	37,982
Pacira BioSciences, Inc.*	3,156	187,119
Paratek Pharmaceuticals, Inc.*(b)	3,309	18,398
Phathom Pharmaceuticals, Inc.*	1,465	52,139
Phibro Animal Health Corp., Class A	1,477	35,876
Pliant Therapeutics, Inc.*	1,739	31,719
Prestige Consumer Healthcare, Inc.*	3,622	207,867
Provention Bio, Inc.*(b)	4,008	26,894
Rain Therapeutics, Inc.*(b)	536	9,396
Reata Pharmaceuticals, Inc., Class A*(b)	1,984	211,316
Relmada Therapeutics, Inc.*	1,085	25,942
Revance Therapeutics, Inc.*	5,072	135,828
Seelos Therapeutics, Inc.*(b)	5,481	12,058
SIGA Technologies, Inc.*	3,581	23,384
Supernus Pharmaceuticals, Inc.*	3,547	97,649
Tarsus Pharmaceuticals, Inc.*	608	16,112
Terns Pharmaceuticals, Inc.*	631	8,493
TherapeuticsMD, Inc.*(b)	26,142	20,783
Theravance Biopharma, Inc.*(b)	3,853	31,980
Verrica Pharmaceuticals, Inc.*(b)	946	10,595
WaVe Life Sciences Ltd.*	2,713	17,173
Zogenix, Inc.*	4,054	60,040
		3,414,187
Professional Services - 0.9%
Acacia Research Corp.*	3,542	21,571
ASGN, Inc.*	3,756	421,385
Atlas Technical Consultants, Inc.*	972	9,837
Barrett Business Services, Inc.	541	41,927
CBIZ, Inc.*	3,618	123,410
CRA International, Inc.	516	47,983
Exponent, Inc.	3,753	438,726
Forrester Research, Inc.*	814	38,706
Franklin Covey Co.*	900	39,123
GP Strategies Corp.*	910	18,819
Heidrick & Struggles International, Inc.	1,396	60,335
HireQuest, Inc.(b)	367	6,808
Huron Consulting Group, Inc.*	1,618	79,881
ICF International, Inc.	1,339	125,411
Insperity, Inc.	2,628	289,973

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
KBR, Inc.	10,221	398,006
Kelly Services, Inc., Class A	2,547	49,514
Kforce, Inc.	1,483	86,637
Korn Ferry	3,860	272,863
ManTech International Corp., Class A	1,981	156,836
Mistras Group, Inc.*	1,443	15,310
Rekor Systems, Inc.*(b)	2,268	24,766
Resources Connection, Inc.	2,280	36,024
TriNet Group, Inc.*	2,930	269,794
TrueBlue, Inc.*	2,527	69,063
Upwork, Inc.*	8,429	376,860
Willdan Group, Inc.*	791	29,908
		3,549,476
Real Estate Management & Development - 0.4%
Cushman & Wakefield plc*	8,483	153,882
eXp World Holdings, Inc.	4,488	205,775
Fathom Holdings, Inc.*(b)	373	10,660
Forestar Group, Inc.*	1,232	25,613
FRP Holdings, Inc.*	481	27,754
Kennedy-Wilson Holdings, Inc.	8,679	190,851
Marcus & Millichap, Inc.*	1,718	67,380
Newmark Group, Inc., Class A	10,785	146,892
Rafael Holdings, Inc., Class B*	704	29,462
RE/MAX Holdings, Inc., Class A	1,339	44,843
Realogy Holdings Corp.*	8,328	146,156
Redfin Corp.*(b)	7,352	357,087
RMR Group, Inc. (The), Class A	1,102	51,067
St Joe Co. (The)	2,409	111,464
Tejon Ranch Co.*	1,508	28,984
		1,597,870
Road & Rail - 0.4%
ArcBest Corp.	1,830	122,116
Avis Budget Group, Inc.*	3,699	335,684
Covenant Logistics Group, Inc., Class A*	890	21,680
Daseke, Inc.*	3,038	28,709
Heartland Express, Inc.	3,450	57,891
HyreCar, Inc.*(b)	1,266	14,230
Marten Transport Ltd.	4,302	67,068
PAM Transportation Services, Inc.*	264	9,232
Saia, Inc.*	1,919	460,809
Universal Logistics Holdings, Inc.	555	12,138
US Xpress Enterprises, Inc., Class A*	1,944	16,991
Werner Enterprises, Inc.	4,532	213,729
Yellow Corp.*	3,639	22,162
		1,382,439
Semiconductors & Semiconductor Equipment - 1.6%
Alpha & Omega Semiconductor Ltd.*	1,525	44,301
Ambarella, Inc.*	2,526	261,618
Amkor Technology, Inc.	7,381	202,756
Atomera, Inc.*(b)	1,469	36,240
Axcelis Technologies, Inc.*	2,408	119,702
AXT, Inc.*(b)	2,885	26,859
CEVA, Inc.*	1,630	78,647
CMC Materials, Inc.	2,112	280,093
Cohu, Inc.*	3,463	123,560
Diodes, Inc.*	3,152	305,208
DSP Group, Inc.*	1,632	35,741
FormFactor, Inc.*	5,621	218,544
Ichor Holdings Ltd.*	2,007	88,930
Impinj, Inc.*	1,348	78,575
Kopin Corp.*	5,611	32,993
Kulicke & Soffa Industries, Inc.	4,426	310,661
Lattice Semiconductor Corp.*	9,810	609,397
MACOM Technology Solutions Holdings, Inc.*	3,519	213,638
MaxLinear, Inc.*	5,057	264,127
NeoPhotonics Corp.*	3,646	34,054
NVE Corp.	346	24,293
Onto Innovation, Inc.*	3,520	260,938
PDF Solutions, Inc.*	2,144	48,283
Photronics, Inc.*	4,446	67,001
Power Integrations, Inc.	4,366	474,322
Rambus, Inc.*	8,100	192,780
Semtech Corp.*	4,676	326,946
Silicon Laboratories, Inc.*	3,209	505,803
SiTime Corp.*	932	198,367
SkyWater Technology, Inc.*(b)	567	18,926
SMART Global Holdings, Inc.*	1,025	49,672
SunPower Corp.*(b)	5,780	124,559
Synaptics, Inc.*	2,550	483,939
Ultra Clean Holdings, Inc.*	3,144	145,379
Veeco Instruments, Inc.*	3,600	82,044
		6,368,896
Software - 3.5%
8x8, Inc.*	7,694	185,810
A10 Networks, Inc.*	4,344	60,338
ACI Worldwide, Inc.*	8,529	274,890
Agilysys, Inc.*	1,378	78,312
Alarm.com Holdings, Inc.*	3,417	288,156
Alkami Technology, Inc.*	504	14,394
Altair Engineering, Inc., Class A*(b)	3,282	242,835
American Software, Inc., Class A	2,233	56,651
Appfolio, Inc., Class A*(b)	1,353	159,789
Appian Corp.*(b)	2,842	304,662
Asana, Inc., Class A*	5,347	403,966
Avaya Holdings Corp.*	5,966	120,334
Benefitfocus, Inc.*	1,804	21,774
Blackbaud, Inc.*(b)	3,496	243,636
Blackline, Inc.*(b)	3,877	422,981
Bottomline Technologies DE, Inc.*	3,201	135,306
Box, Inc., Class A*	10,644	274,402
BTRS Holdings, Inc.*	3,426	37,378
Cerence, Inc.*	2,735	296,583
ChannelAdvisor Corp.*	2,110	54,058
Cleanspark, Inc.*(b)	2,367	32,665
Cloudera, Inc.*	16,732	266,541
CommVault Systems, Inc.*	3,051	247,040
Cornerstone OnDemand, Inc.*	4,553	260,887
Digimarc Corp.*(b)	922	26,959
Digital Turbine, Inc.*(b)	6,105	356,837
Domo, Inc., Class B*	1,992	178,284
E2open Parent Holdings, Inc.*	3,019	36,047
Ebix, Inc.(b)	1,920	55,258
eGain Corp.*	1,477	17,399
Envestnet, Inc.*	3,927	313,650
GTY Technology Holdings, Inc.*	2,327	17,173
Intelligent Systems Corp.*(b)	532	20,530
InterDigital, Inc.	2,236	161,238
J2 Global, Inc.*	3,142	432,653
JFrog Ltd.*(b)	3,730	143,381
LivePerson, Inc.*(b)	4,631	296,847
Marathon Digital Holdings, Inc.*	6,899	280,030

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
MicroStrategy, Inc., Class A*(b)	566	392,974
Mimecast Ltd.*	4,312	301,021
Mitek Systems, Inc.*	3,034	67,871
Model N, Inc.*	2,513	85,216
Momentive Global, Inc.*	9,261	181,608
ON24, Inc.*	649	14,674
OneSpan, Inc.*	2,548	49,100
PagerDuty, Inc.*	5,835	249,738
Ping Identity Holding Corp.*(b)	3,145	81,613
Progress Software Corp.	3,178	147,968
PROS Holdings, Inc.*	2,889	124,920
Q2 Holdings, Inc.*	3,954	348,308
QAD, Inc., Class A	858	74,655
Qualys, Inc.*	2,463	289,107
Rapid7, Inc.*(b)	3,971	482,556
Rimini Street, Inc.*	3,168	30,254
Riot Blockchain, Inc.*(b)	6,096	227,503
Sailpoint Technologies Holdings, Inc.*	6,545	306,699
Sapiens International Corp. NV	2,236	63,816
SecureWorks Corp., Class A*	692	14,158
ShotSpotter, Inc.*	611	24,336
Smith Micro Software, Inc.*	3,214	16,038
Sprout Social, Inc., Class A*	3,194	388,390
SPS Commerce, Inc.*	2,608	353,462
Sumo Logic, Inc.*	5,899	122,994
Telos Corp.*	1,248	41,184
Tenable Holdings, Inc.*	6,560	291,067
Upland Software, Inc.*	2,067	80,572
Varonis Systems, Inc.*	7,655	528,272
Verint Systems, Inc.*	4,655	207,799
Veritone, Inc.*	2,052	42,825
Viant Technology, Inc., Class A*	775	10,656
VirnetX Holding Corp.*(b)	4,584	20,582
Vonage Holdings Corp.*	17,473	246,369
Workiva, Inc.*	3,039	426,281
Xperi Holding Corp.	7,589	162,177
Yext, Inc.*	8,028	108,539
Zix Corp.*	3,869	29,946
Zuora, Inc., Class A*(b)	7,585	128,793
		13,583,715
Specialty Retail - 1.4%
Aaron's Co., Inc. (The)	2,452	65,027
Abercrombie & Fitch Co., Class A*	4,435	158,596
Academy Sports & Outdoors, Inc.*	4,470	197,887
American Eagle Outfitters, Inc.	11,002	335,781
America's Car-Mart, Inc.*	437	56,517
Arko Corp.*	1,484	15,345
Asbury Automotive Group, Inc.*	1,398	260,364
Barnes & Noble Education, Inc.*	2,778	22,669
Bed Bath & Beyond, Inc.*	7,933	218,475
Big 5 Sporting Goods Corp.(b)	1,506	41,867
Blink Charging Co.*(b)	2,639	85,583
Boot Barn Holdings, Inc.*	2,079	185,613
Buckle, Inc. (The)	2,151	83,308
Caleres, Inc.	2,665	65,532
Camping World Holdings, Inc., Class A	3,084	123,175
CarLotz, Inc.*(b)	3,142	12,914
Cato Corp. (The), Class A	1,429	24,665
Chico's FAS, Inc.*	8,696	44,958
Children's Place, Inc. (The)*	1,016	88,229
Citi Trends, Inc.*	643	55,388
Conn's, Inc.*	1,291	31,759
Container Store Group, Inc. (The)*	2,296	26,634
Designer Brands, Inc., Class A*	4,346	63,017
Genesco, Inc.*	1,059	65,690
Group 1 Automotive, Inc.	1,269	209,943
GrowGeneration Corp.*(b)	3,912	125,145
Guess?, Inc.	2,911	70,417
Haverty Furniture Cos., Inc.	1,206	42,970
Hibbett, Inc.	1,176	112,531
JOANN, Inc.(b)	840	11,516
Kirkland's, Inc.*	1,015	19,407
Lazydays Holdings, Inc.*	530	13,022
Lumber Liquidators Holdings, Inc.*	2,071	43,201
MarineMax, Inc.*(b)	1,553	75,507
Monro, Inc.	2,398	136,470
Murphy USA, Inc.	1,821	282,765
National Vision Holdings, Inc.*(b)	5,899	353,822
ODP Corp. (The)*	3,541	167,029
OneWater Marine, Inc., Class A(b)	741	30,003
Party City Holdco, Inc.*	7,988	54,398
Rent-A-Center, Inc.	4,767	300,702
Sally Beauty Holdings, Inc.*	8,146	151,434
Shift Technologies, Inc.*(b)	4,487	33,383
Shoe Carnival, Inc.	1,275	48,807
Signet Jewelers Ltd.	3,769	298,505
Sleep Number Corp.*	1,728	159,857
Sonic Automotive, Inc., Class A	1,583	80,005
Sportsman's Warehouse Holdings, Inc.*	3,146	55,810
Tilly's, Inc., Class A	1,637	25,488
TravelCenters of America, Inc.*	901	37,815
Urban Outfitters, Inc.*	4,959	163,746
Winmark Corp.	256	53,665
Zumiez, Inc.*	1,578	63,420
		5,549,776
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp.*	8,783	267,355
Avid Technology, Inc.*	2,614	67,467
Corsair Gaming, Inc.*(b)	1,944	56,279
Diebold Nixdorf, Inc.*	5,200	56,576
Eastman Kodak Co.*(b)	3,244	23,616
Quantum Corp.*	4,035	25,178
Super Micro Computer, Inc.*	3,122	114,078
Turtle Beach Corp.*	1,082	30,740
		641,289
Textiles, Apparel & Luxury Goods - 0.4%
Crocs, Inc.*	4,671	667,112
Fossil Group, Inc.*	3,410	45,694
G-III Apparel Group Ltd.*	3,190	98,667
Kontoor Brands, Inc.	3,749	202,296
Movado Group, Inc.	1,138	41,127
Oxford Industries, Inc.	1,162	104,929
PLBY Group, Inc.*(b)	783	19,457
Rocky Brands, Inc.	498	24,741
Steven Madden Ltd.	5,931	240,028
Superior Group of Cos., Inc.	832	19,835
Unifi, Inc.*	960	22,310
Vera Bradley, Inc.*	1,859	21,304
Wolverine World Wide, Inc.	5,879	210,821
		1,718,321
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc.*	4,123	199,883
Bridgewater Bancshares, Inc.*	1,521	24,868
Capitol Federal Financial, Inc.	9,393	108,395

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Columbia Financial, Inc.*	2,902	52,323
Essent Group Ltd.	8,006	376,922
Federal Agricultural Mortgage Corp., Class C	661	64,712
Finance of America Cos., Inc., Class A*	2,415	13,283
Flagstar Bancorp, Inc.	3,768	186,365
FS Bancorp, Inc.	530	18,110
Hingham Institution For Savings (The)	102	33,099
Home Bancorp, Inc.	554	20,731
Home Point Capital, Inc.(b)	528	2,091
HomeStreet, Inc.	1,504	61,438
Kearny Financial Corp.	5,278	66,978
Luther Burbank Corp.	1,130	14,656
Merchants Bancorp	713	26,146
Meridian Bancorp, Inc.	3,380	70,236
Meta Financial Group, Inc.	2,272	111,760
Mr Cooper Group, Inc.*	5,128	199,377
NMI Holdings, Inc., Class A*	6,068	136,955
Northfield Bancorp, Inc.	3,307	55,888
Northwest Bancshares, Inc.	8,847	115,188
Ocwen Financial Corp.*	592	16,754
PCSB Financial Corp.	982	17,902
PennyMac Financial Services, Inc.	2,552	169,836
Pioneer Bancorp, Inc.*	841	10,336
Premier Financial Corp.	2,673	81,259
Provident Bancorp, Inc.	1,139	18,486
Provident Financial Services, Inc.	5,485	121,054
Radian Group, Inc.	13,897	328,386
Security National Financial Corp., Class A*	1	10
Southern Missouri Bancorp, Inc.	561	25,312
TrustCo Bank Corp.	1,365	43,803
Velocity Financial, Inc.*	620	7,979
Walker & Dunlop, Inc.	2,114	234,760
Washington Federal, Inc.	5,218	173,759
Waterstone Financial, Inc.	1,563	31,698
WSFS Financial Corp.	3,398	154,303
		3,395,041
Tobacco - 0.1%
22nd Century Group, Inc.*(b)	10,912	38,956
Turning Point Brands, Inc.	1,055	52,497
Universal Corp.	1,748	88,449
Vector Group Ltd.	10,383	155,952
		335,854
Trading Companies & Distributors - 0.7%
Alta Equipment Group, Inc.*	1,366	18,113
Applied Industrial Technologies, Inc.	2,805	249,112
Beacon Roofing Supply, Inc.*	4,036	207,773
BlueLinx Holdings, Inc.*	647	37,241
Boise Cascade Co.	2,847	164,699
CAI International, Inc.	1,178	65,933
Custom Truck One Source, Inc.*(b)	939	8,047
DXP Enterprises, Inc.*	1,289	38,644
EVI Industries, Inc.*(b)	413	10,044
GATX Corp.	2,552	233,968
Global Industrial Co.	921	35,449
GMS, Inc.*	3,089	152,628
H&E Equipment Services, Inc.	2,325	79,166
Herc Holdings, Inc.*	1,803	237,004
Karat Packaging, Inc.*	331	7,769
Lawson Products, Inc.*	345	18,199
McGrath RentCorp	1,746	121,836
MRC Global, Inc.*	5,818	47,708
NOW, Inc.*	7,971	61,217
Rush Enterprises, Inc., Class A	3,053	134,637
Rush Enterprises, Inc., Class B	477	20,220
Textainer Group Holdings Ltd.*	3,464	115,074
Titan Machinery, Inc.*	1,399	40,179
Transcat, Inc.*	513	34,761
Triton International Ltd.	4,823	263,915
Veritiv Corp.*	1,113	99,803
WESCO International, Inc.*	3,218	376,570
Willis Lease Finance Corp.*	197	7,417
		2,887,126
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	5,341	212,839

Water Utilities - 0.2%
American States Water Co.	2,668	246,016
Artesian Resources Corp., Class A	589	23,212
Cadiz, Inc.*(b)	1,436	19,300
California Water Service Group	3,674	233,483
Global Water Resources, Inc.	915	18,300
Middlesex Water Co.	1,250	136,762
Pure Cycle Corp.*	1,390	20,781
SJW Group	2,002	138,799
York Water Co. (The)	940	48,476
		885,129
Wireless Telecommunication Services - 0.1%
Gogo, Inc.*(b)	4,273	57,472
Shenandoah Telecommunications Co.	3,495	104,256
Telephone and Data Systems, Inc.	7,307	148,478
United States Cellular Corp.*	1,103	35,241
		345,447
TOTAL COMMON STOCKS (Cost $232,495,871)		214,045,591

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Contra Aduro Biotech I, CVR*(e)(f)	899	—
Oncternal Therapeutics, Inc., CVR*(e)(f)	23	—
Tobira Therapeutics, Inc., CVR*(e)(f)	218	—
		—
Food Products - 0.0%(d)
Contraf-Nicotex-Tobacco GmbH*(e)(f)	1,074	537
Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR*(e)(f)	363	—
TOTAL RIGHTS (Cost $2,658)		537

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
SECURITIES LENDING REINVESTMENTS(g) - 1.1%

INVESTMENT COMPANIES - 1.1%
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $4,399,076)	4,399,076	4,399,076

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 7.1%

REPURCHASE AGREEMENTS(h) - 7.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $27,780,646
(Cost $27,780,609)	27,780,609	27,780,609

Total Investments - 62.7% (Cost $264,678,214)		246,225,813
Other assets less liabilities - 37.3%		146,489,659
Net Assets - 100.0%		392,715,472

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $69,183,850.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $11,446,266, collateralized in the form of cash with a value of $4,399,076 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,260,319 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $11,659,395.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of August 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2021 amounted to $537, which represents approximately 0.00% of net assets of the Fund.
(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $4,399,076.
(h)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations

CVR	Contingent Value Rights - No defined expiration

UltraPro Russell2000
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	175	9/17/2021	USD	$19,873,000	$748,759

Swap Agreements

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
189,827,962	11/8/2021	Bank of America NA	0.36%	Russell 2000® Index	29,280,381
35,629,976	11/8/2021	BNP Paribas SA	0.21%	Russell 2000® Index	34,955,907
344,294,253	11/7/2022	Citibank NA	0.35%	Russell 2000® Index	195,969
40,084,291	11/7/2022	Credit Suisse International	0.51%	Russell 2000® Index	(761,647)
58,274,451	11/8/2021	Goldman Sachs International	0.33%	Russell 2000® Index	(1,962,941)
214,539,295	11/8/2021	Morgan Stanley & Co. International plc	(0.20)%	Russell 2000® Index	7,668,688
25,100,147	11/22/2021	Societe Generale	0.40%	Russell 2000® Index	47,702,695
36,473,545	12/6/2021	UBS AG	0.10%	Russell 2000® Index	30,260,687
944,223,920					147,339,739
				Total Unrealized Appreciation	150,064,327
				Total Unrealized Depreciation	(2,724,588)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS(a) - 58.4%

Aerospace & Defense - 0.9%
Boeing Co. (The)*	24,421	5,360,410
General Dynamics Corp.	10,169	2,036,952
Howmet Aerospace, Inc.	17,365	551,339
Huntington Ingalls Industries, Inc.	1,787	364,852
L3Harris Technologies, Inc.	9,106	2,121,789
Lockheed Martin Corp.	10,865	3,909,227
Northrop Grumman Corp.	6,650	2,445,205
Raytheon Technologies Corp.	67,305	5,704,772
Teledyne Technologies, Inc.*	2,063	955,953
Textron, Inc.	10,026	728,589
TransDigm Group, Inc.*	2,439	1,481,619
		25,660,707
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	5,908	532,075
Expeditors International of Washington, Inc.	7,502	935,049
FedEx Corp.	10,844	2,881,142
United Parcel Service, Inc., Class B	32,132	6,285,983
		10,634,249
Airlines - 0.1%
Alaska Air Group, Inc.*	5,530	317,090
American Airlines Group, Inc.*	28,492	568,131
Delta Air Lines, Inc.*	28,415	1,149,103
Southwest Airlines Co.*	26,271	1,307,770
United Airlines Holdings, Inc.*	14,375	668,581
		4,010,675
Auto Components - 0.1%
Aptiv plc*	12,015	1,828,563
BorgWarner, Inc.	10,655	454,755
		2,283,318
Automobiles - 1.1%
Ford Motor Co.*	174,174	2,269,487
General Motors Co.*	56,710	2,779,357
Tesla, Inc.*	34,236	25,188,110
		30,236,954
Banks - 1.9%
Bank of America Corp.	63,130	2,635,678
Citigroup, Inc.	23,702	1,704,411
Citizens Financial Group, Inc.	18,921	828,551
Comerica, Inc.	6,202	458,390
Fifth Third Bancorp	31,272	1,215,230
First Republic Bank	7,818	1,555,313
Huntington Bancshares, Inc.	65,546	1,017,929
JPMorgan Chase & Co.	134,475	21,509,276
KeyCorp	43,114	876,076
M&T Bank Corp.	5,715	800,157
People's United Financial, Inc.	18,997	312,121
PNC Financial Services Group, Inc. (The)	18,873	3,606,630
Regions Financial Corp.	42,703	872,422
SVB Financial Group*	2,606	1,458,057
Truist Financial Corp.	59,743	3,408,936
US Bancorp	60,221	3,456,083
Wells Fargo & Co.	183,627	8,391,754
Zions Bancorp NA	7,277	421,338
		54,528,352
Beverages - 0.8%
Brown-Forman Corp., Class B	8,114	569,765
Coca-Cola Co. (The)	172,385	9,706,999
Constellation Brands, Inc., Class A	7,507	1,585,028
Molson Coors Beverage Co., Class B	8,368	397,731
Monster Beverage Corp.*	16,437	1,603,758
PepsiCo, Inc.	61,376	9,598,593
		23,461,874
Biotechnology - 1.1%
AbbVie, Inc.	78,461	9,476,520
Amgen, Inc.	25,524	5,756,428
Biogen, Inc.*	6,688	2,266,630
Gilead Sciences, Inc.	55,715	4,054,938
Incyte Corp.*	8,304	635,173
Moderna, Inc.*	13,557	5,106,786
Regeneron Pharmaceuticals, Inc.*	4,651	3,131,983
Vertex Pharmaceuticals, Inc.*	11,500	2,303,335
		32,731,793
Building Products - 0.3%
A O Smith Corp.	5,974	434,429
Allegion plc	3,998	575,672
Carrier Global Corp.	36,288	2,090,189
Fortune Brands Home & Security, Inc.	6,149	598,728
Johnson Controls International plc	31,839	2,381,557
Masco Corp.	11,275	684,618
Trane Technologies plc	10,624	2,108,864
		8,874,057
Capital Markets - 1.8%
Ameriprise Financial, Inc.	5,149	1,405,214
Bank of New York Mellon Corp. (The)	35,841	1,979,140
BlackRock, Inc.	6,302	5,944,613
Cboe Global Markets, Inc.	4,740	597,951
Charles Schwab Corp. (The)	66,628	4,853,850
CME Group, Inc.	15,952	3,217,837
Franklin Resources, Inc.	12,098	392,459
Goldman Sachs Group, Inc. (The)	15,114	6,249,790
Intercontinental Exchange, Inc.	25,000	2,988,250
Invesco Ltd.	16,809	425,604
MarketAxess Holdings, Inc.	1,687	802,877
Moody's Corp.	7,151	2,722,886
Morgan Stanley	66,123	6,905,225
MSCI, Inc.	3,662	2,323,832
Nasdaq, Inc.	5,102	998,869
Northern Trust Corp.	9,246	1,095,836
Raymond James Financial, Inc.	5,433	760,077
S&P Global, Inc.(b)	10,702	4,749,762
State Street Corp.	15,449	1,435,367
T. Rowe Price Group, Inc.	10,078	2,256,162
		52,105,601
Chemicals - 1.0%
Air Products and Chemicals, Inc.	9,831	2,649,553
Albemarle Corp.	5,185	1,227,497
Celanese Corp.	5,004	793,634
CF Industries Holdings, Inc.	9,529	432,807
Corteva, Inc.	32,745	1,439,798
Dow, Inc.	33,184	2,087,274
DuPont de Nemours, Inc.	23,640	1,749,833
Eastman Chemical Co.	6,065	686,315
Ecolab, Inc.	11,051	2,490,453
FMC Corp.	5,725	536,032
International Flavors & Fragrances, Inc.	11,058	1,675,287
Linde plc	23,110	7,270,175

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	11,437	1,147,703
Mosaic Co. (The)	15,353	494,059
PPG Industries, Inc.	10,532	1,680,381
Sherwin-Williams Co. (The)	10,633	3,228,923
		29,589,724
Commercial Services & Supplies - 0.2%
Cintas Corp.	3,920	1,551,418
Copart, Inc.*	9,248	1,334,671
Republic Services, Inc.	9,354	1,161,112
Rollins, Inc.	9,838	382,895
Waste Management, Inc.	17,252	2,675,958
		7,106,054
Communications Equipment - 0.5%
Arista Networks, Inc.*	2,442	902,392
Cisco Systems, Inc.	187,209	11,049,075
F5 Networks, Inc.*	2,649	539,257
Juniper Networks, Inc.	14,559	421,920
Motorola Solutions, Inc.	7,537	1,840,686
		14,753,330
Construction & Engineering - 0.0%(c)
Quanta Services, Inc.	6,190	631,999

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,770	1,056,063
Vulcan Materials Co.	5,893	1,095,685
		2,151,748
Consumer Finance - 0.4%
American Express Co.	28,906	4,797,240
Capital One Financial Corp.	20,057	3,328,860
Discover Financial Services	13,544	1,736,612
Synchrony Financial	24,028	1,195,393
		11,058,105
Containers & Packaging - 0.2%
Amcor plc(b)	68,492	880,122
Avery Dennison Corp.	3,688	831,238
Ball Corp.	14,582	1,399,289
International Paper Co.	17,402	1,045,686
Packaging Corp. of America	4,220	640,174
Sealed Air Corp.	6,752	412,075
WestRock Co.	11,821	615,165
		5,823,749
Distributors - 0.1%
Genuine Parts Co.	6,418	784,215
LKQ Corp.*	12,349	650,669
Pool Corp.	1,783	881,337
		2,316,221
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc., Class B*	84,198	24,061,262

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	317,183	8,697,158
Lumen Technologies, Inc.	44,192	543,561
Verizon Communications, Inc.	183,916	10,115,380
		19,356,099
Electric Utilities - 0.9%
Alliant Energy Corp.	11,112	675,499
American Electric Power Co., Inc.	22,200	1,988,454
Duke Energy Corp.	34,171	3,576,337
Edison International	16,856	974,951
Entergy Corp.	8,914	985,978
Evergy, Inc.	10,185	697,163
Eversource Energy	15,258	1,384,358
Exelon Corp.	43,410	2,127,958
FirstEnergy Corp.	24,162	939,177
NextEra Energy, Inc.	87,134	7,318,385
NRG Energy, Inc.	10,873	496,570
Pinnacle West Capital Corp.	5,009	385,192
PPL Corp.	34,180	1,003,183
Southern Co. (The)	47,028	3,091,150
Xcel Energy, Inc.	23,909	1,643,744
		27,288,099
Electrical Equipment - 0.4%
AMETEK, Inc.	10,258	1,394,781
Eaton Corp. plc	17,703	2,980,477
Emerson Electric Co.	26,640	2,810,520
Generac Holdings, Inc.*	2,796	1,221,796
Rockwell Automation, Inc.	5,156	1,678,020
		10,085,594
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	26,548	2,034,373
CDW Corp.	6,228	1,249,399
Corning, Inc.	34,416	1,376,296
IPG Photonics Corp.*	1,595	272,235
Keysight Technologies, Inc.*	8,183	1,467,866
TE Connectivity Ltd.	14,669	2,203,577
Trimble, Inc.*	11,149	1,050,459
Zebra Technologies Corp., Class A*	2,377	1,395,703
		11,049,908
Energy Equipment & Services - 0.1%
Baker Hughes Co.	32,314	736,113
Halliburton Co.	39,525	789,709
NOV, Inc.*	17,354	228,552
Schlumberger NV	62,118	1,741,789
		3,496,163
Entertainment - 1.1%
Activision Blizzard, Inc.	34,518	2,843,248
Electronic Arts, Inc.	12,714	1,846,200
Live Nation Entertainment, Inc.*	6,418	556,441
Netflix, Inc.*	19,697	11,211,335
Take-Two Interactive Software, Inc.*	5,138	828,348
Walt Disney Co. (The)*	80,714	14,633,448
		31,919,020
Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	6,094	1,257,619
American Tower Corp.	20,199	5,901,542
AvalonBay Communities, Inc.	6,202	1,423,855
Boston Properties, Inc.	6,310	712,967
Crown Castle International Corp.	19,199	3,737,853
Digital Realty Trust, Inc.	12,509	2,050,350
Duke Realty Corp.	16,658	874,712
Equinix, Inc.	3,980	3,356,931
Equity Residential	15,285	1,285,010
Essex Property Trust, Inc.	2,888	955,177
Extra Space Storage, Inc.	5,941	1,110,432
Federal Realty Investment Trust	3,143	382,723
Healthpeak Properties, Inc.	23,942	861,912
Host Hotels & Resorts, Inc.*	31,367	519,438
Iron Mountain, Inc.	12,827	612,489
Kimco Realty Corp.	26,694	581,662
Mid-America Apartment Communities, Inc.	5,086	978,394
Prologis, Inc.	32,863	4,425,332

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Public Storage	6,763	2,188,574
Realty Income Corp.	16,595	1,198,491
Regency Centers Corp.	7,018	481,575
SBA Communications Corp.	4,857	1,743,517
Simon Property Group, Inc.	14,595	1,962,298
UDR, Inc.	13,186	712,308
Ventas, Inc.	16,665	932,240
Vornado Realty Trust	6,974	292,071
Welltower, Inc.	18,547	1,623,419
Weyerhaeuser Co.	33,283	1,198,188
		43,361,079
Food & Staples Retailing - 0.8%
Costco Wholesale Corp.	19,638	8,944,913
Kroger Co. (The)	33,633	1,548,127
Sysco Corp.	22,726	1,810,126
Walgreens Boots Alliance, Inc.	31,871	1,617,453
Walmart, Inc.	60,996	9,033,507
		22,954,126
Food Products - 0.5%
Archer-Daniels-Midland Co.	24,819	1,489,140
Campbell Soup Co.	9,018	376,321
Conagra Brands, Inc.	21,321	706,151
General Mills, Inc.	27,097	1,566,478
Hershey Co. (The)	6,503	1,155,583
Hormel Foods Corp.	12,522	570,252
J M Smucker Co. (The)	4,868	602,026
Kellogg Co.	11,193	706,726
Kraft Heinz Co. (The)	28,798	1,036,440
Lamb Weston Holdings, Inc.	6,498	423,345
McCormick & Co., Inc. (Non-Voting)	11,061	954,454
Mondelez International, Inc., Class A	62,402	3,873,292
Tyson Foods, Inc., Class A	13,095	1,028,219
		14,488,427
Gas Utilities - 0.0%(c)
Atmos Energy Corp.	5,805	566,046

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	78,933	9,974,763
ABIOMED, Inc.*	2,012	732,288
Align Technology, Inc.*	3,199	2,268,091
Baxter International, Inc.	22,339	1,702,679
Becton Dickinson and Co.	12,919	3,251,712
Boston Scientific Corp.*	63,122	2,849,958
Cooper Cos., Inc. (The)	2,188	986,154
Danaher Corp.	28,201	9,141,636
DENTSPLY SIRONA, Inc.	9,699	598,428
Dexcom, Inc.*	4,296	2,274,388
Edwards Lifesciences Corp.*	27,616	3,236,043
Hologic, Inc.*	11,383	900,964
IDEXX Laboratories, Inc.*	3,788	2,552,203
Intuitive Surgical, Inc.*	5,261	5,542,779
Medtronic plc	59,768	7,977,833
ResMed, Inc.	6,464	1,877,986
STERIS plc	4,337	932,498
Stryker Corp.	14,561	4,034,853
Teleflex, Inc.	2,076	820,975
West Pharmaceutical Services, Inc.	3,279	1,480,862
Zimmer Biomet Holdings, Inc.	9,261	1,393,318
		64,530,411
Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	6,570	802,920
Anthem, Inc.	10,877	4,080,289
Cardinal Health, Inc.	12,889	676,544
Centene Corp.*	25,887	1,630,363
Cigna Corp.	15,243	3,226,181
CVS Health Corp.	58,486	5,052,606
DaVita, Inc.*	3,114	407,218
HCA Healthcare, Inc.	11,675	2,953,541
Henry Schein, Inc.*	6,250	472,437
Humana, Inc.	5,731	2,323,462
Laboratory Corp. of America Holdings*	4,337	1,315,759
McKesson Corp.	7,027	1,434,492
Quest Diagnostics, Inc.	5,804	887,025
UnitedHealth Group, Inc.	41,922	17,450,871
Universal Health Services, Inc., Class B	3,464	539,553
		43,253,261
Health Care Technology - 0.0%(c)
Cerner Corp.	13,385	1,021,945

Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc.*	1,824	4,194,598
Caesars Entertainment, Inc.*	9,271	942,212
Carnival Corp.*(b)	35,463	856,077
Chipotle Mexican Grill, Inc.*	1,250	2,379,162
Darden Restaurants, Inc.	5,813	875,728
Domino's Pizza, Inc.	1,725	891,635
Expedia Group, Inc.*	6,284	908,038
Hilton Worldwide Holdings, Inc.*	12,373	1,544,893
Las Vegas Sands Corp.*	14,594	651,038
Marriott International, Inc., Class A*	11,862	1,603,031
McDonald's Corp.	33,147	7,871,087
MGM Resorts International	18,086	770,825
Norwegian Cruise Line Holdings Ltd.*(b)	16,434	424,655
Penn National Gaming, Inc.*	6,599	535,179
Royal Caribbean Cruises Ltd.*	9,726	804,632
Starbucks Corp.	52,344	6,149,897
Wynn Resorts Ltd.*	4,676	475,502
Yum! Brands, Inc.	13,234	1,734,051
		33,612,240
Household Durables - 0.2%
DR Horton, Inc.	14,573	1,393,470
Garmin Ltd.	6,658	1,161,355
Leggett & Platt, Inc.	5,918	286,372
Lennar Corp., Class A	12,250	1,314,548
Mohawk Industries, Inc.*	2,601	514,374
Newell Brands, Inc.	16,815	427,269
NVR, Inc.*	151	782,171
PulteGroup, Inc.	11,749	632,801
Whirlpool Corp.	2,782	616,296
		7,128,656
Household Products - 0.8%
Church & Dwight Co., Inc.	10,895	911,476
Clorox Co. (The)	5,525	928,476
Colgate-Palmolive Co.	37,581	2,929,439
Kimberly-Clark Corp.	14,990	2,065,772
Procter & Gamble Co. (The)	108,759	15,486,194
		22,321,357
Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	29,598	706,504

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Industrial Conglomerates - 0.7%
3M Co.	25,751	5,014,750
General Electric Co.	48,747	5,138,421
Honeywell International, Inc.	30,854	7,155,351
Roper Technologies, Inc.	4,675	2,259,334
		19,567,856
Insurance - 1.1%
Aflac, Inc.	28,080	1,591,574
Allstate Corp. (The)	13,298	1,798,953
American International Group, Inc.	38,122	2,079,936
Aon plc, Class A	10,024	2,875,485
Arthur J Gallagher & Co.	9,102	1,307,229
Assurant, Inc.	2,691	457,766
Chubb Ltd.	19,977	3,674,170
Cincinnati Financial Corp.	6,655	821,227
Everest Re Group Ltd.	1,781	471,787
Globe Life, Inc.	4,212	404,647
Hartford Financial Services Group, Inc. (The)	15,868	1,066,647
Lincoln National Corp.	7,949	545,699
Loews Corp.	9,938	555,236
Marsh & McLennan Cos., Inc.	22,591	3,551,305
MetLife, Inc.	33,056	2,049,472
Principal Financial Group, Inc.	11,238	750,811
Progressive Corp. (The)	25,995	2,504,358
Prudential Financial, Inc.	17,503	1,853,218
Travelers Cos., Inc. (The)	11,173	1,784,440
Unum Group	9,073	241,523
W R Berkley Corp.	6,225	468,805
Willis Towers Watson plc	5,730	1,264,726
		32,119,014
Interactive Media & Services - 4.1%
Alphabet, Inc., Class A*	13,360	38,663,172
Alphabet, Inc., Class C*	12,649	36,798,977
Facebook, Inc., Class A*	106,441	40,381,587
Twitter, Inc.*	35,455	2,286,847
		118,130,583
Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc.*	19,044	66,097,725
eBay, Inc.	28,751	2,206,351
Etsy, Inc.*	5,646	1,221,004
		69,525,080
IT Services - 2.9%
Accenture plc, Class A	28,237	9,503,445
Akamai Technologies, Inc.*	7,241	820,043
Automatic Data Processing, Inc.	18,903	3,951,483
Broadridge Financial Solutions, Inc.	5,159	888,483
Cognizant Technology Solutions Corp., Class A	23,430	1,787,943
DXC Technology Co.*	11,319	415,634
Fidelity National Information Services, Inc.	27,548	3,519,808
Fiserv, Inc.*	26,458	3,116,488
FleetCor Technologies, Inc.*	3,703	974,926
Gartner, Inc.*	3,824	1,180,622
Global Payments, Inc.	13,114	2,132,861
International Business Machines Corp.	39,693	5,570,516
Jack Henry & Associates, Inc.	3,300	582,054
Mastercard, Inc., Class A	38,861	13,454,844
Paychex, Inc.	14,247	1,630,854
PayPal Holdings, Inc.*	52,186	15,064,011
VeriSign, Inc.*	4,403	952,193
Visa, Inc., Class A	75,156	17,218,239
Western Union Co. (The)	18,180	393,415
		83,157,862
Leisure Products - 0.0%(c)
Hasbro, Inc.	5,683	558,696

Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	13,480	2,365,336
Bio-Rad Laboratories, Inc., Class A*	957	770,213
Bio-Techne Corp.	1,727	862,015
Charles River Laboratories International, Inc.*	2,232	990,695
Illumina, Inc.*	6,486	2,965,140
IQVIA Holdings, Inc.*	8,514	2,211,341
Mettler-Toledo International, Inc.*	1,034	1,605,626
PerkinElmer, Inc.	4,980	920,304
Thermo Fisher Scientific, Inc.	17,460	9,689,427
Waters Corp.*	2,740	1,134,415
		23,514,512
Machinery - 1.0%
Caterpillar, Inc.	24,334	5,131,311
Cummins, Inc.	6,495	1,532,690
Deere & Co.	13,858	5,238,740
Dover Corp.	6,393	1,114,684
Fortive Corp.	15,038	1,110,857
IDEX Corp.	3,373	755,552
Illinois Tool Works, Inc.	12,770	2,973,622
Ingersoll Rand, Inc.*	17,253	914,754
Otis Worldwide Corp.	17,920	1,652,582
PACCAR, Inc.	15,422	1,262,599
Parker-Hannifin Corp.	5,733	1,700,809
Pentair plc(b)	7,384	569,749
Snap-on, Inc.	2,403	540,555
Stanley Black & Decker, Inc.	7,174	1,386,519
Westinghouse Air Brake Technologies Corp.	7,893	708,713
Xylem, Inc.	7,998	1,090,207
		27,683,943
Media - 0.8%
Charter Communications, Inc., Class A*(b)	6,118	4,996,326
Comcast Corp., Class A	203,675	12,358,999
Discovery, Inc., Class A*(b)	7,492	216,069
Discovery, Inc., Class C*	13,347	368,244
DISH Network Corp., Class A*	11,037	481,103
Fox Corp., Class A	14,524	543,778
Fox Corp., Class B	6,751	233,787
Interpublic Group of Cos., Inc. (The)	17,475	650,594
News Corp., Class A	17,378	390,484
News Corp., Class B	5,409	119,160
Omnicom Group, Inc.	9,554	699,544
ViacomCBS, Inc.	26,902	1,115,088
		22,173,176
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	65,104	2,369,134
Newmont Corp.	35,591	2,063,922
Nucor Corp.	13,294	1,562,843
		5,995,899
Multiline Retail - 0.3%
Dollar General Corp.	10,493	2,338,995

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Dollar Tree, Inc.*	10,304	932,924
Target Corp.	21,977	5,427,879
		8,699,798
Multi-Utilities - 0.4%
Ameren Corp.	11,352	995,797
CenterPoint Energy, Inc.	25,788	647,021
CMS Energy Corp.	12,858	824,584
Consolidated Edison, Inc.	15,229	1,149,028
Dominion Energy, Inc.	35,829	2,788,929
DTE Energy Co.	8,606	1,035,646
NiSource, Inc.	17,424	429,502
Public Service Enterprise Group, Inc.	22,437	1,434,622
Sempra Energy	13,996	1,852,511
WEC Energy Group, Inc.	14,013	1,323,948
		12,481,588
Oil, Gas & Consumable Fuels - 1.3%
APA Corp.	16,791	327,089
Cabot Oil & Gas Corp.	17,755	282,127
Chevron Corp.	85,860	8,308,672
ConocoPhillips	59,946	3,328,801
Devon Energy Corp.	26,462	781,952
Diamondback Energy, Inc.	8,041	620,283
DT Midstream, Inc.*	1	46
EOG Resources, Inc.	25,926	1,750,524
Exxon Mobil Corp.	188,068	10,253,467
Hess Corp.	12,194	838,338
Kinder Morgan, Inc.	86,516	1,407,615
Marathon Oil Corp.	35,012	411,391
Marathon Petroleum Corp.	28,300	1,677,341
Occidental Petroleum Corp.	37,319	958,725
ONEOK, Inc.	19,793	1,039,528
Phillips 66	19,451	1,382,772
Pioneer Natural Resources Co.	10,295	1,540,853
Valero Energy Corp.	18,159	1,204,123
Williams Cos., Inc. (The)	53,964	1,332,371
		37,446,018
Personal Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	10,301	3,507,388

Pharmaceuticals - 2.2%
Bristol-Myers Squibb Co.	99,238	6,635,053
Catalent, Inc.*	7,567	987,039
Eli Lilly & Co.	35,361	9,133,393
Johnson & Johnson	116,984	20,253,440
Merck & Co., Inc.	112,482	8,581,252
Organon & Co.	11,241	380,957
Perrigo Co. plc	5,933	242,956
Pfizer, Inc.	248,668	11,456,135
Viatris, Inc.	53,693	785,529
Zoetis, Inc.	21,091	4,314,375
		62,770,129
Professional Services - 0.3%
Equifax, Inc.	5,406	1,471,838
IHS Markit Ltd.	16,642	2,007,025
Jacobs Engineering Group, Inc.	5,785	780,744
Leidos Holdings, Inc.	5,905	579,339
Nielsen Holdings plc	15,926	341,772
Robert Half International, Inc.	5,010	518,034
Verisk Analytics, Inc.	7,200	1,452,672
		7,151,424
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	14,912	1,436,026
Road & Rail - 0.5%
CSX Corp.	100,939	3,283,546
JB Hunt Transport Services, Inc.	3,709	657,976
Kansas City Southern	4,039	1,133,626
Norfolk Southern Corp.	11,116	2,818,351
Old Dominion Freight Line, Inc.	4,225	1,219,842
Union Pacific Corp.	29,510	6,398,948
		15,512,289
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro Devices, Inc.*	53,975	5,976,112
Analog Devices, Inc.	23,895	3,893,705
Applied Materials, Inc.	40,766	5,508,710
Broadcom, Inc.	18,138	9,018,395
Enphase Energy, Inc.*	6,028	1,047,244
Intel Corp.	179,381	9,697,337
KLA Corp.	6,810	2,315,128
Lam Research Corp.	6,336	3,832,139
Microchip Technology, Inc.	12,151	1,912,081
Micron Technology, Inc.*	49,817	3,671,513
Monolithic Power Systems, Inc.	1,911	945,811
NVIDIA Corp.	110,703	24,780,867
NXP Semiconductors NV	12,250	2,635,342
Qorvo, Inc.*	5,002	940,526
QUALCOMM, Inc.	50,110	7,350,636
Skyworks Solutions, Inc.	7,334	1,345,496
Teradyne, Inc.	7,387	897,077
Texas Instruments, Inc.	41,026	7,832,274
Xilinx, Inc.*	10,921	1,699,198
		95,299,591
Software - 5.6%
Adobe, Inc.*	21,234	14,093,006
ANSYS, Inc.*	3,872	1,414,674
Autodesk, Inc.*	9,773	3,030,510
Cadence Design Systems, Inc.*	12,361	2,020,776
Citrix Systems, Inc.	5,516	567,431
Fortinet, Inc.*	6,022	1,897,773
Intuit, Inc.	12,139	6,872,009
Microsoft Corp.	334,578	101,002,406
NortonLifeLock, Inc.	25,763	684,265
Oracle Corp.	80,701	7,192,880
Paycom Software, Inc.*	2,183	1,067,269
PTC, Inc.*	4,672	615,116
salesforce.com, Inc.*	42,900	11,380,083
ServiceNow, Inc.*	8,771	5,645,366
Synopsys, Inc.*	6,777	2,251,590
Tyler Technologies, Inc.*	1,810	879,117
		160,614,271
Specialty Retail - 1.3%
Advance Auto Parts, Inc.	2,907	589,685
AutoZone, Inc.*	960	1,487,184
Bath & Body Works, Inc.	11,761	793,632
Best Buy Co., Inc.	9,903	1,153,799
CarMax, Inc.*	7,248	907,522
Gap, Inc. (The)	9,225	246,584
Home Depot, Inc. (The)	47,234	15,406,786
Lowe's Cos., Inc.	31,403	6,402,758
O'Reilly Automotive, Inc.*	3,099	1,841,054
Ross Stores, Inc.	15,842	1,875,693
TJX Cos., Inc. (The)	53,574	3,895,901
Tractor Supply Co.	5,120	994,560

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Investments	Shares	Value ($)
Ulta Beauty, Inc.*	2,433	942,325
Victoria's Secret & Co.*	2	133
		36,537,616
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	696,842	105,801,521
Hewlett Packard Enterprise Co.	58,013	896,881
HP, Inc.	53,364	1,587,045
NetApp, Inc.	9,889	879,429
Seagate Technology Holdings plc	8,846	774,821
Western Digital Corp.*	13,614	860,405
		110,800,102
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc.	15,509	289,708
NIKE, Inc., Class B	56,638	9,330,544
PVH Corp.*	3,166	331,765
Ralph Lauren Corp.	2,144	248,983
Tapestry, Inc.*	12,388	499,484
Under Armour, Inc., Class A*	8,380	193,913
Under Armour, Inc., Class C*	8,728	175,084
VF Corp.	14,285	1,092,374
		12,161,855
Tobacco - 0.4%
Altria Group, Inc.	82,212	4,129,509
Philip Morris International, Inc.	69,235	7,131,205
		11,260,714
Trading Companies & Distributors - 0.1%
Fastenal Co.	25,515	1,425,013
United Rentals, Inc.*	3,216	1,134,122
WW Grainger, Inc.	1,945	843,547
		3,402,682
Water Utilities - 0.1%
American Water Works Co., Inc.	8,062	1,469,300

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	26,034	3,567,179

TOTAL COMMON STOCKS (Cost $1,612,427,080)		1,685,703,298

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(c)

INVESTMENT COMPANIES - 0.0%(c)
BlackRock Liquidity FedFund, Institutional Class
0.03% (Cost $85,220)	85,220	85,220

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.9%

REPURCHASE AGREEMENTS(e) - 3.9%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $111,639,279
(Cost $111,639,131)	111,639,131	111,639,131

Total Investments - 62.3% (Cost $1,724,151,431)	1,797,427,649
Other assets less liabilities - 37.7%	1,088,335,292
Net Assets - 100.0%	2,885,762,941

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $774,385,439.
(b)	The security or a portion of this security is on loan at August 31, 2021. The total value of securities on loan at August 31, 2021 was $2,142,561, collateralized in the form of cash with a value of $85,220 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $2,113,644 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.88%, and maturity dates ranging from September 15, 2021 – November 15, 2050. The total value of collateral is $2,198,864.
(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2021. The total value of securities purchased was $85,220.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2021 (Unaudited)

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	679	9/17/2021	USD	$153,470,975	$9,103,264

Swap Agreements

UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,585,936,537	11/8/2021	Bank of America NA	0.61%	S&P 500®	300,179,349
704,194,844	11/8/2021	BNP Paribas SA	0.66%	S&P 500®	(55,516,225)
770,836,534	12/6/2021	Citibank NA	0.55%	S&P 500®	206,136,164
197,256,688	11/7/2022	Credit Suisse International	0.66%	S&P 500®	13,213,316
789,293,591	11/8/2021	Goldman Sachs International	0.63%	S&P 500®	99,453,221
512,342,758	11/8/2021	J.P. Morgan Securities	0.46%	S&P 500®	55,796,600
607,088,382	11/8/2021	Morgan Stanley & Co. International plc	0.17%	S&P 500®	63,096,673
983,827,626	11/7/2022	Societe Generale	0.45%	S&P 500®	150,477,715
667,316,911	11/8/2021	UBS AG	0.60%	S&P 500®	144,822,386
6,818,093,871					977,659,199
				Total Unrealized Appreciation	1,033,175,424
				Total Unrealized Depreciation	(55,516,225)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 98.5%

REPURCHASE AGREEMENTS(a) - 98.5%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $111,709,760 (Cost $111,709,613)	111,709,613	111,709,613

Total Investments - 98.5% (Cost $111,709,613)		111,709,613
Other assets less liabilities - 1.5%		1,645,111
Net Assets - 100.0%		113,354,724

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	12	12/21/2021	USD	$1,957,500	$5,815

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(73,565,965)	11/7/2022	Bank of America NA	0.19%	ICE U.S. Treasury 20+ Year Bond Index	217,582
(131,185,214)	8/8/2022	Citibank NA	0.39%	ICE U.S. Treasury 20+ Year Bond Index	(2,517,849)
(75,545,187)	2/7/2022	Goldman Sachs International	0.25%	ICE U.S. Treasury 20+ Year Bond Index	(2,394,743)
(59,541,581)	2/7/2022	Societe Generale	0.22%	ICE U.S. Treasury 20+ Year Bond Index	(4,242,074)
(339,837,947)					(8,937,084)
				Total Unrealized Appreciation	217,582
				Total Unrealized Depreciation	(9,154,666)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 159.7%

REPURCHASE AGREEMENTS(a) - 40.5%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $163,136,845 (Cost $163,136,630)	163,136,630	163,136,630

U.S. TREASURY OBLIGATIONS(b) - 119.2%
U.S. Treasury Bills
0.04%, 9/2/2021(c)	25,000,000	24,999,983
0.04%, 9/23/2021(c)	30,000,000	29,999,381
0.02%, 10/14/2021(c)	20,000,000	19,999,164
0.01%, 10/21/2021(c)	25,000,000	24,998,438
0.03%, 10/28/2021(c)	50,000,000	49,996,042
0.04%, 11/4/2021(c)	30,000,000	29,997,733
0.04%, 11/12/2021(c)	50,000,000	49,994,750
0.05%, 11/18/2021(c)	20,000,000	19,998,158
0.02%, 12/2/2021(c)	30,000,000	29,997,125
0.04%, 12/30/2021(c)	35,000,000	34,994,750
0.05%, 1/27/2022(c)	10,000,000	9,998,458
0.03%, 2/24/2022(c)	45,000,000	44,989,000
0.04%, 3/24/2022(c)	35,000,000	34,993,058
0.04%, 4/21/2022(c)	25,000,000	24,993,153
0.07%, 7/14/2022(c)	50,000,000	49,974,545
TOTAL U.S. TREASURY OBLIGATIONS (Cost $479,927,411)		479,923,738

TOTAL SHORT-TERM INVESTMENTS (Cost $643,064,041)		643,060,368

Total Investments - 159.7% (Cost $643,064,041)		643,060,368
Liabilities in excess of other assets - (59.7%)		(240,362,694)
Net Assets - 100.0%		402,697,674

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $261,890,003.
(c)	The rate shown was the current yield as of August 31, 2021.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	80	9/17/2021	USD	$14,136,000	$(184,997)

Swap Agreements

UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(166,160,070)	12/6/2021	Bank of America NA	(0.26)%	Dow Jones Industrial AverageSM	(70,674,702)
(213,897,056)	11/8/2021	BNP Paribas SA	(0.36)%	Dow Jones Industrial AverageSM	(46,617,704)
(102,369,313)	11/7/2022	Citibank NA	(0.37)%	Dow Jones Industrial AverageSM	(13,844,232)
(84,582,866)	11/8/2021	Goldman Sachs International	(0.28)%	Dow Jones Industrial AverageSM	(4,813,814)
(265,594,443)	11/8/2021	Morgan Stanley & Co. International plc	0.43%	Dow Jones Industrial AverageSM	(61,204,857)
(163,119,048)	1/6/2022	Societe Generale	(0.15)%	Dow Jones Industrial AverageSM	(27,093,872)
(198,293,391)	11/8/2021	UBS AG	(0.30)%	Dow Jones Industrial AverageSM	(28,678,079)
(1,194,016,187)					(252,927,260)
				Total Unrealized Depreciation	(252,927,260)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short MidCap400

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 98.9%

REPURCHASE AGREEMENTS(a) - 98.9%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $4,887,619 (Cost $4,887,614)	4,887,614	4,887,614

Total Investments - 98.9% (Cost $4,887,614)		4,887,614
Other assets less liabilities - 1.1%		54,666
Net Assets - 100.0%		4,942,280

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Short MidCap400

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	2	9/17/2021	USD	$550,400	$(9,325)

Swap Agreements

UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(2,706,142)	11/7/2022	Bank of America NA	(0.16)%	S&P MidCap 400®	(233,684)
(2,808,223)	11/8/2021	BNP Paribas SA	(0.21)%	S&P MidCap 400®	(1,092,757)
(3,650,690)	12/6/2021	Citibank NA	(0.26)%	S&P MidCap 400®	(1,384,548)
(1,368,320)	11/22/2021	Morgan Stanley & Co. International plc	0.51%	S&P MidCap 400®	(1,631,691)
(3,744,298)	11/7/2022	Societe Generale	0.22%	S&P MidCap 400®	(457,322)
(14,277,673)					(4,800,002)
				Total Unrealized Depreciation	(4,800,002)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short QQQ

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 161.4%

REPURCHASE AGREEMENTS(a) - 22.4%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $347,239,601 (Cost $347,239,145)	347,239,145	347,239,145

U.S. TREASURY OBLIGATIONS(b) - 139.0%
U.S. Treasury Bills
0.04%, 9/2/2021(c)	50,000,000	49,999,965
0.11%, 9/9/2021(c)	195,000,000	194,998,621
0.04%, 9/16/2021(c)	50,000,000	49,999,479
0.04%, 9/23/2021(c)	65,000,000	64,998,659
0.04%, 9/30/2021(c)	40,000,000	39,998,953
0.04%, 10/7/2021(c)	160,000,000	159,994,000
0.02%, 10/14/2021(c)	50,000,000	49,997,909
0.01%, 10/21/2021(c)	50,000,000	49,996,875
0.03%, 10/28/2021(c)	125,000,000	124,990,104
0.03%, 11/4/2021(c)	125,000,000	124,990,555
0.04%, 11/12/2021(c)	100,000,000	99,989,500
0.05%, 11/18/2021(c)	40,000,000	39,996,317
0.02%, 12/2/2021(c)	75,000,000	74,992,813
0.04%, 12/16/2021(c)	100,000,000	99,988,222
0.05%, 12/23/2021(c)	75,000,000	74,989,995
0.04%, 12/30/2021(c)	155,000,000	154,976,750
0.05%, 1/27/2022(c)	50,000,000	49,992,291
0.03%, 2/24/2022(c)	120,000,000	119,970,667
0.04%, 3/24/2022(c)	100,000,000	99,980,167
0.04%, 4/21/2022(c)	275,000,000	274,924,680
0.07%, 5/19/2022(c)	50,000,000	49,981,945
0.08%, 6/16/2022(c)	50,000,000	49,976,800
0.07%, 7/14/2022(c)	50,000,000	49,974,545
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,149,696,165)		2,149,699,812

TOTAL SHORT-TERM INVESTMENTS (Cost $2,496,935,310)		2,496,938,957

Total Investments - 161.4% (Cost $2,496,935,310)		2,496,938,957
Liabilities in excess of other assets - (61.4%)		(950,002,312)
Net Assets - 100.0%		1,546,936,645

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,291,341,772.
(c)	The rate shown was the current yield as of August 31, 2021.

UltraPro Short QQQ

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Sold

UltraPro Short QQQ had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	340	9/17/2021	USD	$105,961,000	$(4,738,521)

Swap Agreements

UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(764,711,678)	12/6/2021	Bank of America NA	(0.36)%	NASDAQ-100 Index®	(134,325,971)
(761,003,041)	11/8/2021	BNP Paribas SA	(0.41)%	NASDAQ-100 Index®	(155,289,915)
(456,489,630)	11/7/2022	Citibank NA	(0.37)%	NASDAQ-100 Index®	(152,103,645)
(865,327,945)	1/6/2023	Goldman Sachs International	(0.38)%	NASDAQ-100 Index®	(76,240,485)
(575,446,512)	11/8/2021	J.P. Morgan Securities	(0.21)%	NASDAQ-100 Index®	(92,790,439)
(242,261,283)	11/7/2022	Morgan Stanley & Co. International plc	0.04%	NASDAQ-100 Index®	(17,452,453)
(342,067,260)	1/6/2022	Societe Generale	(0.55)%	NASDAQ-100 Index®	(174,464,791)
(527,369,856)	11/8/2021	UBS AG	(0.25)%	NASDAQ-100 Index®	(195,114,237)
(4,534,677,205)					(997,781,936)
				Total Unrealized Depreciation	(997,781,936)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 114.4%

REPURCHASE AGREEMENTS(a) - 42.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $55,413,121 (Cost $55,413,047)	55,413,047	55,413,047

U.S. TREASURY OBLIGATIONS(b) - 72.2%
U.S. Treasury Bills
0.02%, 10/14/2021(c)	20,000,000	19,999,164
0.05%, 10/28/2021(c)	15,000,000	14,998,813
0.05%, 1/27/2022(c)	10,000,000	9,998,458
0.07%, 5/19/2022(c)	25,000,000	24,990,972
0.08%, 6/16/2022(c)	25,000,000	24,988,400
TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,968,806)		94,975,807

TOTAL SHORT-TERM INVESTMENTS (Cost $150,381,853)		150,388,854

Total Investments - 114.4% (Cost $150,381,853)		150,388,854
Liabilities in excess of other assets - (14.4%)		(18,933,395)
Net Assets - 100.0%		131,455,459

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $34,755,328.
(c)	The rate shown was the current yield as of August 31, 2021.

UltraPro Short Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	12	9/17/2021	USD	$1,362,720	$18,373

Swap Agreements

UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(38,272,097)	11/8/2021	Bank of America NA	0.14%	Russell 2000® Index	(3,370,825)
(20,691,307)	11/8/2021	BNP Paribas SA	0.09%	Russell 2000® Index	(10,711,981)
(66,651,020)	12/6/2021	Citibank NA	0.13%	Russell 2000® Index	(1,893,727)
(50,000,202)	11/8/2021	Goldman Sachs International	0.17%	Russell 2000® Index	(1,523,741)
(103,515,653)	11/7/2022	Morgan Stanley & Co. International plc	0.70%	Russell 2000® Index	(19,327,483)
(32,069,252)	1/6/2022	Societe Generale	0.30%	Russell 2000® Index	(7,992,935)
(81,819,463)	11/8/2021	UBS AG	0.40%	Russell 2000® Index	(21,846,993)
(393,018,994)					(66,667,685)
				Total Unrealized Depreciation	(66,667,685)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraPro Short S&P500® Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 158.3%

REPURCHASE AGREEMENTS(a) - 31.6%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $190,565,365
(Cost $190,565,114)	190,565,114	190,565,114
U.S. TREASURY OBLIGATIONS(b) - 126.7%
U.S. Treasury Bills
0.04%, 9/2/2021(c)	25,000,000	24,999,983
0.12%, 9/9/2021(c)	50,000,000	49,999,646
0.04%, 9/16/2021(c)	30,000,000	29,999,687
0.03%, 9/23/2021(c)	45,000,000	44,999,072
0.04%, 9/30/2021(c)	35,000,000	34,999,084
0.05%, 10/7/2021(c)	20,000,000	19,999,250
0.02%, 10/14/2021(c)	25,000,000	24,998,955
0.01%, 10/21/2021(c)	25,000,000	24,998,437
0.03%, 10/28/2021(c)	80,000,000	79,993,666
0.04%, 11/4/2021(c)	30,000,000	29,997,733
0.05%, 11/12/2021(c)	50,000,000	49,994,750
0.05%, 11/18/2021(c)	20,000,000	19,998,158
0.02%, 12/2/2021(c)	30,000,000	29,997,125
0.03%, 12/30/2021(c)	65,000,000	64,990,250
0.05%, 1/27/2022(c)	30,000,000	29,995,375
0.03%, 2/24/2022(c)	55,000,000	54,986,556
0.06%, 3/24/2022(c)	25,000,000	24,995,042
0.03%, 4/21/2022(c)	25,000,000	24,993,153
0.07%, 5/19/2022(c)	25,000,000	24,990,972
0.08%, 6/16/2022(c)	25,000,000	24,988,400
0.07%, 7/14/2022(c)	50,000,000	49,974,545
TOTAL U.S. TREASURY OBLIGATIONS (Cost $764,886,609)		764,889,839

TOTAL SHORT-TERM INVESTMENTS (Cost $955,451,723)		955,454,953

Total Investments - 158.3% (Cost $955,451,723)		955,454,953
Liabilities in excess of other assets - (58.3%)		(351,855,582)
Net Assets - 100.0%		603,599,371

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $443,746,266.
(c)	The rate shown was the current yield as of August 31, 2021.

UltraPro Short S&P500® Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Futures Contracts Sold
UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	164	9/17/2021	USD	$37,068,100	$(1,054,390)

Swap Agreements
UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(228,273,228)	11/8/2021	Bank of America NA	(0.31)%	S&P 500®	(47,267,465)
(386,811,252)	11/7/2022	BNP Paribas SA	(0.36)%	S&P 500®	(37,183,898)
(242,569,419)	11/7/2022	Citibank NA	(0.37)%	S&P 500®	(40,546,215)
(163,906,446)	1/6/2023	Goldman Sachs International	(0.43)%	S&P 500®	(8,629,869)
(162,092,851)	11/8/2021	J.P. Morgan Securities	(0.21)%	S&P 500®	(16,967,973)
(82,290,163)	11/8/2021	Morgan Stanley & Co. International plc	0.33%	S&P 500®	(15,622,585)
(314,299,124)	1/6/2022	Societe Generale	(0.15)%	S&P 500®	(87,116,121)
(193,500,548)	11/8/2021	UBS AG	(0.25)%	S&P 500®	(83,695,691)
(1,773,743,031)					(337,029,817)
				Total Unrealized Depreciation	(337,029,817)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort 7-10 Year Treasury Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 99.1%

REPURCHASE AGREEMENTS(a) - 99.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $57,100,729
(Cost $57,100,655)	57,100,655	57,100,655

Total Investments - 99.1% (Cost $57,100,655)		57,100,655
Other assets less liabilities - 0.9%		524,543
Net Assets - 100.0%		57,625,198

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort 7-10 Year Treasury Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	9	12/21/2021	USD	$1,200,797	$1,393

Swap Agreements
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(89,953,048)	8/8/2022	Citibank NA	0.41%	ICE U.S. Treasury 7-10 Year Bond Index	(502,136)
(24,263,184)	2/7/2022	Societe Generale	0.22%	ICE U.S. Treasury 7-10 Year Bond Index	(716,675)
(114,216,232)					(1,218,811)
				Total Unrealized Depreciation	(1,218,811)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort 20+ Year Treasury Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 112.7%

REPURCHASE AGREEMENTS(a) - 16.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $242,144,155
(Cost $242,143,836)	242,143,836	242,143,836

U.S. TREASURY OBLIGATIONS(b) - 96.6%
U.S. Treasury Bills
0.04%, 9/2/2021(c)	50,000,000	49,999,965
0.04%, 9/16/2021(c)	50,000,000	49,999,479
0.03%, 9/23/2021(c)	70,000,000	69,998,556
0.04%, 9/30/2021(c)	100,000,000	99,997,382
0.04%, 10/7/2021(c)	50,000,000	49,998,125
0.02%, 10/14/2021(c)	50,000,000	49,997,909
0.01%, 10/21/2021(c)	25,000,000	24,998,438
0.01%, 10/28/2021(c)	75,000,000	74,994,062
0.03%, 11/4/2021(c)	90,000,000	89,993,200
0.04%, 11/12/2021(c)	100,000,000	99,989,500
0.05%, 11/18/2021(c)	20,000,000	19,998,158
0.02%, 12/2/2021(c)	40,000,000	39,996,167
0.04%, 12/16/2021(c)	50,000,000	49,994,111
0.05%, 12/23/2021(c)	25,000,000	24,996,665
0.03%, 12/30/2021(c)	85,000,000	84,987,250
0.05%, 1/27/2022(c)	50,000,000	49,992,291
0.03%, 2/24/2022(c)	120,000,000	119,970,667
0.04%, 3/24/2022(c)	125,000,000	124,975,209
0.04%, 4/21/2022(c)	125,000,000	124,965,764
0.07%, 5/19/2022(c)	50,000,000	49,981,945
0.08%, 6/16/2022(c)	50,000,000	49,976,800
0.07%, 7/14/2022(c)	50,000,000	49,974,545
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,449,776,823)		1,449,776,188

TOTAL SHORT-TERM INVESTMENTS (Cost $1,691,920,659)		1,691,920,024

Total Investments - 112.7% (Cost $1,691,920,659)		1,691,920,024
Liabilities in excess of other assets - (12.7%)		(191,072,069)
Net Assets - 100.0%		1,500,847,955

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $154,132,828.
(c)	The rate shown was the current yield as of August 31, 2021.

UltraShort 20+ Year Treasury Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Futures Contracts Sold
UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	100	12/21/2021	USD	$16,312,500	$48,459

Swap Agreements
UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(852,164,907)	11/7/2022	Bank of America NA	0.19%	ICE U.S. Treasury 20+ Year Bond Index	2,518,714
(782,445,151)	8/8/2022	Citibank NA	0.39%	ICE U.S. Treasury 20+ Year Bond Index	(12,330,488)
(908,736,952)	2/7/2022	Goldman Sachs International	0.25%	ICE U.S. Treasury 20+ Year Bond Index	(82,304,446)
(449,913,330)	2/7/2022	Societe Generale	0.22%	ICE U.S. Treasury 20+ Year Bond Index	(39,257,060)
(2,993,260,340)					(131,373,280)
				Total Unrealized Appreciation	2,518,714
				Total Unrealized Depreciation	(133,891,994)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Basic Materials Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 89.3%

REPURCHASE AGREEMENTS(a) - 89.3%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,205,636
(Cost $2,205,632)	2,205,632	2,205,632

Total Investments - 89.3% (Cost $2,205,632)		2,205,632
Other assets less liabilities - 10.7%		265,336
Net Assets - 100.0%		2,470,968

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
UltraShort Basic Materials had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,106,953)	11/8/2021	Bank of America NA	0.34%	Dow Jones U.S. Basic MaterialsSM Index	(606,915)
(617,120)	11/7/2022	Morgan Stanley & Co. International plc	0.33%	Dow Jones U.S. Basic MaterialsSM Index	(85,969)
(1,022,457)	11/7/2022	Societe Generale	0.05%	Dow Jones U.S. Basic MaterialsSM Index	(148,029)
(2,194,503)	11/8/2021	UBS AG	0.15%	Dow Jones U.S. Basic MaterialsSM Index	(133,498)
(4,941,033)					(974,411)
				Total Unrealized Depreciation	(974,411)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Goods Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 123.6%

REPURCHASE AGREEMENTS(a) - 123.6%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $1,182,525
(Cost $1,182,522)	1,182,522	1,182,522

Total Investments - 123.6% (Cost $1,182,522)		1,182,522
Liabilities in excess of other assets - (23.6%)		(225,781)
Net Assets - 100.0%		956,741

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Goods had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(500,914)	1/6/2022	Bank of America NA	0.09%	Dow Jones U.S. Consumer GoodsSM Index	(43,228)
(218,587)	1/6/2022	Bank of America NA	0.44%	iShares® U.S. Consumer Goods ETF	(13,608)
(490,595)	11/7/2022	Morgan Stanley & Co. International plc	(0.16)%	Dow Jones U.S. Consumer GoodsSM Index	(35,436)
(47,262)	11/7/2022	Morgan Stanley & Co. International plc	0.34%	iShares® U.S. Consumer Goods ETF	(3,470)
(114,441)	11/22/2021	Societe Generale	0.05%	Dow Jones U.S. Consumer GoodsSM Index	(98,099)
(545,939)	12/6/2021	UBS AG	0.15%	Dow Jones U.S. Consumer GoodsSM Index	(90,282)
(1,917,738)					(284,123)
				Total Unrealized Depreciation	(284,123)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Services Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 114.4%

REPURCHASE AGREEMENTS(a) - 114.4%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $967,591
(Cost $967,589)	967,589	967,589

Total Investments - 114.4% (Cost $967,589)		967,589
Liabilities in excess of other assets - (14.4%)		(121,755)
Net Assets - 100.0%		845,834

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Services had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(248,116)	1/6/2022	Bank of America NA	0.04%	Dow Jones U.S. Consumer ServicesSM Index	(40,493)
(555,385)	1/6/2022	BNP Paribas SA	(0.11)%	Dow Jones U.S. Consumer ServicesSM Index	(83,576)
(379,568)	11/8/2021	Goldman Sachs International	0.02%	Dow Jones U.S. Consumer ServicesSM Index	(78,752)
(392,713)	11/7/2022	Morgan Stanley & Co. International plc	(0.31)%	Dow Jones U.S. Consumer ServicesSM Index	(57,214)
(49,294)	11/22/2021	Societe Generale	0.05%	Dow Jones U.S. Consumer ServicesSM Index	(69,936)
(67,369)	11/8/2021	UBS AG	0.15%	Dow Jones U.S. Consumer ServicesSM Index	87,313
(1,692,445)					(242,658)
				Total Unrealized Appreciation	87,313
				Total Unrealized Depreciation	(329,971)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow30SM Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 88.4%

REPURCHASE AGREEMENTS(a) - 88.4%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $87,358,374
(Cost $87,358,259)	87,358,259	87,358,259

Total Investments - 88.4% (Cost $87,358,259)		87,358,259
Other assets less liabilities - 11.6%		11,448,961
Net Assets - 100.0%		98,807,220

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Dow30SM Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
DJIA CBOT E-Mini Index	27	9/17/2021	USD	$4,770,900	$(99,296)

Swap Agreements

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(43,422,976)	11/7/2022	Bank of America NA	(0.26)%	Dow Jones Industrial AverageSM	(8,004,967)
(18,458,301)	11/8/2021	BNP Paribas SA	(0.36)%	Dow Jones Industrial AverageSM	(3,339,410)
(38,048,146)	11/7/2022	Citibank NA	(0.37)%	Dow Jones Industrial AverageSM	(5,941,744)
(32,969,036)	11/8/2021	Goldman Sachs International	(0.28)%	Dow Jones Industrial AverageSM	(7,124,944)
(23,974,575)	1/6/2022	Societe Generale	(0.15)%	Dow Jones Industrial AverageSM	(5,917,253)
(35,975,724)	11/8/2021	UBS AG	(0.30)%	Dow Jones Industrial AverageSM	(6,232,109)
(192,848,758)					(36,560,427)
				Total Unrealized Depreciation	(36,560,427)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Financials Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 80.0%

REPURCHASE AGREEMENTS(a) - 80.0%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $10,259,849
(Cost $10,259,836)	10,259,836	10,259,836

Total Investments - 80.0% (Cost $10,259,836)		10,259,836
Other assets less liabilities - 20.0%		2,558,090
Net Assets - 100.0%		12,817,926

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Financials had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(5,091,118)	1/6/2022	Bank of America NA	0.04%	Dow Jones U.S. FinancialsSM Index[c]	(1,127,209)
(941,320)	1/6/2022	BNP Paribas SA	(0.26)%	Dow Jones U.S. FinancialsSM Index[c]	(901,712)
(5,239,266)	11/7/2022	Citibank NA	(0.21)%	Dow Jones U.S. FinancialsSM Index[c]	(663,755)
(4,730,736)	1/6/2022	Goldman Sachs International	(0.33)%	Dow Jones U.S. FinancialsSM Index[c]	(2,982,347)
(2,852,258)	11/7/2022	Morgan Stanley & Co. International plc	0.37%	Dow Jones U.S. FinancialsSM Index[c]	(1,704,954)
(3,325,831)	1/6/2022	Societe Generale	(0.15)%	Dow Jones U.S. FinancialsSM Index[c]	(817,413)
(3,525,580)	11/8/2021	UBS AG	(0.20)%	Dow Jones U.S. FinancialsSM Index[c]	(1,849,953)
(25,706,109)					(10,047,343)
				Total Unrealized Depreciation	(10,047,343)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

UltraShort FTSE China 50 Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 74.6%

REPURCHASE AGREEMENTS(a) - 74.6%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $15,958,943
(Cost $15,958,921)	15,958,921	15,958,921

Total Investments - 74.6% (Cost $15,958,921)		15,958,921
Other assets less liabilities - 25.4%		5,437,029
Net Assets - 100.0%		21,395,950

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(13,498,922)	11/9/2021	Bank of America NA	1.44%	iShares® China Large-Cap ETF	(108,485)
(8,834,170)	11/9/2021	Citibank NA	2.69%	iShares® China Large-Cap ETF	(4,713,733)
(2,466,331)	11/9/2021	Goldman Sachs International	1.67%	iShares® China Large-Cap ETF	(2,453,715)
(1,777,171)	11/9/2021	Morgan Stanley & Co. International plc	1.34%	iShares® China Large-Cap ETF	331,105
(5,292,749)	11/9/2021	Societe Generale	1.60%	iShares® China Large-Cap ETF	(347,745)
(11,019,668)	11/9/2022	UBS AG	1.65%	iShares® China Large-Cap ETF	130,083
(42,889,011)					(7,162,490)
				Total Unrealized Appreciation	461,188
				Total Unrealized Depreciation	(7,623,678)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort FTSE Europe Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 86.7%

REPURCHASE AGREEMENTS(a) - 86.7%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $6,682,470
(Cost $6,682,461)	6,682,461	6,682,461

Total Investments - 86.7% (Cost $6,682,461)		6,682,461
Other assets less liabilities - 13.3%		1,024,679
Net Assets - 100.0%		7,707,140

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort FTSE Europe Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Swap Agreementsa

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
(5,319,296)	11/9/2022	Citibank NA	0.74%	Vanguard® FTSE Europe ETF Shares	(658,942)
(3,166,635)	11/9/2021	Goldman Sachs International	0.72%	Vanguard® FTSE Europe ETF Shares	(2,295,427)
(387,696)	11/9/2021	Morgan Stanley & Co. International plc	0.34%	Vanguard® FTSE Europe ETF Shares	(204,248)
(447,341)	11/9/2021	Societe Generale	0.90%	Vanguard® FTSE Europe ETF Shares	(331,054)
(6,105,744)	11/9/2022	UBS AG	0.40%	Vanguard® FTSE Europe ETF Shares	(846,552)
(15,426,712)					(4,336,223)
				Total Unrealized Depreciation	(4,336,223)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Health Care Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 143.6%

REPURCHASE AGREEMENTS(a) - 143.6%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $1,479,682
(Cost $1,479,678)	1,479,678	1,479,678

Total Investments - 143.6% (Cost $1,479,678)		1,479,678
Liabilities in excess of other assets - (43.6%)		(448,985)
Net Assets - 100.0%		1,030,693

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(635,490)	12/6/2021	Bank of America NA	(0.11)%	Dow Jones U.S. Health CareSM Index[c]	(183,642)
(62,204)	1/6/2022	Bank of America NA	0.39%	iShares® U.S. Healthcare ETF	(36,018)
(112,745)	11/7/2022	Morgan Stanley & Co. International plc	0.19%	iShares® U.S. Healthcare ETF	(17,634)
(67,287)	11/7/2022	Morgan Stanley & Co. International plc	(0.36)%	Dow Jones U.S. Health CareSM Index[c]	(10,260)
(798,474)	11/7/2022	Societe Generale	(0.05)%	Dow Jones U.S. Health CareSM Index[c]	(172,876)
(385,780)	12/6/2021	UBS AG	0.15%	Dow Jones U.S. Health CareSM Index[c]	(160,872)
(2,061,980)					(581,302)
				Total Unrealized Depreciation	(581,302)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

UltraShort Industrials Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 126.1%

REPURCHASE AGREEMENTS(a) - 126.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $1,538,365
(Cost $1,538,364)	1,538,364	1,538,364

Total Investments - 126.1% (Cost $1,538,364)		1,538,364
Liabilities in excess of other assets - (26.1%)		(318,661)
Net Assets - 100.0%		1,219,703

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(262,261)	11/7/2022	Bank of America NA	0.44%	iShares® U.S. Industrials ETF	(30,647)
(129,692)	11/7/2022	Bank of America NA	0.04%	Dow Jones U.S. IndustrialsSM Index	(102,530)
(87,420)	11/7/2022	Morgan Stanley & Co. International plc	0.19%	iShares® U.S. Industrials ETF	(24,445)
(56,644)	11/7/2022	Morgan Stanley & Co. International plc	(0.16)%	Dow Jones U.S. IndustrialsSM Index	(7,466)
(383,178)	1/6/2022	Societe Generale	0.05%	Dow Jones U.S. IndustrialsSM Index	(77,008)
(1,523,826)	12/6/2021	UBS AG	0.15%	Dow Jones U.S. IndustrialsSM Index	(243,502)
(2,443,021)					(485,598)
				Total Unrealized Depreciation	(485,598)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 116.8%

REPURCHASE AGREEMENTS(a) - 116.8%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,236,060
(Cost $2,236,056)	2,236,056	2,236,056

Total Investments - 116.8% (Cost $2,236,056)		2,236,056
Liabilities in excess of other assets - (16.8%)		(321,063)
Net Assets - 100.0%		1,914,993

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2021:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	9/17/2021	USD	$275,200	$(5,276)

Swap Agreements

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(462,531)	12/6/2021	Bank of America NA	(0.16)%	S&P MidCap 400®	(130,506)
(534,113)	11/8/2021	BNP Paribas SA	(0.21)%	S&P MidCap 400®	(282,990)
(875,505)	11/7/2022	Citibank NA	(0.26)%	S&P MidCap 400®	(119,289)
(724,081)	11/7/2022	Morgan Stanley & Co. International plc	0.51%	S&P MidCap 400®	(163,369)
(958,100)	11/7/2022	Societe Generale	0.22%	S&P MidCap 400®	(206,245)
(3,554,330)					(902,399)
				Total Unrealized Depreciation	(902,399)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 68.5%

REPURCHASE AGREEMENTS(a) - 68.5%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $8,580,915
(Cost $8,580,905)	8,580,905	8,580,905

Total Investments - 68.5% (Cost $8,580,905)		8,580,905
Other assets less liabilities - 31.5%		3,939,642
Net Assets - 100.0%		12,520,547

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreementsa

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,161,516)	11/9/2022	Bank of America NA	1.44%	iShares® MSCI Brazil Capped ETF	(473,613)
(4,054,154)	12/13/2021	Citibank NA	0.14%	iShares® MSCI Brazil Capped ETF	(4,033,323)
(2,065,674)	11/9/2022	Goldman Sachs International	0.57%	iShares® MSCI Brazil Capped ETF	972,309
(1,718,789)	11/9/2021	Morgan Stanley & Co. International plc	0.34%	iShares® MSCI Brazil Capped ETF	(303,296)
(5,401,630)	1/14/2022	Societe Generale	1.00%	iShares® MSCI Brazil Capped ETF	(3,108,632)
(7,625,601)	3/21/2022	UBS AG	0.65%	iShares® MSCI Brazil Capped ETF	(3,592,825)
(25,027,364)					(10,539,380)
				Total Unrealized Appreciation	972,309
				Total Unrealized Depreciation	(11,511,689)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 110.9%

REPURCHASE AGREEMENTS(a) - 110.9%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $1,508,999
(Cost $1,508,997)	1,508,997	1,508,997

Total Investments - 110.9% (Cost $1,508,997)		1,508,997
Liabilities in excess of other assets - (10.9%)		(148,314)
Net Assets - 100.0%		1,360,683

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
(404,854)	11/9/2021	Citibank NA	0.34%	iShares® MSCI EAFE ETF	(344,083)
(1,060,896)	11/9/2021	Goldman Sachs International	(0.08)%	iShares® MSCI EAFE ETF	(130,815)
(195,039)	11/9/2021	Societe Generale	0.75%	iShares® MSCI EAFE ETF	(60,911)
(1,057,940)	11/9/2022	UBS AG	0.30%	iShares® MSCI EAFE ETF	(122,768)
(2,718,729)					(658,577)
				Total Unrealized Depreciation	(658,577)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 80.0%

REPURCHASE AGREEMENTS(a) - 80.0%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $4,936,375
(Cost $4,936,368)	4,936,368	4,936,368

Total Investments - 80.0% (Cost $4,936,368)		4,936,368
Other assets less liabilities - 20.0%		1,237,320
Net Assets - 100.0%		6,173,688

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreementsa

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(6,180,172)	11/9/2022	Citibank NA	0.49%	iShares® MSCI Emerging Markets ETF	(53,372)
(2,544,175)	11/9/2022	Goldman Sachs International	1.92%	iShares® MSCI Emerging Markets ETF	88,318
(158,532)	11/9/2021	Societe Generale	1.65%	iShares® MSCI Emerging Markets ETF	(92,003)
(3,437,833)	2/15/2022	UBS AG	1.00%	iShares® MSCI Emerging Markets ETF	(62,991)
(12,320,712)					(120,048)
				Total Unrealized Appreciation	88,318
				Total Unrealized Depreciation	(208,366)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Japan

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 76.8%

REPURCHASE AGREEMENTS(a) - 76.8%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $3,840,936
(Cost $3,840,933)	3,840,933	3,840,933

Total Investments - 76.8% (Cost $3,840,933)		3,840,933
Other assets less liabilities - 23.2%		1,161,543
Net Assets - 100.0%		5,002,476

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Underlying Instrument	Value and Unrealized Depreciation ($)
(3,293,085)	11/9/2022	Bank of America NA	0.39%	iShares® MSCI Japan ETF	(70,859)
(1,231,085)	11/9/2021	Morgan Stanley & Co. International plc	0.24%	iShares® MSCI Japan ETF	(271,096)
(2,795,305)	11/9/2021	Societe Generale	1.10%	iShares® MSCI Japan ETF	(1,489,091)
(2,637,824)	11/9/2022	UBS AG	0.55%	iShares® MSCI Japan ETF	(31,473)
(9,957,299)					(1,862,519)
				Total Unrealized Depreciation	(1,862,519)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 96.2%

REPURCHASE AGREEMENTS(a) - 96.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $6,300,829
(Cost $6,300,821)	6,300,821	6,300,821

Total Investments - 96.2% (Cost $6,300,821)		6,300,821
Other assets less liabilities - 3.8%		245,916
Net Assets - 100.0%		6,546,737

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(3,791,463)	1/6/2022	Bank of America NA	0.19%	NASDAQ Biotechnology Index®	(714,816)
(967,919)	12/6/2021	Citibank NA	0.94%	NASDAQ Biotechnology Index®	(119,562)
(208,557)	11/7/2022	Morgan Stanley & Co. International plc	(0.01)%	NASDAQ Biotechnology Index®	(22,225)
(4,069,539)	11/22/2021	Societe Generale	0.10%	NASDAQ Biotechnology Index®	(1,253,489)
(4,053,496)	11/8/2021	UBS AG	0.90%	NASDAQ Biotechnology Index®	(5,776,914)
(13,090,974)					(7,887,006)
				Total Unrealized Depreciation	(7,887,006)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Oil & Gas

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 93.7%

REPURCHASE AGREEMENTS(a) - 93.7%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $16,829,831
(Cost $16,829,808)	16,829,808	16,829,808

Total Investments - 93.7% (Cost $16,829,808)		16,829,808
Other assets less liabilities - 6.3%		1,139,757
Net Assets - 100.0%		17,969,565

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Oil & Gas

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreements
UltraShort Oil & Gas had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(10,275,301)	11/7/2022	Bank of America NA	0.24%	Dow Jones U.S. Oil & GasSM Index	(1,767,167)
(1,195,599)	1/6/2022	Bank of America NA	0.94%	iShares® U.S. Energy ETF	(892,218)
(434,638)	1/6/2022	Goldman Sachs International	(0.23)%	Dow Jones U.S. Oil & GasSM Index	(143,951)
(3,956,369)	11/7/2022	Morgan Stanley & Co. International plc	0.60%	Dow Jones U.S. Oil & GasSM Index	(68,993)
(1,256,378)	11/7/2022	Morgan Stanley & Co. International plc	0.39%	iShares® U.S. Energy ETF	(203,679)
(10,492,419)	11/7/2022	Societe Generale	0.05%	Dow Jones U.S. Oil & GasSM Index	(493,209)
(8,255,703)	12/6/2021	UBS AG	0.05%	Dow Jones U.S. Oil & GasSM Index	(3,866,836)
(35,866,407)					(7,436,053)
				Total Unrealized Depreciation	(7,436,053)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort QQQ

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 135.7%

REPURCHASE AGREEMENTS(a) - 58.7%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $125,644,245
(Cost $125,644,081)	125,644,081	125,644,081

U.S. TREASURY OBLIGATIONS(b) - 77.0%
U.S. Treasury Bills
0.01%, 10/21/2021(c)	25,000,000	24,998,437
0.04%, 11/4/2021(c)	20,000,000	19,998,489
0.03%, 11/12/2021(c)	25,000,000	24,997,375
0.01%, 12/2/2021(c)	20,000,000	19,998,083
0.05%, 12/30/2021(c)	25,000,000	24,996,250
0.04%, 3/24/2022(c)	25,000,000	24,995,042
0.04%, 4/21/2022(c)	25,000,000	24,993,153
TOTAL U.S. TREASURY OBLIGATIONS (Cost $164,979,896)		164,976,829

TOTAL SHORT-TERM INVESTMENTS (Cost $290,623,977)		290,620,910

Total Investments - 135.7% (Cost $290,623,977)		290,620,910
Liabilities in excess of other assets - (35.7%)		(76,518,077)
Net Assets - 100.0%		214,102,833

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $105,227,872.
(c)	The rate shown was the current yield as of August 31, 2021.

UltraShort QQQ

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Sold
UltraShort QQQ had the following open short futures contracts as of August 31, 2021:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
NASDAQ 100 E-Mini Index	46	9/17/2021	USD	$14,335,900	$(851,032)

Swap Agreements

UltraShort QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(63,436,398)	12/6/2021	Bank of America NA	(0.36)%	NASDAQ-100 Index®	(19,667,070)
(81,325,120)	11/7/2022	BNP Paribas SA	(0.41)%	NASDAQ-100 Index®	(16,774,262)
(49,193,984)	11/7/2022	Citibank NA	(0.37)%	NASDAQ-100 Index®	(15,600,594)
(85,501,233)	11/7/2022	Goldman Sachs International	(0.38)%	NASDAQ-100 Index®	(10,458,971)
(50,175,682)	11/8/2021	J.P. Morgan Securities	(0.21)%	NASDAQ-100 Index®	(8,190,595)
(7,791,255)	11/7/2022	Morgan Stanley & Co. International plc	0.04%	NASDAQ-100 Index®	(4,264,014)
(22,828,377)	1/6/2022	Societe Generale	(0.55)%	NASDAQ-100 Index®	(9,119,579)
(53,615,350)	11/8/2021	UBS AG	(0.25)%	NASDAQ-100 Index®	(15,208,607)
(413,867,399)					(99,283,692)
				Total Unrealized Depreciation	(99,283,692)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 102.2%

REPURCHASE AGREEMENTS(a) - 102.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $13,815,568
(Cost $13,815,551)	13,815,551	13,815,551

Total Investments - 102.2% (Cost $13,815,551)		13,815,551
Liabilities in excess of other assets - (2.2%)		(296,347)
Net Assets - 100.0%		13,519,204

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Swap Agreements
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(3,409,905)	12/6/2021	Bank of America NA	(0.41)%	Dow Jones U.S. Real EstateSM Index	(2,556,449)
(2,042,288)	1/6/2022	Bank of America NA	0.94%	iShares® U.S. Real Estate ETF	(1,059,708)
(2,052,226)	11/8/2021	BNP Paribas SA	(0.26)%	Dow Jones U.S. Real EstateSM Index	(1,410,608)
(49,247)	1/6/2022	Goldman Sachs International	(0.23)%	Dow Jones U.S. Real EstateSM Index	(11,314)
(5,985,165)	1/6/2022	Morgan Stanley & Co. International plc	0.38%	Dow Jones U.S. Real EstateSM Index	(1,824,351)
(1,680,131)	1/6/2022	Morgan Stanley & Co. International plc	0.34%	iShares® U.S. Real Estate ETF	(477,449)
(3,945,250)	1/6/2022	Societe Generale	(0.10)%	Dow Jones U.S. Real EstateSM Index	(1,161,682)
(7,929,983)	11/7/2022	UBS AG	0.15%	Dow Jones U.S. Real EstateSM Index	(388,820)
(27,094,195)					(8,890,381)
				Total Unrealized Depreciation	(8,890,381)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 91.3%

REPURCHASE AGREEMENTS(a) - 91.3%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $81,733,853 (Cost $81,733,746)	81,733,746	81,733,746

Total Investments - 91.3% (Cost $81,733,746)		81,733,746
Other assets less liabilities - 8.7%		7,833,875
Net Assets - 100.0%		89,567,621

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Sold
UltraShort Russell2000 had the following open short futures contracts as of August 31, 2021:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	9	9/17/2021	USD	$1,022,040	$24,000

Swap Agreements
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(19,481,661)	11/7/2022	Bank of America NA	0.14%	Russell 2000® Index	(3,457,571)
(1,637,114)	11/8/2021	BNP Paribas SA	0.09%	Russell 2000® Index	(4,405,096)
(40,720,947)	11/7/2022	Citibank NA	0.13%	Russell 2000® Index	(3,724,268)
(1,616,650)	11/8/2021	Goldman Sachs International	0.17%	Russell 2000® Index	(154,415)
(33,112,913)	11/7/2022	Morgan Stanley & Co. International plc	0.70%	Russell 2000® Index	(3,600,205)
(20,424,549)	11/7/2022	Morgan Stanley & Co. International plc	0.44%	iShares® Russell 2000 ETF	(2,198,448)
(26,634,942)	1/6/2022	Societe Generale	0.30%	Russell 2000® Index	(5,815,850)
(34,495,035)	11/8/2021	UBS AG	0.40%	Russell 2000® Index	(9,744,194)
(178,123,811)					(33,100,047)
				Total Unrealized Depreciation	(33,100,047)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 148.9%

REPURCHASE AGREEMENTS(a) - 45.5%

Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $275,245,012
(Cost $275,244,652)	275,244,652	275,244,652

U.S. TREASURY OBLIGATIONS(b) - 103.4%
U.S. Treasury Bills
0.04%, 9/2/2021(c)	25,000,000	24,999,983
0.04%, 9/16/2021(c)	50,000,000	49,999,479
0.03%, 9/23/2021(c)	45,000,000	44,999,072
0.04%, 9/30/2021(c)	25,000,000	24,999,345
0.05%, 10/7/2021(c)	25,000,000	24,999,062
0.02%, 10/14/2021(c)	25,000,000	24,998,955
0.01%, 10/21/2021(c)	25,000,000	24,998,437
0.03%, 10/28/2021(c)	50,000,000	49,996,042
0.03%, 11/4/2021(c)	80,000,000	79,993,955
0.04%, 11/12/2021(c)	50,000,000	49,994,750
0.05%, 11/18/2021(c)	20,000,000	19,998,158
0.02%, 12/2/2021(c)	30,000,000	29,997,125
0.05%, 12/23/2021(c)	25,000,000	24,996,665
0.04%, 12/30/2021(c)	50,000,000	49,992,500
0.05%, 1/27/2022(c)	20,000,000	19,996,917
0.05%, 2/24/2022(c)	20,000,000	19,995,111
0.04%, 3/24/2022(c)	35,000,000	34,993,058
0.04%, 4/21/2022(c)	25,000,000	24,993,153
TOTAL U.S. TREASURY OBLIGATIONS (Cost $624,946,792)		624,941,767

TOTAL SHORT-TERM INVESTMENTS (Cost $900,191,444)		900,186,419

Total Investments - 148.9% (Cost $900,191,444)		900,186,419
Liabilities in excess of other assets - (48.9%)		(295,630,204)
Net Assets - 100.0%		604,556,215

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $322,025,403.
(c)	The rate shown was the current yield as of August 31, 2021.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Futures Contracts Sold
UltraShort S&P500® had the following open short futures contracts as of August 31, 2021:
	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	166	9/17/2021	USD	$37,520,150	$(2,048,164)

Swap Agreements
UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(147,131,826)	12/6/2021	Bank of America NA	(0.31)%	S&P 500®	(43,591,545)
(155,657,077)	11/8/2021	BNP Paribas SA	(0.36)%	S&P 500®	(45,394,566)
(179,342,353)	11/7/2022	Citibank NA	(0.37)%	S&P 500®	(26,743,010)
(144,314,196)	1/6/2023	Goldman Sachs International	(0.43)%	S&P 500®	(10,169,084)
(107,671,443)	11/7/2022	J.P. Morgan Securities	(0.21)%	S&P 500®	(13,658,405)
(25,055,647)	11/8/2021	Morgan Stanley & Co. International plc	0.33%	S&P 500®	(10,229,141)
(332,195,369)	1/6/2022	Societe Generale	(0.15)%	S&P 500®	(63,677,801)
(80,226,283)	11/8/2021	UBS AG	(0.25)%	S&P 500®	(72,060,081)
(1,171,594,194)					(285,523,633)
				Total Unrealized Depreciation	(285,523,633)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Abbreviations

USD	U.S. Dollar

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 101.3%

REPURCHASE AGREEMENTS(a) - 101.3%

Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,903,664 (Cost $2,903,662)	2,903,662	2,903,662

Total Investments - 101.3% (Cost $2,903,662)		2,903,662
Liabilities in excess of other assets - (1.3%)		(38,634)
Net Assets - 100.0%		2,865,028

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(358,444)	1/6/2022	Bank of America NA	(0.06)%	Dow Jones U.S. SemiconductorsSM Index[c]	(38,732)
(194,807)	11/7/2022	Goldman Sachs International	(0.01)%	Dow Jones U.S. SemiconductorsSM Index[c]	(9,950)
(327,275)	11/8/2021	J.P. Morgan Securities	(0.26)%	Dow Jones U.S. SemiconductorsSM Index[c]	(365,119)
(942,863)	11/7/2022	Morgan Stanley & Co. International plc	(0.06)%	Dow Jones U.S. SemiconductorsSM Index[c]	(375,898)
(1,675,336)	11/22/2021	Societe Generale	(0.05)%	Dow Jones U.S. SemiconductorsSM Index[c]	(953,508)
(2,228,586)	11/7/2022	UBS AG	(0.20)%	Dow Jones U.S. SemiconductorsSM Index[c]	(319,735)
(5,727,311)					(2,062,942)
				Total Unrealized Depreciation	(2,062,942)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

UltraShort SmallCap600 Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 105.2%

REPURCHASE AGREEMENTS(a) - 105.2%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $3,347,553 (Cost $3,347,547)	3,347,547	3,347,547

Total Investments - 105.2% (Cost $3,347,547)		3,347,547
Liabilities in excess of other assets - (5.2%)		(164,224)
Net Assets - 100.0%		3,183,323

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,329,828)	11/7/2022	Bank of America NA	(0.06)%	S&P SmallCap 600®	(146,844)
(3,035,507)	11/7/2022	Morgan Stanley & Co. International plc	0.54%	S&P SmallCap 600®	(369,989)
(1,168,554)	11/7/2022	Societe Generale	0.30%	S&P SmallCap 600®	(191,960)
(832,339)	12/6/2021	UBS AG	0.05%	S&P SmallCap 600®	(462,572)
(6,366,228)					(1,171,365)
				Total Unrealized Depreciation	(1,171,365)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Technology Schedule of Portfolio Investments August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 103.1%

REPURCHASE AGREEMENTS(a) - 103.1%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $4,395,286 (Cost $4,395,282)	4,395,282	4,395,282

Total Investments - 103.1% (Cost $4,395,282)		4,395,282
Liabilities in excess of other assets - (3.1%)		(133,001)
Net Assets - 100.0%		4,262,281

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements
UltraShort Technology had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,339,568)	1/6/2022	Bank of America NA	(0.01)%	Dow Jones U.S. TechnologySM Index[c]	(486,782)
(1,397,810)	1/6/2022	BNP Paribas SA	(0.26)%	Dow Jones U.S. TechnologySM Index[c]	(263,255)
(116,484)	11/8/2021	Goldman Sachs International	(0.03)%	Dow Jones U.S. TechnologySM Index[c]	(1,193,676)
(3,749,894)	11/8/2021	J.P. Morgan Securities	(0.26)%	Dow Jones U.S. TechnologySM Index[c]	(813,472)
(340,492)	11/7/2022	Morgan Stanley & Co. International plc	(0.26)%	Dow Jones U.S. TechnologySM Index[c]	(68,618)
(492,818)	11/22/2021	Societe Generale	0.05%	Dow Jones U.S. TechnologySM Index[c]	(333,115)
(1,097,639)	12/6/2021	UBS AG	0.05%	Dow Jones U.S. TechnologySM Index[c]	(683,006)
(8,534,705)					(3,841,924)
				Total Unrealized Depreciation	(3,841,924)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 99.0%

REPURCHASE AGREEMENTS(a) - 99.0%
Repurchase Agreements with various counterparties, rates 0.02% - 0.05%, dated 8/31/2021, due 9/1/2021, total to be received $2,051,458
(Cost $2,051,454)	2,051,454	2,051,454

Total Investments - 99.0% (Cost $2,051,454)		2,051,454
Other assets less liabilities - 1.0%		20,367
Net Assets - 100.0%		2,071,821

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2021:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Underlying Instrument	Value and Unrealized Depreciation ($)
(1,049,313)	1/6/2022	Bank of America NA	0.14%	Dow Jones U.S. UtilitiesSM Index[c]	(84,710)
(251,216)	11/7/2022	Morgan Stanley & Co. International plc	(0.01)%	Dow Jones U.S. UtilitiesSM Index[c]	(24,273)
(835,140)	11/8/2021	Societe Generale	0.05%	Dow Jones U.S. UtilitiesSM Index[c]	(173,607)
(2,017,469)	11/8/2021	UBS AG	0.15%	Dow Jones U.S. UtilitiesSM Index[c]	(1,238,226)
(4,153,138)					(1,520,816)
				Total Unrealized Depreciation	(1,520,816)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

PROSHARES TRUST
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
AUGUST 31, 2021 (UNAUDITED)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2021, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 0.05%, dated 08/31/2021 due 09/01/2021 (a)	Barclays Capital, Inc., 0.02%, dated 08/31/2021 due 09/01/2021 (b)	Barclays Capital, Inc., 0.04%, dated 08/31/2021 due 09/01/2021 (c)	BNP Paribas Securities Corp., 0.05%, dated 08/31/2021 due 09/01/2021 (d)	ING Financial Markets LLC, 0.05%, dated 08/31/2021 due 09/01/2021 (e)	Total
Short 7-10 Year Treasury	$12,531,291	$2,278,417	$18,167,728	$42,150,708	$20,163,987	$95,292,131
Short 20+ Year Treasury	26,812,903	4,875,073	38,873,052	90,188,854	43,144,397	203,894,279
Short Basic Materials	206,985	37,634	300,084	696,221	333,056	1,573,980
Short Dow30SM	9,498,948	1,727,081	13,771,469	31,951,005	15,284,670	72,233,173
Short Financials	1,127,749	205,045	1,635,000	3,793,340	1,814,652	8,575,786
Short FTSE China 50	949,140	172,571	1,376,053	3,192,563	1,527,253	7,217,580
Short High Yield	4,346,174	790,213	6,301,035	14,618,949	6,993,389	33,049,760
Short MidCap400	1,549,722	281,768	2,246,770	5,212,701	2,493,643	11,784,604
Short MSCI EAFE	1,544,150	280,755	2,238,692	5,193,961	2,484,679	11,742,237
Short MSCI Emerging Markets	3,262,589	593,198	4,730,066	10,974,163	5,249,802	24,809,818
Short Oil & Gas	337,258	61,320	488,950	1,134,412	542,678	2,564,618
Short QQQ	26,325,996	4,786,545	38,167,140	88,551,077	42,360,921	200,191,679
Short Real Estate	927,293	168,599	1,344,379	3,119,078	1,492,099	7,051,448
Short Russell2000	24,029,017	4,368,912	34,837,003	80,824,872	38,664,871	182,724,675
Short S&P500®	46,456,366	8,446,612	67,351,929	156,262,322	74,752,516	353,269,745
Short SmallCap600	625,095	113,654	906,257	2,102,594	1,005,836	4,753,436
Ultra 7-10 Year Treasury	1,855,761	337,411	2,690,462	6,242,105	2,986,088	14,111,827
Ultra 20+ Year Treasury	5,507,711	1,001,402	7,985,019	18,525,937	8,862,407	41,882,476
Ultra Basic Materials	379,311	68,966	549,921	1,275,862	610,345	2,884,405
Ultra Consumer Goods	71,370	12,976	103,471	240,062	114,840	542,719
Ultra Consumer Services	312,345	56,790	452,833	1,050,612	502,591	2,375,171
Ultra Dow30SM	3,938,870	716,158	5,710,529	13,248,923	6,337,999	29,952,479
Ultra Financials	5,548,033	1,008,733	8,043,476	18,661,563	8,927,289	42,189,094
Ultra FTSE China 50	1,536,742	279,407	2,227,951	5,169,040	2,472,757	11,685,897
Ultra FTSE Europe	386,616	70,294	560,510	1,300,432	622,099	2,939,951
Ultra Health Care	590,755	107,410	856,472	1,987,085	950,579	4,492,301
Ultra High Yield	2,277,724	414,132	3,302,219	7,661,437	3,665,066	17,320,578
Ultra Industrials	335,124	60,932	485,858	1,127,233	539,244	2,548,391
Ultra MidCap400	287,124	52,204	416,271	965,782	462,009	2,183,390
Ultra MSCI Brazil Capped	415,512	75,548	602,407	1,397,637	668,600	3,159,704
Ultra MSCI EAFE	1,017,614	185,020	1,475,326	3,422,885	1,637,435	7,738,280
Ultra MSCI Emerging Markets	4,523,728	822,496	6,558,453	15,216,176	7,279,090	34,399,943
Ultra MSCI Japan	216,896	39,436	314,454	729,559	349,005	1,649,350
Ultra Nasdaq Biotechnology	2,389,213	434,402	3,463,855	8,036,441	3,844,461	18,168,372
Ultra Nasdaq Cloud Computing	43,738	7,952	63,411	147,120	70,379	332,600
Ultra Nasdaq Cybersecurity	276,560	50,284	400,955	930,250	445,012	2,103,061
Ultra Oil & Gas	750,003	136,364	1,087,348	2,522,741	1,206,825	5,703,281
Ultra QQQ	13,543,244	2,462,408	19,634,845	45,554,545	21,792,310	102,987,352
Ultra Real Estate	1,386,941	252,171	2,010,774	4,665,166	2,231,714	10,546,766
Ultra Russell2000	6,671,034	1,212,915	9,671,592	22,438,930	10,734,299	50,728,770
Ultra S&P500®	12,165,169	2,211,849	17,636,928	40,919,205	19,574,863	92,508,014
Ultra Semiconductors	830,026	150,914	1,203,364	2,791,909	1,335,588	6,311,801
Ultra SmallCap600	775,863	141,066	1,124,838	2,609,721	1,248,434	5,899,922
Ultra Technology	628,245	114,226	910,821	2,113,186	1,010,901	4,777,379
Ultra Telecommunications	35,141	6,389	50,948	118,203	56,548	267,229
Ultra Utilities	283,812	51,602	411,469	954,642	456,681	2,158,206
UltraPro Dow30SM	2,469,374	448,977	3,580,071	8,306,077	3,973,447	18,777,946
UltraPro MidCap400	325,835	59,243	472,392	1,095,992	524,299	2,477,761
UltraPro QQQ	45,935,476	8,351,905	66,596,748	154,510,238	73,914,358	349,308,725
UltraPro Russell2000	3,653,260	664,229	5,296,456	12,288,237	5,878,427	27,780,609
UltraPro S&P500®	14,680,987	2,669,270	21,284,332	49,381,499	23,623,043	111,639,131

Fund Name	Bank of America Securities, Inc., 0.05%, dated 08/31/2021 due 09/01/2021 (a)	Barclays Capital, Inc., 0.02%, dated 08/31/2021 due 09/01/2021 (b)	Barclays Capital, Inc., 0.04%, dated 08/31/2021 due 09/01/2021 (c)	BNP Paribas Securities Corp., 0.05%, dated 08/31/2021 due 09/01/2021 (d)	ING Financial Markets LLC, 0.05%, dated 08/31/2021 due 09/01/2021 (e)	Total
UltraPro Short 20+ Year Treasury	14,690,255	2,670,955	21,297,770	49,412,676	23,637,957	111,709,613
UltraPro Short Dow30SM	21,453,111	3,900,566	31,102,484	72,160,463	34,520,006	163,136,630
UltraPro Short MidCap400	642,740	116,862	931,838	2,161,946	1,034,228	4,887,614
UltraPro Short QQQ	45,663,317	8,302,422	66,202,177	153,594,799	73,476,430	347,239,145
UltraPro Short Russell2000	7,287,034	1,324,915	10,564,663	24,510,934	11,725,501	55,413,047
UltraPro Short S&P500®	25,060,065	4,556,375	36,331,807	84,292,945	40,323,922	190,565,114
UltraShort 7-10 Year Treasury	7,508,961	1,365,266	10,886,409	25,257,417	12,082,602	57,100,655
UltraShort 20+ Year Treasury	31,842,870	5,789,613	46,165,443	107,107,837	51,238,073	242,143,836
UltraShort Basic Materials	290,051	52,736	420,510	975,620	466,715	2,205,632
UltraShort Consumer Goods	155,507	28,274	225,451	523,066	250,224	1,182,522
UltraShort Consumer Services	127,241	23,135	184,474	427,995	204,744	967,589
UltraShort Dow30SM	11,487,957	2,088,719	16,655,112	38,641,306	18,485,165	87,358,259
UltraShort Financials	1,349,209	245,311	1,956,068	4,538,248	2,171,000	10,259,836
UltraShort FTSE China 50	2,098,660	381,575	3,042,616	7,059,133	3,376,937	15,958,921
UltraShort FTSE Europe	878,770	159,776	1,274,031	2,955,863	1,414,021	6,682,461
UltraShort Health Care	194,582	35,379	282,106	654,508	313,103	1,479,678
UltraShort Industrials	202,301	36,782	293,294	680,467	325,520	1,538,364
UltraShort MidCap400	294,050	53,464	426,311	989,078	473,153	2,236,056
UltraShort MSCI Brazil Capped	1,128,423	205,168	1,635,975	3,795,604	1,815,735	8,580,905
UltraShort MSCI EAFE	198,440	36,080	287,693	667,477	319,307	1,508,997
UltraShort MSCI Emerging Markets	649,152	118,028	941,133	2,183,511	1,044,544	4,936,368
UltraShort MSCI Japan	505,098	91,836	732,285	1,698,966	812,748	3,840,933
UltraShort Nasdaq Biotechnology	828,583	150,651	1,201,271	2,787,051	1,333,265	6,300,821
UltraShort Oil & Gas	2,213,186	402,397	3,208,653	7,444,353	3,561,219	16,829,808
UltraShort QQQ	16,522,693	3,004,126	23,954,418	55,576,330	26,586,514	125,644,081
UltraShort Real Estate	1,816,800	330,327	2,633,976	6,111,053	2,923,395	13,815,551
UltraShort Russell2000	10,748,311	1,954,238	15,582,782	36,153,407	17,295,008	81,733,746
UltraShort S&P500®	36,195,758	6,581,047	52,476,212	121,749,369	58,242,266	275,244,652
UltraShort Semiconductors	381,843	69,426	553,592	1,284,381	614,420	2,903,662
UltraShort SmallCap600	440,217	80,039	638,220	1,480,725	708,346	3,347,547
UltraShort Technology	577,996	105,090	837,974	1,944,172	930,050	4,395,282
UltraShort Utilities	269,774	49,050	391,116	907,422	434,092	2,051,454

	$540,278,788	$98,232,506	$783,290,250	$1,817,301,374	$869,357,691	$4,108,460,609

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2021 as follows:

(a)	U.S. Treasury Notes, 0.75% to 1.13%, due 8/31/2026 to 8/31/2028, which had an aggregate value at the Trust level of $561,000,120.
(b)	U.S. Treasury Bonds, 1.63%, due 11/15/2050; U.S. Treasury Notes, 1.25%, due 6/30/2028, which had an aggregate value at the Trust level of $102,000,010.
(c)	U.S. Treasury Bonds, 0% to 3.63%, due 8/15/2024 to 2/15/2051; U.S. Treasury Notes, 0.13% to 0.88%, due 1/15/2022 to 7/15/2031, which had an aggregate value at the Trust level of $813,331,680.
(d)	U.S. Treasury Bills, 0%, due 9/14/2021 to 2/24/2022; U.S. Treasury Bonds, 0% to 6.88%, due 1/15/2025 to 5/15/2051; U.S. Treasury Notes, 0.13% to 2.88%, due 1/31/2022 to 1/15/2031, which had an aggregate value at the Trust level of $1,887,000,000.
(e)	Federal Farm Credit Bank, 0.08% to 3.10%, due 11/16/2021 to 1/4/2035; Federal Home Loan Bank, 0.11% to 2.75%, due 12/20/2021 to 3/5/2026; Federal Home Loan Mortgage Corp., 0% to 6.75%, due 5/5/2023 to 3/15/2031; Federal National Mortgage Association, 0% to 6.63%, due 1/5/2022 to 11/15/2030; U.S. Treasury Bills, 0%, due 10/14/2021 to 2/24/2022; U.S. Treasury Bonds, 1.13% to 2.75%, due 5/15/2040 to 2/15/2044; U.S. Treasury Notes, 0.13% to 2.88%, due 4/15/2022 to 5/15/2029, which had an aggregate value at the Trust level of $902,701,575.